As filed with the Securities and Exchange Commission on April 28, 2025
File Nos. 033-74534
811-08314

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 60
☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 61
☒

SCHWAB ANNUITY PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

211 Main Street
San Francisco, California 94105
(Address of Principal Executive Offices)
(800) 648-5300
(Registrant’s Telephone Number, including Area Code)

Catherine M. MacGregor, Esq.
211 Main Street
San Francisco, California 94105
(Name and Address of Agent for Service)

Copies of communications to:
Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006	Gregory C. Davis, Esq. Ropes & Gray LLP Three Embarcadero Center San Francisco, CA 94111‑4006

It is proposed that this filing will become effective (check appropriate box):
☒  Immediately upon filing pursuant to paragraph (b)
□  On (date) pursuant to paragraph (b)
□  60 days after filing pursuant to paragraph (a)(1)
□  On (date) pursuant to paragraph (a)(1)
□  75 days after filing pursuant to paragraph (a)(2)
□  On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
□  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus | April 28, 2025
Schwab Funds®

Schwab® S&P 500 Index Portfolio
Ticker Symbol	SWP1Z
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Schwab S&P 500 Index Portfolio

Schwab® S&P 500 Index Portfolio
Ticker Symbol:	SWP1Z

Investment Objective

The fund’s goal is to track the total return of the S&P 500® Index.
Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. This table does not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. If they were reflected, fees would be higher.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.03
Other expenses	None
Total annual fund operating expenses	0.03
Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. This example does not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. If they were reflected, costs would be higher. Your actual costs may be higher or lower.
Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$3	$10	$17	$39
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies

To pursue its goal, the fund generally invests in stocks that are included in the S&P 500 Index†. It is the fund’s policy that under normal circumstances it will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in these stocks; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy.
The fund generally seeks to replicate the performance of the index by giving the same weight to a given stock as the index does. However, when the investment adviser believes it is in the best interest of the fund, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a stock, the investment adviser may cause the fund’s weighting of a stock to be more or less than the index’s weighting of the stock. The fund may sell securities that are represented in the index in anticipation of their removal from the index, or buy securities that are not yet represented in the index in anticipation of their addition to the index.
The S&P 500 Index includes the stocks of 500 leading U.S. publicly-traded companies from a broad range of industries. Standard & Poor’s, the company that maintains the index, uses a variety of measures to determine which stocks are listed in the index. Each stock is represented in the index in proportion to its total market value.
The fund may invest in derivatives, principally futures contracts, and lend its securities to minimize the gap in performance that naturally exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset a portion of the gap attributable to its cash holdings. In addition, any income realized through securities lending may help reduce the portion of the gap attributable to expenses.
The fund may concentrate its investments (i.e., hold more than 25% of its total assets) in an industry or group of industries to the extent that the index the fund is designed to track is also so concentrated.

†
Index ownership — “Standard & Poor’s®,” “S&P®,” and “S&P 500” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.

Schwab S&P 500 Index Portfolio | Fund Summary1

The fund may become “non-diversified,” as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track.
Principal Risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions, tariffs and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Non-Diversification Risk. To the extent that the fund becomes non-diversified as necessary to approximate the composition of the index, it may invest in the securities of relatively few issuers. As a result, a single adverse economic or regulatory occurrence may have a more significant effect on the fund’s investments, and the fund may experience increased volatility.
Investment Style Risk. The fund primarily follows the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Market disruptions could cause delays in the index’s rebalancing schedule which may result in the index and, in turn, the fund experiencing returns different than those that would have been achieved under a normal rebalancing schedule.
A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
Tracking Error and Correlation Risk. As an index fund, the fund seeks to track the performance of the index, although it may not be successful in doing so. Further, there can be no guarantee that the fund will achieve a high degree of correlation between the fund’s performance and that of its index. The correlation between the performance of the fund and that of its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
For more information on the risks of investing in the fund, please see the “Fund Details” section in the prospectus.
Performance

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of the index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. The figures do not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. Such expenses, if included, would lower the figures shown. Keep in mind that future performance may differ from past performance. For current performance information, please see
www.schwabassetmanagement.com/schwabfunds_prospectus.

2Schwab S&P 500 Index Portfolio | Fund Summary

Annual Total Returns (%) as of 12/31

Best Quarter: 20.54% Q2 2020
Worst Quarter: (19.67%) Q1 2020
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
S&P 500 Index Portfolio	24.95%	14.47%	13.01%
Comparative Index (reflects no deduction for fees, expenses, or taxes)
S&P 500 Index	25.02%	14.53%	13.10%
Investment Adviser

Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Portfolio Managers

Christopher Bliss, CFA, Managing Director and Head of Equity Index Strategies, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.
Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2013.
Jeremy Brown, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2019.
Agnes Zau, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. She has managed the fund since 2023.
Purchase and Sale of Fund Shares

Shares of the fund are sold on a continuous no load basis and are currently available exclusively for variable annuity and variable life insurance separate accounts, and in the future may be offered to tax-qualified retirement plans (tax qualified plans). Variable life insurance and variable annuity contract (variable contract(s)) investors should review the variable contract prospectus prepared by their insurance company for information on how to allocate premiums to the fund and to transfer to, and redeem amounts from, the fund.
The fund is open for business each day that the New York Stock Exchange (NYSE) is open. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the fund reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE for that day.
Tax Information

The fund will distribute substantially all of its net investment income and capital gains, if any, to the participating insurance companies’ separate accounts each year in June. Distributions are normally reinvested pursuant to elections by the separate accounts. Since the fund’s shareholders are insurance company separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the insurance company. Accordingly, no discussion is included about the personal income tax consequences to variable contract holders. For this information, such persons should consult the appropriate variable contract prospectus.
Payments to Financial Intermediaries

The fund is currently available solely as an underlying investment for variable contracts issued by insurance companies. The investment adviser and its related companies may make payments to insurance companies (or their affiliates), and to broker-dealers and other financial intermediaries, for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option for its variable contracts. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable contract and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

Schwab S&P 500 Index Portfolio | Fund Summary3

Fund Details

There can be no assurance that the fund will achieve its investment objective. Except as explicitly described otherwise, the investment strategies and policies of the fund may be changed without shareholder approval.
The principal investment strategies and the main risks associated with investing in the fund are summarized in the fund summary at the front of this prospectus. This section takes a more detailed look at some of the types of securities, the associated risks, and the various investment strategies that may be used in the day-to-day portfolio management of the fund, as described below. In addition to the particular types of securities and strategies that are described in this prospectus, the fund may use strategies that are not described herein in support of its overall investment goal. These additional strategies and the risks associated with them are described in the “Investment Strategies” and “Investments, Securities and Risks” sections in the Statement of Additional Information (SAI).
Investment Objectives and More About Principal Risks

Investment Objective
The fund’s goal is to track the total return of the S&P 500® Index.
Index
The S&P 500 Index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries. Standard & Poor’s, the company that maintains the index, uses a variety of measures to determine which stocks are listed in the index. Each stock is represented in the index in proportion to its total market value.
Although the 500 companies in the index constitute only about 13% of all the publicly traded companies in the United States, they represent approximately 86% of the total value of the U.S. stock market, as of December 31, 2024. Companies included in the index are generally considered large-cap stocks. Their performance is widely followed, and the index itself is popularly seen as a measure of overall U.S. stock market performance. The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.
Because the index weights a stock according to its market capitalization (total market value of all shares outstanding), larger stocks have more influence on the performance of the index than do the index’s smaller stocks.
More Information About Principal Investment Risks
The fund is subject to risks, any of which could cause an investor to lose money.
Investors should be aware that the investments made by the fund and the results achieved by the fund at any given time are not expected to be the same as those made by other mutual funds for which Charles Schwab Investment Management, Inc. serves as investment adviser, including mutual funds with names, investment objectives and policies similar to the fund.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions, tariffs and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Governmental action, including the imposition of trade embargoes or tariffs, may also impact individual companies or markets as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Tracking Error and Correlation Risk. As an index fund, the fund seeks to track the performance of its comparative index, although it may not be successful in doing so. The divergence between the performance of the fund and its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, the fund may not invest in certain securities in
4Schwab S&P 500 Index Portfolio | Fund Details

its index, match the securities’ weighting to the index, or the fund may invest in securities not in the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error. The fund may attempt to offset the effects of not being invested in certain index securities by making substitute investments, but these efforts may not be successful. In addition, cash flows into and out of the fund, timing variances, operating expenses and trading costs all affect the ability of the fund to match the performance of its index, because the index does not have to manage cash flows and does not incur any costs. Lastly, differences between the fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the index impact correlation between the performance of the fund and that of its index.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. In addition, there may be less trading volume in securities issued by mid- and small-cap companies than those issued by larger companies and, as a result, trading volatility may have a greater impact on the value of securities of mid- and small-cap companies. Securities issued by large-cap companies, on the other hand, may not be able to attain the high growth rates of some mid- and small-cap companies. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature than smaller companies. They also may have fewer new market opportunities for their products or services, may focus resources on maintaining their market share, and may be unable to respond quickly to new competitive challenges. As a result, the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Derivatives Risk. The fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are futures and options on futures. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. The use of derivatives that are subject to regulation by the CFTC could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, market risk and operational risk, are discussed elsewhere in this prospectus. The fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility and cause the fund to lose more than the initial amount invested. The fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
Liquidity Risk. Liquidity risk exists when particular investments may be difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities. Liquidity risk also includes the risk that market conditions or large shareholder redemptions, which may occur rapidly or unexpectedly, may impact the ability of the fund to meet redemption requests within the required time period. In order to meet such redemption requests, the fund may be forced to sell securities at inopportune times or prices.
Securities Lending Risk. The fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent. The fund will also bear the risk of any decline in the value of securities acquired with cash collateral. The fund may pay lending fees to a party arranging the loan.
Operational Risk. The fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures. The fund seeks to reduce these operational risks through controls and procedures believed to
Schwab S&P 500 Index Portfolio | Fund Details5

be reasonably designed to address these risks. However, these controls and procedures cannot address every possible risk and may not fully mitigate the risks that they are intended to address.
Portfolio Holdings

A description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI. The fund’s portfolio holdings information is available on the Schwab Funds website at www.schwabassetmanagement.com/schwabfunds_prospectus, under “Prospectus & Reports”, typically 60-80 days after the end of the fund’s fiscal quarter.
6Schwab S&P 500 Index Portfolio | Fund Details

Financial Highlights

This section provides further details about the fund’s financial history for the past five years. Certain information reflects financial results for a single fund share. “Total return” shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The figures do not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. Such expenses, if included, would lower the figures shown. The information has been audited by the fund’s independent registered public accounting firm, Deloitte & Touche LLP (Deloitte). Deloitte’s full report is included in the fund’s annual holdings and financial statements, which are included in each fund’s Form N-CSR (see back cover).
Schwab S&P 500 Index Portfolio

	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$70.19	$56.38	$70.41	$55.41	$47.48
Income (loss) from investment operations:
Net investment income (loss)(1)	1.06	1.01	0.95	0.85	0.96
Net realized and unrealized gains (losses)	16.36	13.70	(13.73)	14.94	7.58
Total from investment operations	17.42	14.71	(12.78)	15.79	8.54
Less distributions:
Distributions from net investment income	(1.16)	(0.90)	(0.77)	(0.79)	(0.53)
Distributions from net realized gains	—	—	(0.48)	—	(0.08)
Total distributions	(1.16)	(0.90)	(1.25)	(0.79)	(0.61)
Net asset value at end of period	$86.45	$70.19	$56.38	$70.41	$55.41
Total return	24.95%	26.22%	(18.12%)	28.67%	18.28%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%(2)	0.03%	0.03%
Net investment income (loss)	1.33%	1.62%	1.59%	1.35%	2.03%
Portfolio turnover rate	6%	6%	9%	13%	14%
Net assets, end of period (x 1,000,000)	$2,588	$1,909	$2,430	$1,468	$947
(1)
Calculated based on the average shares outstanding during the period.

(2)
Ratio includes less than 0.005% of non-routine proxy expenses.

Schwab S&P 500 Index Portfolio | Financial Highlights7

Fund Management

The investment adviser for the fund is Charles Schwab Investment Management, Inc., dba Schwab Asset Management, 211 Main Street, San Francisco, CA 94105. The investment adviser was founded in 1989 and as of February 28, 2025, managed approximately $1.4 trillion in assets.
The investment adviser oversees the asset management and administration of the fund. As compensation for these services, the investment adviser receives a management fee from the fund. For the 12 months ended December 31, 2024, this fee was 0.03% for the fund. This figure, which is expressed as a percentage of the fund’s average daily net assets, represents the actual amounts paid.
Pursuant to an Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the fund, the investment adviser pays the operating expenses of the fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses.
A discussion regarding the basis for the Board of Trustees’ approval of the fund’s investment advisory agreement is available in the fund’s 2024 semiannual holdings and financial statements, which are included in the fund’s Form N-CSR and cover the period from January 1, 2024 through June 30, 2024.
Christopher Bliss, CFA, Managing Director and Head of Equity Index Strategies for Schwab Asset Management. Mr. Bliss is responsible for overseeing the investment process, portfolio management of investment strategies for passive equity Schwab Funds and Schwab ETFs, and Schwab Personalized Indexing™ separately managed accounts. Before joining Schwab in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. In this role, Mr. Bliss was responsible for overseeing a team of portfolio managers managing domestic, developed international and emerging markets index strategies. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.
Ferian Juwono, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the oversight and day-to-day co-management of the fund. Prior to joining Schwab in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors) for five years, most recently as a portfolio manager of equity index funds for institutional clients, and then as a senior business analyst. Prior to that, Mr. Juwono was a senior financial analyst with Union Bank of California.
Jeremy Brown, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis and sales and marketing support initiatives.
Agnes Zau, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2018, Ms. Zau was at BlackRock for three years, most recently as a multi-asset portfolio investment consultant where she advised institutional clients on asset allocation and strategy, constructed risk decomposition and portfolio optimization, and conducted scenario analyses for the core multi-asset target risk strategies. She spent the preceding three years as a derivatives specialist at Mellon Capital.
Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund is available in the SAI.
8Schwab S&P 500 Index Portfolio | Fund Management

Investing in the Fund

Investing Through a Financial Intermediary
Shares of the fund are sold on a continuous no load basis and are currently available exclusively for variable annuity and variable life insurance separate accounts, and in the future may be offered to tax-qualified retirement plans (tax qualified plans). Variable life and variable annuity contract (variable contract(s)) investors also should review the variable contract prospectus prepared by their insurance company.
Although shares of the fund are not available for purchase directly by the general public, you may nevertheless allocate account value under your variable contract to and from the fund in accordance with the terms of your variable contract. Please refer to the appropriate variable contract prospectus for further information on how to make an allocation and how to purchase or surrender your variable contract.
Shares of the fund are expected to be offered to participating insurance companies and their separate accounts to fund benefits under variable contracts as well as to tax qualified plans. The relationships of tax qualified plans and plan participants to the fund would be subject, in part, to the provisions of the individual tax qualified plans and applicable law. Accordingly, such relationships could be different from those described in this prospectus for separate accounts and variable contract owners in such areas, for example, as tax matters and voting privileges.
The fund does not foresee any disadvantage to variable contract owners or plan participants arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of variable contracts (and the interests of any plan participants) to conflict. For example, violation of the federal tax laws by one separate account investing in the fund could cause the variable contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. The fund, the participating insurance companies, and any tax qualified plans investing in the fund may be subject to conditions imposed by the SEC that are designed to prevent or remedy any such conflicts. These conditions would require the fund’s Board of Trustees to monitor events in order to identify the existence of any material irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken in response to any such conflict. If a material irreconcilable conflict arises involving separate accounts or tax qualified plans, a separate account or tax qualified plan may be required to withdraw its participation in the fund.
The investment adviser or its affiliates make cash payments out of their own resources, or provide products and services at a discount, to certain brokerage firms, banks, retirement plan service providers, insurance companies and other financial intermediaries that perform shareholder, recordkeeping, subaccounting and other administrative services in connection with investments in fund shares. These payments or discounts are separate from, and may be in addition to, any shareholder service fees or other administrative fees the fund may pay to those intermediaries. The investment adviser or its affiliates also make cash payments out of their own resources, or provide products and services at a discount, to certain financial intermediaries that perform distribution, marketing, promotional or other distribution-related services. The payments or discounts described by this paragraph may be substantial; however, distribution-related services provided by such intermediaries are paid by the investment adviser or its affiliates, not by the fund or its shareholders.
Share Price

The fund is open for business each day that the New York Stock Exchange (NYSE) is open.The fund calculates its share price each business day as of the close of the NYSE (generally 4 p.m. Eastern time). If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the fund reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day. The fund’s share price is its net asset value (NAV) per share which is the fund’s net assets divided by the number of its shares outstanding. Purchase and redemption orders from separate accounts investing in the fund that are received and accepted by a participating insurance company, as the fund’s designee, will be executed at the fund’s next calculated NAV. The fund typically expects to pay sales proceeds to a participating insurance company within two business days following receipt of a shareholder redemption order. However, the fund may take up to seven days to pay sales proceeds to a participating insurance company.
All orders to purchase shares of the fund are subject to acceptance by the fund and are not binding until confirmed or accepted in writing.
In valuing its securities, the fund uses market quotations or official closing prices if they are readily available. In cases where market quotations are not readily available or the adviser deems them unreliable, the fund’s portfolio securities are valued based on fair values developed following procedures approved by the fund’s Board of Trustees. The Board of Trustees has designated the investment adviser as the valuation designee (Valuation Designee) for the fund to perform the fair value determination relating to all fund investments.
Schwab S&P 500 Index Portfolio | Investing in the Fund9

Additional Policies Affecting Your Investment

The Fund Reserves Certain Rights, Including the Following:
•
To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

•
To withdraw or suspend any part of the offering made by this prospectus.

Policy Regarding Short-Term or Excessive Trading and Trade Activity Monitoring
The fund is intended for long-term investment and not for short-term or excessive trading (collectively, market timing). Market timing may adversely impact the fund’s performance by disrupting the efficient management of the fund and increasing the fund’s transaction costs, causing the fund to maintain higher cash balances, and diluting the value of the fund’s shares.
To discourage market timing, the fund’s Board of Trustees has adopted policies and procedures that are reasonably designed to reduce the risk of market timing by fund shareholders. The fund seeks to deter market timing through several methods. These methods may include fair value pricing and trade activity monitoring. Fair value pricing is discussed more thoroughly in the subsequent pages of this prospectus and is considered an element of the fund’s policy regarding short term or excessive trading. Trade activity monitoring is risk based and seeks to identify patterns of activity in amounts that might be detrimental to the fund.
The fund or its service providers maintain risk-based surveillance procedures designed to detect market timing in fund shares in amounts that might be detrimental to the fund. Under these procedures, the fund has requested that service providers to the fund monitor transactional activity in amounts and frequency determined by the fund to be significant to the fund and in a pattern of activity that potentially could be detrimental to the fund. Generally, excessive trading activity in the fund is measured by the number of roundtrip transactions in a shareholder’s account. A roundtrip transaction occurs when a shareholder completes a purchase of shares and then sells the same fund’s shares (including exchanges). If an investor engages in multiple roundtrips in the fund within a 60-day period or the fund, in its sole discretion based on these or other factors, determines that a shareholder has engaged in market timing, it may refuse to process future purchases or exchanges into the fund by that shareholder for a period of 90 days. Subsequent violations within a 12 month period will be evaluated to determine whether a permanent block is appropriate. These procedures may be modified from time to time as appropriate to improve the detection of market timing and to comply with applicable laws. However, because the fund is sold only through variable contracts offered through separate accounts, the detection and deterrence of market timing activities in some instances may be more efficient at the separate account level than at the fund level.
The fund may also defer to an insurance company’s (or its agent’s) frequent trading policies with respect to those fund investors who invest in the fund through such insurance company. The fund will defer to an insurance company’s policies only after the fund determines that the insurance company’s frequent trading policies are reasonably designed to reduce the risk of market timing. Transactions by fund investors investing through such insurance company will be subject to the restrictions of the insurance company’s frequent trading policies, which may differ from those of the fund. Fund investors should consult with their insurance company to determine the frequent trading restrictions that apply to their fund transactions.
The fund typically receives purchase, redemption and exchange orders from variable contracts through omnibus accounts. Omnibus accounts are accounts that aggregate customer transaction orders. Under these circumstances, it may be difficult or impossible for the fund to identify individual underlying account holder activity. It may not be clear when a person purchases a contract or policy that he or she is a market timer or might engage in excessive trading activity. In addition, certain contracts and policies by their terms may permit a minimum number of transfers per year. Moreover, inappropriate transfers may involve both the fund and a fund managed by a totally separate trust, with the result that the fund may not be best positioned to identify inappropriate transfers. The fund anticipates that it will work actively with the issuers of contracts and policies to monitor and regulate trading activity. In the event that the fund detects what it believes may constitute inappropriate trading, the fund typically would notify the insurance company issuing the variable contract that is engaging in this trading. At that point, the fund may require the insurance company to provide certain fund investor transaction information and require the insurance company to restrict the fund investor from future purchases or exchanges in the fund.
Although these methods are designed to discourage market timing, there can be no guarantee that the fund will be able to identify and restrict investors that engage in such activities. In addition, some of these methods are inherently subjective and involve judgment in their application. The fund and its service providers seek to make these judgments and applications uniformly and in a manner that they believe is consistent with interests of the fund’s long-term shareholders. The fund may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.
The fund reserves the right to restrict, reject or cancel within a reasonable time, without prior notice, any purchase order for any reason.
10Schwab S&P 500 Index Portfolio | Investing in the Fund

Fair Value Pricing
The Board of Trustees has approved procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market.
By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund holdings and the net asset value of the fund’s shares, and help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.
The Valuation Designee makes fair value determinations in good faith in accordance with fund’s fair value procedures approved by the Board of Trustees. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
Methods to Meet Redemptions
Under normal market conditions, the fund expects to meet redemption orders by using holdings of cash/cash equivalents or by the sale of portfolio investments. In unusual or stressed market conditions or as the investment adviser determines appropriate, the fund may borrow through the fund’s bank lines of credit or through the fund’s interfund lending facility to meet redemption requests. The fund may also utilize its custodian overdraft facility to meet redemptions, if necessary. The fund also reserves the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the fund’s assets, whichever is less. You may be subject to market risk and you may incur transaction expenses and taxable gains in converting the securities to cash. In addition, a redemption in liquid portfolio securities would be treated as a taxable event for you and may result in the recognition of gain or loss for federal income tax purposes. Please note that this ability to make in-kind redemptions may be affected by agreements with participating insurance companies.
Large Shareholder Redemptions
Certain accounts or Schwab affiliates may from time to time own (beneficially or of record) or control a significant percentage of the fund’s shares. Redemptions by these shareholders of their holdings in the fund or large redemptions by several shareholders may impact the fund’s liquidity and NAV. These redemptions may also force the fund to sell securities, which may negatively impact the fund’s brokerage costs.
Distributions and Taxes

The fund will distribute substantially all of its net investment income and capital gains, if any, to the participating insurance companies’ separate accounts each year in June. Distributions are normally reinvested pursuant to elections by the separate accounts.
The fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). The Code relieves a regulated investment company from certain Federal income tax and excise tax, if the company distributes substantially all of its net investment income and net realized capital gains.
In order to qualify as a regulated investment company, the fund must meet certain income limitation and asset diversification requirements under Section 851 of the Code. The fund must also meet asset diversification requirements under Section 817(h) of the Code and the related regulations issued by the Internal Revenue Service in order to be offered to life insurance company separate accounts supporting variable contracts. The fund intends to comply with these diversification requirements.
For more information regarding the federal income tax consequences of investing in the fund, see “Federal Tax Information for the Fund” in the SAI. For information concerning the tax consequences of variable contract ownership, variable contract owners should consult the appropriate variable contract prospectus.
Schwab S&P 500 Index Portfolio | Investing in the Fund11

Prospectus | April 28, 2025
Schwab S&P 500 Index Portfolio

To Learn More
This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources:
Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders, which are sent to current investors, and in Form N-CSR. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. In Form N-CSR, you will find the fund’s annual and semiannual financial statements.
The Statement of Additional Information (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.
For a free copy of any of these documents, to request other information, or ask questions about the fund, call 1-877-824-5615. In addition, you may visit
www.schwabassetmanagement.com/prospectus for a free copy of these documents.
The SAI, the fund’s annual and semiannual reports, the fund’s holdings and financial statements, and other related materials are available from the EDGAR Database on the SEC’s website (www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov.
SEC File Number
Schwab Annuity Portfolios 811‑8314	REG101355-07

Prospectus | April 28, 2025
Schwab Funds®

Schwab® Government Money Market Portfolio
Ticker Symbol	SWPXX
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Schwab Government Money Market Portfolio

Schwab® Government Money Market Portfolio
Ticker Symbol:	SWPXX

Investment Objective

The fund’s goal is to seek the highest current income consistent with stability of capital and liquidity.
Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. This table does not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. If they were reflected, fees would be higher.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.19
Distribution (12b-1) fees	None
Other expenses	0.08
Total annual fund operating expenses	0.27
Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after any expense reduction. This example does not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. If they were reflected, costs would be higher. Your actual costs may be higher or lower.
Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$28	$87	$152	$343
Principal Investment Strategies

To pursue its goal, the fund is authorized to invest in U.S. government securities, such as:
•
U.S. Treasury bills and notes

•
other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks
•
repurchase agreements that are collateralized fully by cash and/ or U.S. government securities

•
obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities

The fund intends to operate as a government money market fund under the regulations governing money market funds.
The fund will (i) invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and (ii) under normal circumstances, invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in U.S. government securities, including repurchase agreements that are collateralized fully by U.S. government securities. With respect to the 80% policy, the fund will notify its shareholders at least 60 days before changing the policy.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money market funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price.
For temporary defensive purposes during unusual market conditions, the fund may invest up to 100% of its assets in cash, cash equivalents or other high quality short-term investments.
As a government money market fund, the fund’s Board of Trustees (the Board) has determined not to subject the fund to a liquidity fee on fund redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees, but only after providing appropriate prior notice to shareholders.
Principal Risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions,

Schwab Government Money Market Portfolio | Fund Summary1

including economic sanctions, tariffs and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and the fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also could be low or even negative. In addition, the fund may be unable to pay expenses out of fund assets or maintain a stable $1.00 share price. Also, a change in a central bank’s monetary policy or economic conditions may result in a change in interest rates, which could have sudden and unpredictable effects on the markets. A sudden or unpredictable rise or decline in interest rates may cause volatility. Volatility in the market may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the fund to lose money or underperform. The fund could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Certain U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency (FHFA) since September 2008, Fannie Mae and Freddie Mac maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

2Schwab Government Money Market Portfolio | Fund Summary

Tax Diversification Risk. As described above, the fund intends to operate as a government money market fund under the regulations governing money market funds. Additionally, the fund intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Internal Revenue Code of 1986, as amended (the Diversification Requirements). To satisfy the Diversification Requirements applicable to variable annuity contracts, the value of the assets of the fund invested in securities issued by the U.S. government, its agencies or instrumentalities must remain below specified thresholds. For these purposes, each U.S. government agency or instrumentality is treated as a separate issuer.
Operating as a government money market fund may make it difficult for the fund to meet the Diversification Requirements. This difficulty may be exacerbated by the potential increase in demand for the types of securities in which the fund invests as a result of changes to regulations or market conditions. A failure to satisfy the Diversification Requirements could have significant adverse tax consequences for variable life insurance and variable annuity contract owners whose contract values are determined by investment in the fund. See “Distributions and Taxes” for more information.
Performance

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows the fund’s average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. The figures do not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. Such expenses, if included, would lower the figures shown. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Prior to April 14, 2016, the fund was named Schwab Money Market Portfolio, and the fund operated under certain different investment policies. The fund’s historical performance may not represent its current investment policies. Keep in mind that future performance may differ from past performance. Please see www.schwabassetmanagement.com/prospectus or call toll-free 1-888-311-4889 for the fund’s current seven-day yield.
Annual Total Returns (%) as of 12/31

Best Quarter: 1.30% Q4 2023
Worst Quarter: 0.00% Q1 2021
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
Government Money Market Portfolio	5.07%	2.32%	1.55%
Investment Adviser

Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Purchase and Sale of Fund Shares

Shares of the fund are sold on a continuous no load basis and are currently available exclusively for variable annuity and variable life insurance separate accounts, and in the future may be offered to tax-qualified retirement plans (tax qualified plans). Variable life insurance and variable annuity contract (variable contract(s)) investors should review the variable contract prospectus prepared by their insurance company for information on how to allocate premiums to the fund and to transfer to, and redeem amounts from, the fund.
The fund is open for business each day that the New York Stock Exchange (NYSE) is open except when the following federal holidays are observed: Columbus Day and Veterans Day. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the fund reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE for that day.
Tax Information

The fund declares a dividend every business day, and pays a dividend to the participating insurance companies’ separate accounts every month, except that in December dividends are paid by the last business day of the month. Distributions are normally reinvested pursuant to elections by the separate accounts. Since the fund’s shareholders are insurance company separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the insurance company. Accordingly, no discussion is included about the personal income tax consequences to variable contract holders. For this information, such persons should consult the appropriate variable contract prospectus.
Payments to Financial Intermediaries

The fund is currently available solely as an underlying investment for variable contracts issued by insurance companies. The fund and its related companies may make payments to insurance companies (or their affiliates), and to broker-dealers and other financial intermediaries, for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option for its variable contracts. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable contract and the fund over another investment. Ask your financial adviser or visit the website of the insurance company

Schwab Government Money Market Portfolio | Fund Summary3

or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.
4Schwab Government Money Market Portfolio | Fund Summary

Fund Details

The fund invests exclusively in money market instruments. There can be no assurance that the fund will achieve its investment objective. Except as explicitly described otherwise, the strategies and policies of the fund may be changed without shareholder approval.
Money Fund Regulations

Money market funds in the United States are subject to rules governing their operation:
•
Credit quality: money market funds must invest exclusively in high-quality securities.

•
Diversification: requirements for diversification limit the fund’s exposure to any given issuer, guarantor or liquidity provider.

•
Maturity: money market funds must maintain a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted average life to maturity of no more than 120 days. In addition, money market funds cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

•
Liquidity: taxable money market funds are subject to minimum liquidity requirements that prohibit a fund from acquiring certain types of securities if, immediately after the acquisition, the fund’s investments in daily or weekly liquid assets would be below 25% or 50%, respectively, of the fund’s total assets.

Investors should be aware that the investments made by the fund and the results achieved by the fund at any given time are not expected to be the same as those made by other money market mutual funds for which Schwab Asset Management serves as investment adviser, including money market mutual funds with names, investment objectives and policies similar to the fund.
Portfolio Holdings

A description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s Statement of Additional Information (SAI). The fund posts on its website at www.schwabassetmanagement.com/prospectus a list of the securities held by the fund as of the last business day of the most recent month. This list is updated within 5 business days after the end of each month and remains available online for at least six months after the initial posting. In addition, not later than 5 business days after the end of each calendar month, the fund files a schedule of information regarding its portfolio holdings and other information about the fund as of the last day of that month with the SEC on Form N-MFP. These filings are publicly available immediately upon filing on the SEC’s website at www.sec.gov. A link to the fund’s Form N-MFP filings on the SEC’s website is available at www.schwabassetmanagement.com/prospectus.
Schwab Government Money Market Portfolio | Fund Details5

Financial Highlights

This section provides further details about the fund’s financial history for the past five years. Certain information reflects financial results for a single fund share. “Total return” shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The figures do not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. Such expenses, if included, would lower the figures shown. The information has been audited by the fund’s independent registered public accounting firm, Deloitte & Touche LLP (Deloitte). Deloitte’s full report is included in the fund’s annual holdings and financial statements, which are included in each fund’s Form N-CSR (see back cover).
Schwab Government Money Market Portfolio

	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)(1)	0.05	0.05	0.01	0.00(2)	0.00(2)
Net realized and unrealized gains (losses)	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.00(2)
Total from investment operations	0.05	0.05	0.01	0.00(2)	0.00(2)
Less distributions:
Distributions from net investment income	(0.05)	(0.05)	(0.01)	(0.00)(2)(3)	(0.00)(2)
Distributions from net realized gains	(0.00)(2)	(0.00)(2)	—	—	—
Total distributions	(0.05)	(0.05)	(0.01)	(0.00)(2)	(0.00)(2)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	5.07%	4.89%	1.43%	0.06%(3)	0.28%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	N/A	0.26%	0.23%(4)(7)	0.06%(4)	0.26%(5)(6)
Total expenses	0.27%	0.26%	0.26%(7)	0.27%	0.41%
Net investment income (loss)	4.94%	4.79%	1.49%	0.06%	0.25%
Net assets, end of period (x 1,000)	$269,319	$242,751	$223,154	$184,916	$185,074
(1)
Calculated based on the average shares outstanding during the period.

(2)
Per-share amount was less than $0.005.

(3)
These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.05%.

(4)
Reflects the effect of a voluntary yield waiver.

(5)
Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020 is a blended ratio.

(6)
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.

(7)
Ratio includes less than 0.005% of non-routine proxy expenses.

6Schwab Government Money Market Portfolio | Financial Highlights

Fund Management

The investment adviser for the fund is Charles Schwab Investment Management, Inc., dba Schwab Asset Management, 211 Main Street, San Francisco, CA 94105.The investment adviser was founded in 1989 and as of February 28, 2025, managed approximately $1.4 trillion in assets.
The investment adviser oversees the asset management and administration of the fund. As compensation for these services, the investment adviser receives a management fee from the fund. For the 12 months ended December 31, 2024, this fee was 0.19% for the fund. This figure, which is expressed as a percentage of the fund’s average daily net assets, represents the actual amount paid, including the effects of reductions. The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.34% for so long as the investment adviser serves as the adviser to the fund. In addition to any contractual expense limitation for the fund, the investment adviser and/or its affiliates also may voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a non-negative net yield for the fund.
A discussion regarding the basis for the Board of Trustees’ approval of the fund’s investment advisory agreement is available in the fund’s 2024 semiannual holdings and financial statements, which are included in the fund’s Form N-CSR and cover the period from January 1, 2024 through June 30, 2024.
Schwab Government Money Market Portfolio | Fund Management7

Investing in the Fund

Investing Through a Financial Intermediary
Shares of the fund are sold on a continuous no load basis and are currently available exclusively for variable annuity and variable life insurance separate accounts, and in the future may be offered to tax-qualified retirement plans (tax qualified plans). Variable life and variable annuity contract (variable contract(s)) investors also should review the variable contract prospectus prepared by their insurance company.
Although shares of the fund are not available for purchase directly by the general public, you may nevertheless allocate account value under your variable contract to and from the fund in accordance with the terms of your variable contract. Please refer to the appropriate variable contract prospectus for further information on how to make an allocation and how to purchase or surrender your variable contract.
Shares of the fund are expected to be offered to participating insurance companies and their separate accounts to fund benefits under variable contracts as well as to tax qualified plans. The relationships of tax qualified plans and plan participants to the fund would be subject, in part, to the provisions of the individual tax qualified plans and applicable law. Accordingly, such relationships could be different from those described in this prospectus for separate accounts and variable contract owners in such areas, for example, as tax matters and voting privileges.
The fund does not foresee any disadvantage to variable contract owners or plan participants arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of variable contracts (and the interests of any plan participants) to conflict. For example, violation of the federal tax laws by one separate account investing in the fund could cause the variable contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. The fund, the participating insurance companies, and any tax qualified plans investing in the fund may be subject to conditions imposed by the SEC that are designed to prevent or remedy any such conflicts. These conditions would require the fund’s Board of Trustees to monitor events in order to identify the existence of any material irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken in response to any such conflict. If a material irreconcilable conflict arises involving separate accounts or tax qualified plans, a separate account or tax qualified plan may be required to withdraw its participation in the fund.
The investment adviser or its affiliates make cash payments out of their own resources, or provide products and services at a discount, to certain brokerage firms, banks, retirement plan service providers, insurance companies and other financial intermediaries that perform shareholder, recordkeeping, subaccounting and other administrative services in connection with investments in fund shares. These payments or discounts are separate from, and may be in addition to, any shareholder service fees or other administrative fees the fund may pay to those intermediaries. The investment adviser or its affiliates also make cash payments out of their own resources, or provide products and services at a discount, to certain financial intermediaries that perform distribution, marketing, promotional or other distribution-related services. The payments or discounts described by this paragraph may be substantial; however, distribution-related services provided by such intermediaries are paid by the investment adviser or its affiliates, not by the fund or its shareholders.
Share Price

The fund is open for business each day that the New York Stock Exchange (NYSE) is open. The fund calculates its share price each business day as of the close of the NYSE (generally 4 p.m. Eastern Time). If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the fund reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day. The fund’s share price is its net asset value (NAV) per share, which is the fund’s net assets divided by the number of its shares outstanding. The fund seeks to maintain a stable NAV per share of $1. Purchase and redemption orders from separate accounts investing in the fund that are received and accepted by a participating insurance company, as the fund’s designee, will be executed at the fund’s next calculated NAV. The fund typically expects to pay sales proceeds to a participating insurance company within two business days following receipt of a shareholder redemption order. However, the fund may take up to seven days to pay sales proceeds to a participating insurance company.
All orders to purchase shares of the fund are subject to acceptance by the fund and are not binding until confirmed or accepted in writing.
The fund values its investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Many money market funds use this method to calculate NAV.
Additional Policies Affecting Your Investment

The Fund Reserves Certain Rights, Including the Following:
•
To temporarily reduce or suspend dividend payments in an effort to maintain the fund’s stable $1.00 share price.

8Schwab Government Money Market Portfolio | Investing in the Fund

•
To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC, such as to facilitate an orderly liquidation of the fund.

•
To withdraw or suspend any part of the offering made by this prospectus.

Policy Regarding Excessive Trading and Trade Activity Monitoring
The fund’s Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of shares. However, the fund is a money market fund and seeks to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the fund is designed to serve as a short-term cash equivalent investment for fund investors and, therefore, expects fund investors to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the fund’s investments, and money market instruments in general, and the fund’s intended purpose to serve as a short-term investment vehicle for fund investors, the fund does not monitor or limit fund investors’ purchases and redemptions of shares. However, the fund’s policies and procedures do provide it with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.
Insurance companies and/or their separate accounts that invest in the fund on behalf of the variable contract owners may have different policies and/or restrictions regarding market timing. Fund investors should refer to the applicable variable contract prospectus for more details.
Methods to Meet Redemptions
Under normal market conditions, the fund expects to meet redemption orders by using holdings of cash/cash equivalents or by the sale of portfolio investments. In unusual or stressed market conditions or as the investment adviser determines appropriate, the fund may borrow through the fund’s bank lines of credit or through the fund’s interfund lending facility to meet redemption requests. The fund may also utilize its custodian overdraft facility to meet redemptions, if necessary. The fund also reserves the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the fund’s assets, whichever is less. You may be subject to market risk and you may incur transaction expenses and taxable gains in converting the securities to cash. In addition, a redemption in liquid portfolio securities would be treated as a taxable event for you and may result in the recognition of gain or loss for federal income tax purposes. Please note that this ability to make in-kind redemptions may be affected by agreements with participating insurance companies.
Large Shareholder Redemptions
Certain accounts may from time to time own (beneficially or of record) or control a significant percentage of the fund’s shares. Redemptions by these shareholders of their holdings in the fund or large redemptions by several shareholders may impact the fund’s liquidity and NAV. These redemptions may also force the fund to sell securities, which may negatively impact the fund’s brokerage costs.
Distributions and Taxes

The fund declares a dividend every business day, and pays a dividend to the participating insurance companies’ separate accounts at the end of each month. Distributions are normally reinvested pursuant to elections by the separate accounts.
The fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). The Code relieves a regulated investment company from certain Federal income tax and excise tax, if the company distributes substantially all of its net investment income and net realized capital gains.
In order to qualify as a regulated investment company, the fund must meet certain income limitation and asset diversification requirements under Section 851 of the Code. The fund must also meet asset diversification requirements under Section 817(h) of the Code and the related regulations issued by the Internal Revenue Service in order to be offered to life insurance company separate accounts supporting variable contracts. The fund intends to comply with these diversification requirements.
For more information regarding the federal income tax consequences of investing in the fund, see “Federal Tax Information for the Fund” in the SAI. For information concerning the tax consequences of variable contract ownership, variable contract owners should consult the appropriate variable contract prospectus.
Schwab Government Money Market Portfolio | Investing in the Fund9

Prospectus | April 28, 2025
Schwab Government Money Market Portfolio

To Learn More
This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources:
Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders, which are sent to current investors, and in Form N-CSR. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. In Form N-CSR, you will find the fund’s annual and semiannual financial statements.
The Statement of Additional Information (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.
For a free copy of any of these documents, to request other information, or ask questions about the fund, call 1-877-824-5615. In addition, you may visit
www.schwabassetmanagement.com/prospectus for a free copy of these documents.
The SAI, the fund’s annual and semiannual reports, the fund’s holdings and financial statements, and other related materials are available from the EDGAR Database on the SEC’s website (www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov.
SEC File Number
Schwab Annuity Portfolios 811‑8314	REG101353-07

Prospectus | April 28, 2025
Schwab Funds®

Schwab® VIT Portfolios
Schwab® VIT Balanced Portfolio	SWB1Z
Schwab® VIT Balanced with Growth Portfolio	SWC1Z
Schwab® VIT Growth Portfolio	SWG1Z
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Schwab VIT Portfolios

Schwab® VIT Balanced Portfolio
Ticker Symbol:	SWB1Z

Investment Objective

The fund seeks long-term capital appreciation and income.
Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. This table does not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. If they were reflected, fees would be higher.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.45
Distribution (12b-1) fees	None
Other expenses	0.07
Acquired fund fees and expenses (AFFE)(1)	0.05
Total annual fund operating expenses (including AFFE)(1)	0.57

(1)
AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE) after any expense reduction. This example does not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. If they were reflected, costs would be higher. Your actual costs may be higher or lower.
Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$58	$183	$318	$714
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies

To pursue its goal, the fund aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes. The fund gains exposure to these asset classes by primarily investing in affiliated exchange-traded funds (ETFs) from Schwab Funds (the Schwab ETFs). The fund may also invest in affiliated mutual funds from Schwab Funds and unaffiliated third-party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund will generally invest in a Schwab ETF that, in the investment adviser’s opinion, corresponds to a sub-asset class and is competitive with unaffiliated third-party ETFs.
The fund normally will invest, including its investments in the underlying funds, at least 25% of its assets in equity securities and at least 25% of its assets in fixed-income securities, which may include bonds, cash equivalents, money market funds and money market investments. As of the date of this prospectus, the fund’s target asset class allocation ranges are 38-68% in fixed-income securities, and 32-62% in equity securities.
Each underlying fund may invest directly in equity, fixed income or other securities or investments, as appropriate, consistent with its investment objective, strategies and policies. Through its investments in underlying funds that invest in equity securities, the fund invests principally in large-cap stocks of U.S. and international developed-market countries, small-cap stocks of U.S. companies and stocks of emerging countries. The fund also invests in underlying funds that invest in fixed-income investments, principally treasury bonds, corporate bonds and securitized bonds, which are primarily of investment grade. The fund’s investments in underlying funds that seek exposure to real assets include funds that invest in real estate investment trusts (REITs) and other companies related to the real estate industry. The fund may also invest in underlying funds that seek exposure to commodities. Finally, the fund may invest in money market investments, primarily through underlying funds that are money market funds.
The investment adviser has discretion to select the underlying fund investments and adjust the fund’s underlying fund allocations within a particular asset class based on the following considerations: market trends, its outlook for a given market capitalization and sub-asset class, and the underlying funds’ performance in various market conditions.
The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in securities represented in

Schwab VIT Balanced Portfolio | Fund Summary1

the major asset classes noted above. The fund may invest in derivatives, primarily to seek returns on the fund’s otherwise uninvested cash assets. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash.
For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may hold a significant amount of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.
The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.
Principal Risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions, tariffs and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.
•
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.

•
Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged, resulting in the dollar value of an underlying fund’s investment being adversely affected.

•
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.

2Schwab VIT Balanced Portfolio | Fund Summary

•
Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

•
Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

•
Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

•
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a rise in interest rates generally causes an underlying fund’s share price to fall. The longer an underlying fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the underlying fund invests.

•
Credit Risk. A decline in the credit quality of an issuer or guarantor of a portfolio investment could cause an underlying fund to lose money or underperform. An underlying fund could lose money if, due to a decline in credit quality, the issuer or guarantor of a portfolio investment fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.

•
Prepayment and Extension Risk. Certain fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause an underlying fund to forgo future interest income on the portion of the security’s principal repaid early and force the underlying fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the underlying fund’s performance.

•
U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers such as the Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Certain securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.

•
Real Estate Investment Risk. An underlying fund in which the fund may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, an underlying fund is subject to risks associated with the direct ownership of real estate securities and the fund’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

•
Real Estate Investment Trusts (REITs) Risk. An underlying fund may invest in REITs. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs may have their investments in relatively

Schwab VIT Balanced Portfolio | Fund Summary3

few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
•
Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in market value during periods of rising interest rates. Certain of the mortgage-backed securities in which an underlying fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause an underlying fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through to-be-announced (TBA) transactions. An underlying fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.

•
Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.

•
Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.

•
Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility and cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.

•
Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

•
Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.

•
Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index. Errors relating to an index may occur from time to time and may not be identified by the underlying fund’s index provider for a period of time. In addition, market disruptions could cause delays in an underlying fund’s index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for an underlying fund.
?
•
Tracking Error and Correlation Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. Further, there can be no guarantee that the underlying fund will achieve a high degree of correlation between the underlying fund’s performance and that of its index. The correlation between the performance of an underlying fund and that of its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

•
Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

•
Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

?
•
Money Market Fund Risk. The fund may invest in underlying money market funds that seek to maintain a stable $1.00 net asset value. Although an underlying money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. In addition, money market funds are not designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.

For more information on the risks of investing in the fund, please see the “Fund Details” section in the prospectus.
Performance

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s

4Schwab VIT Balanced Portfolio | Fund Summary

average annual total returns for various periods compared to those of certain broad based indices and a composite index based on the fund’s target allocation. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. The figures do not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. Such expenses, if included, would lower the figures shown. Keep in mind that future performance may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/schwabfunds_prospectus.
Annual Total Returns (%) as of 12/31

Best Quarter: 9.60% Q2 2020
Worst Quarter: (11.09%) Q1 2020
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
VIT Balanced Portfolio	7.86%	3.82%	4.03%
Comparative Indices (reflects no deduction for fees, expenses, or taxes)
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
VIT Balanced Composite Index(1)	8.46%	4.40%	4.67%

(1)
The VIT Balanced Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation and calculated using the following portion allocations effective April 28, 2023: 36.3% Bloomberg US Aggregate Bond Index, 9.0% Bloomberg US Treasury 1-3 Year Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 3.7% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 3.3% Dow Jones Equity All REIT Capped Index, 25.9% Dow Jones U.S. Large Cap Total Stock Market Index, 2.8% Dow Jones U.S. Small Cap Total Stock Market Index, 2.0% FTSE All Emerging Index (Net), 11.0% FTSE Developed ex-U.S. Index (Net), 2.0% FTSE Developed Small Cap ex-U.S. Liquid Index (Net). Prior to April 28, 2023, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Investment Adviser

Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Portfolio Managers

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. She has managed the fund since its inception.
Drew Hayes, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2022.
Patrick Kwok, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2019.
Purchase and Sale of Fund Shares

Shares of the fund are sold on a continuous no load basis and are currently available exclusively for variable annuity and variable life insurance separate accounts, and in the future may be offered to tax-qualified retirement plans (tax qualified plans). Variable life insurance and variable annuity contract (variable contract(s)) investors should review the variable contract prospectus prepared by their insurance company for information on how to allocate premiums to the fund and to transfer to, and redeem amounts from, the fund.
The fund is open for business each day that the New York Stock Exchange (NYSE) is open. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the fund reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE for that day.
Tax Information

The fund will distribute substantially all of its net investment income and capital gains, if any, to the participating insurance companies’ separate accounts each year in June. Distributions are normally reinvested pursuant to elections by the separate accounts. Since the fund’s shareholders are insurance company separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the insurance company. Accordingly, no discussion is included about the personal income tax consequences to variable contract holders. For this information, such persons should consult the appropriate variable contract prospectus.
Payments to Financial Intermediaries

The fund is currently available solely as an underlying investment for variable contracts issued by insurance companies. The fund and its related companies may make payments to insurance companies (or their affiliates), and to broker-dealers and other financial intermediaries, for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option for its variable contracts. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable contract and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

Schwab VIT Balanced Portfolio | Fund Summary5

Schwab® VIT Balanced with Growth Portfolio
Ticker Symbol:	SWC1Z

Investment Objective

The fund seeks long-term capital appreciation and income.
Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. This table does not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. If they were reflected, fees would be higher.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.45
Distribution (12b-1) fees	None
Other expenses	0.04
Acquired fund fees and expenses (AFFE)(1)	0.05
Total annual fund operating expenses (including AFFE)(1)	0.54

(1)
AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE) after any expense reduction. This example does not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. If they were reflected, costs would be higher. Your actual costs may be higher or lower.
Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$55	$173	$302	$677
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies

To pursue its goal, the fund aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes. The fund gains exposure to these asset classes by primarily investing in affiliated exchange-traded funds (ETFs) from Schwab Funds (the Schwab ETFs). The fund may also invest in affiliated mutual funds from Schwab Funds and unaffiliated third-party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund will generally invest in a Schwab ETF that, in the investment adviser’s opinion, corresponds to a sub-asset class and is competitive with unaffiliated third-party ETFs.
The fund normally will invest, including its investments in the underlying funds, at least 25% of its assets in equity securities and at least 25% of its assets in fixed-income securities, which may include bonds, cash equivalents, money market funds and money market investments. The fund’s allocation is weighted toward equity securities (domestic and international) that seek capital growth. The term “growth” in the fund’s name refers to the fund’s weighting towards capital growth. As of the date of this prospectus, the fund’s target asset class allocation ranges are 25-50% in fixed-income securities and 50-75% in equity securities.
Each underlying fund may invest directly in equity, fixed income or other securities or investments, as appropriate, consistent with its investment objective, strategies and policies. Through its investments in underlying funds that invest in equity securities, the fund invests principally in large-cap stocks of U.S. and international developed-market countries, small-cap stocks of U.S. companies and stocks of emerging market countries. The fund also invests in underlying funds that invest in fixed-income investments, principally treasury bonds, corporate bonds and securitized bonds, which are primarily of investment grade. The fund’s investments in underlying funds that seek exposure to real assets include funds that invest in real estate investment trusts (REITs) and other companies related to the real estate industry. The fund may also invest in underlying funds that seek exposure to commodities. Finally, the fund may invest in money market investments, primarily through underlying funds that are money market funds.
The investment adviser has discretion to select the underlying fund investments and adjust the fund’s underlying fund allocations within a particular asset class based on the following considerations: market trends, its outlook for a given market capitalization and sub-asset class, and the underlying funds’ performance in various market conditions.

6Schwab VIT Balanced with Growth Portfolio | Fund Summary

The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in securities represented in the major asset classes noted above. The fund may invest in derivatives, primarily to seek returns on the fund’s otherwise uninvested cash assets. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash.
For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may hold a significant amount of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.
The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.
Principal Risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions, tariffs and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.
•
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.

•
Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged, resulting in the dollar value of an underlying fund’s investment being adversely affected.

•
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated

Schwab VIT Balanced with Growth Portfolio | Fund Summary7

with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
•
Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

•
Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

•
Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

•
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a rise in interest rates generally causes an underlying fund’s share price to fall. The longer an underlying fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the underlying fund invests.
•
Credit Risk. A decline in the credit quality of an issuer or guarantor of a portfolio investment could cause an underlying fund to lose money or underperform. An underlying fund could lose money if, due to a decline in credit quality, the issuer or guarantor of a portfolio investment fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.

•
Prepayment and Extension Risk. Certain fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause an underlying fund to forgo future interest income on the portion of the security’s principal repaid early and force the underlying fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the underlying fund’s performance.

•
U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers such as the Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Certain securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.

•
Real Estate Investment Risk. An underlying fund in which the fund may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, an underlying fund is subject to risks associated with the direct ownership of real estate securities and the fund’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

•
Real Estate Investment Trusts (REITs) Risk. An underlying fund may invest in REITs. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For

8Schwab VIT Balanced with Growth Portfolio | Fund Summary

example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
•
Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in market value during periods of rising interest rates. Certain of the mortgage-backed securities in which an underlying fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause an underlying fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through to-be-announced (TBA) transactions. An underlying fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.

•
Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.

•
Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.

•
Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility and cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.

•
Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

•
Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.

•
Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index. Errors relating to an index may occur from time to time and may not be identified by the underlying fund’s index provider for a period of time. In addition, market disruptions could cause delays in an underlying fund’s index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for an underlying fund.

?
•
Tracking Error and Correlation Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. Further, there can be no guarantee that the underlying fund will achieve a high degree of correlation between the underlying fund’s performance and that of its index. The correlation between the performance of an underlying fund and that of its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

•
Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

•
Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

?
•
Money Market Fund Risk. The fund may invest in underlying money market funds that seek to maintain a stable $1.00 net asset value. Although an underlying money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. In addition, money market funds are not designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.

For more information on the risks of investing in the fund, please see the “Fund Details” section in the prospectus.

Schwab VIT Balanced with Growth Portfolio | Fund Summary9

Performance

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of certain broad based indices and a composite index based on the fund’s target allocation. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. The figures do not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. Such expenses, if included, would lower the figures shown. Keep in mind that future performance may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/schwabfunds_prospectus.
Annual Total Returns (%) as of 12/31

Best Quarter: 12.74% Q2 2020
Worst Quarter: (15.49%) Q1 2020
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
VIT Balanced with Growth Portfolio	9.98%	5.41%	5.39%
Comparative Indices (reflect no deduction for fees, expenses, or taxes)
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
VIT Balanced with Growth Composite Index (1)	10.64%	6.01%	6.00%

(1)
The VIT Balanced with Growth Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation and calculated using the following portion allocations effective April 28, 2023: 26.1% Bloomberg US Aggregate Bond Index, 3.9% Bloomberg US Treasury 1-3 Year Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 1.0% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 4.6% Dow Jones Equity All REIT Capped Index, 34.0% Dow Jones U.S. Large Cap Total Stock Market Index, 4.2% Dow Jones U.S. Small Cap Total Stock Market Index, 3.2% FTSE All Emerging Index (Net), 16.0% FTSE Developed ex-US Index (Net), 3.0% FTSE Developed Small Cap ex-US Liquid Index (Net). Prior to April 28, 2023, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Investment Adviser

Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Portfolio Managers

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. She has managed the fund since its inception.
Drew Hayes, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2022.
Patrick Kwok, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2019.
Purchase and Sale of Fund Shares

Shares of the fund are sold on a continuous no load basis and are currently available exclusively for variable annuity and variable life insurance separate accounts, and in the future may be offered to tax-qualified retirement plans (tax qualified plans). Variable life insurance and variable annuity contract (variable contract(s)) investors should review the variable contract prospectus prepared by their insurance company for information on how to allocate premiums to the fund and to transfer to, and redeem amounts from, the fund.
The fund is open for business each day that the New York Stock Exchange (NYSE) is open. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the fund reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE for that day.
Tax Information

The fund will distribute substantially all of its net investment income and capital gains, if any, to the participating insurance companies’ separate accounts each year in June. Distributions are normally reinvested pursuant to elections by the separate accounts. Since the fund’s shareholders are insurance company separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the insurance company. Accordingly, no discussion is included about the personal income tax consequences to variable contract holders. For this information, such persons should consult the appropriate variable contract prospectus.
Payments to Financial Intermediaries

The fund is currently available solely as an underlying investment for variable contracts issued by insurance companies. The fund and its related companies may make payments to insurance companies (or their affiliates), and to broker-dealers and other financial intermediaries, for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option for its variable contracts. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable contract and the fund over another investment. Ask

10Schwab VIT Balanced with Growth Portfolio | Fund Summary

your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.
Schwab VIT Balanced with Growth Portfolio | Fund Summary11

Schwab® VIT Growth Portfolio
Ticker Symbol:	SWG1Z

Investment Objective

The fund seeks long-term capital appreciation.
Fund Fees and Expenses

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. This table does not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. If they were reflected, fees would be higher.
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.45
Distribution (12b-1) fees	None
Other expenses	0.04
Acquired fund fees and expenses (AFFE)(1)	0.06
Total annual fund operating expenses (including AFFE)(1)	0.55

(1)
AFFE reflect fees and expenses incurred indirectly by the fund through its investments in the underlying funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the fund’s direct operating expenses and not AFFE.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE) after any expense reduction. This example does not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. If they were reflected, costs would be higher. Your actual costs may be higher or lower.
Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$56	$176	$307	$689
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies

To pursue its goal, the fund aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes. The fund gains exposure to these asset classes by primarily investing in affiliated exchange-traded funds (ETFs) from Schwab Funds (the Schwab ETFs). The fund may also invest in affiliated mutual funds from Schwab Funds and unaffiliated third-party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The fund will generally invest in a Schwab ETF that, in the investment adviser’s opinion, corresponds to a sub-asset class and is competitive with unaffiliated third-party ETFs.
The term “growth” in the fund’s name refers to the fund’s strategy of primarily investing, through its investments in underlying funds, in equity securities (domestic and international) that seek capital growth. As of the date of this prospectus, the fund’s target asset class allocation ranges are 67-97% in equity securities and 3-33% in fixed-income securities.
Each underlying fund may invest directly in equity, fixed income or other securities or investments, as appropriate, consistent with its investment objective, strategies and policies. Through its investments in underlying funds that invest in equity securities, the fund invests principally in large-cap and small-cap stocks of U.S. and international developed-market countries and stocks of emerging market countries. The fund also invests in underlying funds that invest in fixed-income investments, principally treasury bonds, corporate bonds and securitized bonds, which are primarily of investment grade. The fund’s investments in underlying funds that seek exposure to real assets include funds that invest in real estate investment trusts (REITs) and other companies related to the real estate industry. The fund may also invest in underlying funds that seek exposure to commodities. Finally, the fund may invest in money market investments, primarily through underlying funds that are money market funds.
The investment adviser has discretion to select the underlying fund investments and adjust the fund’s underlying fund allocations within a particular asset class based on the following considerations: market trends, its outlook for a given market capitalization and sub-asset class, and the underlying funds’ performance in various market conditions.
The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in securities represented in the major asset classes noted above. The fund may invest in

12Schwab VIT Growth Portfolio | Fund Summary

derivatives, primarily to seek returns on the fund’s otherwise uninvested cash assets. By using these instruments, the fund potentially can offset the impact on its performance of keeping some assets in cash.
For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may hold a significant amount of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.
The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.
Principal Risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions, tariffs and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.
•
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.

•
Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged, resulting in the dollar value of an underlying fund’s investment being adversely affected. These risks may be heightened in connection with investments in emerging markets or securities of issuers that conduct their business in emerging markets.

•
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market

Schwab VIT Growth Portfolio | Fund Summary13

countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
•
Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

•
Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

•
Fixed-Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed-income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt an underlying fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

•
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund’s share price: a rise in interest rates generally causes an underlying fund’s share price to fall. The longer an underlying fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which the underlying fund invests.
•
Credit Risk. A decline in the credit quality of an issuer or guarantor of a portfolio investment could cause an underlying fund to lose money or underperform. An underlying fund could lose money if, due to a decline in credit quality, the issuer or guarantor of a portfolio investment fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.

•
Prepayment and Extension Risk. Certain fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause an underlying fund to forgo future interest income on the portion of the security’s principal repaid early and force the underlying fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the underlying fund’s performance.

•
U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers such as the Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Certain securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.

•
Real Estate Investment Risk. An underlying fund in which the fund may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, an underlying fund is subject to risks associated with the direct ownership of real estate securities and the fund’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

•
Real Estate Investment Trusts (REITs) Risk. An underlying fund may invest in REITs. An underlying fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For

14Schwab VIT Growth Portfolio | Fund Summary

example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
•
Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in market value during periods of rising interest rates. Certain of the mortgage-backed securities in which an underlying fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause an underlying fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through to-be-announced (TBA) transactions. An underlying fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.

•
Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.

•
Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the underlying fund may have to sell them at a loss.

•
Derivatives Risk. An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility and cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.

•
Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

•
Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.

•
Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index. Errors relating to an index may occur from time to time and may not be identified by the underlying fund’s index provider for a period of time. In addition, market disruptions could cause delays in an underlying fund’s index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for an underlying fund.

?
•
Tracking Error and Correlation Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. Further, there can be no guarantee that the underlying fund will achieve a high degree of correlation between the underlying fund’s performance and that of its index. The correlation between the performance of an underlying fund and that of its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

•
Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

•
Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

?
•
Money Market Fund Risk. The fund may invest in underlying money market funds that seek to maintain a stable $1.00 net asset value. Although an underlying money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. In addition, money market funds are not designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.

For more information on the risks of investing in the fund, please see the “Fund Details” section in the prospectus.

Schwab VIT Growth Portfolio | Fund Summary15

Performance

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of certain broad based indices and a composite index based on the fund’s target allocation. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. The figures do not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. Such expenses, if included, would lower the figures shown. Keep in mind that future performance may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/schwabfunds_prospectus.
Annual Total Returns (%) as of 12/31

Best Quarter: 15.53% Q2 2020
Worst Quarter: (19.58%) Q1 2020
Average Annual Total Returns as of 12/31/24
	1 Year	5 Years	10 Years
VIT Growth Portfolio	11.78%	6.78%	6.54%
Comparative Indices (reflects no deduction for fees, expenses, or taxes)
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
VIT Growth Composite Index (1)	12.51%	7.33%	7.12%

(1)
The VIT Growth Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation and calculated using the following portion allocations effective April 28, 2023: 14.0% Bloomberg US Aggregate Bond Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 6.0% Dow Jones Equity All REIT Capped Index, 39.6% Dow Jones U.S. Large Cap Total Stock Market Index, 6.3% Dow Jones U.S. Small Cap Total Stock Market Index, 5.4% FTSE All Emerging Index (Net), 21.0% FTSE Developed ex-US Index (Net), 3.7% FTSE Developed Small Cap ex-US Liquid Index (Net). Prior to April 28, 2023, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Investment Adviser

Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Portfolio Managers

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. She has managed the fund since its inception.
Drew Hayes, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2022.
Patrick Kwok, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2019.
Purchase and Sale of Fund Shares

Shares of the fund are sold on a continuous no load basis and are currently available exclusively for variable annuity and variable life insurance separate accounts, and in the future may be offered to tax-qualified retirement plans (tax qualified plans). Variable life insurance and variable annuity contract (variable contract(s)) investors should review the variable contract prospectus prepared by their insurance company for information on how to allocate premiums to the fund and to transfer to, and redeem amounts from, the fund.
The fund is open for business each day that the New York Stock Exchange (NYSE) is open. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the fund reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE for that day.
Tax Information

The fund will distribute substantially all of its net investment income and capital gains, if any, to the participating insurance companies’ separate accounts each year in June. Distributions are normally reinvested pursuant to elections by the separate accounts. Since the fund’s shareholders are insurance company separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the insurance company. Accordingly, no discussion is included about the personal income tax consequences to variable contract holders. For this information, such persons should consult the appropriate variable contract prospectus.
Payments to Financial Intermediaries

The fund is currently available solely as an underlying investment for variable contracts issued by insurance companies. The fund and its related companies may make payments to insurance companies (or their affiliates), and to broker-dealers and other financial intermediaries, for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option for its variable contracts. Payments to broker-dealers and other financial intermediaries may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend a variable contract and the fund over another investment. Ask your financial adviser or visit the website of the insurance company or the financial intermediary for more information. The disclosure document for your variable contract may contain additional information about these payments.

16Schwab VIT Growth Portfolio | Fund Summary

Fund Details

There can be no assurance that the funds will achieve their objectives. Except as explicitly described otherwise, the investment objectives, strategies and policies of each fund may be changed without shareholder approval.
The principal investment strategies and the main risks associated with investing in each fund are summarized in the fund summaries at the front of this prospectus. This section takes a more detailed look at some of the types of securities, the associated risks, and the various investment strategies that may be used in the day-to-day portfolio management of the funds, as described below. The funds seek to achieve their investment objectives by primarily investing in affiliated Schwab ETFs. The funds may also invest in affiliated mutual funds from Schwab Funds and unaffiliated third-party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). Because the funds primarily invest in other funds rather than in individual stocks and bonds, each fund is considered a “fund of funds.” A fund of funds bears its own direct expenses in addition to bearing a proportionate share of the expenses charged by the underlying funds in which it invests. Investors should be aware that the investments made by the funds and the results achieved by the funds at any given time are not expected to be the same as those made by other mutual funds for which Charles Schwab Investment Management, Inc. serves as investment adviser, including mutual funds with names, investment objectives and policies similar to the funds.
Investment Objectives, Strategies and Risks

Investment Objectives
The investment objective of Schwab VIT Balanced Portfolio and Schwab VIT Balanced with Growth Portfolio is to seek long-term capital appreciation and income. Schwab VIT Growth Portfolio seeks long-term capital appreciation. Each fund’s investment objective is not fundamental and therefore may be changed by the fund’s board of trustees without shareholder approval. There is no guarantee the funds will achieve their objectives.
Investment Strategies
To pursue its goal, each fund aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes. Each fund gains exposure to these asset classes by primarily investing in underlying funds. Except as otherwise noted, each fund’s investment strategies may be changed without shareholder approval.
Each underlying fund may invest directly in equity, fixed income or other securities or investments, as appropriate, consistent with its investment objective, strategies and policies. Through their investments in underlying funds that invest in equity securities, the funds invest in large-cap stocks of U.S. and international developed-market countries and small-cap stocks of U.S. companies. Schwab VIT Growth Portfolio also invests in small-cap stocks of international developed-market countries, and the Schwab VIT Balanced with Growth Portfolio and Schwab VIT Growth Portfolio also invest principally in stocks of emerging market countries. Through its investments in underlying funds that invest in fixed-income investments, each fund invests in treasury bonds, and securitized bonds, which are primarily of investment grade, and Schwab VIT Balanced Portfolio also invests in corporate bonds, which are primarily of investment grade. The funds’ investments in underlying funds that seek exposure to real assets include funds that invest in real estate investment trusts (REITs) and other companies related to the real estate industry. The funds may also invest in underlying funds that seek exposure to commodities. Finally, the funds may invest in money market investments, primarily through underlying funds that are money market funds.
Each of Schwab VIT Balanced Portfolio and Schwab VIT Balanced with Growth Portfolio normally will invest, including its investments in the underlying funds, at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities, which may include bonds, cash equivalents money market funds and money market investments. Schwab VIT Growth Portfolio normally will invest a higher percentage of its asset in equity securities. Under normal market conditions, the investment adviser allocates each fund’s investments in underlying funds that it believes will provide the most favorable outlook for achieving each fund’s investment goal. The following table provides each fund’s allocation ranges among asset classes under normal market conditions. Investment allocations may vary from time to time.
	Equity	Fixed Income
Schwab VIT Balanced Portfolio	32%-62%	38%-68%
Schwab VIT Balanced with Growth Portfolio	50%-75%	25%-50%
Schwab VIT Growth Portfolio	67%-97%	3%-33%
The investment adviser has discretion to select the underlying fund investments and adjust the fund’s underlying fund allocations within a particular asset class based on the following considerations: market trends, its outlook for a given market capitalization and sub-asset class,
Schwab VIT Portfolios | Fund Details17

and the underlying funds’ performance in various market conditions. The investment adviser may add or remove asset classes and sub-asset classes at any time without prior notice.
Each fund intends to invest in a combination of underlying funds; however, the funds may invest directly in securities represented in the major asset classes noted above.
The underlying funds may invest in derivatives, and lend their securities. Securities lending may help underlying index funds to minimize the gap in performance that naturally exists between any index fund and its corresponding index.
For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, a fund may hold a significant amount of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When a fund engages in such activities, it may not achieve its investment objective.
More Information About Principal Investment Risks
Each fund is subject to risks, any of which could cause an investor to lose money. Principal risks of the funds include:
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist. For example, the investment adviser’s decisions to cause a fund to purchase or redeem shares of an affiliated underlying fund could be influenced by its belief that an affiliated underlying fund may benefit from additional assets or that it is in the best interests of the affiliated underlying fund to limit purchases of shares of the underlying fund. In such cases, the best interests of the affiliated underlying fund may not be aligned with those of the fund. In addition, the investment adviser may be influenced by an insurance company that uses the fund as an investment vehicle for its variable life and annuity products in terms of how the fund is managed and its risk profile. However, the investment adviser is a fiduciary to each fund and is legally obligated to act in each fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions, tariffs, and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. These events could reduce consumer demand or economic output; result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines; and significantly adversely impact the economy. Governmental and quasi-governmental authorities and regulators throughout the world have in the past often responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes which could have an unexpected impact on financial markets and a fund’s investments. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Exchange-Traded Fund (ETF) Risk. When a fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a proportionate share of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF holds, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Operational Risk. Each fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures. Each fund seeks to reduce these operational risks through controls and procedures believed to be reasonably designed to address these risks. However, these controls and procedures cannot address every possible risk and may not fully mitigate the risks that they are intended to address.
Underlying Fund Investment Risk. The value of an investment in a fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The fund is subject to the performance, expenses and risks of the underlying funds in which it invests. Before investing in a fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund’s exposure to a particular risk will depend on the fund’s overall asset allocation and underlying fund allocation.
•
Investment Style Risk. Some underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Each underlying fund follows these stocks during upturns as well as downturns. Because of their indexing strategy, the underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index. Market disruptions could cause delays in an underlying fund’s index’s rebalancing schedule which may result in the index and, in turn, the underlying fund experiencing

18Schwab VIT Portfolios | Fund Details

returns different than those that would have been achieved under a normal rebalancing schedule. A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the underlying fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
•
Investment Risk. An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

•
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Governmental action, including the imposition of trade embargoes or tariffs, may also impact individual companies or markets as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time. Due to their fixed income features, preferred stocks provide higher income potential than issuers’ common stocks, but typically are more sensitive to interest rate changes than the underlying common stock. The rights of common stockholders are generally subordinate to the rights associated with an issuer’s preferred stocks and the rights of preferred stockholders are generally subordinate to the rights associated with an issuer’s debt securities on the distribution of an issuer’s assets in the event of a liquidation.

•
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. In addition, there may be less trading volume in securities issued by mid- and small-cap companies than those issued by larger companies and, as a result, trading volatility may have a greater impact on the value of securities of mid- and small-cap companies. Securities issued by large-cap companies, on the other hand, may not be able to attain the high growth rates of some mid- and small-cap companies. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.

•
Large-Cap Company Risk. Large-cap companies are generally more mature than smaller companies. They also may have fewer new market opportunities for their products or services, may focus resources on maintaining their market share, and may be unable to respond quickly to new competitive challenges. As a result, the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.

•
Small-Cap Company Risk. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and their securities may be riskier than those issued by larger companies. The value of securities issued by small-cap companies may be based in substantial part on future expectations rather than current achievements and their prices may move sharply, especially during market upturns and downturns. In addition, small-cap companies may have limited financial resources, management experience, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. Further, small-cap companies may have less publicly available information and such information may be inaccurate or incomplete.

•
Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the U.S. These risks may negatively impact the value or liquidity of an underlying fund’s investments and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, an underlying fund’s investments in foreign securities may be subject to economic sanctions or other government restrictions, including trade tariffs, embargoes or limitations on trade which could have a significant impact on a country’s markets overall as well as global economies or markets. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. An underlying fund may also experience more rapid or extreme changes in value as compared to an underlying fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. To the extent an underlying fund’s investments in a single country or a limited number of countries represent a large percentage of the underlying fund’s assets, the underlying fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the underlying fund’s price may be more volatile than the price of an underlying fund that is geographically diversified.

•
Emerging Markets Risk. The risks of foreign investments apply to, and may be heightened in connection with, investments in emerging market countries or securities of issuers that conduct their business in emerging markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market

Schwab VIT Portfolios | Fund Details19

countries often have less uniformity in accounting, auditing, financial reporting and recordkeeping requirements and greater risk associated with the custody of securities. It is sometimes difficult to obtain and enforce court judgments in such countries. Material information about a company in an emerging market country may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations. There is often a greater potential for nationalization, expropriation, confiscatory taxation, government regulation, social instability or diplomatic developments (including war) in emerging market countries, which could adversely affect the economies of, or investments in securities of issuers located in, such countries. In addition, emerging markets are substantially smaller than developed markets, and the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there will tend to be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
•
Currency Risk. An underlying fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, will subject the underlying fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in an underlying fund would be adversely affected. Currency exchange rates may fluctuate in response to factors extrinsic to that country’s economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates; intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund; or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to an underlying fund if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Forward contracts on foreign currencies are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular currency for the underlying fund’s account. An underlying fund is subject to the risk of a counterparty’s failure, inability or refusal to perform with respect to such contracts.

•
Depositary Receipt Risk. Foreign securities also include ADRs, which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Foreign securities also include GDRs, which are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. In addition, foreign securities include EDRs, which are similar to GDRs, but are shares of foreign-based corporations generally issued by European banks that trade on exchanges outside of the bank’s home country. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile.

•
Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth stocks can be volatile for several reasons. Since growth companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

?
•
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low or there are negative interest rates, an underlying fund’s yield (and total return) also may be low or the underlying fund may be unable to maintain positive returns. Changes or the anticipation of changes in interest rates also may affect an underlying fund’s share price: a rise in interest rates generally causes an underlying fund’s share price to fall. This risk is greater when an underlying fund holds fixed-income securities with longer maturities. The longer an underlying fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. For example, an underlying fund with a longer portfolio duration is more likely to experience a decrease in its share price as interest rates rise. Duration is an estimate of a security’s (or portfolio of securities) sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security’s price sensitivity to changes in interest rates.

Economic conditions and other factors, including a central bank’s monetary policy, may result in changes in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which an underlying fund invests. Rising interest rates may decrease liquidity in the fixed-income securities markets, making it more difficult for an underlying fund to sell its fixed-income securities holdings at a time when the investment adviser might wish to sell such securities. In addition, decreased market liquidity also may make it more difficult to value some or all of an underlying fund’s fixed-income securities holdings. Certain countries have experienced negative interest rates on certain fixed-income securities. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose fixed-income and related markets to heightened volatility. To the extent that the investment adviser of an underlying fund anticipates interest rate trends imprecisely, the underlying fund could miss yield opportunities or its share price could fall. Inflation-protected securities may react differently to interest rate changes than other types of fixed-income securities and tend to react to changes in “real” interest rates.
20Schwab VIT Portfolios | Fund Details

•
Credit Risk. A decline in the credit quality of an issuer or guarantor of a portfolio investment could cause an underlying fund to lose money or underperform. An underlying fund could lose money if, due to a decline in credit quality, the issuer or guarantor of a portfolio investment fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations. The credit quality of an underlying fund’s portfolio holdings can change rapidly in certain market environments and any default on the part of a single portfolio investment could cause an underlying fund’s share price or yield to fall. Certain U.S. government securities that an underlying fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities an underlying fund owns do not extend to the shares of the underlying fund itself. Below investment-grade bonds (junk bonds) involve greater risks of default or downgrade and are more volatile than investment-grade bonds. Below investment-grade bonds also involve greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment-grade bonds may be more susceptible than other issuers to economic downturns. Such bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the bonds.

•
Prepayment and Extension Risk. Certain fixed-income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Rising interest rates tend to extend the duration of certain fixed-income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, an underlying fund could exhibit additional volatility and hold securities paying lower-than-market rates of interest. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed-income securities sooner than expected. This can reduce an underlying fund’s returns because the underlying fund will have to reinvest that money at the lower prevailing interest rates. In addition, prepayments and subsequent reinvestments increase the underlying fund’s portfolio turnover rate. This is known as prepayment risk. Either situation could hurt an underlying fund’s performance.

•
High-Yield Risk. Funds that invest in high-yield securities and unrated securities of similar credit quality (junk bonds) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. High-yield securities may be more volatile than higher-rated securities. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an underlying fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an underlying fund may lose its entire investment. Because of the risks involved in investing in high-yield securities, an investment in an underlying fund that invests in such securities should be considered speculative. (The risk is more prevalent in the underlying funds that may be held by the Schwab VIT Balanced with Growth Portfolio and Schwab VIT Growth Portfolio.)

•
Variable Interest Entities Risk. An underlying fund may gain exposure to certain operating companies in China through legal structures known as variable interest entities (VIEs). In China, ownership of companies in certain sectors by non-Chinese individuals and entities (including U.S. persons and entities, such as an underlying fund) is prohibited. To facilitate indirect non-Chinese investment, many China-based operating companies have created VIE structures. In a VIE structure, a China-based operating company will establish an entity outside of China that will enter into service and other contracts with the China-based operating company. Shares of the entities established outside of China are often listed and traded on an exchange. Non-Chinese investors (such as an underlying fund) hold equity interests in the entities established outside of China rather than directly in the China-based operating companies. This arrangement allows U.S. investors to obtain economic exposure to the China-based operating company through contractual means rather than through formal equity ownership. An investment in a VIE structure subjects an underlying fund to the risks associated with the underlying China-based operating company. In addition, an underlying fund may be exposed to certain associated risks, including the risks that: the Chinese government could subject the China-based operating company to penalties, revocation of business and operating licenses or forfeiture of ownership interests; the Chinese government may outlaw the VIE structure, which could cause an uncertain negative impact to existing investors in the VIE structure; the contracts underlying the VIE structure may not be enforced by Chinese courts; and shareholders of the China-based operating company may leverage the VIE structure to their benefit and to the detriment of the investors in the VIE structure. If these actions were to occur, the market value of an underlying fund’s investments in the VIE structure would likely fall, causing investment losses, which could be substantial, for the underlying fund.

•
U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers such as the Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Certain securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves. In September 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association

Schwab VIT Portfolios | Fund Details21

(Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) into conservatorship. The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.
?
•
Real Estate Investment Risk. An underlying fund in which a fund may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. Such an underlying fund is subject to risks associated with the direct ownership of real estate securities and a fund’s investment in such an underlying fund will be closely linked to the performance of the real estate markets. An investment by a fund in an underlying fund that invests, but does not concentrate, in real estate companies and companies related to the real estate industry will subject the fund to the risks associated with the direct ownership of real estate securities to a lesser extent. These risks include, among others, declines in the value of (or income generated by) real estate; risks related to general and local economic conditions; the attractiveness, type and location of property; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties or defaults by borrowers or tenants, particularly during periods of disruptions to business operations or an economic downturn; increasing competition, including for real estate and related services and technology; reduced demand for commercial and office space along with increased maintenance or tenant improvement costs to convert properties for other uses; increases in property taxes and operating expenses; changes in zoning regulations and related costs; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; demographic trends, such as population shifts or changing tastes, preferences (such as remote work arrangements) and values; and changes in interest rates. In addition, the real estate industry has historically been sensitive to economic downturns and other events that limit demand for real estate, which would adversely impact the value of real estate investments. If an underlying fund’s real estate-related investments are concentrated in one geographic area or in one property type, the fund will be particularly subject to the risks associated with that area or property type or related real estate conditions.

•
REITs Risk. An underlying fund in which a fund may invest may invest in REITs. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code, or to maintain their exemptions from registration under the Investment Company Act of 1940. The failure of a company to qualify as a REIT under federal tax law may have adverse consequences to an underlying fund that invests in that REIT. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, REITs have their own expenses, and an underlying fund that invests in REITs will bear a proportionate share of those expenses.

•
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, limited dealer inventories of certain securities could potentially lead to decreased liquidity. In such cases, an underlying fund’s investments in illiquid securities may reduce the returns of the fund because the underlying fund may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities. Liquidity risk also includes the risk that market conditions or large shareholder redemptions, which may occur rapidly or unexpectedly, may impact the ability of the underlying fund to meet redemption requests within the required time period. In order to meet such redemption requests, the underlying fund may be forced to sell securities at inopportune times or prices, which could reduce the performance of the underlying fund.

•
Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures, forward contracts and swaps. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. A forward foreign currency contract is a derivative (forward contract) in which the underlying reference is a country’s or region’s currency. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments. An underlying fund’s use of derivatives, that are subject to regulation by the Commodity Futures Trading Commission (CFTC), could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.

An underlying fund’s use of derivative instruments involves risks different from or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, credit risk, leverage risk, market risk, management risk and operational risk, are discussed elsewhere in this prospectus. An underlying fund’s use of derivatives is
22Schwab VIT Portfolios | Fund Details

also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the underlying fund to realize higher amounts of short-term capital gains. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. However, these risks are less severe when the underlying fund uses derivatives for hedging rather than to enhance the underlying fund’s returns or as a substitute for a position or security. An underlying fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that a fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
•
Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose the underlying fund to greater risk. In a reverse repurchase agreement, the underlying fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities. The use of leverage may cause an underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

•
Management Risk. An underlying fund may be an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser (or sub-adviser(s)) will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. In addition, with respect to certain of the underlying funds, the investment adviser makes investment decisions for the fund using a strategy based largely on historical information. There is no guarantee that a strategy based on historical information will produce the desired results in the future. In addition, if market dynamics change, the effectiveness of this strategy may be limited. Either of these risks may cause these underlying funds to underperform other funds with a similar investment objective.

?
•
Tracking Error and Correlation Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of an underlying fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, an underlying fund may not invest in certain securities in its benchmark index, match the securities’ weighting to the index, or the underlying fund may invest in securities not in the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error. An underlying fund may attempt to offset the effects of not being invested in certain index securities by making substitute investments, but these efforts may not be successful. In certain circumstances, the underlying fund may value individual securities based on fair value prices developed using methods approved by the underlying fund’s board of trustees. To the extent the fund calculates its NAV based on fair value prices, the underlying fund’s performance may diverge from that of its index. In addition, cash flows into and out of an underlying fund, timing variations, operating expenses and trading costs all affect the ability of the fund to match the performance of its index, because the index does not have to manage cash flows and does not incur any costs. Lastly, differences between the underlying fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the index impact correlation between the performance of the fund and that of its index.

•
Securities Lending Risk. Certain of the underlying funds may lend their portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When an underlying fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the underlying fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent. An underlying fund may pay lending fees to a party arranging the loan. An underlying fund will also bear the risk of any decline in the value of securities acquired with cash collateral.

•
Repurchase Agreements Risk. When an underlying fund enters into a repurchase agreement, the underlying fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when an underlying fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (also referred to as junk bonds) (Alternative Collateral). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that an underlying fund will be unable to recover fully in the event of a counterparty’s default.

Schwab VIT Portfolios | Fund Details23

•
Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other debt securities. Small movements in interest rates — both increases and decreases — may quickly and significantly affect the value of certain mortgage-backed securities. In addition, certain of the mortgage-backed securities in which an underlying fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause an underlying fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk, as well as risks associated with the nature of the underlying mortgage assets and the servicing of those assets. These securities are subject to the risk of default on the underlying mortgages, and such risk is heightened during periods of economic downturn. Transactions in mortgage pass-through securities often occur through to-be-announced (TBA) transactions. If a TBA counterparty defaults or goes bankrupt an underlying fund may experience adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in a TBA transaction which can cause an underlying fund to lose money or underperform.

•
Inflation Protected Security Risk. The value of inflation-protected securities, including Treasury Inflation Protected Securities (TIPS), generally will fluctuate in response to changes in “real” interest rates. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. The value of an inflation-protected security generally decreases when real interest rates rise and generally increase when real interest rates fall. In addition, the principal value of an inflation-protected security is periodically adjusted up or down along with the rate of inflation. If the measure of inflation falls, the principal value of the inflation-protected security will be adjusted downwards, and consequently, the interest payable on the security will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the United States Treasury in the case of TIPS. For securities that do not provide a similar guarantee, the adjusted principal value of the security to be repaid at maturity is subject to credit risk.

•
Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. In addition, new regulations may impact an underlying fund’s strategy to invest in commodity-linked investments or increase the costs associated with such investments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

•
Commodity Regulation Risk. The Commodity Futures Trading Commission (CFTC) has recently adopted amendments to CFTC Rule 4.5, which may subject an underlying fund to regulation by the CFTC. In order to avoid CFTC regulation, an underlying fund may limit its exposure to the commodities markets in order to qualify for an exclusion from regulation in CFTC Rule 4.5. Alternatively, an underlying fund or its adviser may determine to operate subject to applicable CFTC requirements, including registration, disclosure and operational requirements under the Commodity Exchange Act. Compliance with these additional requirements could increase an underlying fund’s expenses.

•
Commodity Tax Risk. An underlying fund must derive at least 90% of its gross income from qualifying sources in order to qualify for favorable tax treatment as a RIC. This requirement will limit the ability of a fund to invest in commodities, derivatives on commodities, or other items that could result in non-qualifying income. Although the IRS has issued numerous favorable private letter rulings concluding that income from commodity-linked notes or through investments in an offshore subsidiary is qualifying income for purposes of the 90% qualifying gross income test applicable to RICs, such rulings can be relied on only by the taxpayers to whom they are issued. Moreover, the IRS currently is reconsidering whether and how a RIC should be permitted to gain indirect commodity exposure. The IRS recently issued proposed regulations that, if finalized, would generally treat an underlying fund’s income inclusion with respect to such a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of the subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final. The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. Future IRS guidance, or possibly legislation, could further limit the ability of a RIC to gain commodity exposure.

•
Subsidiary Risk. To the extent that an underlying fund invests in an offshore subsidiary to increase its exposure to commodities, the subsidiary may be organized under the laws of another jurisdiction and may not be registered under the 1940 Act. Therefore, the subsidiary may not be subject to the certain investor protections. Additionally, changes in U.S. law, including future guidance by the IRS or the law of the jurisdiction to which the subsidiary is subject, could result in the inability of the underlying fund and/or its subsidiary to operate as described in its prospectus.

24Schwab VIT Portfolios | Fund Details

?
•
Money Market Fund Risk. In addition to the risks discussed under “Underlying Fund Investment Risk” above, an investment by a fund in an underlying money market fund has risks. A fund may invest in underlying money market funds that seek to maintain a stable $1.00 net asset value. Although an underlying money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. In addition, money market funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances.

Portfolio Holdings

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ Statement of Additional Information (SAI). The funds’ portfolio holdings information is available on the Schwab Funds website at www.schwabassetmanagement.com/schwabfunds_prospectus, under “Prospectus & Reports”, typically 60-80 days after the end of the funds’ fiscal quarter.
Schwab VIT Portfolios | Fund Details25

Financial Highlights

This section provides further details about each fund’s financial history for the past five years. Certain information reflects financial results for a single fund share. “Total return” shows the percentage that an investor in a fund would have earned or lost during a given period, assuming all distributions were reinvested. The figures do not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. Such expenses, if included, would lower the figures shown. The information has been audited by the funds’ independent registered public accounting firm, Deloitte & Touche LLP (Deloitte). Deloitte’s full report is included in each fund’s annual holdings and financial statements, which are included in each fund’s Form N-CSR (see back cover).
Schwab VIT Balanced Portfolio

	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$13.55	$12.33	$14.99	$14.04	$13.25
Income (loss) from investment operations:
Net investment income (loss)(1)	0.35	0.30	0.22	0.21	0.20
Net realized and unrealized gains (losses)	0.70	1.16	(2.42)	0.93	0.86
Total from investment operations	1.05	1.46	(2.20)	1.14	1.06
Less distributions:
Distributions from net investment income	(0.31)	(0.24)	(0.21)	(0.19)	(0.24)
Distributions from net realized gains	(0.05)	—	(0.25)	(0.00)(2)	(0.03)
Total distributions	(0.36)	(0.24)	(0.46)	(0.19)	(0.27)
Net asset value at end of period	$14.24	$13.55	$12.33	$14.99	$14.04
Total return	7.78%	11.96%	(14.71%)	8.19%	8.23%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses(3)	0.52%	0.52%	0.53%(4)	0.52%	0.54%
Net investment income (loss)	2.53%	2.36%	1.70%	1.42%	1.53%
Portfolio turnover rate	26%	20%	19%	13%	38%
Net assets, end of period (x 1,000)	$81,499	$77,350	$74,061	$92,777	$83,577
(1)
Calculated based on the average shares outstanding during the period.

(2)
Per-share amount was less than $0.005.

(3)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.

(4)
Ratio includes less than 0.005% of non-routine proxy expenses.

26Schwab VIT Portfolios | Financial Highlights

Schwab VIT Balanced with Growth Portfolio

	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$15.74	$13.93	$17.24	$15.68	$14.59
Income (loss) from investment operations:
Net investment income (loss)(1)	0.38	0.32	0.24	0.25	0.22
Net realized and unrealized gains (losses)	1.18	1.74	(3.00)	1.53	1.20
Total from investment operations	1.56	2.06	(2.76)	1.78	1.42
Less distributions:
Distributions from net investment income	(0.35)	(0.25)	(0.25)	(0.22)	(0.29)
Distributions from net realized gains	(0.05)	—	(0.30)	—	(0.04)
Total distributions	(0.40)	(0.25)	(0.55)	(0.22)	(0.33)
Net asset value at end of period	$16.90	$15.74	$13.93	$17.24	$15.68
Total return	9.98%	14.85%	(16.00%)	11.42%	10.09%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses(2)	0.49%	0.49%	0.49%(3)	0.49%	0.50%
Net investment income (loss)	2.28%	2.20%	1.61%	1.48%	1.56%
Portfolio turnover rate	12%	18%	13%	8%	21%
Net assets, end of period (x 1,000)	$166,839	$162,496	$150,867	$184,104	$163,848
(1)
Calculated based on the average shares outstanding during the period.

(2)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.

(3)
Ratio includes less than 0.005% of non-routine proxy expenses.

Schwab VIT Portfolios | Financial Highlights27

Schwab VIT Growth Portfolio

	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$18.16	$15.69	$19.83	$17.52	$16.24
Income (loss) from investment operations:
Net investment income (loss)(1)	0.38	0.34	0.25	0.29	0.24
Net realized and unrealized gains (losses)	1.74	2.39	(3.68)	2.27	1.51
Total from investment operations	2.12	2.73	(3.43)	2.56	1.75
Less distributions:
Distributions from net investment income	(0.37)	(0.26)	(0.29)	(0.25)	(0.32)
Distributions from net realized gains	(0.06)	—	(0.42)	—	(0.15)
Total distributions	(0.43)	(0.26)	(0.71)	(0.25)	(0.47)
Net asset value at end of period	$19.85	$18.16	$15.69	$19.83	$17.52
Total return	11.78%	17.52%	(17.24%)	14.67%	11.34%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses(2)	0.49%	0.49%	0.49%(3)	0.49%	0.50%
Net investment income (loss)	1.99%	2.05%	1.50%	1.53%	1.55%
Portfolio turnover rate	11%	14%	13%	13%	18%
Net assets, end of period (x 1,000)	$162,089	$162,610	$147,720	$187,038	$165,495
(1)
Calculated based on the average shares outstanding during the period.

(2)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.

(3)
Ratio includes less than 0.005% of non-routine proxy expenses.

28Schwab VIT Portfolios | Financial Highlights

The Funds’ Investments in Asset Classes and Sub-Asset Classes

Through each fund’s investments in its underlying funds, as well as its direct investments, each fund aims to provide diversification across major asset classes as well as diversification across a range of sub-asset classes within the major asset classes. Each fund’s allocation to an asset or sub-asset class may change over time. The investment adviser may add or remove asset classes and sub-asset classes at any time without prior notice. For additional details regarding how the adviser determines the funds’ underlying fund and asset class allocations, please refer back to the “Principal Investment Strategies” section in the Fund Summary sections and the section “Fund details: Investment Objectives, Strategies and Risks” in this prospectus.
The following chart provides a list of the asset classes and sub-asset classes and the target in which each fund expects to be invested as of the date of this prospectus.
Major Asset Class	Sub-Asset Class	Schwab VIT Balanced Portfolio Allocation Target (%)	Schwab VIT Balanced with Growth Portfolio Allocation Target (%)	Schwab VIT Growth Portfolio Allocation Target (%)
U.S. Stocks	Large-Cap	26%	34%	40%
	Small-Cap	3%	4%	6%
	Micro-Cap	-	-	-
International Stocks	Developed-Market Large-Cap	11%	16%	21%
	Developed-Market Small-Cap	2%	3%	4%
	Emerging-Market	2%	3%	5%
Real Assets	Real Estate	3%	5%	6%
	Commodities	-	-	-
Fixed Income	Inflation-Protected Bonds	4%	1%	0%
	Treasury Bonds	9%	4%	0%
	Agency Bonds	-	-	-
	Corporate Bonds	-	-	-
	Mortgage-Backed Bonds	-	-	-
	Bloomberg Aggregate	36%	26%	14%
	International Developed-Market Bonds	-	-	-
	High Yield Bonds	-	-	-
	Money Market Funds and Cash Equivalents	4%	4%	4%
		100%	100%	100%
Schwab VIT Portfolios | The Funds’ Investments in Asset Classes and Sub-Asset Classes29

Fund Management

The investment adviser for the funds is Charles Schwab Investment Management, Inc., dba Schwab Asset Management, 211 Main Street, San Francisco, CA 94105. The investment adviser was founded in 1989 and as of February 28, 2025, managed approximately $1.4 trillion in assets.
The investment adviser oversees the asset management and administration of each fund. As compensation for these services, the investment adviser receives a management fee from each fund. For the 12 months ended December 31, 2024, these fees were 0.45% for the Balanced Portfolio, 0.45% for the Balanced with Growth Portfolio, and 0.45% for the Growth Portfolio. These figures, which are expressed as a percentage of each fund’s average daily net assets, represent the actual amounts paid, including the effects of reductions.
A discussion regarding the basis for the Board of Trustees’ approval of the funds’ investment advisory agreements is available in each fund’s 2024 semiannual holdings and financial statements, which are included in each fund’s Form N-CSR and covers the period from January 1, 2024 through June 30, 2024.
Zifan Tang, Ph.D., CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the funds. Prior to joining Schwab in 2012, Ms. Tang was a product manager at Thomson Reuters and from 1997 to 2009 worked as a portfolio manager at Barclays Global Investors (now known as BlackRock).
Drew Hayes, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the funds. Mr. Hayes has been with Schwab since 2006. Before becoming a portfolio manager, he spent seven years as a senior fixed income specialist for Schwab Wealth Advisory, Inc. Prior to that, he worked as a bond investment specialist for two years and as a registered representative for two years for Charles Schwab & Co., Inc.
Patrick Kwok, CFA, Portfolio Manager for Schwab Asset Management, is responsible for the co-management of the funds. Previously, Mr. Kwok served as an associate portfolio manager from 2012 to 2016. Prior to that, he worked as a fund administration manager, where he was responsible for oversight of subadvisers, trading, cash management and fund administration supporting the Charles Schwab Trust Bank Collective Investment Trusts and multi-asset Schwab Funds. Prior to joining Schwab Asset Management in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at State Street Bank & Trust Company as a portfolio accountant and pricing specialist.
Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in each fund is available in the SAI.
30Schwab VIT Portfolios | Fund Management

Investing in the Funds

Investing Through a Financial Intermediary
Shares of the funds are sold on a continuous no load basis and are currently available exclusively for variable annuity and variable life insurance separate accounts, and in the future may be offered to tax-qualified retirement plans (tax qualified plans). Variable life and variable annuity contract (variable contract(s)) investors also should review the variable contract prospectus prepared by their insurance company. Although shares of the funds are not available for purchase directly by the general public, you may nevertheless allocate account value under your variable contract to and from each fund in accordance with the terms of your variable contract. Please refer to the appropriate variable contract prospectus for further information on how to make an allocation and how to purchase or surrender your variable contract.
Shares of the funds are expected to be offered to participating insurance companies and their separate accounts to fund benefits under variable contracts as well as to tax qualified plans. The relationships of tax qualified plans and plan participants to the fund would be subject, in part, to the provisions of the individual tax qualified plans and applicable law. Accordingly, such relationships could be different from those described in this prospectus for separate accounts and variable contract owners in such areas, for example, as tax matters and voting privileges.
The funds do not foresee any disadvantage to variable contract owners or plan participants arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of variable contracts (and the interests of any plan participants) to conflict. For example, violation of the federal tax laws by one separate account investing in the funds could cause the variable contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. The funds, the participating insurance companies, and any tax qualified plans investing in the funds may be subject to conditions imposed by the SEC that are designed to prevent or remedy any such conflicts. These conditions would require the funds’ Board of Trustees to monitor events in order to identify the existence of any material irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken in response to any such conflict. If a material irreconcilable conflict arises involving separate accounts or tax qualified plans, a separate account or tax qualified plan may be required to withdraw its participation in the funds.
The investment adviser or its affiliates make cash payments out of their own resources, or provide products and services at a discount, to certain brokerage firms, banks, retirement plan service providers, insurance companies and other financial intermediaries that perform shareholder, recordkeeping, subaccounting and other administrative services in connection with investments in fund shares. These payments or discounts are separate from, and may be in addition to, any shareholder service fees or other administrative fees the fund may pay to those intermediaries. The investment adviser or its affiliates also make cash payments out of their own resources, or provide products and services at a discount, to certain financial intermediaries that perform distribution, marketing, promotional or other distribution-related services. The payments or discounts described by this paragraph may be substantial; however, distribution-related services provided by such intermediaries are paid by the investment adviser or its affiliates, not by the funds or their shareholders.
Share Price

The funds are open for business each day that the New York Stock Exchange (NYSE) is open. The funds calculate their share price each business day as of the close of the NYSE (generally 4 p.m. Eastern time). If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the funds reserve the right to treat such day as a business day and accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day. Each fund’s share price is its net asset value (NAV) per share which is the fund’s net assets divided by the number of its shares outstanding. Purchase and redemption orders from separate accounts investing in the funds that are received and accepted by a participating insurance company, as the funds’ designee, will be executed at each applicable fund’s next calculated NAV. The funds typically expect to pay sales proceeds to a participating insurance company within two business days following receipt of a shareholder redemption order. However, the funds may take up to seven days to pay sales proceeds to a participating insurance company.
All orders to purchase shares of the funds are subject to acceptance by the fund and are not binding until confirmed or accepted in writing.
In valuing underlying fund investments, excluding ETFs, the funds use the NAVs reported by their underlying funds. The funds’ other portfolio securities, including underlying ETFs, are valued using market quotations or official closing prices if they are readily available. In cases where market quotations are not readily available or the adviser deems them unreliable, the funds’ portfolio securities are valued based on fair values developed following procedures approved by the funds’ Board of Trustees. For information regarding the pricing policies of the underlying ETFs and other open-end investment companies, including the circumstances under which the underlying ETFs and
Schwab VIT Portfolios | Investing in the Funds31

other open-end investment companies will use fair value pricing and the effects of fair value pricing, please refer to the prospectuses of the underlying ETFs and other open-end investment companies. The Board of Trustees has designated the investment adviser as the valuation designee (Valuation Designee) for the fund to perform the fair value determination relating to all fund investments.
Investors should be aware that because foreign markets are often open on weekends and other days when the funds are closed, the value of some of the funds’ securities may change on days when it is not possible to buy or sell shares of the fund.
Additional Policies Affecting Your Investment

Each Fund Reserves Certain Rights, Including the Following:
•
To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

•
To withdraw or suspend any part of the offering made by this prospectus.

Policy Regarding Short-Term or Excessive Trading and Trade Activity Monitoring
The funds are intended for long-term investment and not for short-term or excessive trading (collectively market timing). Market timing may adversely impact the funds’ performance by disrupting the efficient management of the funds and increasing the funds’ transaction costs, causing the funds to maintain higher cash balances, and diluting the value of the funds’ shares.
To discourage market timing, each fund’s Board of Trustees has adopted policies and procedures that are reasonably designed to reduce the risk of market timing by fund shareholders. Each fund seeks to deter market timing through several methods. These methods may include fair value pricing and trade activity monitoring. Fair value pricing is discussed more thoroughly in the subsequent pages of this prospectus and is considered an element of the funds’ policy regarding short term or excessive trading. Trade activity monitoring is risk based and seeks to identify patterns of activity in amounts that might be detrimental to the funds.
The funds and their service providers maintain risk-based surveillance procedures designed to detect market timing in fund shares in amounts that might be detrimental to the fund. Under these procedures, the funds have requested that service providers to the funds monitor transactional activity in amounts and frequency determined by each fund to be significant to the fund and in a pattern of activity that potentially could be detrimental to the fund. Generally, excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder’s account. A roundtrip transaction occurs when a shareholder completes a purchase of shares and then sells the same fund’s shares (including exchanges). If an investor engages in multiple roundtrips in a fund within a 60 day period or the fund, in its sole discretion based on these or other factors, determines that a shareholder has engaged in market timing, it may refuse to process future purchases or exchanges into such fund by that shareholder for a period of 90 days. Subsequent violations within a 12 month period will be evaluated to determine whether a permanent block is appropriate. These procedures may be modified from time to time as appropriate to improve the detection of market timing and to comply with applicable laws. However, because the funds are sold only through variable contracts offered through separate accounts, the detection and deterrence of market timing activities in some instances may be more efficient at the separate account level than at the fund level.
Each fund may also defer to an insurance company’s (or its agent’s) frequent trading policies with respect to those fund investors who invest in the fund through such insurance company. A fund will defer to an insurance company’s policies only after the fund determines that the insurance company’s frequent trading policies are reasonably designed to reduce the risk of market timing. Transactions by fund investors investing through such insurance company will be subject to the restrictions of the insurance company’s frequent trading policies, which may differ from those of the funds. Fund investors should consult with their insurance company to determine the frequent trading restrictions that apply to their fund transactions.
The funds typically receive purchase, redemption and exchange orders from variable contracts through omnibus accounts. Omnibus accounts are accounts that aggregate customer transaction orders. Under these circumstances, it may be difficult or impossible for the fund to identify individual underlying account holder activity. It may not be clear when a person purchases a contract or policy that he or she is a market timer or might engage in excessive trading activity. In addition, certain contracts and policies by their terms may permit a minimum number of transfers per year. Moreover, inappropriate transfers may involve both a fund and a fund managed by a totally separate trust, with the result that the fund may not be best positioned to identify inappropriate transfers. Each fund anticipates that it will work actively with the issuers of contracts and policies to monitor and regulate trading activity. In the event that a fund detects what it believes may constitute inappropriate trading, the fund typically would notify the insurance company issuing the variable contract that is engaging in this trading. At that point, the fund may require the insurance company to provide certain fund investor transaction information to the fund and require the insurance company to restrict the fund investor from future purchases or exchanges in the fund. A fund’s ability to impose restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems’ capabilities, applicable contractual and legal restrictions and cooperation of those intermediaries.
32Schwab VIT Portfolios | Investing in the Funds

Although these methods are designed to discourage market timing, there can be no guarantee that the funds will be able to identify and restrict investors that engage in such activities. In addition, some of these methods are inherently subjective and involve judgment in their application. Each fund and its service providers seek to make these judgments and applications uniformly and in a manner that they believe is consistent with interests of each fund’s long-term shareholders. The funds may amend these policies and procedures without prior notice in response to changing regulatory requirements or to enhance the effectiveness of the program.
The funds reserve the right to restrict, reject or cancel within a reasonable time, without prior notice, any purchase order for any reason.
Fair Value Pricing
The Board of Trustees has approved procedures to fair value the funds’ securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market.
By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of its shares, and help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.
The Valuation Designee makes fair value determinations in good faith in accordance with the fair value procedures approved by the Board of Trustees. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The respective prospectuses for the underlying funds in which the funds invest explain the circumstances in which those funds will use fair value pricing and the effect of fair value pricing.
Methods to Meet Redemptions
Under normal market conditions, each fund expects to meet redemption orders by using holdings of cash/cash equivalents or by the sale of portfolio investments. In unusual or stressed market conditions or as the investment adviser determines appropriate, each fund may borrow through the fund’s bank lines of credit or through the fund’s interfund lending facility to meet redemption requests. Each fund may also utilize its custodian overdraft facility to meet redemptions, if necessary. Each fund also reserves the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the fund’s assets, whichever is less. You may be subject to market risk and you may incur transaction expenses and taxable gains in converting the securities to cash. In addition, a redemption in liquid portfolio securities would be treated as a taxable event for you and may result in the recognition of gain or loss for federal income tax purposes. Please note that this ability to make in-kind redemptions may be affected by agreements made with participating insurance companies.
Large Shareholder Redemptions
Certain accounts or Schwab affiliates may from time to time own (beneficially or of record) or control a significant percentage of a fund’s shares. Redemptions by these shareholders of their holdings in a fund or large redemptions by several shareholders may impact the fund’s liquidity and NAV. These redemptions may also force a fund to sell securities, which may negatively impact the fund’s brokerage costs.
Distributions and Taxes

Each fund will distribute substantially all of its net investment income and capital gains, if any, to the participating insurance companies’ separate accounts each year in June. Distributions are normally reinvested pursuant to elections by the separate accounts.
Each fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). The Code relieves a regulated investment company from certain Federal income tax and excise tax, if the company distributes substantially all of its net investment income and net realized capital gains.
In order to qualify as a regulated investment company, a fund must meet certain income limitation and asset diversification requirements under Section 851 of the Code. A fund must also meet asset diversification requirements under Section 817(h) of the Code and the related regulations issued by the Internal Revenue Service in order to be offered to life insurance company separate accounts supporting variable contracts. Each fund intends to comply with these diversification requirements.
For more information regarding the federal income tax consequences of investing in the funds, see “Federal Tax Information for the Funds” in the SAI. For information concerning the tax consequences of variable contract ownership, variable contract owners should consult the appropriate variable contract prospectus.
Schwab VIT Portfolios | Investing in the Funds33

Additional Information About the Funds’ Composite Indices

The VIT Balanced Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation and calculated using the following portion allocations effective April 28, 2023: 36.3% Bloomberg US Aggregate Bond Index, 9.0% Bloomberg US Treasury 1-3 Year Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 3.7% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 3.3% Dow Jones Equity All REIT Capped Index, 25.9% Dow Jones U.S. Large Cap Total Stock Market Index, 2.8% Dow Jones U.S. Small Cap Total Stock Market Index, 2.0% FTSE All Emerging Index (Net), 11.0% FTSE Developed ex-U.S. Index (Net), 2.0% FTSE Developed Small Cap ex-U.S. Liquid Index (Net). From July 1, 2020 through April 27, 2023 the blended index was derived using the following allocations: 36.3% Bloomberg US Aggregate Bond Index, 9.0% Bloomberg US Treasury 1-3 Year Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 3.7% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 6.0% Dow Jones Equity All REIT Capped Index, 19.0% Dow Jones U.S. Large Cap Total Stock Market Index, 4.0% Dow Jones U.S. Small Cap Total Stock Market Index, 5.0% FTSE All Emerging Index (Net), 11.0% FTSE Developed ex-U.S. Index (Net), 2.0% FTSE Developed Small Cap ex-U.S. Liquid Index (Net). From April 29, 2020 through June 30, 2020 the blended index was derived using the following allocations: 36.3% Bloomberg US Aggregate Bond Index, 9.0% Bloomberg US Treasury 1-3 Year Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 3.7% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 6.0% Dow Jones U.S. Select REIT Index, 19.0% Dow Jones U.S. Large Cap Total Stock Market Index, 4.0% Dow Jones U.S. Small Cap Total Stock Market Index, 5.0% FTSE All Emerging Index (Net), 11.0% FTSE Developed ex-U.S. Index (Net), 2.0% FTSE Developed Small Cap ex-U.S. Liquid Index (Net). From June 8, 2016 through April 28, 2020 the blended index was derived using the following allocations: 2% Bloomberg Global Treasury ex- US Capped Index, 34% Bloomberg US Aggregate Bond Index, 15% Bloomberg US Treasury Bills 1-3 Month Index, 2% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 3% Bloomberg Commodity Index, 6% Dow Jones U.S. Select REIT Index, 15% Dow Jones U.S. Large Cap Total Stock Market Index, 4% Dow Jones U.S. Small Cap Total Stock Market Index, 5% FTSE All Emerging Index (Net), 11% FTSE Developed ex-U.S. Index (Net), 2% FTSE Developed Small Cap ex-U.S. Liquid Index (Net), 1% Russell Microcap® Index. Prior to June 8, 2016, the composite index was derived using the following allocations: 15% Dow Jones U.S. Large Cap Total Stock Market Index, 4% Dow Jones U.S. Small-Cap Total Stock Market Index, 1% Russell Microcap Index, 11% FTSE Developed ex-US Index (Net), 2% FTSE Developed Small Cap ex-US Liquid Index (Net), 5% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 3% Dow Jones UBS Commodity Index, 2% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 12% Bloomberg US Treasury 3-10 Year Index, 2% Bloomberg US Aggregate: Agencies Index, 6% Bloomberg US Credit Index, 13% Bloomberg US Mortgage Backed Securities Index, 2% Bloomberg Global Treasury ex- US Capped Index, 1% Bloomberg High Yield Bond Very Liquid Index, 15% Bloomberg US Treasury Bills 1-3 Month Index.
The VIT Balanced with Growth Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation and calculated using the following portion allocations effective April 28, 2023: 26.1% Bloomberg US Aggregate Bond Index, 3.9% Bloomberg US Treasury 1-3 Year Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 1.0% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 4.6% Dow Jones Equity All REIT Capped Index, 34.0% Dow Jones U.S. Large Cap Total Stock Market Index, 4.2% Dow Jones U.S. Small Cap Total Stock Market Index, 3.2% FTSE All Emerging Index (Net), 16.0% FTSE Developed ex-US Index (Net), 3.0% FTSE Developed Small Cap ex-US Liquid Index (Net). From July 1, 2020 through April 27, 2023 the blended index was derived using the following allocations: 26.1% Bloomberg US Aggregate Bond Index, 3.9% Bloomberg US Treasury 1-3 Year Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 1.0% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 6.0% Dow Jones Equity All REIT Capped Index, 27.0% Dow Jones U.S. Large Cap Total Stock Market Index, 6.0% Dow Jones U.S. Small Cap Total Stock Market Index, 6.0% FTSE All Emerging Index (Net), 17.0% FTSE Developed ex-US Index (Net), 3.0% FTSE Developed Small Cap ex-US Liquid Index (Net). From April 29, 2020 through June 30, 2020 the blended index was derived using the following allocations: 26.1% Bloomberg US Aggregate Bond Index, 3.9% Bloomberg US Treasury 1-3 Year Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 1.0% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 6.0% Dow Jones U.S. Select REIT Index, 27.0% Dow Jones U.S. Large Cap Total Stock Market Index, 6.0% Dow Jones U.S. Small Cap Total Stock Market Index, 6.0% FTSE All Emerging Index (Net), 17.0% FTSE Developed ex-US Index (Net), 3.0% FTSE Developed Small Cap ex-US Liquid Index (Net). From June 8, 2016 through April 28, 2020 the blended index was derived using the following allocations: 1% Bloomberg Global Treasury ex- US Capped Index, 27% Bloomberg US Aggregate Bond Index, 5% Bloomberg US Treasury Bills 1-3 Month Index, 2% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 4% Bloomberg Commodity Index, 6% Dow Jones U.S. Select REIT Index, 22% Dow Jones U.S. Large Cap Total Stock Market Index, 6% Dow Jones U.S. Small Cap Total Stock Market Index, 6% FTSE All Emerging Index (Net), 17% FTSE Developed ex-US Index (Net), 3% FTSE Developed Small Cap ex-US Liquid Index (Net), 1% Russell Microcap Index. Prior to June 8, 2016, the composite index was derived using the following allocations: 22% Dow Jones U.S. Large Cap Total Stock Market Index, 6% Dow Jones U.S. Small-Cap Total Stock Market Index, 1% Russell Microcap Index, 17% FTSE Developed ex-US Index (Net), 3% FTSE Developed Small Cap ex-US Liquid Index (Net), 6% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 4% Dow Jones UBS Commodity Index, 2% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 9% Bloomberg US Treasury 3-10 Year Index, 2% Bloomberg US Aggregate: Agencies Index, 4% Bloomberg US Credit Index, 11% Bloomberg US Mortgage Backed Securities Index, 1% Bloomberg Global Treasury ex- US Capped Index, 1% Bloomberg High Yield Bond Very Liquid Index, 5% Bloomberg US Treasury Bills 1-3 Month Index.
34Schwab VIT Portfolios | Additional Information About the Funds’ Composite Indices

The VIT Growth Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation and calculated using the following portion allocations effective April 28, 2023: 14.0% Bloomberg US Aggregate Bond Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 6.0% Dow Jones Equity All REIT Capped Index, 39.6% Dow Jones U.S. Large Cap Total Stock Market Index, 6.3% Dow Jones U.S. Small Cap Total Stock Market Index, 5.4% FTSE All Emerging Index (Net), 21.0% FTSE Developed ex-US Index (Net), 3.7% FTSE Developed Small Cap ex-US Liquid Index (Net). From July 1, 2020 through April 27, 2023 the blended index was derived using the following allocations: 14.0% Bloomberg US Aggregate Bond Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 6.0% Dow Jones Equity All REIT Capped Index, 35.0% Dow Jones U.S. Large Cap Total Stock Market Index, 7.0% Dow Jones U.S. Small Cap Total Stock Market Index, 8.0% FTSE All Emerging Index (Net), 21.0% FTSE Developed ex-US Index (Net), 5.0% FTSE Developed Small Cap ex-US Liquid Index (Net). From April 29, 2020 through June 30, 2020 the blended index was derived using the following allocations:14.0% Bloomberg US Aggregate Bond Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 6.0% Dow Jones U.S. Select REIT Index, 35.0% Dow Jones U.S. Large Cap Total Stock Market Index, 7.0% Dow Jones U.S. Small Cap Total Stock Market Index, 8.0% FTSE All Emerging Index (Net), 21.0% FTSE Developed ex-US Index (Net), 5.0% FTSE Developed Small Cap ex-US Liquid Index (Net). From June 8, 2016 through April 28, 2020 the blended index was derived using the following allocations: 12% Bloomberg US Aggregate Bond Index, 5% Bloomberg US Treasury Bills 1-3 Month Index, 1% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 4% Bloomberg Commodity Index, 6% Dow Jones U.S. Select REIT Index, 29% Dow Jones U.S. Large Cap Total Stock Market Index, 7% Dow Jones U.S. Small Cap Total Stock Market Index, 8% FTSE All Emerging Index (Net), 21% FTSE Developed ex-US Index (Net), 5% FTSE Developed Small Cap ex-US Liquid Index (Net), 2% Russell Microcap Index. Prior to June 8, 2016, the composite index was derived using the following allocations: 29% Dow Jones U.S. Large Cap Total Stock Market Index, 7% Dow Jones U.S. Small-Cap Total Stock Market Index, 2% Russell Microcap Index, 21% FTSE Developed ex-US Index (Net), 5% FTSE Developed Small Cap ex-US Liquid Index (Net), 8% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 4% Dow Jones UBS Commodity Index, 1% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 5% Bloomberg US Treasury 3-10 Year Index, 2% Bloomberg US Credit Index, 5% Bloomberg US Mortgage Backed Securities Index, 5% Bloomberg US Treasury Bills 1-3 Month Index.
Schwab VIT Portfolios | Additional Information About the Funds’ Composite Indices35

Notes

Prospectus | April 28, 2025
Schwab VIT Portfolios

To Learn More
This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources:
Additional information about the funds’ investments is available in the funds’ annual and semiannual reports to shareholders, which are sent to current investors, and in Form N-CSR. In the funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during its last fiscal year. In Form N-CSR, you will find the funds’ annual and semiannual financial statements.
The Statement of Additional Information (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.
For a free copy of any of these documents, to request other information, or ask questions about the funds, call 1-877-824-5615. In addition, you may visit
www.schwabassetmanagement.com/prospectus for a free copy of these documents.
The SAI, the funds’ annual and semiannual reports, the funds’ holdings and financial statements, and other related materials are available from the EDGAR Database on the SEC’s website (www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov.
SEC File Number
Schwab Annuity Portfolios 811‑8314	REG66974-14

Schwab Funds®
Schwab® S&P 500 Index Portfolio	SWP1Z
STATEMENT OF ADDITIONAL INFORMATION
April 28, 2025
The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the fund’s prospectus dated April 28, 2025 (as amended from time to time).
The fund’s audited financial statements and the report of the independent registered public accounting firm thereon from the fund’s Form N-CSR for the fiscal year ended December 31, 2024, are incorporated by reference into this SAI.
For a free copy of any of these documents, to request other information, or ask questions about the fund, call 1-877-824-5615. For TDD service, call 1-800-345-2550. In addition, you may visit www.schwabassetmanagement.com/prospectus for a free copy of these documents.
The fund is a series of Schwab Annuity Portfolios (the Trust). The fund is part of the Schwab complex of funds (Schwab Funds). Charles Schwab Investment Management, Inc., dba Schwab Asset Management®, is the investment adviser to the fund (investment adviser).
REG97163-07

INVESTMENT OBJECTIVE
The Schwab S&P 500 Index Portfolio seeks to track the total return of the S&P 500® Index.
The fund’s investment objective may be changed only by vote of a majority of its outstanding voting shares. A majority of the outstanding voting shares of the fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of the fund are represented at the meeting or (b) more than 50% of the outstanding voting shares of the fund. There is no guarantee that the fund will achieve its investment objective.
INVESTMENT STRATEGIES
It is the Schwab S&P 500 Index Portfolio’s policy that under normal circumstances it will invest at least 80% of its net assets in securities included in the S&P 500 Index. The fund will notify its shareholders at least 60 days before changing this policy. For purposes of this policy, “net assets” means net assets plus the amount of any borrowings for investment purposes. The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.
The S&P 500 Index is a product of S&P Dow Jones Indices LLC (SPDJI), and has been licensed for use by Charles Schwab Investment Management, Inc. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Charles Schwab Investment Management.
The S&P 500 Index is generally, considered to be representative of the performance of the U.S. stock market. The index consists of approximately 500 stocks chosen for market size, liquidity and industry group representation. It is a market value weighted index (stock price times number of shares outstanding), with each stock’s weight in the index proportionate to its market value. The S&P 500 Index does not contain the 500 largest stocks, as measured by market capitalization. Although many of the stocks in the index are among the largest, it also includes some relatively small companies. Those companies, however, generally are established companies within their industry group. Standard & Poor’s (S&P) identifies important industry groups within the U.S. economy and then allocates a representative sample of stocks within each group to the S&P 500 Index. There are four major industry sectors within the index: industrials, utilities, financials and transportation.
The Schwab S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Schwab S&P 500 Index Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Schwab S&P 500 Index Portfolio particularly, or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to the Schwab S&P 500 Index Portfolio is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the Schwab S&P 500 Index Portfolio. S&P has no obligation to take the needs of the Schwab S&P 500 Index Portfolio or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of Schwab S&P 500 Index Portfolio shares or in the determination or calculation of the equation by which the Schwab S&P 500 Index Portfolio’s shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Schwab S&P 500 Index Portfolio’s shares.
S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein, and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Schwab S&P 500 Index Portfolio, its shareholders or any other person or entity from the use of the S&P 500 Index or any data therein. S&P makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.
INVESTMENTS, SECURITIES AND RISKS
The different types of investments that the fund typically may invest in, the investment techniques it may use and the risks normally associated with these investments are discussed below.
The following investment securities, strategies, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of the fund’s acquisition of such security or asset unless otherwise noted. Thus, any subsequent change in values, net assets or other circumstances does not require the fund to sell an investment if it could not then make the same investment.
From time to time the fund may hold certain securities not otherwise discussed in this SAI as a permissible investment for the fund. For example, the fund may invest in certain types of securities to the extent its index does even if the types of securities have not been identified as part of the fund’s investment strategy. To the extent an investment becomes part of the fund’s investment strategy, the fund will take the necessary steps to identify them as permissible investments. In addition, the fund may receive (i.e., not actively invest) such securities as a result of a corporate action, such as securities dividends, spin-offs or rights issues. In such cases, the fund will not actively add to its position and generally will dispose of the securities as soon as reasonably practicable.
1

Borrowing. The fund may borrow for temporary or emergency purposes; for example, the fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. The fund’s borrowings will be subject to interest costs. Borrowing can also involve leveraging when securities are purchased with the borrowed money. Leveraging creates interest expenses that can exceed the income from the assets purchased with the borrowed money. In addition, leveraging may magnify changes in the net asset value (NAV) of the fund’s shares and in its fund yield. The fund is required to comply with the asset coverage requirements of the Investment Company Act, as amended (the 1940 Act) when it engages in borrowing activities. If assets used to secure a borrowing decrease in value, the fund may be required to pledge additional collateral to avoid liquidation of those assets.
The fund may establish lines-of-credit (lines) with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by the fund within 60 days and is not extended or renewed. The fund may use the lines to meet large or unexpected redemptions that would otherwise force the fund to liquidate securities under circumstances which are unfavorable to the fund’s remaining shareholders. The fund will pay fees to a bank if it uses its lines.
Concentration means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry’s securities. The Schwab S&P 500 Index Portfolio will not concentrate its investments unless the S&P 500 Index is so concentrated.
Credit and Liquidity Supports or Enhancements may be employed by issuers or the fund to reduce the credit risk of its securities. Credit supports include letters of credit, insurance, total return and credit swap agreements and guarantees provided by foreign and domestic financial institutions. Liquidity supports include puts, demand features and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. The investment adviser may rely on its evaluation of the credit and liquidity support provider in determining whether to purchase or hold a security enhanced by such a support. Changes in the credit quality of a support provider could cause losses to the fund.
Cyber Security Risk. As the use of technology, including cloud-based technology, and the frequency of cyber attacks in the market has become more prevalent, the fund is potentially more susceptible to operational and information security risks resulting from breaches in cybersecurity that may lead to financial losses. A breach in cybersecurity refers to both intentional and unintentional events that may, among other things, cause the fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, or otherwise disrupt normal business operations. This in turn could adversely affect the fund and its shareholders by, among other things, interfering with the processing of shareholder transactions; impeding the fund’s ability to calculate its NAV; causing the release or misuse of confidential fund information or private shareholder information (which may violate privacy and other laws, including those related to identity theft). A cyber attack may cause financial losses by impeding trading, causing reputational damage, and subjecting the fund to regulatory penalties, fines, reimbursement or other compensation costs. Additional compliance costs could be associated with corrective measures and/or cybersecurity risk management. Cybersecurity breaches may involve unauthorized access to the fund’s digital information systems (e.g., through “hacking” or malicious software coding), and may come from multiple sources, including from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users) or cyber extortion, including exfiltration of data held for ransom and/or “ransomware” attacks that render systems inoperable until ransom is paid, or insider actions (e.g., intentionally or unintentionally harmful acts of adviser personnel). In addition, cybersecurity breaches involving the fund’s third-party service providers (e.g., the fund’s custodian and transfer agent), trading counterparties or issuers in which the fund invests can also subject the fund to many of the same risks associated with direct cybersecurity breaches or extortion of data. Recently, geopolitical tensions may have increased the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.
Cybersecurity failures or breaches may result in financial losses to the fund and its shareholders. For example, cybersecurity failures or breaches involving trading counterparties or issuers in which the fund invests could adversely impact such counterparties or issuers and cause the fund’s investment to lose value.
Although the investment adviser has business continuity plans and risk management systems designed to reduce the risks associated with cybersecurity, there are inherent limitations in these plans and systems, including the possibility that certain risks have not been identified, in large part because different or unknown threats may emerge in the future. As such, there is no guarantee that such efforts will succeed, especially because the fund does not directly control the cybersecurity systems of issuers in which the fund may invest, trading counterparties or third-party service providers to the fund. Such entities have experienced cyber attacks and other attempts to gain unauthorized access to systems from time to time, and there is no guarantee that efforts to prevent or mitigate the effects of such attacks or other attempts to gain unauthorized access will be successful. There is also a risk that cybersecurity breaches may not be detected. There can be no assurance that the fund will not suffer losses relating to cyber attacks on the fund, their service providers, trading counterparties or the issuers in which the fund invests.
Debt Securities are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically “IOUs,” but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed-, variable- or floating- rate of interest on the amount of money borrowed (the principal) until it is paid back upon maturity.
Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Conversely, when interest rates rise, the prices of debt securities generally fall. Debt securities may also experience price changes when interest rates are anticipated to change. Certain debt securities have call features that allow issuers to redeem their outstanding debts
2

prior to final maturity. Depending on the call feature, an issuer may pre-pay its outstanding debts and issue new ones paying lower interest rates. This is especially true for bonds with sinking fund provisions, which commit the issuer to set aside a certain amount of money to cover timely repayment of principal and typically allow the issuer to annually repurchase certain of its outstanding bonds from the open market or at a pre-set call price. If an issuer redeems the debt securities prior to final maturity, the fund may have to replace these securities with lower yielding securities, which could result in a lower return. This is known as prepayment risk and is more likely to occur in a falling interest rate environment. In a rising interest rate environment, prepayment on outstanding debt securities is less likely to occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest.
A change in a central bank’s monetary policy or economic conditions may lead to a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of debt securities in which the fund invests. Some debt securities, such as bonds with longer durations, are more sensitive to interest rate changes than others and may experience an immediate and considerable reduction in value if interest rates rise. Longer duration securities tend to be more volatile than shorter duration securities. As the values of debt securities in the fund’s portfolio adjust to a rise in interest rates, the fund’s share price may fall. In the event that the fund holds a large portion of its portfolio in longer duration securities when interest rates increase, the share price of the fund may fall significantly.
Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all. This is called credit risk. Corporate debt securities (bonds) tend to have higher credit risk generally than U.S. government debt securities. Debt securities also may be subject to price volatility due to market perception of future interest rates, the creditworthiness of the issuer and general market liquidity (market risk). Investment-grade debt securities are considered medium- and/or high-quality securities, although some still possess varying degrees of speculative characteristics and risks. Debt securities rated below investment-grade are riskier, but may offer higher yields. These securities are sometimes referred to as high yield securities or “junk bonds.” The market for these securities has historically been less liquid and more volatile than for investment-grade securities.
Corporate bonds are debt securities issued by corporations. Although a higher return is expected from corporate bonds, these securities, while subject to the same general risks as U.S. government securities, are subject to greater credit risk than U.S. government securities. Their prices may be affected by the perceived credit quality of their issuer.
Delayed-Delivery Transactions include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, the fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. When the fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.
Depositary Receipts include American Depositary Receipts (ADRs) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), and are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.
Investments in the securities of foreign issuers may subject the fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States. Please see “Foreign Securities” in this section for more detail.
Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.
3

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.
Derivative Instruments are commonly defined to include instruments or contracts whose values depend on (or “derive” from) the value of one or more other assets such as securities, currencies, or commodities. These “other assets” are commonly referred to as “underlying assets.”
A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Options and forward contracts are considered to be the basic “building blocks” of derivatives. For example, forward-based derivatives include forward contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and applying these structures to a wide range of underlying assets.
Risk management strategies include investment techniques designed to facilitate the sale of portfolio securities, manage the average duration of the portfolio or create or alter exposure to certain asset classes, such as equity, other debt or foreign securities.
In addition to the derivative instruments and strategies described in this SAI, the investment adviser expects to discover additional derivative instruments and other investment, hedging or risk management techniques. The investment adviser may utilize these new derivative instruments and techniques to the extent that they are consistent with the fund’s investment objective and permitted by the fund’s investment limitations, operating policies, and applicable regulatory authorities.
A fund’s derivative instruments can create (i) leverage risk, which generally refers to the risk that derivatives transactions can magnify a fund’s gains and losses, (ii) market risk, which generally refers to the risk from potential adverse market movements in relation to a fund’s derivatives positions, or the risk that markets could experience a change in volatility that adversely impacts fund returns and a fund’s obligations and exposures, (iii) counterparty risk, which generally refers to the risk that a counterparty on a derivatives transaction may not be willing or able to perform its obligations under the derivatives contract, and the related risks of having concentrated exposure to such a counterparty, (iv) liquidity risk, which generally refers to the risk involving the liquidity demands that derivatives transactions can create to make payments of margin, collateral, or settlement payments to counterparties, (v) operational risk, which generally refers to the risk related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls, and human error and (vi) legal risk, which generally refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a contract. Certain of these risks are described in more detail as they apply to specific derivative instruments in the following sub-sections of this SAI.
Forward Foreign Currency Exchange Contracts involve the purchase or sale of foreign currency at an established exchange rate, but with payment and delivery at a specified future time. Many foreign securities markets do not settle trades within a time frame that would be considered customary in the U.S. stock market. Therefore, the fund may engage in forward foreign currency exchange contracts in order to secure exchange rates for fund securities purchased or sold, but awaiting settlement. These transactions do not seek to eliminate any fluctuations in the underlying prices of the securities involved. Instead, the transactions simply establish a rate of exchange that can be expected when the fund settles its securities transactions in the future. Forwards involve certain risks. For example, if the counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.
Buying and selling foreign currency exchange contracts involves costs and may result in losses. The ability of the fund to engage in these transactions may be limited by tax considerations. Although these techniques tend to minimize the risk of loss due to declines in the value of the hedged currency, they tend to limit any potential gain that might result from an increase in the value of such currency. Transactions in these contracts involve certain other risks. Unanticipated fluctuations in currency prices may result in a poorer overall performance for the fund than if they had not engaged in any such transactions. Moreover, there may be imperfect correlation between the funds holdings of securities denominated in a particular currency and forward contracts into which the fund enters. Such imperfect correlation may cause the fund to sustain losses, which will prevent it from achieving a complete hedge or expose it to risk of foreign exchange loss. Losses to the fund will affect the performance of the fund.
Forward Contracts are sales contracts between a buyer (holding the “long” position) and the seller (holding the “short” position) for an asset with delivery deferred to a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.
Futures Contracts are securities that represent an agreement between two parties that obligates one party to buy and the other party to sell specific securities at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery at the close of the transaction, the parties usually agree to deliver the final cash settlement price of the contract. The fund may purchase and sell futures contracts based on securities, securities indices, interest rates or any other futures contracts traded on U.S. exchanges or boards of trade that the Commodity Futures Trading Commission (CFTC) licenses and regulates on foreign exchanges. Although positions are usually marked-to-market on a daily basis with an intermediary (executing broker), there remains a credit risk with the futures exchange.
4

The fund must maintain a small portion of its assets in cash to process certain shareholder transactions in and out of the fund and to pay its expenses. In order to reduce the effect this otherwise uninvested cash would have on its performance, the fund may purchase futures contracts. Such transactions allow the fund’s cash balance to produce a return similar to that of the underlying security or index on which the futures contract is based. The fund may enter into futures contracts for these or other reasons.
When buying or selling futures contracts, the fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as “initial margin” and must be in the form of liquid assets, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as “variation margin” may be made daily, if necessary, as the value of the futures contracts fluctuate. This process is known as “marking-to-market.” The initial margin amount will be returned to the fund upon termination of the futures contracts assuming all contractual obligations are satisfied. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage.
While the fund may purchase and sell futures contracts to simulate, among other things, full investment, there are risks associated with these transactions. Adverse market movements could cause the fund to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if the fund had instead transacted in the underlying securities directly. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. Additionally, the fund incurs transaction costs (e.g., brokerage fees) when engaging in futures trading.
When interest rates are rising or securities prices are falling, the fund may seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When interest rates are falling or prices are rising, the fund, through the purchase of futures contracts, may attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.
Futures contracts may require actual delivery or acquisition of an underlying security or cash value of an index on the expiration date of the contract. In most cases, however, the contractual obligation is fulfilled before the date of the contract by buying or selling, as the case may be, identical futures contracts. Such offsetting transactions terminate the original contracts and cancel the obligation to take or make delivery of the underlying securities or cash. There may not always be a liquid secondary market at the time the fund seeks to close out a futures position. If the fund is unable to close out its position and prices move adversely, the fund would have to continue to make daily cash payments to maintain its margin requirements. If the fund had insufficient cash to meet these requirements it may have to sell portfolio securities at a disadvantageous time or incur extra costs by borrowing the cash. Also, the fund may be required to make or take delivery and incur extra transaction costs buying or selling the underlying securities. The fund would seek to reduce the risks associated with futures transactions by buying and selling futures contracts that are traded on national exchanges or for which there appears to be a liquid secondary market.
Options Contracts generally provide the right, but not the obligation, to buy or sell a security, commodity, futures contract or foreign currency in exchange for an agreed upon price. If the right is not exercised after a specified period, the option expires and the option buyer forfeits the money paid to the option seller.
A call option gives the buyer the right to buy a specified number of shares of a security at a fixed price on or before a specified date or dates in the future. For this right, the call option buyer pays the call option seller, commonly called the call option writer, a fee called a premium. Call option buyers are usually anticipating that the price of the underlying security will rise above the price fixed with the call writer, thereby allowing them to profit. If the price of the underlying security does not rise, the call option buyer’s losses are limited to the premium paid to the call option writer. For call option writers, a rise in the price of the underlying security will be offset, in part, by the premium received from the call option buyer. If the call option writer does not own the underlying security, however, the losses that may ensue if the price rises could be potentially unlimited. If the call option writer owns the underlying security or commodity, this is called writing a covered call.
A put option is the opposite of a call option. It gives the buyer the right to sell a specified number of shares of a security at a fixed price on or before a specified date in the future. Put option buyers are usually anticipating a decline in the price of the underlying security, and wish to offset those losses when selling the security at a later date. The purpose of writing such options is to generate additional income for the fund. However, in return for the option premium, the fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities’ market value at the time of purchase. When the fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. If a put provider fails to honor its commitment upon the fund’s attempt to exercise the put, the fund may have to treat the security’s final maturity as its effective maturity. If that occurs, the security’s price may be negatively impacted, and its sensitivity to interest rate changes may be increased, possibly contributing to increased share price volatility for the fund. This also could lengthen the fund’s overall average effective maturity. Standby commitments are types of puts.
The fund may purchase and write put and call options on any securities in which it may invest or any securities index or basket of securities based on securities in which it may invest. In addition, the fund may purchase and sell foreign currency options and foreign currency futures contracts and related options. The fund may purchase and write such options on securities that are listed on domestic or foreign securities exchanges or traded in the over-the-counter market. Like futures contracts, option contracts are rarely exercised. Option buyers usually sell the option before it expires. Option writers may terminate their obligations under a written call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as “closing purchase transactions.” The fund may enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased or written.
5

An exchange-traded currency option position may be closed out only on an options exchange that provides a secondary market for an option of the same series. Although the fund generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option or at any particular time. If the fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.
Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) an exchange may impose restrictions on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or the Options Clearing Corporation (OCC) may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.
Options trading involves additional risks because of the low margin deposits required and the extremely high degree of leverage that options trading may involve. There may be imperfect correlation between the change in market value of the securities held by the fund and the prices of the options, possible lack of a liquid secondary market, and the resulting inability to close such positions prior to their maturity dates.
The fund may write or purchase an option only when the market value of that option, when aggregated with the market value of all other options transactions made on behalf of the fund, does not exceed 5% of its net assets.
Derivatives Regulatory Matters. In October 2020, the SEC adopted a rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies that rescinded and withdrew the guidance of the SEC and its staff regarding asset segregation and cover transactions previously applicable to the fund’s use of such transactions. The rule requires the fund to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to value-at-risk (VaR) leverage limits and derivatives risk management program and reporting requirements. Generally, these requirements apply unless the fund satisfies a “limited derivatives users” exception that is included in the rule. Under the rule, when the fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the fund’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether the fund satisfies the limited derivatives users exception, but for funds subject to the VaR testing requirement, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. The SEC also provided guidance in connection with the rule regarding the use of securities lending collateral that may limit the fund’s securities lending activities. In addition, under the rule, the fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the Delayed-Settlement Securities Provision). The fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, the fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of the fund to use derivatives, and reverse repurchase agreements and similar financing transactions, when-issued, delayed delivery and forward commitment transactions, and unfunded commitment agreements as part of its investment strategies. These requirements may increase the cost of the fund’s investments and cost of doing business, which could adversely affect investors. The investment adviser cannot predict the effects of these regulations on the fund. The investment adviser intends to monitor developments and seeks to manage the fund in a manner consistent with achieving the fund’s investment objectives, but there can be no assurance that it will be successful in doing so.
The CFTC regulates the trading of commodity interests, including certain futures contracts, options, and swaps in which the fund may invest. A fund that invests in commodity interests will generally be subject to certain CFTC regulatory requirements if it is considered a “commodity pool.” A notice of eligibility for exclusion from the definition of the term “commodity pool operator” (CPO) under the Commodity Exchange Act, as amended (CEA) has been filed, by the investment adviser, with respect to the fund’s operation. Therefore, the fund and its investment adviser are not subject to registration or regulation as a CPO under the CEA. If the fund’s investment adviser were no longer able to claim the exclusion, the fund’s investment adviser may be required to register as a CPO and the fund and its investment adviser would be subject to regulation as a CPO under the CEA. If the fund or its investment adviser is subject to CFTC regulation, it may incur additional expenses and/or may choose to make changes to its investment strategies.
6

Diversification involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. The fund is a series of an open-end investment management company. The fund is a diversified mutual fund.
The fund may become “non-diversified,” as defined under the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. A fund that becomes a non-diversified mutual fund means that a relatively high percentage of assets of the fund may be invested in the obligations of a limited number of issuers. The value of shares of the fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be.
The fund also must comply with certain IRS regulations that impose asset diversification requirements. See “Taxation” for more information.
Emerging or Developing Markets exist in countries that are considered to be in the initial stages of industrialization. The risks of investing in these markets are similar to the risks of international investing in general, although the risks are greater in emerging and developing markets. Countries with emerging or developing securities markets tend to have economic structures that are less stable than countries with developed securities markets. This is because their economies may be based on only a few industries and their securities markets may trade a small number of securities. Prices on these exchanges tend to be volatile, and securities in these countries historically have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. There are no strict definitions of what is emerging or developing versus what is considered developed and certain countries are considered emerging or developing in some indices yet developed in others.
The fund’s investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging market country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by the imposition of sanctions, trade barriers, confiscations, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. Countries with emerging or developing securities markets may additionally experience problems with share registration, settlement and custody, which may result in losses to the fund.
In addition to the risks of investing in emerging market country debt securities, the fund’s investment in government or government-related securities of emerging market countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. The fund may have limited recourse in the event of default on such debt instruments.
Investing in China involves certain additional risks and considerations not typically associated with investing in other more established economies or securities markets. China based companies that incorporate in the People’s Republic of China (PRC) can issue different classes of shares depending on where they are listed and which investors are allowed to own them. These are referred to as Class A Shares, Class B shares, and Class H shares, which are all renminbi-denominated shares that trade in different currencies depending on what stock exchange they are listed on. Class H Shares trade on the Hong Kong Stock Exchange, are quoted and traded in Hong Kong dollars, and have no restrictions on who can trade them. Class B Shares trade on either the Shanghai or Shenzhen stock exchanges and can only be traded by non-residents of the PRC or residents with appropriate foreign currency dealing accounts. They trade in U.S. dollars on the Shanghai exchange and in Hong Kong dollars on the Shenzhen exchange. Class A Shares trade on either the Shanghai or Shenzhen exchanges and are quoted in renminbi. Class A Shares may only be traded by residents of the PRC, or under the Qualified Foreign Institutional Investor (QFII) rules, or through the Stock Connect programs (Shanghai-Hong Kong or Shenzhen-Hong Kong). Finally, China based companies that are controlled by PRC residents or PRC state entities and have a majority of their revenue or assets in the PRC may incorporate outside the PRC and trade on an exchange outside the PRC in the currency of the exchange. These are referred to as “Red Chip” (Hong Kong), “P Chip” (Hong Kong), “S Chip” (Singapore), or “N Shares” (United States). The multiplicity of share classes and various restrictions on ownership, in addition to the ability of Chinese regulatory authorities and Chinese issuers to suspend trading and their willingness to exercise this option in response to market volatility and other events, can significantly impact liquidity and volatility of the Chinese market and the markets for Chinese securities. In addition, to the extent that a fund invests in China A Shares, there may be legal restrictions imposed by the PRC on the repatriation of assets or proceeds from the sale of China A Shares. Further, there are quotas on the amount China A Shares available either to QFIIs or through the Stock Connect programs. These quotas are applicable to the entire market, not to a specific fund, but they impact the ability of a fund to implement its investment strategy.
There is the potential of increased tariffs and restrictions on trade between the United States and the PRC. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on PRC companies and a commensurately negative impact on a fund. In addition, the U.S. and other nations and international organizations may impose economic sanctions or take other actions that may adversely affect issuers located in certain countries, including China. See “Market Disruptions Risk” and “Foreign Securities” risk.
Equity Securities represent ownership interests in a company, and are commonly called “stocks.” Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company’s financial condition, market conditions and political, economic or even company-specific news. When a stock’s price declines, its market value is lowered even though the intrinsic
7

value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.
Types of equity securities include common stocks, preferred stocks, convertible securities, rights and warrants, depositary receipts, ADRs, EDRs, interests in real estate investment trusts and business development companies. For more information on real estate investment trusts (REITs), see the section titled “Real Estate Investment Trusts”, for more information on depositary receipts, see the section titled “Depositary Receipts,” and for more information on business development companies, see the section titled “Business Development Companies”).
Common Stocks, which are probably the most recognized type of equity security, represent an equity or ownership interest in an issuer and usually entitle the owner to voting rights in the election of the corporation’s directors and any other matters submitted to the corporation’s shareholders for voting, as well as to receive dividends on such stock. The market value of common stock can fluctuate widely, as it reflects increases and decreases in an issuer’s earnings. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners, other debt holders and owners of preferred stock take precedence over the claims of common stock owners. Common stocks are typically categorized by their market capitalization as large-, mid- or small-cap.
Small-Cap Stocks include common stocks issued by operating companies with market capitalizations that place them at the lower end of the stock market, as well as the stocks of companies that are determined to be small based on several factors, including the capitalization of the company and the amount of revenues. Historically, small-cap company stocks have been riskier than stocks issued by large- or mid-cap companies for a variety of reasons. Small-cap companies may have less certain growth prospects and are typically less diversified and less able to withstand changing economic conditions than larger capitalized companies. Small-cap companies also may have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small-cap company stocks pay low or no dividends.
These factors and others may cause sharp changes in the value of a small-cap company’s stock, and even cause some small-cap companies to fail. Additionally, small-cap stocks may not be as broadly traded as large- or mid-cap stocks and the fund’s position in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the fund to dispose of securities of these small-cap companies at prevailing market prices in order to meet redemptions. This lower degree of liquidity can adversely affect the value of these securities. For these reasons and others, the value of the fund’s investments in small-cap stocks is expected to be more volatile than other types of investments, including other types of stock investments. While small-cap stocks are generally considered to offer greater growth opportunities for investors, they involve greater risks and the share price of the fund that invests in small-cap stocks may change sharply during the short term and long term.
Preferred Stocks represent an equity or ownership interest in an issuer but do not ordinarily carry voting rights, though they may carry limited voting rights. Preferred stocks normally have preference over the corporation’s assets and earnings, however. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks normally pay dividends at a specified rate. However, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over the claims of preferred and common stock owners. Certain classes of preferred stock are convertible into shares of common stock of the issuer. By holding convertible preferred stock, the fund can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock. Preferred stock is subject to many of the same risks as common stock and debt securities.
Convertible Securities are typically preferred stocks or bonds that are exchangeable for a specific number of another form of security (usually the issuer’s common stock) at a specified price or ratio. A convertible security generally entitles the holder to receive interest paid or accrued on bonds or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. A corporation may issue a convertible security that is subject to redemption after a specified date, and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. The convertible structure allows the holder of the convertible bond to participate in share price movements in the company’s common stock. The actual return on a convertible bond may exceed its stated yield if the company’s common stock appreciates in value and the option to convert to common stocks becomes more valuable.
Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the conversion feature. Convertible securities are also rated below investment grade (high yield) or are not rated, and are subject to credit risk.
Prior to conversion, convertible securities have characteristics and risks similar to nonconvertible debt and equity securities. In addition, convertible securities are often concentrated in economic sectors, which, like the stock market in general, may experience unpredictable declines in value, as well as periods of poor performance, which may last for several years. There may be a small trading market for a particular convertible security at any given time, which may adversely impact market price and the fund’s ability to liquidate a particular security or respond to an economic event, including deterioration of an issuer’s creditworthiness.
Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a conversion feature similar to convertible bonds, but do not have a maturity date. Due to their fixed-income features, convertible securities provide higher income potential than
8

the issuer’s common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of a company’s liquidation, bondholders have claims on company assets senior to those of shareholders; preferred shareholders have claims senior to those of common shareholders.
Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks declines, the price of the issuer’s convertible securities will tend not to fall as much because the convertible security’s income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because its conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed-income component.
Rights and Warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and the fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Initial Public Offering (IPO). The fund may purchase shares issued as part of, or a short period after, a company’s initial public offering (IPOs), and may at times dispose of those shares shortly after their acquisition. The purchase of shares issued in IPOs exposes the fund to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.
Master Limited Partnerships (MLPs) are limited partnerships in which the common units are publicly traded. MLP common units are freely traded on a securities exchange or in the over-the-counter market and are generally registered with the SEC. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. MLPs generally have two classes of owners, the general partner and limited partners. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role, if any, in the partnership’s operations and management.
MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (minimum quarterly distributions). Common and general partner interests also accrue arrearages in distributions to the extent the minimum quarterly distribution is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the minimum quarterly distribution; however, subordinated units do not accrue arrearages. Distributable cash in excess of the minimum quarterly distribution paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions are intended to encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results are intended to benefit all security holders of the MLP, however, such incentive distribution payments give rise to potential conflicts of interest between the common unit holders and the general partner.
MLP common units represent a limited partnership interest in the MLP. Common units are listed and traded on U.S. securities exchanges or over-the-counter, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP. The fund may purchase common units in market transactions as well as directly from the MLP or other parties in private placements. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common units along with general partner units have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.
MLP subordinated units are typically issued by MLPs to their original sponsors, such as their founders, corporate general partners of MLPs, entities that sell assets to the MLP, and investors. Subordinated units may be purchased directly from these persons as well as newly-issued subordinated units from MLPs themselves. Subordinated units have similar voting rights as common units and are generally not publicly traded. Once the minimum quarterly distribution on the common units, including any arrearages, has been paid, subordinated units receive
9

cash distributions up to the minimum quarterly distribution prior to any incentive payments to the MLP’s general partner. Unlike common units, subordinated units do not have arrearage rights. In the event of liquidation, common units and general partner interests have priority over subordinated units. Subordinated units are typically converted into common units on a one-to-one basis after certain time periods and/or performance targets have been satisfied. The purchase or sale price of subordinated units is generally tied to the common unit price less a discount. The size of the discount varies depending on the likelihood of conversion, the length of time remaining to conversion, the size of the block purchased relative to trading volumes, and other factors, including smaller capitalization partnerships or companies potentially having limited product lines, markets or financial resources, lacking management depth or experience, and being more vulnerable to adverse general market or economic development than larger more established companies.
General partner interests of MLPs are typically retained by an MLP’s original sponsors, such as its founders, corporate partners, entities that sell assets to the MLP and investors. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder’s investment in the general partner interest. General partner interests often confer direct board participation rights and in many cases, operating control, over the MLP. These interests themselves are not publicly traded, although they may be owned by publicly traded entities. General partner interests receive cash distributions, typically 2% of the MLP’s aggregate cash distributions, which are contractually defined in the partnership agreement. In addition, holders of general partner interests typically hold incentive distribution rights, which provide them with a larger share of the aggregate MLP cash distributions as the distributions to limited partner unit holders are increased to prescribed levels. General partner interests generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.
Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.
Certain MLPs are dependent on their parent companies or sponsors for a majority of their revenues. Any failure by an MLP’s parents or sponsors to satisfy their payments or obligations would impact the MLP’s revenues and cash flows and ability to make distributions.
Real Estate Investment Trusts (REITs) are pooled investment vehicles, which invest primarily in income producing real estate or real estate related loans or interests and, in some cases, manage real estate. REITs are sometimes referred to as equity REITs, mortgage REITs or hybrid REITs. An equity REIT invests primarily in properties and generates income from rental and lease properties and, in some cases, from the management of real estate. Equity REITs also offer the potential for growth as a result of property appreciation and from the sale of appreciated property. Mortgage REITs invest primarily in real estate mortgages, which may secure construction, development or long-term loans, and derive income for the collection of interest payments. Hybrid REITs may combine the features of equity REITs and mortgage REITs. REITs are generally organized as corporations or business trusts, but are not taxed as a corporation if they meet certain requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (Internal Revenue Code). To qualify, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including other REITs), cash and government securities, distribute at least 90% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property.
Like any investment in real estate, a REIT’s performance depends on many factors, such as its ability to find tenants for its properties, to renew leases, and to finance property purchases and renovations. In general, REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent a REIT concentrates its investment in certain regions or property types. For example, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants’ failure to pay rent, or incompetent management. Property values could decrease because of overbuilding, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Ultimately, a REIT’s performance depends on the types of properties it owns and how well the REIT manages its properties. Additionally, declines in the market value of a REIT may reflect not only depressed real estate prices, but may also reflect the degree of leverage utilized by the REIT.
In general, during periods of rising interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Higher interest rates also mean that financing for property purchases and improvements is more costly and difficult to obtain. During periods of declining interest rates, certain mortgage REITs may hold mortgages that mortgagors elect to prepay, which can reduce the yield on securities issued by mortgage REITs. Mortgage REITs may be affected by the ability of borrowers to repay debts to the REIT when due and equity REITs may be affected by the ability of tenants to pay rent.
Like small-cap stocks in general, certain REITs have relatively small market capitalizations and their securities can be more volatile than — and at times will perform differently from — large-cap stocks. In addition, because small-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuations than the stocks of larger companies. Further, REITs are dependent upon specialized management skills, have limited diversification, and are therefore subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the fund, a shareholder will bear indirectly a proportionate share of the REIT’s expenses in addition to their proportionate share of the fund’s expenses. Finally, REITs could possibly fail to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemptions from registration under the 1940 Act and CFTC regulations.
Business Development Companies (BDCs) are closed-end investment companies that have elected to be BDCs under the 1940 Act and are taxed as regulated investment companies (RICs) under the Internal Revenue Code. BDCs operate as venture capital companies and typically invest in, lend capital to, and provide significant managerial assistance to developing private companies or thinly-traded public companies. Under
10

the 1940 Act, BDCs are required to invest at least 70% of their total assets primarily in securities of privately-held U.S. companies or thinly-traded U.S. public companies, cash, cash equivalents, U.S. government securities and high-quality debt investments that mature in one year or less. In addition, a BDC may only incur indebtedness in amounts such that the BDC’s coverage ratio of total assets to total senior securities equals 150% or 200%, as applicable.
BDCs generally invest in debt securities that are not rated by a credit rating agency and are considered below investment grade quality (junk bonds). Little public information generally exists for the type of companies in which a BDC may invest and, therefore, there is a risk that investors may not be able to make a fully informed evaluation of the BDC and its portfolio of investments. In addition, investments made by BDCs are typically illiquid and are difficult to value for purposes of determining a BDC’s NAV (for more information on BDCs, see the section titled “Securities of Other Investment Companies”).
Exchange-Traded Funds (ETFs) are investment companies that typically are registered under the 1940 Act as open-end funds or unit investment trusts (UITs). ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. Shares of an ETF may be bought and sold throughout the day at market prices, which may be higher or lower than the shares’ NAV. Market prices of ETF shares will fluctuate, sometimes rapidly and materially, in response to various factors including changes in the ETF’s NAV, the value of ETF holdings, and supply of and demand for ETF shares. Although the creation/redemption feature of ETFs generally makes it more likely that ETF shares will trade close to their NAV, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as Authorized Participants or market makers) and any disruptions in the ordinary functioning of the creation/redemption process may result in ETF shares trading significantly above (at a “premium”) or below (at a “discount”) their NAV. An ETF’s investment results are based on the ETF’s daily NAV. Investors transacting in ETF shares in the secondary market, where market prices may differ from NAV, may experience investment results that differ from results based on the ETF’s daily NAV. An “index-based ETF” seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As with any exchange listed security, ETF shares purchased in the secondary market are subject to customary brokerage charges.
High-Yield Securities, also called lower quality bonds (junk bonds), are frequently issued by companies without long track records of sales and earnings, or by those of questionable credit strength, and are more speculative and volatile (though typically higher yielding) than investment grade bonds. Adverse economic developments could disrupt the market for high-yield securities, and severely affect the ability of issuers, especially highly-leveraged issuers, to service their debt obligations or to repay their obligations upon maturity.
Also, the secondary market for high-yield securities at times may not be as liquid as the secondary market for higher-quality debt securities. As a result, the investment adviser could find it difficult to sell these securities or experience difficulty in valuing certain high-yield securities at certain times. Prices realized upon the sale of such lower rated securities, under these circumstances, may be less than the prices at which the fund purchased them.
Thus, high-yield securities are more likely to react to developments affecting interest rates and market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. When economic conditions appear to be deteriorating, medium- to lower-quality debt securities may decline in value more than higher-quality debt securities due to heightened concern over credit quality, regardless of prevailing interest rates. Prices for high-yield securities also could be affected by legislative and regulatory developments. These laws could adversely affect the fund’s NAV and investment practices, the secondary market value for high-yield securities, the financial condition of issuers of these securities and the value of outstanding high-yield securities.
Inflation/Deflation Risk. The fund may be subject to inflation and deflation risk. Inflation risk is the risk that the present value of assets or income from the fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the fund’s assets can decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the fund’s assets.
Inflation-Protected Securities are fixed-income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Other issuers pay out the Consumer Price Index (CPI) accruals as part of a semiannual coupon.
Inflation-protected securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semiannual basis equal to a fixed percentage of the inflation adjusted principal amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-protected bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury in the case of U.S. Treasury inflation-protected bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The fund may also invest in other inflation-protected bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond to be repaid at maturity may be less than the original principal amount and, therefore, is subject to credit risk.
11

The value of inflation-protected bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the expected rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-protected bonds is tied to the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers (CPI-U), published monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by the IRS to be taxable income in the year it occurs. The fund’s distributions to shareholders may include interest income and the income attributable to principal adjustments, both of which will be taxable to shareholders. The tax treatment of the income attributable to principal adjustments may result in the situation where the fund needs to make its required annual distributions to shareholders in amounts that exceed the cash received. As a result, the fund may need to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.
Foreign Securities. Investments in foreign securities involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks and corporations or because they are traded principally overseas. The fund’s investments in foreign securities may include securities of issuers domiciled in a foreign jurisdiction but which are listed on a U.S. exchange and included in the fund’s index, as well as securities generally available in foreign markets. Foreign securities in which the fund may invest include those issued by foreign entities that may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, a compromise in public health and safety, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, currency blockage, the imposition of sanctions and other similar measures, change of government or war could affect the value of foreign investments. Additionally, a country could experience a public health threat, such as an infectious illness which could reduce consumer demand or economic output and/or result in market closures, travel restrictions or quarantines, all of which could affect the value of that country’s securities and impact global markets. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the fund will endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. Bankruptcy laws in some foreign countries are sometimes biased to the borrowers and against the creditors. These factors and others may increase the risks with respect to the liquidity of the fund, and its ability to meet a large number of shareholder redemption requests.
In addition, the fund investments in foreign securities may be subject to economic sanctions or other government restrictions. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is difficult to ascertain. These types of measures may include, but are not limited to, banning a sanctioned country or certain persons or entities associated with such country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities or persons. The imposition of sanctions and other similar measures could, among other things, result in a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country’s securities or those of companies located in or economically tied to the sanctioned country, currency devaluation or volatility, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could directly or indirectly limit or prevent a fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and adversely impact a fund’s liquidity and performance. Unilateral actions by a foreign government may also impact the fund’s ability to operate in full conformity with required U.S. regulations. As a result, such restrictions may limit the fund ability to meet a large number of shareholder redemption requests.
12

Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Losses to the fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for the fund.
Investments in the securities of foreign issuers may be made and held in foreign currencies. In addition, the fund may hold cash in foreign currencies. These investments may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may cause the fund to incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the fund.
During the 2008 – 2009 global financial crisis, financial markets in Europe experienced significant volatility due, in part, to concerns about rising levels of government debt and the prevalence of increased budget deficits. As a result, many economies in the region suffered through prolonged economic downturns. Due to the economic integration of the region, another economic downturn in one European country may have a negative impact on the economies of other European countries. As a fund may hold investments in issuers that are located in Europe or that depend on revenues generated from operations in Europe, any material negative developments in Europe could have a negative impact on the value and liquidity of these investments, which could harm the fund’s performance.
Foreign Institutions  involve additional risks. The fund may invest in U.S. dollar-denominated securities issued by foreign institutions or securities that are subject to credit or liquidity enhancements provided by foreign institutions. Foreign institutions may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements that are comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments could have effects on the value of securities issued or supported by foreign institutions. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of these securities. In addition, there may be difficulties in obtaining or enforcing judgments against foreign institutions that issue or support securities in which the fund may invest. These factors and others may increase the risks with respect to the liquidity of the fund, and its ability to meet a large number of shareholder redemption requests.
Hybrid Instruments are a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a benchmark). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.
Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of the fund. The fund will not invest more than 5% of its total assets in hybrid instruments.
Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The fund will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.
Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.
Illiquid Securities or Investments means any investment that the fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity of the fund’s investments is monitored under the supervision and direction of the Board and is governed by the 1940 Act and rules promulgated thereunder, which provide that a fund may not acquire any illiquid investments if, immediately after the acquisition, the fund
13

would have invested more than 15% of the fund’s net assets in illiquid investments. Investments currently not considered liquid include, among others, repurchase agreements not maturing within seven days that are not subject to a demand feature of seven days or less and certain restricted securities. Any investment may become illiquid at times of market dislocation.
Indexing Strategies involve tracking the securities represented in, and therefore the performance of, an index. The fund normally will invest primarily in the securities of its index. Moreover, the fund seeks to invest so that its portfolio performs similarly to that of its index. Correlation for the fund is calculated using daily returns, according to a mathematical formula which measures correlation between the fund’s portfolio and index returns. The fund may rebalance its holdings in order to track its index more closely. A perfect correlation of 1.0 is unlikely as the fund incurs operating and trading expenses unlike its index.
There can be no guarantee that the performance of the fund will achieve a high degree of correlation with that of its index. A number of factors may affect the fund’s ability to achieve a high correlation with its index, including the degree to which the fund utilizes a sampling technique. The correlation between the performance of the fund and its index may also diverge due to transaction costs, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the index.
Interfund Borrowing and Lending. The SEC has granted an exemption to the Schwab Funds that permits the fund to borrow money from and/or lend money to other funds in the Fund Complex as defined under “Management of the Funds.” All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board.
Large Transaction Risk. Certain accounts or Schwab affiliates may from time to time own (beneficially or of record) or control a significant percentage of the fund’s shares. Redemptions by these shareholders of their holdings in the fund or large redemptions by several shareholders resulting from events affecting investor demand may impact the fund’s liquidity and NAV. These redemptions may also force the fund to sell securities when it would not otherwise do so, which could result in a loss to the fund, negative impact to the fund’s brokerage costs, acceleration of the realization of taxable income if sales of securities result in capital gains or other income (which particularly would impact shareholders who do not hold their fund shares in an IRA, 401(k) plan or other tax-advantaged investment plan), or higher portfolio turnover. Investors should consider whether the fund is an appropriate investment in light of their current financial position and goals.
Market Disruptions Risk. The fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, tariffs, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, epidemics and pandemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the fund to lose value. These events can also impair the technology and other operational systems upon which the fund’s service providers, including Schwab Asset Management as the fund’s investment adviser, rely, and could otherwise disrupt the fund’s service providers’ ability to fulfill their obligations to the fund.
A widespread health crisis, such as an infectious disease outbreak, epidemic or pandemic, could cause substantial market volatility, securities exchange suspensions, restrictions or closures, and other deleterious effects, any of which could disrupt fund operations and adversely affect fund performance. For example, the outbreak of COVID-19, a novel coronavirus disease, caused volatility, severe market dislocations and liquidity constraints in many markets, including those in which the fund invests. Efforts to contain the spread of infectious disease could result in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that could have negative economic effects. Such disruptions could lead to instability in the market place, including losses and overall volatility. Future health crises could adversely affect economies, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways.
War, terrorism and related responses and events could cause substantial market volatility, disrupt fund operations and adversely affect fund performance. For example, Russia’s military invasion of Ukraine in February 2022, responses by the United States and other countries to the invasion and the potential for wider conflict have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals that, among other restrictions, prohibit companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. Additionally, armed conflict between Israel and Hamas and other militant groups in the Middle East and related events could cause significant market disruptions and volatility. These events and other similar events could negatively affect the fund’s performance.
U.S. and global markets have experienced increased volatility in past years, including as a result of the failures of certain U.S. and non-U.S. banks, which could be harmful to the fund and issuers in which it invests. For example, if a bank in which the fund or an issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer fails, the issuer could be
14

unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by issuers in which the fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the fund and issuers in which it invests.
International trade tensions may arise from time to time which could result in trade tariffs, embargos or other restrictions or limitations on trade. The imposition of any actions on trade could trigger a significant reduction in international trade, an oversupply of certain manufactured goods, substantial price reductions of goods, possible failure of individual companies or industries, slower economic growth or recession, inflation, increased unemployment or market volatility, any of which could have a negative impact on the fund’s performance. Recently the United States has increased tariffs or threatened to increase tariffs on imports from certain countries and on certain imported goods. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to retaliatory actions by other countries and an escalation of trade barriers, and could heighten the aforementioned risks to the fund.
The foregoing could lead to a significant economic downturn or recession, increased market volatility, market closures, changes in interest rates, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the fund. In certain cases, an exchange or market may close or issue trading halts on specific securities or even the entire market, which may result in the fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments.
To satisfy any shareholder redemption requests during periods of extreme volatility, it is more likely the fund may be required to dispose of portfolio investments at inopportune times or prices.
Money Market Securities are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker’s acceptances, notes and time deposits. Certificates of deposit and time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. Banker’s acceptances are credit instruments evidencing a bank’s obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs.
Money market securities pay fixed-, variable- or floating-rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or sold separately; these puts, which are sometimes called demand features or guarantees, are agreements that allow the buyer to sell a security at a specified price and time to the seller or “put provider.” When the fund buys a put, losses could occur as a result of the costs of the put or if it exercises its rights under the put and the put provider does not perform as agreed. Standby commitments are types of puts.
The fund may keep a portion of its assets in cash for business operations. The fund may invest in money market securities to reduce the effect this otherwise uninvested cash would have on its performance. The fund may also invest in money market securities to the extent it is consistent with its investment objective.
Banker’s Acceptances or Notes are credit instruments evidencing a bank’s obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. The fund will invest only in banker’s acceptances of banks that have capital, surplus and undivided profits in the aggregate in excess of $100 million.
Certificates of Deposit or Time Deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. The fund will invest only in certificates of deposit of banks that have capital, surplus and undivided profits in the aggregate, in excess of $100 million.
Commercial Paper consists of short term, promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.
Fixed Time Deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties, which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. The fund will not invest in fixed time deposits that (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.
15

Promissory Notes are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.
Repurchase Agreements are instruments under which a buyer acquires ownership of certain securities (usually U.S. government securities) from a seller who agrees to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the buyer’s holding period. Any repurchase agreements the fund enters into will involve the fund as the buyer and banks or broker-dealers as sellers. The period of repurchase agreements is usually short-from overnight to one week, although the securities collateralizing a repurchase agreement may have longer maturity dates. Default by the seller might cause the fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The fund also may incur disposition costs in liquidating the collateral. In the event of a bankruptcy or other default of a repurchase agreement’s seller, the fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. Certain repurchase agreements the fund may enter into may or may not be subject to an automatic stay in bankruptcy proceedings. The fund will make payment under a repurchase agreement only upon physical delivery or evidence of book entry transfer of the collateral to the account of its custodian bank.
Non-Publicly Traded Securities and Private Placements.  The fund may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Such unlisted securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, the fund may be required to bear the expenses of registration.
Restricted Securities are securities that are subject to legal restrictions on their sale. Difficulty in selling restricted securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. To the extent the fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund’s portfolio may be increased if such securities become illiquid.
Securities Lending of portfolio securities is a common practice in the securities industry. The fund may engage in security lending arrangements. When the fund is lending its portfolio securities, the fund may receive cash collateral, and it may invest it in short term, interest-bearing obligations, including cash collateral funds, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to the loaned securities may pass with the lending of the securities and efforts to recall such securities promptly may be unsuccessful, especially for foreign securities. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent. The fund will also bear the risk of any decline in value of securities acquired with cash collateral.
The fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other permitted instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned; (3) the fund will receive payments in lieu of any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan (at market value computed at the time of the loan).
Although voting rights with respect to loaned securities pass to the borrower, the lender retains the right to recall a security (or terminate a loan) for the purpose of exercising the security’s voting rights. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to the fund, it is expected that the fund will do so only where the items being voted upon, in the judgment of the investment adviser, either are material to the economic value of the security or threaten to materially impact the issuer’s corporate governance policies or structure.
To the extent the fund participates in securities lending under the current securities lending agreements with unaffiliated lending agents, costs and expenses, including agent fees, associated with securities lending activities under the securities lending program paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of the lending revenue is paid to or retained by Schwab Asset Management or any affiliate of Schwab Asset Management.
16

Securities of Other Investment Companies. Investment companies generally offer investors the advantages of diversification and professional investment management, by combining shareholders’ money and investing it in securities such as stocks, bonds and money market instruments. Investment companies include: (1) open-end funds (commonly called mutual funds) that issue and redeem their shares on a continuous basis; (2) business development companies that generally invest in, and provide services to, privately-held companies or thinly-traded public companies (see the sub-section titled “Business Development Companies” for more information); (3) closed-end funds that offer a fixed number of shares, and are usually listed on an exchange; (4) unit investment trusts that generally offer a fixed number of redeemable shares; and (5) money market funds that typically seek current income by investing in money market securities (see the sections titled “Money Market Funds” and “Money Market Securities” for more information). Certain open-end funds, closed-end funds and unit investment trusts are traded on exchanges. (See the section titled “Exchange-Traded Funds” for more information.)
To the extent a fund invests, or has invested, in shares of other investment companies, including BDCs, during its prior fiscal year, the fund, pursuant to SEC rules, must disclose any material fees and expenses indirectly incurred by the fund as a result of such investments. These indirect fees and expenses, to the extent incurred, will appear in the fee table of the fund’s prospectus as a separate line item captioned “Acquired fund fees and expenses.” Unlike securities of other investment companies, BDCs may be included in various indices by index providers. As a result, particularly to the extent a fund seeks to track the total return of its index by replicating the index (rather than employing sampling techniques), a fund may hold securities of BDCs and may be required to disclose acquired fund fees and expenses.
Investment companies may make investments and use techniques designed to enhance their performance. These may include delayed-delivery and when-issued securities transactions; swap agreements; buying and selling futures contracts, illiquid, and/or restricted securities and repurchase agreements; and borrowing or lending money and/or portfolio securities. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Also, investment companies charge fees and incur expenses.
The fund may buy securities of other investment companies, including those of foreign issuers, in compliance with the requirements of federal law or any SEC exemptive order. The fund may invest in investment companies that are not registered with the SEC or in privately placed securities of investment companies (which may or may not be registered), such as hedge funds and offshore funds. Unregistered funds are largely exempt from the regulatory requirements that apply to registered investment companies. As a result, unregistered funds may have a greater ability to make investments, or use investment techniques, that offer a higher potential investment return (for example, leveraging), but which may carry high risk. Unregistered funds, while not regulated by the SEC like registered funds, may be indirectly supervised by the financial institutions (e.g., commercial and investment banks) that may provide them with loans or other sources of capital. Investments in unregistered funds may be difficult to sell, which could cause the fund selling an interest in an unregistered fund to lose money. For example, many hedge funds require their investors to hold their investments for at least one year.
Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which the fund may invest in another investment company may be limited. Except as described below, the 1940 Act currently requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a fund’s total assets will be invested in the securities of any one acquired investment company (acquired fund), (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of acquired funds as a group and (iii) not more than 3% of the outstanding voting stock of any one acquired fund will be owned by a fund.
The limitations described above do not apply to investments in money market funds subject to certain conditions. The fund may invest in affiliated and unaffiliated money market funds without limit under Rule 12d1-1 under the 1940 Act subject to the fund’s investment policies and restrictions and the conditions of the Rule.
Rule 12d1-4 allows a fund to acquire shares of an acquired fund in excess of the limitations currently imposed by the 1940 Act. Fund of funds arrangements relying on Rule 12d1-4 will be subject to several conditions, certain of which are specific to a fund’s position in the arrangement (i.e., as an acquiring or acquired fund). Notable conditions include those relating to: (i) control and voting that prohibit an acquiring fund, its investment adviser (or a subadviser) and their respective affiliates from beneficially owning more than 25% of the outstanding voting securities of an unaffiliated acquired fund; (ii) certain required findings relating to complexity, fees and undue influence (among other things); (iii) fund of funds investment agreements; and (iv) general limitations on an acquired fund’s investments in other investment companies and private funds to no more than 10% of the acquired fund’s assets, except in certain circumstances. To the extent the fund is an acquired fund, the limitations placed on acquired funds under Rule 12d1-4 may impact the investments made by the fund.
Short Sales may be used by the fund as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. The fund may engage in short sales that are either “against the box” or “uncovered.” A short sale is “against the box” if at all times during which the short position is open, the fund owns at least an equal amount of the securities or securities convertible into, or has the right to acquire, at no added cost, the securities of the same issuer as the securities that are sold short. A short sale against the box is a taxable transaction to the fund with respect to the securities that are sold short. “Uncovered” short sales are transactions under which the fund sells a security it does not own. To complete such a transaction, the fund may borrow the security through a broker to make delivery to the buyer and, in doing so, the fund becomes obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The fund also may have to pay a fee to borrow particular securities, which would increase the cost of the security. In addition, the fund is often obligated to pay any accrued interest and dividends on the securities until they are replaced. The proceeds of the short sale position will be retained by the broker until the fund replaces the borrowed securities.
17

The fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security and, conversely, the fund will realize a gain if the price declines. Any gain will be decreased, and any loss increased, by the transaction costs described above. A short sale creates the risk of an unlimited loss, as the price of the underlying securities could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. If the fund sells securities short “against the box”, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. The successful use of short selling as a hedging strategy may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
The fund’s obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or other liquid securities.
U.S. Government Securities are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the U.S. government. Some U.S. government securities, such as those issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), the Student Loan Marketing Association (Sallie Mae) and the Federal Home Loan Banks (FHLB), are supported by a line of credit the issuing entity has with the U.S. Treasury. Securities issued by other issuers are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB). There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. U.S. government securities, including U.S. Treasury securities, are among the safest securities; however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their yields and prices to fluctuate.
In September 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to Fannie Mae and Freddie Mac and the assets of Fannie Mae and Freddie Mac. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement (SPA) with each of Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury agreed to purchase up to 1,000,000 shares of senior preferred stock with an aggregate initial liquidation preference of $1 billion and obtained warrants and options for the purchase of common stock of each of Fannie Mae and Freddie Mac. Under the SPAs as currently amended, the U.S. Treasury has pledged to provide financial support to a government-sponsored enterprise (GSE) in any quarter in which the GSE has a net worth deficit as defined in the respective SPA. The SPAs contain various covenants that severely limit each enterprise’s operations.
The conditions attached to entering into the SPAs place significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the U.S. Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. Under a letter agreement entered into in January 2021, each enterprise is permitted to retain earnings and raise private capital to enable them to meet the minimum capital requirements under the FHFA’s Enterprise Regulatory Capital Framework (“ERCF”). The letter agreement also permits each enterprise to develop a plan to exit conservatorship, but may not do so until litigation involving the conservatorships is resolved and each enterprise has the minimum capital required by FHFA’s rules. In addition, significant restrictions are placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and mortgage-backed securities, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury, market responses to developments at Freddie Mac and Fannie Mae, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by Freddie Mac and Fannie Mae, including any such mortgage-backed securities held by a fund.
Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The SPAs are intended to enhance each of Fannie Mae’s and Freddie Mac’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of the FHFA determines that the FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed. Under amendments to the ERCF, Fannie Mae and Freddie Mac have published capital disclosures which provide additional information about their capital position and capital requirements on a quarterly basis since the first quarter of 2023 and delivered their first capital plans to FHFA in May 2023. The FHFA finalized amendments to certain provisions of the ERCF in November 2023 that modify various capital requirements for Freddie Mac and Fannie Mae. The FHFA previously announced plans to consider taking Fannie Mae and Freddie Mac out of conservatorship. Should Fannie Mae and Freddie Mac be taken out of conservatorship, it is unclear whether the U.S. Treasury would continue to enforce its rights or perform its obligations under the SPAs. It also is unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed post-conservatorship, and what effects, if any, the privatization of Fannie Mae and Freddie Mac will have on their creditworthiness and guarantees of certain mortgage-backed securities. The ERCF requires Fannie Mae and Freddie Mac, upon exit from conservatorship, to maintain higher levels of capital than prior to conservatorship to satisfy their risk-based capital requirements, leverage ratio requirements and prescribed buffer amounts. Accordingly, should the FHFA take Fannie Mae and Freddie Mac out of conservatorship, there could be an adverse impact on the value of their securities which could cause the fund’s investments to lose value.
18

A default by the U.S. government on a portfolio investment could cause the fund’s share price or yield to fall. The risk of default on U.S. government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling or periodic legislation to fund the government. If the U.S. Congress is unable to negotiate an increase to the statutory debt ceiling or pass legislation to fund the government, the U.S. government may default on certain U.S. government securities including those held by the fund, which could have an adverse impact on the fund. In August 2011, the long-term credit rating of the U.S. government was downgraded by a major rating agency as a result of concern about the U.S. government’s budget deficit and rising debt burden. More recently, in August 2023, another major rating agency downgraded the long-term credit rating of the U.S. government due to a combination of expected fiscal deterioration, a high and growing government debt burden and an erosion of governance relative to peers. Similar downgrades in the future could increase volatility in domestic and foreign financial markets, result in higher interest rates, lower prices of U.S. Treasury securities and increase the costs of different kinds of debt. It is possible that under certain scenarios the U.S. government could default on its debt, including U.S. Treasury securities.
INVESTMENT LIMITATIONS AND RESTRICTIONS
The following investment limitations may be changed only by a vote of a majority of the fund’s outstanding voting shares.
The fund may not:
(1)
Purchase securities of any issuer unless consistent with the maintenance of its status as a diversified company under the 1940 Act. However, the fund may become “non-diversified,” as defined under the 1940 Act, with respect to investments in an issuer or several issuers to the extent necessary to approximate the composition of the index the fund seeks to track to the extent permitted by law or regulatory relief.
(2)
Concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder.
(3)
Purchase or sell commodities, commodities contracts or real estate; lend or borrow money; issue senior securities; underwrite securities; or pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act or the rules or regulations thereunder.
The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions.
Borrowing. The 1940 Act restricts an investment company from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 ⅓% of its total assets (not including temporary borrowings not in excess of 5% of its total assets). Transactions that are entered into in accordance with the conditions to applicable SEC requirements shall not be regarded as borrowings for the purposes of the fund’s investment restriction.
Concentration. The SEC has defined concentration as investing more than 25% of an investment company’s total assets in an industry or group of industries, with certain exceptions.
Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities, or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the fund.
Lending. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.
Real Estate. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. The fund has adopted a fundamental policy that would permit direct investment in real estate. However, the fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of the fund’s Board.
Senior Securities. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. The 1940 Act generally prohibits an investment company from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, when such investments are entered into in accordance with the conditions to applicable SEC requirements.
Underwriting. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified investment company may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.
OTHER INVESTMENT POLICIES
The following are non-fundamental investment policies and restrictions, and may be changed by the Board of Trustees.
The fund may not:
(1)
Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures
19

contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.
(2)
Lend any security or make any other loan if, as a result, more than 33⅓% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).
(3)
Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leverage) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33⅓% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).
(4)
Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exception therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(5)
Sell securities short except as in accordance with current SEC rules and interpretations.
(6)
Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.
(7)
Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries (except that the fund may purchase securities to the extent that its index is also so concentrated).
Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the fund’s acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing and futures and option contracts, any subsequent change in total or net assets, as applicable, or other circumstances does not require the fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets, as applicable, or other circumstances cause the fund to exceed its limitation, the fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.
MANAGEMENT OF THE FUND
The fund is overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of the fund. The trustees met five times during the most recent fiscal year.
Certain trustees are “interested persons.” A trustee is considered an interested person (Interested Trustee) of the Trust under the 1940 Act if he or she is an officer, director, or an employee of Schwab Asset Management or Charles Schwab & Co., Inc. (Schwab or the distributor). A trustee also may be considered an interested person of the Trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation (CSC), a publicly traded company and the parent company of Schwab Asset Management and Schwab.
As used herein, the terms “Fund Complex” and “Family of Investment Companies” each refer collectively to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios, Schwab Capital Trust, Schwab Strategic Trust and Laudus Trust which, as of April 28, 2025, included 108 funds. As used herein, the term “Schwab Funds” refers collectively to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust; and the term “Schwab ETFs” refers to Schwab Strategic Trust.
Each of the officers and/or trustees serves in the same capacity, unless otherwise noted, for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The tables below provide information about the trustees and officers for the Trust, which includes the fund in this SAI. The address of each individual listed below is 211 Main Street, San Francisco, CA 94105.
Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served(1))	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships During the Past Five Years
INDEPENDENT TRUSTEES
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired.	108	None
20

Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served(1))	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships During the Past Five Years
INDEPENDENT TRUSTEES
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	108	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director (2004‑present), Corcept Therapeutics Incorporated Director (2009‑2021), Adamas Pharmaceuticals, Inc.
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018-present), Fulham Advisers LLC (management consulting).	108	None
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008-present), Patmore Management Consulting (management consulting).	108	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Retired.	108	None
INTERESTED TRUSTEES
Omar Aguilar(2) 1970 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2025)	Director (Oct. 2024-present), Chief Executive Officer (Jan. 2022-present), President (Oct. 2023-present), Chief Investment Officer (Apr. 2011-present) and Senior Vice President (Apr. 2011-Jan. 2022), Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022-July 2024), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Sept. 2023-present), President (Oct. 2023-present), Chief Investment Officer (June 2011-present) and Vice President (June 2011-Sept. 2023), Schwab Funds, Laudus Trust and Schwab ETFs.	108	None
21

Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served(1))	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships During the Past Five Years
INTERESTED TRUSTEES
Richard A. Wurster(2) 1973 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Director and Chief Executive Officer (Jan. 2025-present), President (Oct. 2021-present), and Executive Vice President – Schwab Asset Management Solutions (Apr. 2019-Oct. 2021), The Charles Schwab Corporation; President, Director (Nov. 2021-Dec. 2024), Executive Vice President – Schwab Asset Management Solutions (July 2019-Oct. 2021), Charles Schwab & Co., Inc.; President (Nov. 2021-Dec. 2024), Schwab Holdings, Inc.; Director (Oct. 2021-present) and Chief Executive Officer (Nov. 2019-Jan. 2022), Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and President (Mar. 2018-Oct. 2022), Charles Schwab Investment Advisory, Inc.	108	Director (2025‑present), The Charles Schwab Corporation
Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served(3))	Principal Occupations During the Past Five Years
OFFICERS
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Director (Oct. 2024-present), Chief Executive Officer (Jan. 2022-present), President (Oct. 2023-present), Chief Investment Officer (Apr. 2011-present) and Senior Vice President (Apr. 2011-Jan. 2022), Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022-July 2024), Charles Schwab Investment Advisory, Inc.; Trustee (Jan. 2025-present), Chief Executive Officer (Sept. 2023-present), President (Oct. 2023-present), Chief Investment Officer (June 2011-present) and Vice President (June 2011-Sept. 2023), Schwab Funds, Laudus Trust and Schwab ETFs.
Jessica Seidlitz
1978
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust from 2013‑2017 and since 2023)	Chief Operating Officer and Chief Financial Officer (Sept. 2024-present), Managing Director (Nov. 2023-present), and Chief Compliance Officer (Nov. 2023-Dec. 2024), Charles Schwab Investment Management, Inc.; Managing Director (Jan. 2019-present), Charles Schwab & Co., Inc.; Chief Compliance Officer (Mar. 2021-June 2023), Schwab Wealth Advisory, Inc.; Chief Operating Officer (Sept. 2024–present), and Chief Compliance Officer (Oct. 2023-Dec. 2024), Schwab Funds, Laudus Trust and Schwab ETFs.
Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2023)	Treasurer and Chief Financial Officer (Jan. 2023-present) and Assistant Treasurer (Dec. 2015-Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023-present), Vice President (Mar. 2022-Mar. 2023) and Director (Oct. 2015-Mar. 2022), Charles Schwab Investment Management, Inc.; Managing Director (May 2022-present) and Vice President (Apr. 2022-May 2022), Charles Schwab & Co., Inc.
Patrick Cassidy
1964
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Chief Investment Officer (Oct. 2023-present) and Vice President (Feb. 2018-present), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023-present), Chief Investment Officer (Oct. 2023-present), and Senior Vice President (Oct. 2012-Mar. 2023), Charles Schwab Investment Management, Inc.
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Managing Director (Mar. 2023-present), Senior Vice President (Jan. 2020-Mar. 2023) and Chief Investment Officer (Jan. 2020-present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021-present), Schwab Funds, Laudus Trust and Schwab ETFs.
22

Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served(3))	Principal Occupations During the Past Five Years
OFFICERS
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Chief Legal Officer (Mar. 2022-present), Managing Director (Mar. 2023-present) and Vice President (Sept. 2005-Mar. 2023), Charles Schwab Investment Management, Inc.; Managing Director (May 2022-present) and Vice President (Aug. 2005-May 2022), Charles Schwab & Co., Inc.; Vice President (Dec. 2005-present) and Chief Legal Officer and Clerk (Mar. 2007-present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021-present), Vice President (Nov. 2005-Oct. 2021) and Assistant Secretary (June 2007-Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021-present), Vice President and Assistant Secretary (Oct. 2009-Oct. 2021), Schwab ETFs.

(1)
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.

?
(2)
Mr. Aguilar and Mr. Wurster are Interested Trustees. Mr. Aguilar and Mr. Wurster are Interested Trustees because each owns stock of CSC, the parent company of Schwab Asset Management, the investment adviser for the trusts in the Fund Complex. In addition, Mr. Wurster is an employee of Charles Schwab & Co., Inc., the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.

(3)
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Board Leadership Structure
The Chairman of the Board, Richard A. Wurster, is Chief Executive Officer and a member of the Board of Directors of CSC and an interested person of the Trust as that term is defined in the 1940 Act. The Board is comprised of a super-majority (78 percent) of trustees who are not interested persons of the Trust (i.e., independent trustees). There are three primary committees of the Board: the Audit, Compliance and Valuation Committee; the Governance Committee; and the Investment Oversight Committee. Each of the Committees is chaired by an independent trustee, and each Committee is currently comprised solely of independent trustees. The Committee chairs preside at Committee meetings, participate in formulating agendas for those meetings, and coordinate with management to serve as a liaison between the independent trustees and management on matters within the scope of the responsibilities of each Committee as set forth in its Board-approved charter. The independent trustees meet regularly in executive session without management. While the Board does not have single lead independent trustee, the chair of the Governance Committee leads executive sessions held by the independent trustees and coordinates responses from the independent trustees to management. The Board has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Board made this determination in consideration of, among other things, the fact that the independent trustees of the Trust constitute a super-majority of the Board, the fact that Committee chairs are independent trustees, the number of funds (and classes) overseen by the Board, and the total number of trustees on the Board.
Board Oversight of Risk Management
Like most investment companies, fund management and its other service providers have responsibility for day-to-day risk management for the fund. The Board’s duties, as part of its risk oversight of the Trust, consist of monitoring risks identified during regular and special reports to the Committees of the Board, as well as regular and special reports to the full Board. In addition to monitoring such risks, the Committees and the Board oversee efforts of fund management and service providers to manage risks to which the funds of the Trust may be exposed. For example, the Investment Oversight Committee meets with portfolio managers and receives regular reports regarding investment risk and credit risk of the fund’s portfolio. The Audit, Compliance and Valuation Committee meets with the fund’s Chief Compliance Officer and Chief Financial Officer and receives regular reports regarding compliance risks, operational risks and risks related to the valuation and liquidity of portfolio securities. From its review of these reports and discussions with management, each Committee receives information about the material risks of the funds of the Trust and about how management and service providers mitigate those risks, enabling the independent Committee chairs and other independent members of the Committees to discuss these risks with the full Board.
The Board recognizes that not all risks that may affect the fund can be identified nor can processes and controls be developed to eliminate or mitigate the occurrence or effects of certain risks; some risks are simply beyond the reasonable control of the fund, its management, and service providers. Although the risk oversight functions of the Board, and the risk management policies of fund management and fund service providers, are designed to be effective, there is no guarantee that they will eliminate or mitigate all risks. In addition, it may be necessary to bear certain risks (such as investment-related risks) to achieve the fund’s investment objective. As a result of the foregoing and other factors, the fund’s ability to manage risk is subject to significant limitations.
Individual Trustee Qualifications
The Board has concluded that each of the trustees should initially and continue to serve on the Board because of (i) his or her ability to review and understand information about the Trust provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management regarding material factors bearing on the management of the Trust, and to exercise their business judgment in a manner that serves the best interests of the Trust’s shareholders and (ii) the trustee’s experience, qualifications, attributes or skills as described below.
23

The Board has concluded that Mr. Aguilar should serve as trustee of the Trust because of the experience he gained as chief executive officer, chief investment officer, and president of Schwab Asset Management, the Schwab Funds, Schwab ETFs and Laudus Funds, as well as his knowledge of and experience in financial and investment management services.
The Board has concluded that Mr. Beer should serve as trustee of the Trust because of the experience he gained serving as director, president and chief executive officer of Principal Funds and his knowledge and experience in the investment management industry.
The Board has concluded that Mr. Burns should serve as trustee of the Trust because of the experience he gained as managing director of Pacific Investment Management Company, LLC (PIMCO) and president of PIMCO Funds as well as the experience he has gained serving as trustee of the Schwab ETFs since 2009, and the Schwab Funds and Laudus Trust since 2016.
The Board has concluded that Ms. Heller should serve as trustee of the Trust because of the experience she gained as president of TIAA Charitable and as senior managing director at TIAA, the experience she has gained serving on other non-public company boards, her knowledge of and experience in the financial services industry, as well as the experience she has gained serving as trustee of the Schwab Funds and Schwab ETFs since 2018.
The Board has concluded that Mr. Mahoney should serve as trustee of the Trust because of the experience he gained serving as trustee of the Schwab Funds and Laudus Trust since 2011 and Schwab ETFs since 2016, as co-chief executive officer of McKesson Corporation, and his service on other public company boards.
The Board has concluded that Ms. Moncreiff should serve as trustee of the Trust because of the experience she gained as chief investment officer of CareGroup Healthcare System, the experience she has gained serving on other non-public company boards, her knowledge of and experience in the financial services industry, as well as the experience she has gained serving as trustee of the Schwab Funds and Schwab ETFs since 2019.
The Board has concluded that Ms. Patmore should serve as trustee of the Trust because of the experience she gained serving as chief financial officer and executive vice president of First Data Corporation, her knowledge of and experience in management consulting, as well as the experience she has gained serving as trustee of the Schwab Funds and Schwab ETFs since 2016.
The Board has concluded that Mr. Penn should serve as trustee of the Trust because of the experience he gained as head of equity sales and trading of BNY Mellon and his knowledge of and experience in the financial services industry, as well as the experience he has gained serving as trustee of the Schwab Funds and Schwab ETFs since 2021.
The Board has concluded that Mr. Wurster should serve as trustee of the Trust because of the experience he gained leading investment advisory firms and organizations, including Schwab Asset Management, and his knowledge of and experience in the investment management industry.
Trustee Committees
The Board has established certain committees and adopted Committee charters with respect to those committees, each as described below:
●
The Audit, Compliance and Valuation Committee reviews the integrity of the Trust’s financial reporting processes and compliance policies, procedures and processes, and the Trust’s overall system of internal controls. The Audit, Compliance and Valuation Committee also reviews and evaluates the qualifications, independence and performance of the Trust’s independent auditors, and the implementation and operation of the Trust’s valuation policy and procedures. This Committee is comprised of at least three independent trustees and currently has the following members: Kimberly S. Patmore (Chair), Michael J. Beer and J. Derek Penn. The Committee met four times during the most recent fiscal year.
●
The Governance Committee reviews and makes recommendations to the Board regarding Trust governance-related matters, including but not limited to Board compensation practices, retirement policies and term limits, Board self-evaluations, the effectiveness and allocation of assignments and functions by the Board, the composition of Committees of the Board, and the training of trustees. The Governance Committee is responsible for selecting and nominating candidates to serve as trustees. The Governance Committee does not have a written policy with respect to consideration of candidates for trustee submitted by shareholders. However, if the Governance Committee determined that it would be in the best interests of the Trust to fill a vacancy on the Board, and a shareholder submitted a candidate for consideration by the Board to fill the vacancy, the Governance Committee would evaluate that candidate in the same manner as it evaluates nominees identified by the Governance Committee. Nominee recommendations may be submitted to the Secretary of the Trust at the Trust’s principal business address. This Committee is comprised of at least three independent trustees and currently has the following members: David L. Mahoney (Chair), Robert W. Burns and Kimberly S. Patmore. The Committee met four times during the most recent fiscal year.
●
The Investment Oversight Committee reviews the investment activities of the Trust and the performance of the fund’s investment adviser. This Committee is comprised of at least three trustees (at least two-thirds of whom shall be independent trustees) and currently has the following members: Jane P. Moncreiff (Chair), Robert W. Burns, Nancy F. Heller and David L. Mahoney. The Committee met four times during the most recent fiscal year.
24

Trustee Compensation
The following table provides trustee compensation for the fiscal year ended December 31, 2024, earned with respect to the fund and the Fund Complex.
Name of Trustee	Aggregate Compensation from the Fund in this SAI	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation from the Fund and Fund Complex Paid to Trustees
INTERESTED TRUSTEES
Omar Aguilar(1)	None	N/A	None
Richard A. Wurster	None	N/A	None
INDEPENDENT TRUSTEES
Michael J. Beer	$6,496	N/A	$352,500
Robert W. Burns	$6,496	N/A	$352,500
Nancy F. Heller	$6,496	N/A	$352,500
David L. Mahoney	$7,096	N/A	$385,000
Jane P. Moncreiff	$6,957	N/A	$377,500
Kimberly S. Patmore	$6,957	N/A	$377,500
J. Derek Penn	$6,496	N/A	$352,500

(1)
Mr. Aguilar joined the Board effective January 1, 2025.

Securities Beneficially Owned by Each Trustee
The following table provides each trustee’s equity ownership of the fund and ownership of all registered investment companies overseen by each trustee in the Family of Investment Companies as of December 31, 2024.
Name of Trustee	Dollar Range of Trustee Ownership of the Fund Included in the SAI		Aggregate Dollar Range of Trustee Ownership in the Family of Investment Companies
INTERESTED TRUSTEES
Omar Aguilar(1)			Over $100,000
	Schwab S&P 500 Index Portfolio	None
Richard A. Wurster			Over $100,000
	Schwab S&P 500 Index Portfolio	None
INDEPENDENT TRUSTEES
Michael J. Beer			Over $100,000
	Schwab S&P 500 Index Portfolio	None
Robert W. Burns			Over $100,000
	Schwab S&P 500 Index Portfolio	None
Nancy F. Heller			Over $100,000
	Schwab S&P 500 Index Portfolio	None
David L. Mahoney			Over $100,000
	Schwab S&P 500 Index Portfolio	None
Jane P. Moncreiff			Over $100,000
	Schwab S&P 500 Index Portfolio	None
Kimberly S. Patmore			Over $100,000
	Schwab S&P 500 Index Portfolio	None
J. Derek Penn			None
	Schwab S&P 500 Index Portfolio	None

(1)
Mr. Aguilar joined the Board effective January 1, 2025.

As of December 31, 2024, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of Schwab Asset Management or Schwab or any sub-advisers or the distributor of the fund, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Schwab Asset Management or Schwab or any sub-advisers or the distributor of the fund.
25

Deferred Compensation Plan
Independent trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the Trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of Schwab Funds selected by the trustee. Currently, none of the independent trustees has elected to participate in this plan.
Code of Ethics
The fund, its investment adviser and Schwab have adopted a Code of Ethics as required under the 1940 Act. Subject to certain conditions or restrictions, the Code of Ethics permits the trustees, directors, officers or advisory representatives of the fund or the investment adviser or the directors or officers of Schwab to buy or sell directly or indirectly securities for their own accounts. This includes securities that may be purchased or held by the fund. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser’s Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
As of March 31, 2025, the officers and trustees of the Trust, as a group owned, of record or beneficially, less than 1% of the outstanding voting securities of the fund.
As of March 31, 2025 the following persons or entities owned, of record or beneficially, 5% or more of the outstanding voting securities of the fund (a shareholder’s or an entity’s address will be listed once at the first mention and not repeated for future entries):
Fund	Name and Address	Percent owned
Schwab S&P 500 Index Portfolio	Nationwide Life Insurance Co NWPP C/O IPO Portfolio Accounting PO BOX 182029 Columbus, OH 43218‑2029	25.68%
	NYL Insurance and Annuity Corp COLI PPVUL C/O NYLIAC 51 Madison Ave New York, NY 10010	24.77%
	Protective Life Insurance Company 2801 Highway 280S Brimingham, AL 35223‑2488	10.33%
	Empower Annuity Insurance Great‑West Life & Annuity VA‑1 Signature 8515 E Orchard Rd Greenwood Village, CO 80111‑5002	8.91%
	Empower Annuity Insurance Great‑West Life & Annuity FBO Schwab Annuities One Source Choice	6.54%
Persons who beneficially own more than 25% of the fund may be deemed to control the fund. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.
INVESTMENT ADVISORY AND OTHER SERVICES
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of CSC, 211 Main Street, San Francisco, CA 94105, serves as the fund’s investment adviser and administrator pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between it and the Trust. Schwab is an affiliate of Schwab Asset Management and is the Trust’s distributor. Charles R. Schwab is the founder, Chairman and Director of CSC. As a result of his ownership of and interests in CSC, Mr. Schwab may be deemed to be a controlling person of Schwab Asset Management and Schwab.
Advisory Agreement
The continuation of the fund’s Advisory Agreement must be specifically approved at least annually (1) by the vote of the Trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the Trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, at a meeting called for the purpose of voting on such approval.
26

Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement between the Trust and Schwab Asset Management with respect to existing funds in the Trust. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Schwab Asset Management, as well as extensive data provided by third parties, and the Independent Trustees receive advice from counsel to the Independent Trustees.
Pursuant to an Amended and Restated Investment Advisory Agreement between Schwab Asset Management and the fund, Schwab Asset Management pays the operating expenses of the fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses.
Schwab Asset Management is entitled to receive a fee from the fund, payable monthly, for its advisory and administrative services to the fund. Under the Amended and Restated Investment Advisory Agreement, as compensation for these services, Schwab Asset Management receives a management fee of 0.03% from the fund expressed as a percentage of the fund’s average daily net assets.
The following table shows the net advisory fees paid by the fund for the past three fiscal years.
Fund	2024	2023	2022
Schwab S&P 500 Index Portfolio	$688,915	$613,370	$446,552
Distributor
Pursuant to a Distribution Agreement between Schwab and the Trust, Schwab, located at 3000 Schwab Way, Westlake, TX 76262, is the principal underwriter for shares of the fund and is the Trust’s agent for the purpose of the continuous offering of the fund’s shares. The fund pays for prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the Distribution Agreement; however, as described below in “Payments to Financial Intermediaries,” Schwab Asset Management compensates Schwab, in its capacity as a financial intermediary and not in its capacity as distributor and principal underwriter for the fund, for providing certain additional services that may be deemed to be distribution-related.
Payments to Financial Intermediaries
Schwab Asset Management and its affiliates make payments to certain broker-dealers, banks, trust companies, insurance companies, retirement plan service providers, consultants and other financial intermediaries (Intermediaries) for services and expenses incurred in connection with certain activities or services which may educate financial advisors or facilitate, directly or indirectly, investment in the fund and other investment companies advised by Schwab Asset Management, including the Schwab ETFs. These payments are made by Schwab Asset Management or its affiliates at their own expense, and not from the assets of the fund. Although a portion of Schwab Asset Management’s and its affiliates’ revenue comes directly or indirectly in part from fees paid by the fund, these payments do not increase the expenses paid by investors for the purchase of fund shares, or the cost of owning the fund.
These payments may relate to educational efforts regarding the fund, or for other activities, such as marketing and/or fund promotion activities and presentations, educational training programs, conferences, data analytics and support, or the development and support of technology platforms and/or reporting systems. In addition, Schwab Asset Management or its affiliates make payments to certain Intermediaries that make shares of the fund available to their customers or otherwise promote the fund, which may include Intermediaries that allow customers to buy and sell fund shares without paying a commission or other transaction charge. Payments of this type are sometimes referred to as revenue-sharing or marketing support.
Payments made to Intermediaries may be significant and may cause an Intermediary to make decisions about which investment options it will recommend or make available to its clients or what services to provide for various products based on payments it receives or is eligible to receive. As a result, these payments could create conflicts of interest between an Intermediary and its clients and these financial incentives may cause the Intermediary to recommend the fund over other investments.
As of April 28, 2025, Schwab Asset Management anticipates that Ascensus, LLC, Envestnet Asset Management, Inc., Fidelity Brokerage Services LLC/National Financial Services LLC, Empower Annuity Insurance Company of America, Morgan Stanley Smith Barney LLC, OneDigital Investment Advisors LLC, Principal Life Insurance Company, Schwab Retirement Plan Services, Inc. and Standard Insurance Company will receive these payments. Schwab Asset Management may enter into similar agreements with other FINRA member firms (or their affiliates) in the future. In addition to member firms of FINRA, Schwab Asset Management and its affiliates may also make these payments to certain other financial intermediaries, such as banks, trust companies, insurance companies, and plan administrators and consultants that sell fund shares or provide services to the fund and its shareholders. These firms may not be included in this list. You should ask your financial intermediary if it receives such payments.
Schwab Asset Management also makes payments to Schwab for certain administrative, professional and support services provided by Schwab, in its capacity as an affiliated financial intermediary and not as distributor and principal underwriter of the fund. These payments reimburse Schwab for its charges, costs and expenses of providing Schwab personnel to perform marketing and sales activities under the direction of Schwab Asset Management, such as sales lead generation and sales support, assistance with public relations, marketing and/or advertising activities
27

and presentations, educational training programs, conferences, and data analytics and support. Payments also are made by Schwab Asset Management to Schwab for Schwab Asset Management’s allocated costs of general corporate services provided by Schwab, such as human resources, facilities, project management support and technology.
Shareholder Services Agent
Schwab provides fund information to shareholders, including share price, shareholder ownership and account activities and distributes the fund’s prospectuses, financial reports and other informational literature about the fund. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets the fund and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.
For the services performed as shareholder services agent under its contract with the fund, Schwab does not receive a fee.
Transfer Agent
BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581, serves as the fund’s transfer agent. As part of these services, the firm maintains records pertaining to the sale, redemption and transfer of the fund’s shares.
Custodian and Fund Accountant
Citibank, N.A. (Citibank), 388 Greenwich Street, New York, NY 10013 serves as custodian for the fund.
State Street Bank and Trust Company (State Street), One Congress Street, Suite 1, Boston, MA 02114-2016 serves as fund accountant to the fund.
The fund accountant maintains all books and records related to the fund’s transactions. The custodian is responsible for the daily safekeeping of securities and cash held by the fund.
Independent Registered Public Accounting Firm
The fund’s independent registered public accounting firm, Deloitte & Touche LLP (Deloitte), 1601 Wewatta Street, Suite 400, Denver, CO 80202, audits and reports on the annual financial statements of the fund and reviews certain regulatory reports. Deloitte or one of its affiliates also reviews the fund’s federal income tax returns and performs other professional, accounting, auditing, tax and advisory services when engaged to do so by the Trust.
Other Expenses
The fund pays other expenses that typically are connected with the Trust’s operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the fund. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the Trust on the basis of the fund’s relative net assets at the time the expense is incurred.
Securities Lending Activities
The fund’s securities lending agent is Citibank. The securities lending agent provides services to the fund which include the following: locating borrowers, negotiating the loan terms, monitoring the value of loans and collateral on a daily basis, marking each loan to market on a daily basis, coordinating collateral movements, collecting income, monitoring and processing corporate actions, managing recalls of loaned securities and termination of loans, and recordkeeping.
The table below summarizes key information regarding the fund’s securities lending activities to the extent the fund engaged in securities lending during the most recent fiscal year.
28

Schwab S&P 500 Index Portfolio
Gross income from securities lending activities	$1,599
Fees and/or compensation paid for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	$18
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in a revenue split	$34
Administrative fees not included in revenue split	—
Indemnification fees not included in revenue split	—
Rebates (paid to borrower)	$1,309
Other fees not included in revenue split	—
Aggregate fees/compensation for securities lending activities	$1,361
Net income from securities lending activities(1)	$238

(1)
“Net income from securities lending activities” may not match the fund’s current financial statements, which may reflect certain accrual adjustments.

PORTFOLIO MANAGERS
Other Accounts. In addition to the fund, each portfolio manager (collectively, referred to as the Portfolio Managers) is responsible for the day-to-day management of certain other accounts, as listed below. The accounts listed below are not subject to a performance-based advisory fee. The information below is provided as of December 31, 2024.
	Registered Investment Companies (this amount does not include the fund in this SAI)		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Christopher Bliss	34	$534,290,005,057	0	$0	18,205	$7,685,234,139
Ferian Juwono	21	$443,890,020,415	0	$0	0	$0
Jeremy Brown	21	$443,890,020,415	0	$0	0	$0
Agnes Zau	21	$443,890,020,415	0	$0	0	$0
Conflicts of Interest. A Portfolio Manager’s management of other accounts may give rise to potential conflicts of interest in connection with their management of the fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include separate accounts and other mutual funds advised by Schwab Asset Management (collectively, the Other Managed Accounts). The Other Managed Accounts might have similar investment objectives as the fund, track the same index the fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the fund. While a Portfolio Manager’s management of Other Managed Accounts may give rise to the potential conflicts of interest listed below, Schwab Asset Management does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Schwab Asset Management believes it has adopted policies and procedures that are designed to manage those conflicts in an appropriate way.
Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of the Portfolio Managers’ day-to-day management of the fund. Because of their position with the fund, the Portfolio Managers know the size, timing, and possible market impact of fund trades. It is theoretically possible that the Portfolio Managers could use this information to the advantage of the Other Managed Accounts they manage and to the possible detriment of the fund. However, Schwab Asset Management has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. Moreover, with respect to index funds, which seek to track their respective benchmark indexes, much of this information is publicly available. When it is determined to be in the best interest of both accounts, the Portfolio Managers or traders may aggregate trade orders for the Other Managed Accounts, excluding separately managed accounts, with those of the fund. All aggregated orders are subject to Schwab Asset Management’s aggregation and allocation policy and procedures, which provide, among other things, that (i) Schwab Asset Management will not receive additional compensation or remuneration of any kind as a result of aggregating transactions; (ii) no account will be favored over any other account; (iii) each account that participates in an aggregated order will participate at the average security price with all transaction costs shared on a pro-rata basis. For equity transactions, if the aggregated order cannot be executed in full, the partial execution is allocated pro-rata among the participating accounts in accordance with the size of each account’s order and round lots. For fixed income transactions, aggregated orders are generally allocated after execution. For fixed income and money market fund accounts that have similar strategies, Schwab Asset Management determines allocations with the general purpose of achieving, as nearly as possible, performance and portfolio characteristic parity/ proportionality among such accounts over time. For fixed income and money market fund accounts that do not have similar strategies, Schwab Asset Management has target ranges for significant portfolio characteristics and determines allocations among such accounts in accordance with the target ranges in effect at the time of the trade. In addition, Schwab Asset Management may follow certain investment priorities to satisfy the investment targets for fixed income and money market funds that have investment mandates related to particular sectors.
29

Investment Opportunities. A potential conflict of interest may arise as a result of each Portfolio Manager’s management of the fund and Other Managed Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors the Other Managed Accounts over the fund, which conflict of interest may be exacerbated to the extent that Schwab Asset Management or the Portfolio Managers receive, or expect to receive, greater compensation from their management of the Other Managed Accounts than the fund. Notwithstanding this theoretical conflict of interest, it is Schwab Asset Management’s policy to manage each account based on its investment objectives and related restrictions and, as discussed above, Schwab Asset Management has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account’s investment objectives and related restrictions. For example, while the Portfolio Managers may buy for an Other Managed Account securities that differ in identity or quantity from securities bought for the fund or refrain from purchasing securities for an Other Managed Account that they are otherwise buying for the fund in an effort to outperform its specific benchmark, such an approach might not be suitable for the fund given its investment objectives and related restrictions.
Fund of Funds Information Barrier. The Portfolio Managers for any Schwab fund or fund that invests in other Schwab Funds (Underlying Affiliated Funds) must make investment decisions without taking into consideration, or being in possession of, material non-public information about the Underlying Affiliated Funds. Despite a Portfolio Manager’s intention to not receive material, non-public information, Schwab Asset Management has established procedures to prevent Portfolio Managers from having access to and trading on material, non-public information regarding Underlying Affiliated Funds. Under these procedures, the adviser monitors Schwab fund of funds’ trading activity in Underlying Affiliated Funds, escalates breaches of information barriers and develops enhancements to information barriers as necessary. In the event that a Portfolio Manager comes into possession of material, non-public information about an Underlying Affiliated Fund, a Portfolio Manager’s ability to initiate transactions in that Underlying Affiliated Fund could potentially be restricted as a result of a Portfolio Manager’s possession of such information. The trading restriction could have an adverse effect on the ability of the fund managed by a Portfolio Manager to participate in any potential gains or avoid any potential losses in the restricted Underlying Affiliated Fund. In some instances, these trading restrictions could continue in effect for a substantial period of time.
Compensation. During the most recent fiscal year, Portfolio Manager compensation consisted of a fixed annual (base) salary and a discretionary bonus. Portfolio Managers also have the potential to participate in discretionary equity awards. The base salary is determined considering compensation payable for a similar position across the investment management industry and an evaluation of the individual Portfolio Manager’s overall performance such as the Portfolio Manager’s contribution to the investment process, good corporate citizenship, risk management and mitigation, and functioning as an active contributor to the firm’s success. The discretionary bonus is determined in accordance with the relevant Portfolio Manager Incentive Plan (the Plan) as follows:
There are two independent funding components for the Plan:
●
a portion based on weighting of Investment Fund Performance and Other Managed Account Performance (if applicable)
●
a portion based on corporate results
Investment Fund Performance
At the close of the year, the fund’s performance will be determined by its 1-year, 1- and 2-year, or 1- and 3-year percentile standing (based on pre-tax return before expenses) within its designated benchmark, peer group, or category, depending on the strategy of the fund (i.e., whether the fund is passively or actively managed) using standard statistical methods approved by Schwab Asset Management senior management. Investment Fund Performance measurements may be changed or modified at the discretion of the Schwab Asset Management President and Schwab Asset Management Chief Operating Officer. As each participant may be a member of a team that manages and/or supports a number of funds, there may be several funds and/or Other Managed Accounts considered in arriving at the incentive compensation funding.
Portfolio Managers who are chief investment officers of the investment adviser are covered by a Plan that specifically includes a risk mitigation component in the funding determination.
Certain Portfolio Managers receive a discretionary bonus that is funded based only on corporate results.
Corporate Performance
The Corporate Bonus Plan is an annual bonus plan that provides discretionary awards based on the financial performance of CSC during the annual performance period. Quarterly advances may be paid for the first three quarters. Allocations are discretionary and aligned with CSC and individual performance. Funding for the Plan is determined at the conclusion of the calendar year. Funding will be capped at 200% of target.
Allocation of Discretionary Bonus
At year-end, funding for both components of discretionary bonus is allocated to Plan participants by Schwab Asset Management senior management based on their assessment of a variety of performance factors.
Factors considered in Schwab Asset Management senior management’s allocation process will include objective and subjective factors that will take into consideration total performance and will include, but are not limited to:
●
Fund performance relative to performance measure
●
Risk management and mitigation
30

●
Individual performance against key objectives
●
Contribution to overall group results
●
Functioning as an active contributor to the firm’s success
●
Team work
●
Collaboration between Analysts and Portfolio Managers
●
Regulatory/Compliance management
The Portfolio Managers’ compensation is neither based on the value of the assets held in the fund’s portfolio or any Other Managed Account, nor flows into the fund’s portfolio or any Other Managed Account.
Ownership of Fund Shares. The Portfolio Managers did not beneficially own any shares of the fund as of December 31, 2024, the fund’s most recent fiscal year end. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the 1934 Act).
BROKERAGE ALLOCATION AND OTHER PRACTICES
Portfolio Turnover
For reporting purposes, the fund’s portfolio turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the portfolio owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less (“short-term securities”) are excluded.
A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year. The fund does not expect that its portfolio turnover rates will exceed 100% in any given year, a turnover rate lower than that of most non-index mutual funds.
Variations in turnover rate may be due to fluctuating volume in shareholder purchase and redemption orders, market conditions, and/or changes in the investment adviser’s investment outlook.
The portfolio turnover rate for the past two fiscal years is as follows:
Fund	2024	2023
Schwab S&P 500 Index Portfolio	6%	6%
Portfolio Transactions
The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of the fund. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. The fund generally does not incur any commissions or sales charges when it invests in underlying Schwab Funds, but it may incur such costs if it invests directly in other types of securities or in unaffiliated funds. Purchases and sales of securities on a stock exchange, including ETF shares, or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Exchange fees may also apply to transactions effected on an exchange. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer’s underwriter, or a dealer. The fund does not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices the fund pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which the fund invests are traded primarily in the over-the-counter market on a net basis and do not normally involve either brokerage commissions or transfer taxes. It is expected that the cost of executing portfolio securities transactions of the fund will primarily consist of dealer spreads and brokerage commissions.
The investment adviser seeks to obtain best execution for the fund’s transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; ability to facilitate short selling; provision of additional brokerage or research services or products; whether a broker guarantees that the fund will receive, on aggregate, prices at least as favorable as the closing prices on a given day when adherence to “market-on-close” pricing aligns with fund objectives; or whether a broker guarantees that the fund will receive the volume-weighted average price (VWAP) for a security for a given trading day (or portion thereof) when the investment adviser believes that VWAP execution is in the fund’s best interest. In addition, the investment adviser may have incentive
31

sharing arrangements with certain unaffiliated brokers who guarantee market-on-close pricing: on a day when such a broker executes transactions at prices better, on aggregate, than market-on-close prices, that broker may receive, in addition to his or her standard commission, a portion of the net difference between the actual execution prices and corresponding market-on-close prices for that day.
The investment adviser may cause the fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless principal transactions, in accordance with applicable SEC and other regulatory guidelines. In both instances, these services or products may include: company financial data and economic data (e.g., unemployment, inflation rates and GDP figures), stock quotes, last sale prices and trading volumes, research reports analyzing the performance of a particular company or stock, narrowly distributed trade magazines or technical journals covering specific industries, products, or issuers, seminars or conferences registration fees which provide substantive content relating to eligible research, quantitative analytical software and software that provides analyses of securities portfolios, trading strategies and pre/post trade analytics, discussions with research analysts or meetings with corporate executives which provide a means of obtaining oral advice on securities, markets or particular issuers, short-term custody related to effecting particular transactions and clearance and settlement of those trades, lines between the broker-dealer and order management systems operated by a third party vendor, dedicated lines between the broker-dealer and the investment adviser’s order management system, dedicated lines providing direct dial-up service between the investment adviser and the trading desk at the broker-dealer, message services used to transmit orders to broker-dealers for execution, electronic communication of allocation instructions between institutions and broker-dealers, comparison services required by the SEC or another regulator (e.g., use of electronic confirmation and affirmation of institutional trades), exchange of messages among broker-dealers, custodians, and institutions related to a trade, post-trade matching of trade information, routing settlement instructions to custodian banks and broker-dealers’ clearing agents, software that provides algorithmic trading strategies, and trading software operated by a broker-dealer to route orders to market centers or direct market access systems. The investment adviser may use research services furnished by brokers or dealers in servicing all client accounts, and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.
The investment adviser may receive a service from a broker or dealer that has both a “research” and a “non-research” use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions or spreads, while the investment adviser will use its own funds or other resources to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser believes that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.
The investment adviser may purchase for the fund new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services, in accordance with applicable rules and regulations permitting these types of arrangements. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e) of the 1934 Act.
The investment adviser may place orders directly with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable the fund to trade directly with other institutional holders. At times, this may allow the fund to trade larger blocks than would be possible trading through a single market maker.
The investment adviser may aggregate securities sales or purchases among two or more funds. The investment adviser will not aggregate transactions unless it believes such aggregation is consistent with its duty to seek best execution for each affected fund and is consistent with the terms of the investment advisory agreement for such fund. In any single transaction in which purchases and/or sales of securities of any issuer for the account of the fund are aggregated with other accounts managed by the investment adviser, the actual prices applicable to the transaction will be averaged among the accounts for which the transaction is effected, including the account of the fund.
In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the fund on securities exchanges, the investment adviser follows procedures, adopted by the fund’s Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.
Brokerage Commissions
For each of the last three fiscal years, the fund paid the following brokerage commissions.
Funds	2024	2023	2022
Schwab S&P 500 Index Portfolio	$27,111(1)	$290,618(2)	$86,987

(1)
The fund experienced decreased brokerage commissions due to a decrease in securities transactions from investment activities.

?
(2)
The fund experienced increased brokerage commissions due to an increase in securities transactions from investment activities, driven by transactions in fund shares, index rebalances/annual reconstitution, and corporate actions.

32

Regular Broker-Dealers
During the fiscal year, the fund held securities issued by its respective “regular broker-dealers” (as defined in Rule 10b-1 under the 1940 Act), indicated below as of December 31, 2024.
Fund	Regular Broker-Dealer	Value of Holdings
Schwab S&P 500 Index Portfolio	J.P Morgan Securities LLC	$34,928,384
	BofA Securities, Inc.	$15,184,373
	Goldman Sachs & Co. LLC	$9,303,357
	Morgan Stanley & Co. LLC	$8,071,601
	Citigroup Global Markets, Inc	$6,890,829
	Charles Schwab & Co., Inc.	$5,678,861
PROXY VOTING
The Board has delegated the responsibility for voting proxies to Schwab Asset Management, pursuant to the investment adviser’s Proxy Voting Policy with respect to proxies voted on behalf of the various Schwab Funds’ portfolios. A description of such Proxy Voting Policy is included in Appendix – Proxy Voting Policy.
The Trust is required to disclose annually the fund’s complete proxy voting record on Form N-PX. The fund’s proxy voting record for the most recent 12-month period ended June 30th is available by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/prospectus. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. The fund’s Form N-PX will also be available on the SEC’s website at www.sec.gov.
PORTFOLIO HOLDINGS DISCLOSURE
For this section only, the following disclosure relates to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios, Schwab Capital Trust, Schwab Strategic Trust and Laudus Trust (collectively, the Trusts) and each series thereunder (each a fund and collectively, the funds).
The Trusts’ Board has approved policies and procedures that govern the timing and circumstances regarding the disclosure of fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the funds’ portfolio securities is in the best interests of fund shareholders, and include procedures to address conflicts between the interests of the funds’ shareholders, on the one hand, and those of the funds’ investment adviser, subadviser (if applicable), principal underwriter or any affiliated person of a fund, its investment adviser, subadviser or principal underwriter, on the other. Pursuant to such procedures, the Board has authorized one of the Chief Executive Officer, President, Chief Operating Officer or Chief Financial Officer of the Trusts (in consultation with a fund’s subadviser, if applicable) to authorize the release of the funds’ portfolio holdings prior to regular public disclosure (as outlined in the prospectus and below) or regular public filings, as necessary, in conformity with the foregoing principles.
The Board exercises on-going oversight of the disclosure of fund portfolio holdings by overseeing the implementation and enforcement of the funds’ policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters. The Board will receive periodic updates, at least annually, regarding entities which were authorized to be provided “early disclosure” of the funds’ portfolio holdings information and will periodically review any agreements that the Trusts have entered into to selectively disclose portfolio holdings.
Portfolio holdings may be made available on a selective basis to ratings agencies, certain industry organizations, consultants and other qualified financial professionals when the appropriate officer of the Trusts determines such disclosure meets the requirements noted above and serves a legitimate business purpose. Agreements entered into with such entities will describe the permitted use of portfolio holdings and provide that, among other customary confidentiality provisions: (i) the portfolio holdings will be kept confidential; (ii) the person will not trade on the basis of any material non-public information; and (iii) the information will be used only for the purpose described in the agreement.
The funds’ service providers including, without limitation, the investment adviser, subadvisers (if applicable), the distributor, the custodian, fund accountant, transfer agent, certain affiliates of the investment adviser or subadvisers, counsel, auditor, proxy voting service provider, pricing information vendors, trade execution measurement vendors, portfolio management system providers, cloud database providers, securities lending agents, publisher, printer and mailing agent may receive disclosure of portfolio holdings information as frequently as daily in connection with the services they perform for the funds. Schwab Asset Management, any subadviser to a fund as disclosed in the most current prospectus, Glass, Lewis & Co., LLC, State Street, Citibank, N.A. and/or Brown Brothers Harriman & Co., as service providers to the funds, are currently receiving this information on a daily basis. Donnelley Financial Solutions, as a service provider to the funds, is currently receiving this information on a quarterly basis. Deloitte, the Transfer Agent, and the Distributor, as service providers to the funds, receive this information on an as-needed basis. Service providers are subject to a duty of confidentiality with respect to any portfolio holdings information they receive whether
33

imposed by the confidentiality provisions of the service providers’ agreements with the Trusts or by the nature of its relationship with the Trusts. Although certain of the service providers are not under formal confidentiality obligations in connection with disclosure of portfolio holdings, a fund will not continue to conduct business with a service provider who the fund believes is misusing the disclosed information.
To the extent that a fund invests in an unaffiliated acquired fund, the Trusts will, when required by Rule 12d1-4, promptly notify the acquired fund, upon causing a fund to acquire more than 3% of the acquired fund’s outstanding shares.
The funds’ policies and procedures prohibit the funds, the funds’ investment adviser or any related party from receiving any compensation or other consideration in connection with the disclosure of portfolio holdings information.
Generally, a complete list of a fund’s portfolio holdings is published on the fund’s website www.schwabassetmanagement.com on the “Prospectus & Reports” tab under “Portfolio Holdings” generally 60-80 days after a fund’s fiscal quarter-end in-line with regulatory filings unless a different timing is outlined in the fund’s prospectus.
Specifically for the Schwab ETFs (other than the Schwab Ariel ESG ETF), each Schwab ETF discloses its portfolio holdings each business day on its website before the opening of regular trading on the ETF’s primary listing exchange in accordance with the requirements of Rule 6c-11 under the 1940 Act. Portfolio holdings information made available in connection with the process of purchasing or redeeming Creation Units for the Schwab ETFs may be provided to other entities that provided services to the funds in the ordinary course of business after it has been disseminated to the NSCC.
The Schwab Money Funds have an ongoing arrangement to make available information about the funds’ portfolio holdings and information derived from the funds’ portfolio holdings to iMoneyNet, a rating and ranking organization, which is subject to a confidentiality agreement. Under its arrangement with the funds, iMoneyNet, among other things, receives information concerning the funds’ net assets, yields, maturities and portfolio compositions on a weekly basis, subject to a one business day lag.
On the website, the funds also may provide, on a monthly or quarterly basis, information regarding certain attributes of a fund’s portfolio, such as a fund’s top ten holdings, sector weightings, composition, credit quality and duration and maturity, as applicable. This information is generally updated within 5-25 days after the end of the period. This information on the website is publicly available to all categories of persons.
The funds may disclose non-material information including commentary and aggregate information about the characteristics of a fund in connection with or relating to a fund or its portfolio securities to any person if such disclosure is for a legitimate business purpose, such disclosure does not effectively result in the disclosure of the complete portfolio securities of any fund (which can only be disclosed in accordance with the above requirements), and such information does not constitute material non-public information. Such disclosure does not fall within the portfolio securities disclosure requirements outlined above.
Whether the information constitutes material non-public information will be made on a good faith determination, which involves an assessment of the particular facts and circumstances. In most cases, commentary or analysis would be immaterial and would not convey any advantage to a recipient in making a decision concerning a fund. Commentary and analysis include, but are not limited to, the allocation of a fund’s portfolio securities and other investments among various asset classes, sectors, industries, countries or other relevant category, the characteristics of the stock components and other investments of a fund, the attribution of fund returns by asset class, sector, industry, country or other relevant category, and the volatility characteristics of a fund.
DESCRIPTION OF THE TRUST
The fund is a series of Schwab Annuity Portfolios, an open-end, management investment company organized as a Massachusetts business trust with a Declaration of Trust entered into and filed with the Commonwealth of Massachusetts on January 21, 1994.
The fund may hold special shareholder meetings, which may cause the fund to incur non-routine expenses. These meetings may be called for purposes such as electing Trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.
Insurance companies and their separate accounts are the record owners of fund shares. The fund understands that the insurance companies will vote their shares in accordance with timely instructions received from contract owners who have allocated contract values to the fund, to the extent required by applicable laws.
The bylaws of the Trust provide that one-third of shares present in person or represented by proxy and entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then one-third of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then one-third of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any meeting of shareholders may be adjourned from time to time by a majority of the votes properly cast upon the question of adjourning a meeting to another date or time, whether or not a quorum is present. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice.
34

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment funds) by notice to the shareholders without shareholder approval.
Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the Trust’s obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust’s acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance which the Trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations. There is a remote possibility that the fund could become liable for a misstatement in the prospectus or SAI about another fund.
As more fully described in the Declaration of Trust, the Trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year’s income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof pursuant to elections made by the participating insurance companies. Distributions paid in shares will be paid at the net asset value as determined in accordance with the bylaws.
Any series of the Trust may reorganize or merge with one or more other series of the Trust or another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law and the Trust’s Declaration of Trust and Bylaws, without the approval of shareholders of any series.
PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER DOCUMENTS AND PRICING OF SHARES
Purchasing and Redeeming Shares of the Fund
You cannot purchase shares of the fund directly, but you may allocate account value under your variable contract to and from the fund in accordance with the terms of your variable contract. Please refer to the appropriate separate account prospectus for information on how to purchase units of a variable contract and how to select specific funds as investment options.
The fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC’s prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of the fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in “Pricing of Shares.” A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash. Please note that this ability to make in-kind redemptions may be affected by agreements made with participating insurance companies.
The fund is designed for long-term investing. Because short-term trading activities can disrupt the smooth management of the fund and increase its expenses, the fund reserves the right, in its sole discretion, to refuse any purchase or exchange order, or large purchase or exchange orders, including any purchase or exchange order which appears to be associated with short-term trading activities or “market timing.” Because market timing decisions to buy and sell securities typically are based on an individual investor’s market outlook, including such factors as the perceived strength of the economy or the anticipated direction of interest rates, it is difficult for the fund to determine in advance what purchase or exchange orders may be deemed to be associated with market timing or short-term trading activities. The fund and Schwab reserve the right to refuse any purchase or exchange order, including large orders that may negatively impact their operations. More information regarding the fund’s market timing policies is included in the fund’s prospectus.
Delivery of Shareholder Documents
Typically once a year, an updated prospectus will be mailed or electronically delivered to shareholders describing the fund’s investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed or electronically delivered (or a notice will be mailed and financial reports will be made available on the fund’s designated website) to shareholders describing the fund’s performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called “householding.” If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by the fund or other date as communicated by the financial intermediary.
Pricing of Shares
Each business day, the fund calculates its share price, or NAV, as of the close of the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time). This means that NAVs are calculated using the values of the fund’s securities as of the close of the NYSE. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value;
35

and securities for which market quotations are not readily available or the investment adviser deems to be unreliable are required to be valued at fair value following procedures approved by the Board of Trustees. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the fund reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate its share prices as of the normally scheduled close of regular trading on the NYSE for that day.
To the extent the fund invests in foreign securities, shareholders should be aware that because foreign markets are often open on weekends and other days when the fund is closed, the value of some of the fund’s securities may change on days when it is not possible to buy or sell shares of the fund.
The fund uses approved pricing sources to provide values for its portfolio securities. Values are generally determined by the approved pricing sources as follows: generally, securities traded on exchanges, excluding the NASDAQ National Market System, are valued at the last-quoted sales price on the exchange on which such securities are primarily traded, or, lacking any sales, at the mean between the bid and ask prices; generally, securities traded in the over-the-counter market are valued at an evaluated price using a mid-price supplied by an approved, independent pricing service. The mid-price is the mean of the bid and ask prices as calculated by the pricing service. Generally, securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price. In addition, securities that are primarily traded on foreign exchanges are generally valued at the official closing price or last sales price on the exchange where the securities are primarily traded with these values then translated into U.S. dollars at the current exchange rate. Fixed income securities normally are valued based on valuations provided by approved pricing services. Securities will be fair valued pursuant to procedures approved by the fund’s Board of Trustees when market quotations are not “readily available” or the investment adviser deems them unreliable. For example, the fund may fair value a security when a security is delisted or its trading is halted or suspended, approved pricing sources do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board has designated the investment adviser as the valuation designee (Valuation Designee) for the fund to perform the fair value determination relating to all fund investments. The Valuation Designee periodically provides reports to the Board on items related to its fair value of fund investments.
TAXATION
This discussion of federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Federal Tax Information for the Fund
For a discussion of the tax status of a particular insurance contract and the tax consequences of ownership of such a contract, refer to the appropriate variable contract prospectus. Shares of the fund are available only through separate accounts of participating insurance companies and plans.
It is the fund’s policy to qualify for taxation as a “regulated investment company” (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code. By qualifying as a RIC, the fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If the fund does not qualify as a RIC under the Internal Revenue Code, it will be subject to federal income tax on its net investment income and any net realized capital gains. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.
The fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust’s other funds. The fund intends to qualify as a RIC so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, the fund must, among other requirements, distribute annually to its shareholders an amount at least equal to the sum of 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) and 90% of its net tax-exempt income. Among these requirements are the following: (i) at least 90% of the fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of the fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the fund’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers and which are engaged in the same, similar, or related trades or businesses if the fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.
Certain master limited partnerships may qualify as “qualified publicly traded partnerships” for purposes of the Subchapter M Internal Revenue Code diversification rules described above. To do so, the master limited partnership must satisfy two requirements during the taxable year. First, the interests of such partnership either must be traded on an established securities market or must be readily tradable on a secondary market (or the substantial equivalent thereof). Second, the partnership must meet the 90% gross income requirements for the exception from
36

treatment as a corporation with gross income other than income consisting of dividends, interest, payments with respect to securities loans, or gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock securities or currencies.
The fund should not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute substantially all of their income and gains each calendar year so long as its only shareholders are certain retirement plans or segregated asset accounts of life insurance companies held in connection with variable annuity contracts or life insurance policies described in Section 817(d) of the Internal Revenue Code or certain other tax-exempt entities.
Internal Revenue Service regulations applicable to separate accounts generally require that funds that serve as the funding vehicles for separate accounts invest no more than 55% of the value of their total assets in one investment, 70% in two investments, 80% in three investments and 90% in four investments.
Alternatively, the fund will be treated as meeting these requirements for any quarter of its taxable year if, as of the close of such quarter, the fund meets the diversification requirements applicable to regulated investment companies and no more than 55% of the value of its total assets consists of cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies.
The fund intends to meet these requirements. Internal Revenue Service regulations also limit the types of investors that may invest in such a fund. The fund intends to meet this limitation by offering shares only to participating insurance companies and their separate accounts in connection with the purchase of contracts and variable life insurance policies and to certain qualified benefit plans.
The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the fund. No attempt is made to present a complete explanation of the federal tax treatment of the fund’s activities, and this discussion must be read in conjunction with the discussion in the prospectuses and/or statements of additional information for the applicable insurance and annuity contracts. It is not intended as a substitute for careful tax planning, and does not discuss the taxation of insurance companies or the taxation of holders of variable contracts. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the insurance and annuity contracts and the holders thereof.
37

APPENDIX – PROXY VOTING POLICY
The Charles Schwab Family of Funds Schwab Investments Schwab Capital Trust Schwab Annuity Portfolios Laudus Trust Schwab Strategic Trust

PROXY VOTING POLICY
AS OF MARCH 2025

The Boards of Trustees (the “Board”) of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, and Laudus Trust (“Schwab Funds”) and Schwab Strategic Trust (“Schwab ETFs”; collectively with Schwab Funds, the “Funds”) have delegated to the Funds’ investment adviser, Charles Schwab Investment Management, Inc. (“CSIM”), the responsibility to vote proxies relating to the Funds’ portfolio securities pursuant to CSIM’s Proxy Voting Policy (“CSIM Proxy Policy”). On an annual basis, CSIM will report to the Board any changes to the CSIM Proxy Policy and on the implementation of the CSIM Proxy Policy.

Charles Schwab Investment Management, Inc.

PROXY VOTING POLICY
AS OF MARCH 2025

I.
INTRODUCTION

Charles Schwab Investment Management, Inc. (“CSIM”), as an investment adviser, is responsible for voting proxies with respect to the securities held in accounts of investment companies and other clients that have delegated the authority to vote proxies to CSIM. CSIM’s Proxy Committee exercises and documents CSIM’s responsibility with regard to voting of client proxies, including the review and approval of the Proxy Voting Policy (the “Proxy Policy”). CSIM’s Investment Stewardship Team has the primary responsibility for overseeing that voting is carried out consistent with the Proxy Policy. The Investment Stewardship Team also conducts research into proxy issues and carries out engagement activities with companies. The Proxy Committee receives regular reports from the Investment Stewardship Team on these activities.
II.
PHILOSOPHY

As a leading asset manager, it is CSIM’s responsibility to use its proxy votes to encourage transparency, corporate governance structures, and the management of environmental, social and other governance issues that it believes protect and promote shareholder value.
Just as the investors in CSIM’s equity funds generally have a long-term investment horizon, CSIM takes a long-term, measured approach to investment stewardship. CSIM’s client-first philosophy drives all of its efforts, including its approach to decision making. In the investment stewardship context, that unfolds through CSIM’s efforts to appropriately manage risk by encouraging transparency and focusing on corporate governance structures that will help protect and promote shareholder value. CSIM also recognizes that companies can conduct themselves in ways that have important environmental and social consequences. Therefore, CSIM’s focus on maximizing long-term shareholder value includes consideration of potential environmental and social impacts that we believe are relevant to individual companies.
In general, CSIM believes corporate directors, as the elected representatives of all shareholders, are best positioned to oversee the management of their companies. Accordingly, CSIM typically supports a board of directors’ and management’s recommendations on proxy matters. However, CSIM will vote against management’s recommendations when it believes doing so will protect or promote long-term shareholder value.
III.
USE OF PROXY ADVISORS

To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Glass, Lewis & Co., LLC (“Glass Lewis”) as an expert in the proxy voting and corporate governance area. The services provided by Glass Lewis include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping. CSIM has also retained Institutional Shareholder Services Inc. to conduct research and provide voting recommendations on certain topics and may retain additional experts in the proxy voting, corporate governance, and environmental and social areas in the future.
To support CSIM in efficiently executing its votes, Glass Lewis, simultaneously with issuing its voting recommendations, also automatically populates votes based on CSIM’s custom voting guidelines, except for certain ballot items which CSIM elects to vote manually. CSIM’s votes are executed just prior to the vote deadline, which allows CSIM the opportunity to incorporate changes in Glass Lewis voting recommendations or the receipt of additional information from the company or other parties.
IV.
PROXY VOTING PRINCIPLES

CSIM invests on behalf of its clients in companies domiciled all over the world. Since corporate governance standards and best practices differ by country and jurisdiction, the market context is taken into account in the analysis of proposals. Furthermore, there are instances where CSIM may determine that voting is not in the best interests of its clients (typically due to costs or to trading restrictions) and will refrain from submitting votes.
The Proxy Committee reviews CSIM’s proxy voting guidelines with input from the Investment Stewardship Team at least annually and evaluates them in light of the long-term best interests of shareholders. In addition, for U.S. companies, contested director elections, “vote no” campaigns, mergers and acquisitions, some executive compensation and election of director proposals, and many shareholder proposals, including environmental, social, and governance-related proposals, such as those requesting additional environmental, social and political disclosures, are voted on a case-by-case basis by the Investment Stewardship Team.
While the voting policy is in place to provide structure and guidance and ensure CSIM’s approach is consistent and repeatable, CSIM recognizes instances may arise that would benefit from additional research and analysis to determine CSIM’s policy recommendation. As such, CSIM reserves the right to use discretion and apply a case-by-case approach when determining its vote decision for any proposal that it believes warrants added scrutiny by the Investment Stewardship Team.
1

The following is a summary of CSIM’s proxy voting principles which are grouped according to types of proposals usually presented to shareholders in proxy statements.
A.
DIRECTORS AND AUDITORS

i.
Directors
As a starting point, CSIM expects boards to be composed of at least a majority of independent directors and to be responsive to shareholders. CSIM also expects directors that serve on a company’s nominating, compensation or audit committee to be independent. CSIM believes that diversity of background, experience, and skills contribute to a board’s ability to make effective decisions on behalf of shareholders.
Factors that may result in a vote against one or more directors:
●
The board is not majority independent
●
A company board is not sufficiently diverse with respect to background, or the board has not provided a reasonable explanation of board diversity or lack thereof
●
Non-independent directors serve on the nominating, compensation or audit committees
●
A director recently failed to attend at least 75% of meetings or serves on an excessive number of publicly traded company boards
●
A director approved executive compensation schemes that appear misaligned with shareholders’ interests
●
A director recently acted in a manner inconsistent with this Proxy Policy or failed to be responsive to shareholder concerns
●
The company has not provided explicit disclosure of board oversight of material risks
ii.
Contested Director Elections
A proxy contest is when a dissident shareholder (or group of shareholders) proposes outside nominees to compete against incumbent directors. A “Vote No” campaign is when an activist shareholder attempts to solicit votes against certain directors. CSIM evaluates proxy contests and Vote No campaigns on a case-by-case basis and votes for the outcome it believes will maximize long-term shareholder value. CSIM considers numerous factors when making its voting decision, including but not limited to the merit of the campaign, the qualifications of director nominees, long-term company performance compared to peers, board oversight of material risks, and, in the case of proxy contests, the dissident’s and management’s strategic plans for driving improvements.
iii.
Auditors
CSIM typically supports the ratification of auditors unless CSIM believes that the auditors’ independence may have been compromised.
Factors that may result in a vote against the ratification of auditors:
●
Audit-related fees are less than half of the total fees paid by the company to the audit firm
●
A recent material restatement of annual financial statements
●
A pattern of inaccurate audits or other behavior that may call into question an auditor’s effectiveness
B.
BOARD MATTERS

i.
Classified Boards
CSIM generally does not support classified board proposals unless management has provided valid reasoning for the structure.
ii.
Majority Voting
CSIM generally supports majority voting proposals when they call for plurality voting standards in contested elections.
iii.
Proxy Access
CSIM typically supports proxy access proposals when the following criteria are met:
●
Ownership threshold of at least 3% of the company’s outstanding shares held for at least three years
●
Number of nominees is no more than 20% of current board (rounded down to nearest whole number)
●
Group size is capped at 20 shareholders
iv.
Separation of Chair and CEO role
CSIM believes that boards are typically best positioned to determine their leadership structure. Therefore, CSIM will typically not support shareholder proposals requiring the separation of these roles unless certain circumstances are in place.
2

Factors that may result in a vote supporting a shareholder proposal requiring the separation of the Chair and CEO roles include:
●
The board does not have a lead independent director
●
The board is not two-thirds independent
●
The company did not implement a shareholder proposal that was passed by shareholders at two previous shareholder meetings
●
The company nominated directors for election that did not receive a majority of shareholder support at the previous shareholder meeting
●
The company had material financial statement restatements
●
The company’s board adopted a Shareholder Rights Plan during the past year and did not submit it to shareholders for approval
●
Ongoing executive compensation concerns
●
Ongoing financial underperformance
●
Lack of robust lead independent director
v.
Independent Chair
CSIM believes that boards are typically best positioned to determine their leadership structure. Therefore, CSIM will typically not support shareholder proposals requiring an independent chair unless CSIM has concerns regarding a board’s accountability or responsiveness to shareholders.
Factors that may result in a vote supporting a shareholder proposal requiring an independent chair:
●
The board does not have a lead independent director
●
The board is not two-thirds independent
●
The company did not implement a shareholder proposal that was passed by shareholders at two previous shareholder meetings
●
The company nominated directors for election that did not receive a majority of shareholder support at the previous shareholder meeting
●
The company had material financial statement restatements
●
The company’s board adopted a Shareholder Rights Plan during the past year and did not submit it to shareholders for approval
●
Ongoing executive compensation concerns
●
Ongoing financial underperformance
C.
COMPENSATION

i.
Advisory Vote on Executive Compensation and Frequency
CSIM generally supports advisory votes on executive compensation (which are proposed by management and are known as “Say-On-Pay”) when the compensation scheme appears aligned with shareholder economic interests and lacks problematic features.
Factors that may result in a vote against a company’s Say-On-Pay proposal:
●
There is a disconnect identified between executive pay and company performance
●
Executive compensation is out of line with industry peers considering the company’s performance over time
●
Executive compensation plan includes significant guaranteed bonuses or has a low amount of compensation at risk
●
Executive compensation plan offers excessive one-time payments, perquisites, tax-gross up provisions, or golden parachutes
●
Compensation amounts are increased, or goals are lowered without providing a valid explanation
●
Executive compensation plan lacks adequate disclosure or rationale for decisions related to goals and amounts
ii.
Equity Compensation Plans
CSIM generally supports stock-based compensation plans when they do not overly dilute shareholders by providing participants with excessive awards and lack problematic features.
Factors that may result in a vote against Equity Compensation Plans:
●
Plan’s total potential dilution appears excessive
3

●
Plan’s burn rate appears excessive compared to industry peers
●
Plan allows for the re-pricing of options without shareholder approval
●
Plan has an evergreen feature
iii.
Employee Stock Purchase Plans
CSIM supports the concept of broad employee participation in a company’s equity. Therefore, CSIM typically supports employee stock purchase plans when the shares can be purchased at 85% or more of the shares’ market value.
iv.
Re-price/Exchange Option Plans
CSIM generally only supports management proposals to re-price options when the plan excludes senior management and directors, does not excessively dilute shareholders, and the company has not significantly underperformed its industry peers over time.
v.
Compensation-Related Shareholder Proposals
CSIM generally votes with management on compensation-related shareholder proposals. CSIM believes the responsibility for designing an effective executive compensation program lies with the board’s compensation committee, rather than shareholders. Therefore, rather than supporting policies proposed by shareholders, a more appropriate way for shareholders to express discontent with a company’s policies and practices is through the election of directors, the advisory vote on executive compensation, proposals regarding equity plans and/or other executive compensationspecific proposals.
D.
ANTI-TAKEOVER

i.
Shareholder Rights Plans
Shareholder Rights Plans constrain a potential acquirer’s ability to buy shares in a company above a certain threshold without the approval of the company’s board of directors. While such a plan may help a company in achieving a higher bid, it may also entrench the incumbent management and board. CSIM believes that shareholders should have the right to approve a Shareholder Rights Plan within a year of its adoption. CSIM generally votes against such plans if they do not have safeguards to protect shareholder interests.
Factors that may result in a vote against a Shareholder Rights Plan proposal:
●
Plan does not expire in a relatively short time horizon
●
Plan does not have a well-crafted permitted bid or qualified offer feature that mandates shareholder votes in certain situations
●
Plan automatically renews without shareholder approval
●
Company’s corporate governance profile is problematic
ii.
Right to Call Special Meeting
CSIM generally votes against shareholder proposals asking for shareholders to be given the right to call a special meeting unless the threshold to call a special meeting is 25% or more of shares outstanding to avoid wasting corporate resources.
iii.
Right to Act by Written Consent
CSIM generally votes against shareholder proposals asking for shareholders to be given the right to act by written consent if the company already offers shareholders the right to call special meetings. CSIM expects appropriate mechanisms for implementation.
iv.
Supermajority Voting
CSIM generally supports the concept of simple majority standards to pass proposals.
E.
CAPITAL STRUCTURE, MERGERS AND ACQUISITIONS

i.
Increase in Authorized Common Shares
CSIM typically supports proposals to increase the authorized shares unless the company does not sufficiently justify the need for the use of the proposed shares.
ii.
Preferred Shares
CSIM generally supports proposals to create a class of preferred shares with specific voting, dividend, conversion and other rights.
iii.
Mergers and Acquisitions
CSIM generally supports transactions that appear to maximize shareholder value. CSIM assesses these proposals on a case-by-case basis and considers the proposed transaction’s strategic rationale, the offer premium, the board’s oversight of the sales process, and other pertinent factors.
4

?
F.
ENVIRONMENTAL AND SOCIAL SHAREHOLDER PROPOSALS

Effective oversight of material environmental and social risks relevant to a company and its business is an essential board function. In CSIM’s view, appropriate risk oversight of environmental and social issues contributes to sustainable long-term value and companies should provide pertinent information on material risks common to their industry and specific to their business. CSIM evaluates, on a case-by-case basis, shareholder proposals regarding environmental and social issues, including those calling for additional disclosure of material risks to a company, with emphasis placed on those risks identified within the framework of the Sustainability Accounting Standards Board (SASB).
CSIM recognizes that financial performance can be impacted by a company’s environmental, social and human capital management policies. CSIM’s case-by-case evaluation of these proposals takes into consideration a company’s current practices, level of reporting, disclosures by its peers, and the existence of controversies or litigation related to the issue.
CSIM believes that, in most instances, boards are best positioned to determine their company’s strategy and manage its operations, and generally does not support shareholder proposals seeking a change in business practices.
i.
Climate Change Proposals
CSIM believes that companies should provide pertinent information on the management of potential climate change-related risks, with the understanding that the relevance of this disclosure for any specific company will vary depending on its industry and operations. For companies operating in carbon-intensive industries, we believe boards should be considering a range of energy demand scenarios. We generally support proposals requesting additional disclosure on climate change-related impacts when the company’s current reporting is inadequate.
ii.
Corporate Political Activity Proposals
CSIM expects boards of directors to have a stated oversight process for political contributions and lobbying activities. CSIM evaluates proposals asking for disclosure of a company’s political contributions and lobbying activities on a case-by-case basis and considers supporting them if there is no evidence of board oversight, a political spending policy and/or a company’s disclosure is deficient and lags that of its peers.
V.
ADMINISTRATION

A.
CONFLICTS OF INTERESTS

CSIM maintains the following practices that seek to prevent undue influence on its proxy voting activity. Such influence might arise from any relationship between the company holding the proxy (or any shareholder or board member of the company) and CSIM, CSIM’s affiliates, a mutual fund or exchange-traded fund managed by CSIM (“Affiliated Fund”), an affiliate of such Fund, or a CSIM employee. The Proxy Committee has directed that Glass Lewis be instructed to vote any such proxies in the same proportion as the votes of all other shareholders in the fund (i.e., “echo vote”).
With respect to proxies of an underlying Affiliated Fund, the Investment Stewardship Team will ensure that such proxies are “echo voted,” unless otherwise required by law. When required by law or applicable exemptive order, the Investment Stewardship Team will also ensure the “echo voting” of an unaffiliated mutual fund or exchange traded fund. For example, certain exemptive orders issued to a fund by the Securities and Exchange Commission and Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, require the fund, under certain circumstances, to “echo vote” proxies of registered investment companies that serve as underlying investments of the fund.
In addition, with respect to holdings of The Charles Schwab Corporation (“CSC”) (ticker symbol: SCHW), the Investment Stewardship Team will ensure such proxies are echo-voted, unless otherwise required by law.
Where the Proxy Committee has delegated an item to the Investment Stewardship Team, CSIM has taken certain steps to mitigate perceived or potential conflicts of interest, including, but not limited to, the following:
●
maintaining a reporting structure that separates employees with voting authority from those with sales or business relationship authority,
●
reporting of potential conflicts to the Proxy Committee to review the conflict and provide final vote determination,
●
defaulting to the standard CSIM Proxy Voting Policy.
In all other cases, proxy issues that present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM’s clients, will be delegated to Glass Lewis to be voted in accordance with CSIM’s Proxy Voting Guidelines which are set each year based on governance criteria and not influenced by any individual issuer or ballot item.
Where CSIM’s Investment Stewardship Team conducts an engagement meeting with a company, CSIM has taken certain steps to mitigate perceived or potential conflicts of interest, including, but not limited to, the following:
●
ensuring that no members of the board of (i) CSC or (ii) an Affiliated Fund, which are affiliated with such company, are participants in such meetings.
5

B.
FOREIGN SECURITIES/SHAREBLOCKING

Voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:
●
proxy statements and ballots written in a foreign language,
●
untimely and/or inadequate notice of shareholder meetings,
●
restrictions of foreigner’s ability to exercise votes,
●
requirements to vote proxies in person,
●
requirements to provide local agents with power of attorney to facilitate CSIM’s voting instructions.
In consideration of the foregoing issues, CSIM, in conjunction with Glass Lewis, uses its best efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote. In addition, certain foreign countries impose restrictions on the sale of securities for a period of time before and/or after the shareholder meeting. To avoid these trading restrictions, the Proxy Committee instructs Glass Lewis not to vote such foreign proxies (share-blocking).
C.
SECURITIES LENDING

Certain of the funds managed by CSIM enter into securities lending arrangements with lending agents to generate additional revenue for their portfolios. In securities lending arrangements, any voting rights that accompany the loaned securities generally pass to the borrower of the securities, but the lender retains the right to recall a security and may then exercise the security’s voting rights. In order to vote the proxies of securities out on loan, the securities must be recalled prior to the established record date. CSIM will use its best efforts to recall a fund’s securities on loan when deemed appropriate and in the best interest of shareholders and complies with all reporting requirements.
D.
SUB-ADVISORY RELATIONSHIPS

Where CSIM has delegated day-to-day investment management responsibilities to an investment sub-adviser, CSIM may (but generally does not) delegate proxy voting responsibility to such investment sub-adviser. In addition, CSIM may share proxy voting with an investment sub-adviser. Each sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to make voting decisions in the best interest of each investment company and its shareholders, or other client associated with the securities it has been allocated. Each sub-adviser to whom proxy voting has been delegated must inform CSIM of its voting decisions to allow CSIM to implement the votes or in the case of shared voting responsibility, potentially override the sub-adviser’s vote recommendation. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser’s proxy voting policy to determine whether it believes that each sub-adviser’s proxy voting policy is generally consistent with the maximization of the value of CSIM’s clients’ investments by protecting the long-term best interest of shareholders.
E.
REPORTING AND RECORD RETENTION

CSIM will maintain, or cause Glass Lewis to maintain, records that identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients’ proxy voting records and procedures.
CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940, as amended, and the Investment Company Act of 1940, as amended.
6

Schwab Funds®
Schwab® Government Money Market Portfolio	SWPXX
STATEMENT OF ADDITIONAL INFORMATION
April 28, 2025
The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the fund’s prospectus dated April 28, 2025 (as amended from time to time).
The fund’s audited financial statements and the report of the independent registered public accounting firm thereon from the fund’s Form N-CSR for the fiscal year ended December 31, 2024, are incorporated by reference into this SAI.
For a free copy of any of these documents, to request other information, or ask questions about the fund, call 1-877-824-5615. For TDD service, call 1-800-345-2550. In addition, you may visit www.schwabassetmanagement.com/prospectus for a free copy of these documents.
The fund is a series of Schwab Annuity Portfolios (the Trust). The fund is part of the Schwab complex of funds (Schwab Funds). Charles Schwab Investment Management, Inc., dba Schwab Asset Management®, is the investment adviser to the fund (investment adviser).
REG101134-07

INVESTMENT OBJECTIVE
The Schwab Government Money Market Portfolio (the fund) seeks the highest current income consistent with stability of capital and liquidity.
The fund’s investment objective may be changed only by vote of a majority of its outstanding voting shares. A majority of the outstanding voting shares of the fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of the fund are represented at the meeting or (b) more than 50% of the outstanding voting shares of the fund. There is no guarantee the fund will achieve its investment objective.
INVESTMENT STRATEGIES
The fund seeks to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the 1940 Act), as that Rule may be amended from time to time. The Rule’s key provisions govern the maturity, liquidity, quality and diversification of a fund’s money market fund investments. For example, with respect to maturity, Rule 2a-7 currently provides that money funds limit their investments to securities with remaining maturities of 397 days or less, and maintain dollar-weighted average maturities of 60 days or less and a dollar-weighted average life to maturity of 120 days or less, all calculated as described in the Rule. Taxable money funds are subject to minimum liquidity requirements that prohibit a fund from acquiring certain types of securities if, immediately after the acquisition, the fund’s investments in daily or weekly liquid assets would be below 25% or 50%, respectively, of the fund’s total assets. In addition, money funds may only invest in high quality securities. The fund is also subject to strict diversification requirements under Rule 2a-7.
The fund will (i) invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and (ii) under normal circumstances, invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in U.S. government securities, including repurchase agreements that are collateralized fully by U.S. government securities. With respect to the 80% policy, the fund will notify its shareholders at least 60 days before changing the policy.
INVESTMENTS, SECURITIES AND RISKS
The different types of investments that the fund typically may invest in, the investment techniques they may use and the risks normally associated with these investments are discussed below.
The following investment securities, strategies, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of the fund’s acquisition of such security or asset unless otherwise noted. Thus, any subsequent change in values, net assets or other circumstances does not require the fund to sell an investment if it could not then make the same investment. Additionally, for purposes of calculating any restriction for the fund, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7 under the 1940 Act, unless otherwise noted.
From time to time the fund may hold certain securities not otherwise discussed in this SAI as a permissible investment for the fund. To the extent an investment becomes part of the fund’s principal or non-principal investment strategy, the fund will take the necessary steps to identify them as permissible investments. In addition, the fund may receive (i.e., not actively invest) such securities as a result of a corporate action, such as securities dividends, spin-offs or rights issues. In such cases, the fund will not actively add to its position and generally will dispose of the securities as soon as reasonably practicable.
Borrowing. The fund may borrow for temporary or emergency purposes; for example, the fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. The fund’s borrowings will be subject to interest costs. Borrowing can also involve leveraging when securities are purchased with the borrowed money. Leveraging creates interest expenses that can exceed the income from the assets purchased with the borrowed money. In addition, leveraging may magnify changes in the net asset value of the fund’s shares and in its fund yield. The fund is required to comply with the asset coverage requirements of the 1940 Act when it engages in borrowing activities. If assets used to secure a borrowing decrease in value, the fund may be required to pledge additional collateral to avoid liquidation of those assets.
The fund may establish lines-of-credit (lines) with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by the fund within 60 days and is not extended or renewed. The fund may use the lines to meet large or unexpected redemptions that would otherwise force the fund to liquidate securities under circumstances which are unfavorable to the fund’s remaining shareholders. The fund will pay fees to a bank if it uses its lines.
Concentration means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry’s securities.
Credit and Liquidity Supports or Enhancements may be employed by issuers or the fund to reduce the credit risk of their securities. Credit supports include letters of credit, insurance, total return and credit swap agreements and guarantees provided by foreign and domestic financial institutions. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an
1

investment from the issuer of the security to the support provider. The investment adviser may rely on its evaluation of the credit and liquidity support provider in determining whether to purchase or hold a security enhanced by such a support. Changes in the credit quality of a support provider could cause losses to the fund.
Cyber Security Risk. As the use of technology, including cloud-based technology, and the frequency of cyber attacks in the market has become more prevalent, the fund is potentially more susceptible to operational and information security risks resulting from breaches in cybersecurity that may lead to financial losses. A breach in cybersecurity refers to both intentional and unintentional events that may, among other things, cause the fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, or otherwise disrupt normal business operations. This in turn could adversely affect the fund and its shareholders by, among other things, interfering with the processing of shareholder transactions; impeding the fund’s ability to calculate its net asset value (NAV); causing the release or misuse of confidential fund information or private shareholder information (which may violate privacy and other laws, including those related to identity theft). A cyber attack may cause financial losses by impeding trading, causing reputational damage, and subjecting the fund to regulatory penalties, fines, reimbursement or other compensation costs. Additional compliance costs could be associated with corrective measures and/or cybersecurity risk management. Cybersecurity breaches may involve unauthorized access to the fund’s digital information systems (e.g., through “hacking” or malicious software coding), and may come from multiple sources, including from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users) or cyber extortion, including exfiltration of data held for ransom and/or “ransomware” attacks that render systems inoperable until ransom is paid, or insider actions (e.g., intentionally or unintentionally harmful acts of adviser personnel). In addition, cybersecurity breaches involving the fund’s third-party service providers (e.g., the fund’s custodian and transfer agent), trading counterparties or issuers in which the fund invests can also subject the fund to many of the same risks associated with direct cybersecurity breaches or extortion of data. Recently, geopolitical tensions may have increased the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.
Cybersecurity failures or breaches may result in financial losses to the fund and its shareholders. For example, cybersecurity failures or breaches involving trading counterparties or issuers in which the fund invests could adversely impact such counterparties or issuers and cause the fund’s investment to lose value.
Although the investment adviser has business continuity plans and risk management systems designed to reduce the risks associated with cybersecurity, there are inherent limitations in these plans and systems, including the possibility that certain risks have not been identified, in large part because different or unknown threats may emerge in the future. As such, there is no guarantee that such efforts will succeed, especially because the fund does not directly control the cybersecurity systems of issuers in which the fund may invest, trading counterparties or third-party service providers to the fund. Such entities have experienced cyber attacks and other attempts to gain unauthorized access to systems from time to time, and there is no guarantee that efforts to prevent or mitigate the effects of such attacks or other attempts to gain unauthorized access will be successful. There is also a risk that cybersecurity breaches may not be detected. There can be no assurance that the fund will not suffer losses relating to cyber attacks on the fund, their service providers, trading counterparties or the issuers in which the fund invests.
Debt Securities are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically “IOUs,” but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed-, variable- or floating-rate of interest on the amount of money borrowed (the principal) until it is paid back upon maturity.
Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Conversely, when interest rates rise, the prices of debt securities generally fall. Debt securities may also experience price changes when interest rates are anticipated to change. Certain debt securities have call features that allow the issuer to redeem their outstanding debts prior to final maturity. Depending on the call feature, an issuer may pre-pay its outstanding debts and issue new ones paying lower interest rates. If an issuer redeems its debt securities prior to final maturity, the fund may have to replace these securities with lower yielding securities, which could result in a lower return. This is known as prepayment risk and is more likely to occur in a falling interest rate environment. In a rising interest rate environment, prepayment on outstanding debt securities is less likely to occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest.
A change in a central bank’s monetary policy or economic conditions may lead to a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of debt securities in which the fund invests. Some debt securities, such as bonds with longer durations, are more sensitive to interest rate changes than others and may experience an immediate and considerable reduction in value if interest rates rise. Longer duration securities tend to be more volatile than shorter duration securities. As the values of debt securities in the fund’s portfolio adjust to a rise in interest rates, the fund’s share price may fall. In the event that the fund holds a large portion of its portfolio in longer duration securities when interest rates increase, the share price of the fund may fall significantly.
Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all. This is called credit risk. Corporate debt securities (bonds) tend to have higher credit risk generally than U.S. government debt securities. Debt securities also may be subject to price volatility due to market perception of future interest rates, the creditworthiness of the issuer and general market liquidity (market risk).
2

Corporate bonds are debt securities issued by corporations. Although a higher return is expected from corporate bonds, these securities, while subject to the same general risks as U.S. government securities, are subject to greater credit risk than U.S. government securities. Their prices may be affected by the perceived credit quality of their issuer.
Delayed-Delivery Transactions include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, the fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. When the fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses. Under Rule 18f-4 under the 1940 Act, a money market fund is only permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. These requirements may limit the ability of the fund to invest in securities on a when-issued or forward-settling basis, or with a non-standard settlement cycle, as part of its investment strategies.
Diversification involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. The fund is a series of an open-end investment management company. The fund is a diversified mutual fund. The fund follows the regulations set forth by the SEC that dictate the diversification requirements for money market mutual funds. The fund also must comply with certain IRS regulations that impose asset diversification requirements. See “Taxation” for more information.
Illiquid Securities means any securities that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the amount at which the fund has valued the instruments. The liquidity of the fund’s securities is monitored under the supervision and direction of the Board of Trustees and is governed by provisions of the 1940 Act, which provide that a fund may not acquire any illiquid security if, immediately after the acquisition, the fund would have invested more than 5% of the fund’s total assets in illiquid securities. Securities currently not considered liquid include, among others, repurchase agreements not maturing within seven days that are not subject to a demand feature of seven days or less and certain restricted securities. Any security may become illiquid at times of market dislocation.
Inflation/Deflation Risk. The fund may be subject to inflation and deflation risk. Inflation risk is the risk that the present value of assets or income from the fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the fund’s assets can decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the fund’s assets.
Interfund Borrowing and Lending. The SEC has granted an exemption to the Schwab Funds that permits the fund to borrow money from and/or lend money to other funds in the Fund Complex as defined under “Management of the Fund.” All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees.
Market Disruptions Risk. The fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, tariffs, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, epidemics and pandemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the fund to lose value. These events can also impair the technology and other operational systems upon which the fund’s service providers, including Schwab Asset Management as the fund’s investment adviser, rely, and could otherwise disrupt the fund’s service providers’ ability to fulfill their obligations to the fund.
A widespread health crisis, such as an infectious disease outbreak, epidemic or pandemic, could cause substantial market volatility, securities exchange suspensions, restrictions or closures, and other deleterious effects, any of which could disrupt fund operations and adversely affect fund performance. For example, the outbreak of COVID-19, a novel coronavirus disease, caused volatility, severe market dislocations and liquidity constraints in many markets, including those in which the fund invests. Efforts to contain the spread of infectious disease could result in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that could have negative economic effects. Such disruptions could lead to instability in the market place, including losses and overall volatility. Future health crises could adversely affect economies, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways.
War, terrorism and related responses and events could cause substantial market volatility, disrupt fund operations and adversely affect fund performance. For example, Russia’s military invasion of Ukraine in February 2022, responses by the United States and other countries to the invasion and the potential for wider conflict have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals that, among other restrictions, prohibit companies from doing business with Russia and Russian issuers, and may adversely affect companies
3

with economic or financial exposure to Russia and Russian issuers. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. Additionally, armed conflict between Israel and Hamas and other militant groups in the Middle East and related events could cause significant market disruptions and volatility. These events and other similar events could negatively affect the fund’s performance.
U.S. and global markets have experienced increased volatility in past years, including as a result of the failures of certain U.S. and non-U.S. banks, which could be harmful to the fund and issuers in which it invests. For example, if a bank in which the fund or an issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer fails, the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by issuers in which the fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the fund and issuers in which it invests.
International trade tensions may arise from time to time which could result in trade tariffs, embargos or other restrictions or limitations on trade. The imposition of any actions on trade could trigger a significant reduction in international trade, an oversupply of certain manufactured goods, substantial price reductions of goods, possible failure of individual companies or industries, slower economic growth or recession, inflation, increased unemployment or market volatility, any of which could have a negative impact on the fund’s performance. Recently the United States has increased tariffs or threatened to increase tariffs on imports from certain countries and on certain imported goods. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to retaliatory actions by other countries and an escalation of trade barriers, and could heighten the aforementioned risks to the fund.
The foregoing could lead to a significant economic downturn or recession, increased market volatility, market closures, changes in interest rates, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the fund. In certain cases, an exchange or market may close or issue trading halts on specific securities or even the entire market, which may result in the fund being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price its investments.
To satisfy any shareholder redemption requests during periods of extreme volatility, it is more likely the fund may be required to dispose of portfolio investments at inopportune times or prices.
Maturity of Investments generally will be determined using the portfolio securities’ final maturity dates or a shorter period as permitted by Rule 2a-7. For a government security that is a variable-rate security where the variable rate of interest is readjusted at least every 397 calendar days, the maturity is deemed to be equal to the period remaining until the next readjustment of the interest rate. A government security that is a floating-rate security is deemed to have a maturity of one day. A short-term variable-rate security is deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A long-term variable-rate security that is subject to a demand feature is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A short-term floating-rate security is deemed to have a maturity of one day. A long-term floating-rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A repurchase agreement is deemed to have a maturity equal to the period remaining until the date on the repurchase of the underlying securities is scheduled to occur, or, where the agreement is subject to a demand, the notice period applicable to the demand for repurchase of the securities. A securities lending agreement will be treated as having a maturity equal to the period remaining until the date on which the loaned securities are scheduled to be returned, or where the agreement is subject to demand, the notice period applicable to a demand for the return of the loaned securities.
Money Market Funds typically seek current income by investing in money market securities. Certain money market funds seek a stable share price of $1.00, while others have a share price that fluctuates. Certain money market funds may impose a fee upon the sale of shares. For a more detailed discussion of the risks of money market securities, please refer to “Money Market Securities” below.
Money Market Securities are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, bankers’ acceptances, notes and time deposits. Certificates of deposit and time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. Bankers’ acceptances are credit instruments evidencing a bank’s obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs.
Money market securities pay fixed-, variable- or floating-rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure.
4

Money market securities may be issued with puts or sold separately; these puts, which are sometimes called demand features or guarantees, are agreements that allow the buyer to sell a security at a specified price and time to the seller or “put provider.” When the fund buys a put, losses could occur as a result of the costs of the put or if it exercises its rights under the put and the put provider does not perform as agreed. Standby commitments are types of puts.
Banker’s Acceptances or Notes are credit instruments evidencing a bank’s obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. The fund will invest only in banker’s acceptances of banks that have capital, surplus and undivided profits in the aggregate in excess of $100 million.
Certificates of Deposit or Time Deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. The fund will invest only in certificates of deposit of banks that have capital, surplus and undivided profits in the aggregate, in excess of $100 million.
Commercial Paper consists of short term, promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.
Promissory Notes are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.
Mutual Funds (open-end mutual funds) are registered investment companies, which may issue and redeem their shares on a continuous basis. Closed-end mutual funds are registered investment companies that offer a fixed number of shares and are usually listed on an exchange. These funds generally offer investors the advantages of diversification and professional investment management, by combining shareholders’ money and investing it in various types of securities, such as stocks, bonds and money market securities. These funds also make various investments and use certain techniques in order to enhance their performance. These may include entering into delayed-delivery and when-issued securities transactions or swap agreements; buying and selling futures contracts, illiquid and restricted securities and repurchase agreements and borrowing or lending money and/or portfolio securities. The risks of investing in these funds generally reflect the risks of the securities in which these funds invest and the investment techniques they may employ. Also, these funds charge fees and incur operating expenses.
Quality of Investments. The fund follows regulations set forth by the SEC that dictate the quality requirements for money market mutual funds as such regulations may be amended or interpreted from time to time. Under the regulations, money market funds are required to limit their investments to “eligible securities,” which are defined to mean either (i) a security with a remaining maturity of 397 calendar days or less that a fund’s board of directors (or its delegate) determines presents minimal credit risks to the fund; (ii) a security that is issued by a registered investment company that is a money market fund; or (iii) a security that is a government security. To qualify as a government money market fund under the regulations, the fund invests almost exclusively in government securities, which are considered “eligible securities” under Rule 2a-7 and present minimal credit risks.
Money market funds are required to limit their investments to “eligible securities,” which are defined to mean securities with a remaining maturity of 397 calendar days or less that a fund’s board of directors (or its delegate) determines presents minimal credit risks to the fund. The amended rule requires a money market fund’s board, or an appropriate delegate, to consider a series of factors that money market funds have traditionally used to evaluate the creditworthiness of a portfolio security, including the issuer’s or guarantor’s: (i) financial condition, (ii) sources of liquidity; (iii) ability to react to market-wide and issuer- or guarantor-specific events, including the ability to repay debt in a highly adverse situation; and (iv) position within its industry, as well as industry strength within the economy and relative economic trends. The fund’s board or its delegate will consider the factors above in connection with making the minimal credit risk determination.
Repurchase Agreements involve the fund buying securities from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counter-party) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. Repurchase agreements entered into by the fund (other than those where the U.S. government, one of its agencies or one of its instrumentalities is a counter-party) will provide that the underlying collateral, which may be in the form of cash or U.S. government securities, shall at all times have a value at least equal to 100% of the resale price stated in the agreement. Repurchase agreements where the U.S. government, one of its agencies or one of its instrumentalities is a counter-party will provide that the underlying collateral shall have a value at least equal to 100% of the sale price stated in the agreement. Repurchase agreements collateralized entirely by cash or U.S. government securities may be deemed to be collateralized fully pursuant to Rule 2a-7 and may be deemed to be investments in the underlying securities.
Restricted Securities are securities that are subject to legal restrictions on their sale. Difficulty in selling restricted securities may result in a loss or be costly to a portfolio. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (the 1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If,
5

during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security. Certain restricted securities such as tender option bonds, commercial paper and other promissory notes may be issued under Section 4(a)(2) of the 1933 Act and may be sold only to qualified institutional buyers, such as the fund, under 1933 Act Rule 144A. Securities purchased through a private placement offering are also restricted securities. These securities may be considered to be liquid if they meet the criteria for liquidity established by the Board. To the extent the fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund’s portfolio may be increased if such securities become illiquid or if buyers in that market become unwilling to purchase the securities.
Reverse Repurchase Agreements. In a reverse repurchase agreement, the fund would sell a security in exchange for cash and enter into an agreement to repurchase the security at a specified future date and price. The fund generally retains the right to interest and principal payments on the security. If the fund uses the cash it obtains to invest in other securities, this may be considered a form of leverage and may expose the fund to a greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities.
Securities of Other Investment Companies. Investment companies generally offer investors the advantages of diversification and professional investment management, by combining shareholders’ money and investing it in securities such as stocks, bonds and money market instruments. Investment companies include: (1) open-end funds (commonly called mutual funds) that issue and redeem their shares on a continuous basis; (2) business development companies that generally invest in, and provide services to, privately-held companies or thinly-traded public companies; (3) closed-end funds that offer a fixed number of shares, and are usually listed on an exchange; (4) unit investment trusts that generally offer a fixed number of redeemable shares; and (5) money market funds that typically seek current income by investing in money market securities (see the sections titled “Money Market Funds” and “Money Market Securities” for more information). Certain open-end funds, closed-end funds and unit investment trusts are traded on exchanges.
Investment companies may make investments and use techniques designed to enhance their performance. These may include delayed-delivery and when-issued securities transactions; swap agreements; buying and selling futures contracts, illiquid, and/or restricted securities and repurchase agreements; and borrowing or lending money and/or portfolio securities. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Also, investment companies charge fees and incur expenses.
Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which the fund may invest in another investment company may be limited. Except as described below, the 1940 Act currently requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a fund’s total assets will be invested in the securities of any one acquired investment company (“acquired fund”), (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of acquired funds as a group and (iii) not more than 3% of the outstanding voting stock of any one acquired fund will be owned by a fund.
The limitations described above do not apply to investments in money market funds subject to certain conditions. The fund may invest in affiliated and unaffiliated money market funds without limit under Rule 12d1-1 under the 1940 Act subject to the fund’s investment policies and restrictions and the conditions of the Rule.
Rule 12d1-4 allows a fund to acquire shares of an acquired fund in excess of the limitations currently imposed by the 1940 Act. Fund of funds arrangements relying on Rule 12d1-4 will be subject to several conditions, certain of which are specific to a fund’s position in the arrangement (i.e., as an acquiring or acquired fund). Notable conditions include those relating to: (i) control and voting that prohibit an acquiring fund, its investment adviser (or a sub-adviser) and their respective affiliates from beneficially owning more than 25% of the outstanding voting securities of an unaffiliated acquired fund; (ii) certain required findings relating to complexity, fees and undue influence (among other things); (iii) fund of funds investment agreements; and (iv) general limitations on an acquired fund’s investments in other investment companies and private funds to no more than 10% of the acquired fund’s asset, except in certain circumstances. To the extent the fund is an acquired fund, the limitations placed on acquired funds under Rule 12d1-4 may impact the investments made by the fund.
Stripped Securities are securities whose income and principal components are detached and sold separately. While risks associated with stripped securities are similar to other securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by the Federal Reserve Bank are obligations of the U.S. Treasury.
U.S. Government Securities are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the U.S. government. Some U.S. government securities, such as those issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), the Student Loan Marketing Association (Sallie Mae) and the Federal Home Loan Banks (FHLB), are supported by a line of credit the issuing entity has with the U.S. Treasury. Securities issued by other issuers are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB). There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. U.S. government securities, including U.S. Treasury securities, are among the safest securities; however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their yields and prices to fluctuate.
In September 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to Fannie Mae and Freddie Mac and the assets of Fannie Mae and Freddie Mac. In connection with
6

the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement (SPA) with each of Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury agreed to purchase up to 1,000,000 shares of senior preferred stock with an aggregate initial liquidation preference of $1 billion and obtained warrants and options for the purchase of common stock of each of Fannie Mae and Freddie Mac. Under the SPAs as currently amended, the U.S. Treasury has pledged to provide financial support to a government-sponsored enterprise (GSE) in any quarter in which the GSE has a net worth deficit as defined in the respective SPA. The SPAs contain various covenants that severely limit each enterprise’s operations.
The conditions attached to entering into the SPAs place significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the U.S. Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. Under a letter agreement entered into in January 2021, each enterprise is permitted to retain earnings and raise private capital to enable them to meet the minimum capital requirements under the FHFA’s Enterprise Regulatory Capital Framework (“ERCF”). The letter agreement also permits each enterprise to develop a plan to exit conservatorship, but may not do so until litigation involving the conservatorships is resolved and each enterprise has the minimum capital required by FHFA’s rules. In addition, significant restrictions are placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and mortgage-backed securities, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury, market responses to developments at Freddie Mac and Fannie Mae, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by Freddie Mac and Fannie Mae, including any such mortgage-backed securities held by a fund.
Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The SPAs are intended to enhance each of Fannie Mae’s and Freddie Mac’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of the FHFA determines that the FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed. Under amendments to the ERCF, Fannie Mae and Freddie Mac have published capital disclosures which provide additional information about their capital position and capital requirements on a quarterly basis since the first quarter of 2023 and delivered their first capital plans to FHFA in May 2023. The FHFA finalized amendments to certain provisions of the ERCF in November 2023 that modify various capital requirements for Freddie Mac and Fannie Mae. The FHFA recently announced plans to consider taking Fannie Mae and Freddie Mac out of conservatorship. Should Fannie Mae and Freddie Mac be taken out of conservatorship, it is unclear whether the U.S. Treasury would continue to enforce its rights or perform its obligations under the SPAs. It also is unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed post-conservatorship, and what effects, if any, the privatization of Fannie Mae and Freddie Mac will have on their creditworthiness and guarantees of certain mortgage-backed securities. The ERCF requires Fannie Mae and Freddie Mac, upon exit from conservatorship, to maintain higher levels of capital than prior to conservatorship to satisfy their risk-based capital requirements, leverage ratio requirements and prescribed buffer amounts. Accordingly, should the FHFA take Fannie Mae and Freddie Mac out of conservatorship, there could be an adverse impact on the value of their securities which could cause the fund’s investments to lose value.
A default by the U.S. government on a portfolio investment could cause the fund’s share price or yield to fall. The risk of default on U.S. government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling or periodic legislation to fund the government. If the U.S. Congress is unable to negotiate an increase to the statutory debt ceiling or pass legislation to fund the government, the U.S. government may default on certain U.S. government securities including those held by the fund, which could have an adverse impact on the fund. In August 2011, the long-term credit rating of the U.S. government was downgraded by a major rating agency as a result of concern about the U.S. government’s budget deficit and rising debt burden. More recently, in August 2023, another major rating agency downgraded the long-term credit rating of the U.S. government due to a combination of expected fiscal deterioration, a high and growing government debt burden and an erosion of governance relative to peers. Similar downgrades in the future could increase volatility in domestic and foreign financial markets, result in higher interest rates, lower prices of U.S. Treasury securities and increase the costs of different kinds of debt. It is possible that under certain scenarios the U.S. government could default on its debt, including U.S. Treasury securities.
U.S. Treasury Securities are obligations of the U.S. Treasury and include bills, notes and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States government.
Variable- and Floating-Rate Debt Securities pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security’s value.
Some variable-rate securities may be combined with a put or demand feature (variable-rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may be subject to termination if the particular issuer’s credit rating falls below investment grade or if the issuer
7

fails to make payments on other debt. While most variable-rate demand securities allow a portfolio to exercise its demand rights at any time, some such securities may only allow a portfolio to exercise its demand rights at certain times, which reduces the liquidity usually associated with this type of security. There may also be a period of time between when a portfolio exercises its demand rights and when the demand feature provider is obligated to pay. A portfolio could also suffer losses in the event that the issuer defaults on demand feature provider, usually a bank, fails to meet its obligation to pay the demand.
Certain variable- and floating-rate debt securities are subject to rates that are tied to an interest rate. Some instruments in which the funds have invested are or were tied to forms of the London Interbank Offered Rate (LIBOR). LIBOR was the basic rate of interest used in lending transactions between banks on the London interbank market and has been widely used as a reference for setting the interest rate on loans globally. As a result of benchmark reforms, publication of all LIBOR settings has ceased as of September 30, 2024. All outstanding instruments or investments using synthetic LIBOR settings are expected to transition to alternative floating rate benchmarks. Regulated entities have generally ceased entering into new LIBOR contracts in connection with regulatory requirements. As a result of legislative mechanisms and industry-wide efforts to replace LIBOR with alternative floating-rate benchmarks, LIBOR has been replaced with an alternative already in many instruments. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance, unavailability or replacement, all of which may affect the value, volatility, liquidity or return on certain of the fund’s investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades. The transition from LIBOR to alternative reference rates may result in operational issues for the fund or its investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on the fund and its investments. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.
INVESTMENT LIMITATIONS AND RESTRICTIONS
The following investment limitations may be changed only by a vote of a majority of the fund’s outstanding voting shares.
The fund may not:
(1)
Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(2)
Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(3)
Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(4)
Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(5)
Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(6)
Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(7)
Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(8)
Purchase securities or make investments other than in accordance with its investment objective and policies.
The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions.
Borrowing. The 1940 Act restricts an investment company from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 ⅓% of its total assets (not including temporary borrowings not in excess of 5% of its total assets). Transactions that are entered into in accordance with the conditions to applicable SEC requirements shall not be regarded as borrowings for the purposes of the fund’s investment restriction.
Concentration. The SEC has defined concentration as investing more than 25% of an investment company’s total assets in an industry or group of industries, with certain exceptions.
Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities, or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the fund. Money market funds that satisfy the applicable diversification requirements of Rule 2(a)(7) of the 1940 Act are deemed to satisfy the 1940 Act’s diversification requirements.
Lending. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.
8

Real Estate. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. The fund has adopted a fundamental policy that would permit direct investment in real estate. However, the fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of the fund’s Board.
Senior Securities. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. The 1940 Act generally prohibits an investment company from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, when such investments are entered into in accordance with the conditions to applicable SEC requirements.
Underwriting. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified investment company may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.
Other Investment Policies
The following are non-fundamental investment policies and restrictions, and may be changed by the Board of Trustees.
The fund may not:
(1)
Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities), if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries.
(2)
Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITS), (ii) purchase or sell futures contracts, options contracts, equity index participations, and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.
(3)
Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(4)
Lend any security or make any other loan if, as a result, more than 33 ⅓% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).
(5)
Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leverage) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 ⅓% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).
(6)
Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).
(7)
Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures or other derivative instruments shall not constitute purchasing securities on margin.
Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the fund’s acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing and futures and option contracts, any subsequent change in total or net assets, as applicable, or other circumstances does not require the fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause the fund to exceed its limitation, the fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.
MANAGEMENT OF THE FUND
The fund is overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of the fund. The trustees met five times during the most recent fiscal year.
Certain trustees are “interested persons.” A trustee is considered an interested person (Interested Trustee) of the Trust under the 1940 Act if he or she is an officer, director, or an employee of Schwab Asset Management or Charles Schwab & Co., Inc. (Schwab or the distributor). A trustee also may be considered an interested person of the Trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation (CSC), a publicly traded company and the parent company of Schwab Asset Management and Schwab.
9

As used herein, the terms “Fund Complex” and “Family of Investment Companies” each refer collectively to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios, Schwab Capital Trust, Schwab Strategic Trust and Laudus Trust which, as of April 28, 2025, included 108 funds. As used herein, the term “Schwab Funds” refers collectively to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust; and the term “Schwab ETFs” refers to Schwab Strategic Trust.
Each of the officers and/or trustees serves in the same capacity, unless otherwise noted, for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The tables below provide information about the trustees and officers for the Trust, which includes the fund in this SAI. The address of each individual listed below is 211 Main Street, San Francisco, CA 94105.
Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served(1))	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships During the Past Five Years
INDEPENDENT TRUSTEES
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired.	108	None
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	108	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director (2004‑present), Corcept Therapeutics Incorporated Director (2009‑2021), Adamas Pharmaceuticals, Inc.
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018-present), Fulham Advisers LLC (management consulting).	108	None
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008-present), Patmore Management Consulting (management consulting).	108	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Retired.	108	None
10

Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served(1))	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships During the Past Five Years
INTERESTED TRUSTEES
Omar Aguilar(2) 1970 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2025)	Director (Oct. 2024-present), Chief Executive Officer (Jan. 2022-present), President (Oct. 2023-present), Chief Investment Officer (Apr. 2011-present) and Senior Vice President (Apr. 2011-Jan. 2022), Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022-July 2024), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Sept. 2023-present), President (Oct. 2023-present), Chief Investment Officer (June 2011-present) and Vice President (June 2011-Sept. 2023), Schwab Funds, Laudus Trust and Schwab ETFs.	108	None
Richard A. Wurster(2) 1973 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Director and Chief Executive Officer (Jan. 2025-present), President (Oct. 2021-present), and Executive Vice President – Schwab Asset Management Solutions (Apr. 2019-Oct. 2021), The Charles Schwab Corporation; President, Director (Nov. 2021-Dec. 2024), Executive Vice President – Schwab Asset Management Solutions (July 2019-Oct. 2021), Charles Schwab & Co., Inc.; President (Nov. 2021-Dec. 2024), Schwab Holdings, Inc.; Director (Oct. 2021-present) and Chief Executive Officer (Nov. 2019-Jan. 2022), Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and President (Mar. 2018-Oct. 2022), Charles Schwab Investment Advisory, Inc.	108	Director (2025‑present), The Charles Schwab Corporation
Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served(3))	Principal Occupations During the Past Five Years
OFFICERS
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Director (Oct. 2024-present), Chief Executive Officer (Jan. 2022-present), President (Oct. 2023-present), Chief Investment Officer (Apr. 2011-present) and Senior Vice President (Apr. 2011-Jan. 2022), Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022-July 2024), Charles Schwab Investment Advisory, Inc.; Trustee (Jan. 2025-present), Chief Executive Officer (Sept. 2023-present), President (Oct. 2023-present), Chief Investment Officer (June 2011-present) and Vice President (June 2011-Sept. 2023), Schwab Funds, Laudus Trust and Schwab ETFs.
Jessica Seidlitz
1978
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust from 2013‑2017 and since 2023)	Chief Operating Officer and Chief Financial Officer (Sept. 2024-present), Managing Director (Nov. 2023-present), and Chief Compliance Officer (Nov. 2023-Dec. 2024), Charles Schwab Investment Management, Inc.; Managing Director (Jan. 2019-present), Charles Schwab & Co., Inc.; Chief Compliance Officer (Mar. 2021-June 2023), Schwab Wealth Advisory, Inc.; Chief Operating Officer (Sept. 2024–present), and Chief Compliance Officer (Oct. 2023-Dec. 2024), Schwab Funds, Laudus Trust and Schwab ETFs.
Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2023)	Treasurer and Chief Financial Officer (Jan. 2023-present) and Assistant Treasurer (Dec. 2015-Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023-present), Vice President (Mar. 2022-Mar. 2023) and Director (Oct. 2015-Mar. 2022), Charles Schwab Investment Management, Inc.; Managing Director (May 2022-present) and Vice President (Apr. 2022-May 2022), Charles Schwab & Co., Inc.
Patrick Cassidy
1964
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Chief Investment Officer (Oct. 2023-present) and Vice President (Feb. 2018-present), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023-present), Chief Investment Officer (Oct. 2023-present), and Senior Vice President (Oct. 2012-Mar. 2023), Charles Schwab Investment Management, Inc.
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Managing Director (Mar. 2023-present), Senior Vice President (Jan. 2020-Mar. 2023) and Chief Investment Officer (Jan. 2020-present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021-present), Schwab Funds, Laudus Trust and Schwab ETFs.
11

Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served(3))	Principal Occupations During the Past Five Years
OFFICERS
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Chief Legal Officer (Mar. 2022-present), Managing Director (Mar. 2023-present) and Vice President (Sept. 2005-Mar. 2023), Charles Schwab Investment Management, Inc.; Managing Director (May 2022-present) and Vice President (Aug. 2005-May 2022), Charles Schwab & Co., Inc.; Vice President (Dec. 2005-present) and Chief Legal Officer and Clerk (Mar. 2007-present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021-present), Vice President (Nov. 2005-Oct. 2021) and Assistant Secretary (June 2007-Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021-present), Vice President and Assistant Secretary (Oct. 2009-Oct. 2021), Schwab ETFs.

(1)
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.

?
(2)
Mr. Aguilar and Mr. Wurster are Interested Trustees. Mr. Aguilar and Mr. Wurster are Interested Trustees because each owns stock of CSC, the parent company of Schwab Asset Management, the investment adviser for the trusts in the Fund Complex. In addition, Mr. Wurster is an employee of Charles Schwab & Co., Inc., the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.

(3)
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Board Leadership Structure
The Chairman of the Board, Richard A. Wurster, is Chief Executive Officer and a member of the Board of Directors of CSC and an interested person of the Trust as that term is defined in the 1940 Act. The Board is comprised of a super-majority (78 percent) of trustees who are not interested persons of the Trust (i.e., independent trustees). There are three primary committees of the Board: the Audit, Compliance and Valuation Committee; the Governance Committee; and the Investment Oversight Committee. Each of the Committees is chaired by an independent trustee, and each Committee is currently comprised solely of independent trustees. The Committee chairs preside at Committee meetings, participate in formulating agendas for those meetings, and coordinate with management to serve as a liaison between the independent trustees and management on matters within the scope of the responsibilities of each Committee as set forth in its Board-approved charter. The independent trustees meet regularly in executive session without management. While the Board does not have single lead independent trustee, the chair of the Governance Committee leads executive sessions held by the independent trustees and coordinates responses from the independent trustees to management. The Board has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Board made this determination in consideration of, among other things, the fact that the independent trustees of the Trust constitute a super-majority of the Board, the fact that Committee chairs are independent trustees, the number of funds (and classes) overseen by the Board, and the total number of trustees on the Board.
Board Oversight of Risk Management
Like most investment companies, fund management and its other service providers have responsibility for day-to-day risk management for the fund. The Board’s duties, as part of its risk oversight of the Trust, consist of monitoring risks identified during regular and special reports to the Committees of the Board, as well as regular and special reports to the full Board. In addition to monitoring such risks, the Committees and the Board oversee efforts of fund management and service providers to manage risks to which the funds of the Trust may be exposed. For example, the Investment Oversight Committee meets with portfolio managers and receives regular reports regarding investment risk and credit risk of the fund’s portfolio. The Audit, Compliance and Valuation Committee meets with the fund’s Chief Compliance Officer and Chief Financial Officer and receives regular reports regarding compliance risks, operational risks and risks related to the valuation and liquidity of portfolio securities. From its review of these reports and discussions with management, each Committee receives information about the material risks of the funds of the Trust and about how management and service providers mitigate those risks, enabling the independent Committee chairs and other independent members of the Committees to discuss these risks with the full Board.
The Board recognizes that not all risks that may affect the fund can be identified nor can processes and controls be developed to eliminate or mitigate the occurrence or effects of certain risks; some risks are simply beyond the reasonable control of the fund, its management, and service providers. Although the risk oversight functions of the Board, and the risk management policies of fund management and fund service providers, are designed to be effective, there is no guarantee that they will eliminate or mitigate all risks. In addition, it may be necessary to bear certain risks (such as investment-related risks) to achieve the fund’s investment objective. As a result of the foregoing and other factors, the fund’s ability to manage risk is subject to significant limitations.
Individual Trustee Qualifications
The Board has concluded that each of the trustees should initially and continue to serve on the Board because of (i) his or her ability to review and understand information about the Trust provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management regarding material factors bearing on the management of the Trust, and to exercise their business judgment in a manner that serves the best interests of the Trust’s shareholders and (ii) the trustee’s experience, qualifications, attributes or skills as described below.
12

The Board has concluded that Mr. Aguilar should serve as trustee of the Trust because of the experience he gained as chief executive officer, chief investment officer, and president of Schwab Asset Management, the Schwab Funds, Schwab ETFs and Laudus Funds, as well as his knowledge of and experience in financial and investment management services.
The Board has concluded that Mr. Beer should serve as trustee of the Trust because of the experience he gained serving as director, president and chief executive officer of Principal Funds and his knowledge and experience in the investment management industry.
The Board has concluded that Mr. Burns should serve as trustee of the Trust because of the experience he gained as managing director of Pacific Investment Management Company, LLC (PIMCO) and president of PIMCO Funds as well as the experience he has gained serving as trustee of the Schwab ETFs since 2009, and the Schwab Funds and Laudus Trust since 2016.
The Board has concluded that Ms. Heller should serve as trustee of the Trust because of the experience she gained as president of TIAA Charitable and as senior managing director at TIAA, the experience she has gained serving on other non-public company boards, her knowledge of and experience in the financial services industry, as well as the experience she has gained serving as trustee of the Schwab Funds and Schwab ETFs since 2018.
The Board has concluded that Mr. Mahoney should serve as trustee of the Trust because of the experience he gained serving as trustee of the Schwab Funds and Laudus Trust since 2011 and Schwab ETFs since 2016, as co-chief executive officer of McKesson Corporation, and his service on other public company boards.
The Board has concluded that Ms. Moncreiff should serve as trustee of the Trust because of the experience she gained as chief investment officer of CareGroup Healthcare System, the experience she has gained serving on other non-public company boards, her knowledge of and experience in the financial services industry, as well as the experience she has gained serving as trustee of the Schwab Funds and Schwab ETFs since 2019.
The Board has concluded that Ms. Patmore should serve as trustee of the Trust because of the experience she gained serving as chief financial officer and executive vice president of First Data Corporation, her knowledge of and experience in management consulting, as well as the experience she has gained serving as trustee of the Schwab Funds and Schwab ETFs since 2016.
The Board has concluded that Mr. Penn should serve as trustee of the Trust because of the experience he gained as head of equity sales and trading of BNY Mellon and his knowledge of and experience in the financial services industry, as well as the experience he has gained serving as trustee of the Schwab Funds and Schwab ETFs since 2021.
The Board has concluded that Mr. Wurster should serve as trustee of the Trust because of the experience he gained leading investment advisory firms and organizations, including Schwab Asset Management, and his knowledge of and experience in the investment management industry.
Trustee Committees
The Board has established certain committees and adopted Committee charters with respect to those committees, each as described below:
●
The Audit, Compliance and Valuation Committee reviews the integrity of the Trust’s financial reporting processes and compliance policies, procedures and processes, and the Trust’s overall system of internal controls. The Audit, Compliance and Valuation Committee also reviews and evaluates the qualifications, independence and performance of the Trust’s independent auditors, and the implementation and operation of the Trust’s valuation policy and procedures. This Committee is comprised of at least three independent trustees and currently has the following members: Kimberly S. Patmore (Chair), Michael J. Beer and J. Derek Penn. The Committee met four times during the most recent fiscal year.
●
The Governance Committee reviews and makes recommendations to the Board regarding Trust governance-related matters, including but not limited to Board compensation practices, retirement policies and term limits, Board self-evaluations, the effectiveness and allocation of assignments and functions by the Board, the composition of Committees of the Board, and the training of trustees. The Governance Committee is responsible for selecting and nominating candidates to serve as trustees. The Governance Committee does not have a written policy with respect to consideration of candidates for trustee submitted by shareholders. However, if the Governance Committee determined that it would be in the best interests of the Trust to fill a vacancy on the Board, and a shareholder submitted a candidate for consideration by the Board to fill the vacancy, the Governance Committee would evaluate that candidate in the same manner as it evaluates nominees identified by the Governance Committee. Nominee recommendations may be submitted to the Secretary of the Trust at the Trust’s principal business address. This Committee is comprised of at least three independent trustees and currently has the following members: David L. Mahoney (Chair), Robert W. Burns and Kimberly S. Patmore. The Committee met four times during the most recent fiscal year.
●
The Investment Oversight Committee reviews the investment activities of the Trust and the performance of the fund’s investment adviser. This Committee is comprised of at least three trustees (at least two-thirds of whom shall be independent trustees) and currently has the following members: Jane P. Moncreiff (Chair), Robert W. Burns, Nancy F. Heller and David L. Mahoney. The Committee met four times during the most recent fiscal year.
13

Trustee Compensation
The following table provides trustee compensation for the fiscal year ended December 31, 2024, earned with respect to the fund and the Fund Complex.
Name of Trustee	Aggregate Compensation from the Fund in this SAI	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation from the Fund and Fund Complex Paid to Trustees
INTERESTED TRUSTEES
Omar Aguilar(1)	None	N/A	None
Richard A. Wurster	None	N/A	None
INDEPENDENT TRUSTEES
Michael J. Beer	$1,984	N/A	$352,500
Robert W. Burns	$1,984	N/A	$352,500
Nancy F. Heller	$1,984	N/A	$352,500
David L. Mahoney	$2,167	N/A	$385,000
Jane P. Moncreiff	$2,125	N/A	$377,500
Kimberly S. Patmore	$2,125	N/A	$377,500
J. Derek Penn	$1,984	N/A	$352,500

(1)
Mr. Aguilar joined the Board effective January 1, 2025.

Securities Beneficially Owned by Each Trustee
The following table provides each trustee’s equity ownership of the fund and ownership of all registered investment companies overseen by each trustee in the Family of Investment Companies as of December 31, 2024.
Name of Trustee	Dollar Range of Trustee Ownership of the Fund Included in the SAI		Aggregate Dollar Range of Trustee Ownership in the Family of Investment Companies
INTERESTED TRUSTEES
Omar Aguilar(1)	Schwab Government Money Market Portfolio	None	Over $100,000
Richard A. Wurster	Schwab Government Money Market Portfolio	None	Over $100,000
INDEPENDENT TRUSTEES
Michael J. Beer	Schwab Government Money Market Portfolio	None	Over $100,000
Robert W. Burns	Schwab Government Money Market Portfolio	None	Over $100,000
Nancy F. Heller	Schwab Government Money Market Portfolio	None	Over $100,000
David L. Mahoney	Schwab Government Money Market Portfolio	None	Over $100,000
Jane P. Moncreiff	Schwab Government Money Market Portfolio	None	Over $100,000
Kimberly S. Patmore	Schwab Government Money Market Portfolio	None	Over $100,000
J. Derek Penn	Schwab Government Money Market Portfolio	None	None

(1)
Mr. Aguilar joined the Board effective January 1, 2025.

As of December 31, 2024, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of Schwab Asset Management or Schwab or any sub-advisers or the distributor of the fund, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Schwab Asset Management or Schwab or any sub-advisers or the distributor of the fund.
Deferred Compensation Plan
Independent trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the Trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of Schwab Funds selected by the trustee. Currently, none of the independent trustees has elected to participate in this plan.
Code of Ethics
The fund, its investment adviser and Schwab have adopted a Code of Ethics as required under the 1940 Act. Subject to certain conditions or restrictions, the Code of Ethics permits the trustees, directors, officers or advisory representatives of the fund or the investment adviser or the directors or officers of Schwab to buy or sell directly or indirectly securities for their own accounts. This includes securities that may be
14

purchased or held by the fund. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser’s Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
As of March 31, 2025, the officers and trustees of the Trust, as a group owned, of record or beneficially, less than 1% of the outstanding voting securities of the fund.
As of March 31, 2025, the following persons or entities owned, of record or beneficially, 5% or more of the outstanding voting securities of the fund (a shareholder’s or an entity’s address will be listed once at the first mention and not repeated for future entries):
Fund	Name and Address	Percent owned
Schwab Government Money Market Portfolio	Protective Life Insurance Company 2801 Highway 280 S Birmingham, AL 35223‑2488	33.54%
	Great‑West Life & Annuity VA‑1 Signature 8515 E Orchard Rd Greenwood Village, CO 80111‑5002	26.80%
	Great‑West Life & Annuity FBO Schwab Annuities One Source Choice 8515 E Orchard Rd 2T2 Greenwood Village, CO 80111‑5002	12.25%
	Great‑West Life & Annuity VA‑1 Signature	11.46%
	Great‑West Life & Annuity FBO Schwab Annuities Advisor Choice 8515 E Orchard Rd 2T2 Greenwood Village, CO 80111‑5002	8.38%
Persons who beneficially own more than 25% of the fund may be deemed to control the fund. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.
INVESTMENT ADVISORY AND OTHER SERVICES
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of CSC, 211 Main Street, San Francisco, CA 94105, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the Trust. Schwab is an affiliate of Schwab Asset Management and is the Trust’s distributor. Charles R. Schwab is the founder, Chairman and Director of CSC. As a result of his ownership of and interests in CSC, Mr. Schwab may be deemed to be a controlling person of Schwab Asset Management and Schwab.
Advisory Agreement
The continuation of the fund’s Advisory Agreement must be specifically approved at least annually (1) by the vote of the Trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the Trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, at a meeting called for the purpose of voting on such approval.
Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement between the Trust and Schwab Asset Management with respect to existing funds in the Trust. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Schwab Asset Management, as well as extensive data provided by third parties, and the Independent Trustees receive advice from counsel to the Independent Trustees.
For its advisory and administrative services to the fund, Schwab Asset Management is entitled to receive an annual fee payable monthly, equal to 0.19% of the fund’s average daily net assets.
Schwab Asset Management and its affiliates have agreed to limit the total annual operating expenses (excluding interest, taxes, certain non-routine expenses, and money fund insurance expenses, if any) to 0.34% of the average daily net assets of the fund (the contractual expense limitation agreement) for so long as the investment adviser serves as the adviser to the fund. This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. Schwab Asset Management and/or its affiliates
15

also may, if applicable, voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a non-negative net yield for the fund (the voluntary yield waiver). The voluntary yield waiver cannot be recaptured by Schwab Asset Management and/or its affiliates. Amounts waived or reimbursed under the contractual expense limitation agreement is applied prior to and without regard to the voluntary yield waiver and may not be recaptured by the investment adviser and/or its affiliates.
The amount of the expense limitation is determined in coordination with the Board of Trustees, and the expense limitation is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of the fund. The expense limitation is not intended to cover all fund expenses, and the fund’s expenses may exceed the expense limitation. For example, the expense limitation does not cover investment-related expenses, such as brokerage commissions, interest, taxes and the fees and expenses of pooled investment vehicles, such as ETFs, REITs and other investment companies, that are held by the fund, nor does it cover extraordinary or non-routine expenses, such as shareholder meeting costs.
The following table shows the net advisory fees paid by the fund and gross fees reduced by the fund for the past three fiscal years. The figures in the “net fees paid” row represent the actual amounts paid to the investment adviser, which include the effect of any reductions due to the application of the fund’s contractual expense limitation agreement. The figures in the “gross fees reduced by” row represent the amount, if any, the advisory fees payable to Schwab Asset Management were reduced due to the application of the fund’s contractual expense limitation agreement.
Fund		2024	2023	2022
Schwab Government Money Market Portfolio	Net fees paid	$491,832	$436,765	$405,583
	Gross fees reduced by	$0	$0	$0
Distributor
Pursuant to a Distribution Agreement between Schwab and the Trust, Schwab, located at 3000 Schwab Way, Westlake, TX 76262, is the principal underwriter for shares of the fund and is the Trust’s agent for the purpose of the continuous offering of the fund’s shares. The fund pays for prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the Distribution Agreement; however, as described below in “Payments to Financial Intermediaries,” Schwab Asset Management compensates Schwab, in its capacity as a financial intermediary and not in its capacity as distributor and principal underwriter for the fund, for providing certain additional services that may be deemed to be distribution-related.
Payments to Financial Intermediaries
Schwab Asset Management and its affiliates make payments to certain broker-dealers, banks, trust companies, insurance companies, retirement plan service providers, consultants and other financial intermediaries (Intermediaries) for services and expenses incurred in connection with certain activities or services which may educate financial advisors or facilitate, directly or indirectly, investment in the fund and other investment companies advised by Schwab Asset Management, including the Schwab ETFs. These payments are made by Schwab Asset Management or its affiliates at their own expense, and not from the assets of the fund. Although a portion of Schwab Asset Management’s and its affiliates’ revenue comes directly or indirectly in part from fees paid by the fund, these payments do not increase the expenses paid by investors for the purchase of fund shares, or the cost of owning the fund.
These payments may relate to educational efforts regarding the fund, or for other activities, such as marketing and/or fund promotion activities and presentations, educational training programs, conferences, data analytics and support, or the development and support of technology platforms and/or reporting systems. In addition, Schwab Asset Management or its affiliates make payments to certain Intermediaries that make shares of the fund available to their customers or otherwise promote the fund, which may include Intermediaries that allow customers to buy and sell fund shares without paying a commission or other transaction charge. Payments of this type are sometimes referred to as revenue-sharing or marketing support.
Payments made to Intermediaries may be significant and may cause an Intermediary to make decisions about which investment options it will recommend or make available to its clients or what services to provide for various products based on payments it receives or is eligible to receive. As a result, these payments could create conflicts of interest between an Intermediary and its clients and these financial incentives may cause the Intermediary to recommend the fund over other investments.
As of April 28, 2025, Schwab Asset Management anticipates that Ascensus, LLC, Envestnet Asset Management, Inc., Fidelity Brokerage Services LLC/National Financial Services LLC, Empower Annuity Insurance Company of America, Morgan Stanley Smith Barney LLC, OneDigital Investment Advisors LLC, Principal Life Insurance Company, Schwab Retirement Plan Services, Inc. and Standard Insurance Company will receive these payments. Schwab Asset Management may enter into similar agreements with other FINRA member firms (or their affiliates) in the future. In addition to member firms of FINRA, Schwab Asset Management and its affiliates may also make these payments to certain other financial intermediaries, such as banks, trust companies, insurance companies, and plan administrators and consultants that sell fund shares or provide services to the fund and its shareholders. These firms may not be included in this list. You should ask your financial intermediary if it receives such payments.
16

Schwab Asset Management also makes payments to Schwab for certain administrative, professional and support services provided by Schwab, in its capacity as an affiliated financial intermediary and not as distributor and principal underwriter of the fund. These payments reimburse Schwab for its charges, costs and expenses of providing Schwab personnel to perform marketing and sales activities under the direction of Schwab Asset Management, such as sales lead generation and sales support, assistance with public relations, marketing and/or advertising activities and presentations, educational training programs, conferences, and data analytics and support. Payments also are made by Schwab Asset Management to Schwab for Schwab Asset Management’s allocated costs of general corporate services provided by Schwab, such as human resources, facilities, project management support and technology.
Shareholder Services Agent
Schwab provides fund information to shareholders, including share price, shareholder ownership and account activities and distributes the fund’s prospectuses, financial reports and other informational literature about the fund. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets the fund and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.
For the services performed as shareholder services agent under its contract with the fund, Schwab does not receive a fee.
Transfer Agent
BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581, serves as the fund’s transfer agent. As part of these services, the firm maintains records pertaining to the sale, redemption and transfer of the fund’s shares.
Custodian and Fund Accountant
State Street Bank and Trust Company (State Street), One Congress Street, Suite 1, Boston, MA 02114-2016, serves as custodian and fund accountant for the fund.
The custodian is responsible for the daily safekeeping of securities and cash held by the fund. The fund accountant maintains the books and records related to the fund’s transactions.
Independent Registered Public Accounting Firm
The fund’s independent registered public accounting firm, Deloitte & Touche LLP (Deloitte), 1601 Wewatta Street, Suite 400, Denver, CO 80202, audits and reports on the annual financial statements of the fund and reviews certain regulatory reports. Deloitte or one of its affiliates also reviews the fund’s federal income tax returns and performs other professional, accounting, auditing, tax and advisory services when engaged to do so by the Trust.
Other Expenses
The fund pays other expenses that typically are connected with the Trust’s operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the fund. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the Trust on the basis of the fund’s relative net assets at the time the expense is incurred.
Securities Lending Activities
As of the most recent fiscal year-end, the fund had not entered into a contract with a securities lending agent and was not engaged in securities lending.
BROKERAGE ALLOCATION AND OTHER PRACTICES
Portfolio Turnover
Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the fund’s portfolio turnover rate for reporting purposes is expected to be near zero.
Portfolio Transactions
The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of the fund. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. The fund generally does not incur any commissions or sales charges when it invests in underlying Schwab Funds, but it may incur such costs if it invests directly in other types of securities or in unaffiliated funds. Purchases and sales of securities on a stock exchange, including ETF shares, or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Exchange fees may also apply to transactions effected on an exchange. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer’s underwriter, or a dealer. The fund does not usually pay brokerage commissions
17

on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark- down, which is not disclosed separately. The prices the fund pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which the fund invests are traded primarily in the over-the-counter market on a net basis and do not normally involve either brokerage commissions or transfer taxes. It is expected that the cost of executing portfolio securities transactions of the fund will primarily consist of dealer spreads and brokerage commissions.
The investment adviser seeks to obtain best execution for the fund’s transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; ability to facilitate short selling; provision of additional brokerage or research services or products; whether a broker guarantees that the fund will receive, on aggregate, prices at least as favorable as the closing prices on a given day when adherence to “market-on-close” pricing aligns with fund objectives; or whether a broker guarantees that the fund will receive the volume-weighted average price (VWAP) for a security for a given trading day (or portion thereof) when the investment adviser believes that VWAP execution is in the fund’s best interest. In addition, the investment adviser may have incentive sharing arrangements with certain unaffiliated brokers who guarantee market-on-close pricing: on a day when such a broker executes transactions at prices better, on aggregate, than market-on-close prices, that broker may receive, in addition to his or her standard commission, a portion of the net difference between the actual execution prices and corresponding market-on-close prices for that day.
The investment adviser may cause the fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless principal transactions, in accordance with applicable SEC and other regulatory guidelines. In both instances, these services or products may include: company financial data and economic data (e.g., unemployment, inflation rates and GDP figures), stock quotes, last sale prices and trading volumes, research reports analyzing the performance of a particular company or stock, narrowly distributed trade magazines or technical journals covering specific industries, products, or issuers, seminars or conferences registration fees which provide substantive content relating to eligible research, quantitative analytical software and software that provides analyses of securities portfolios, trading strategies and pre/post trade analytics, discussions with research analysts or meetings with corporate executives which provide a means of obtaining oral advice on securities, markets or particular issuers, short-term custody related to effecting particular transactions and clearance and settlement of those trades, lines between the broker-dealer and order management systems operated by a third party vendor, dedicated lines between the broker-dealer and the investment adviser’s order management system, dedicated lines providing direct dial-up service between the investment adviser and the trading desk at the broker-dealer, message services used to transmit orders to broker-dealers for execution, electronic communication of allocation instructions between institutions and broker-dealers, comparison services required by the SEC or another regulator (e.g., use of electronic confirmation and affirmation of institutional trades), exchange of messages among broker-dealers, custodians, and institutions related to a trade, post-trade matching of trade information, routing settlement instructions to custodian banks and broker-dealers’ clearing agents, software that provides algorithmic trading strategies, and trading software operated by a broker-dealer to route orders to market centers or direct market access systems. The investment adviser may use research services furnished by brokers or dealers in servicing all client accounts, and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.
The investment adviser may receive a service from a broker or dealer that has both a “research” and a “non-research” use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions or spreads, while the investment adviser will use its own funds or other resources to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser and sub-advisers believe that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.
The investment adviser may purchase for the fund new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services, in accordance with applicable rules and regulations permitting these types of arrangements. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e) of the 1934 Act.
The investment adviser may place orders directly with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable the fund to trade directly with other institutional holders. At times, this may allow the fund to trade larger blocks than would be possible trading through a single market maker.
The investment adviser may aggregate securities sales or purchases among two or more funds. The investment adviser will not aggregate transactions unless it believes such aggregation is consistent with its duty to seek best execution for each affected fund and is consistent with the terms of the investment advisory agreement for such fund. In any single transaction in which purchases and/or sales of securities of any issuer for the account of the fund are aggregated with other accounts managed by the investment adviser, the actual prices applicable to the transaction will be averaged among the accounts for which the transaction is effected, including the account of the fund.
18

In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the fund on securities exchanges, the investment adviser follows procedures, adopted by the fund’s Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.
The fund expects that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices, although in some cases they may include a commission like charge.
Brokerage Commissions
During the last three fiscal years, the fund paid no brokerage commissions.
Regular Broker-Dealers
During the fiscal year, the fund held securities issued by its respective “regular broker-dealers” (as defined in Rule 10b-1 under the 1940 Act), indicated below as of December 31, 2024.
Fund	Regular Broker-Dealer	Value of Holdings
Schwab Government Money Market Portfolio	None	N/A
PROXY VOTING
The Board has delegated the responsibility for voting proxies to Schwab Asset Management, pursuant to the investment adviser’s Proxy Voting Policy with respect to proxies voted on behalf of the various Schwab Funds’ portfolios. A description of such Proxy Voting Policy is included in Appendix – Proxy Voting Policy.
The Trust is required to disclose annually the fund’s complete proxy voting record on Form N-PX. The fund’s proxy voting record for the most recent 12-month period ended June 30th is available by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/prospectus. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. The fund’s Form N-PX will also be available on the SEC’s website at www.sec.gov.
PORTFOLIO HOLDINGS DISCLOSURE
For this section only, the following disclosure relates to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios, Schwab Capital Trust, Schwab Strategic Trust and Laudus Trust (collectively, the Trusts) and each series thereunder (each a fund and collectively, the funds).
The Trusts’ Board has approved policies and procedures that govern the timing and circumstances regarding the disclosure of fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the funds’ portfolio securities is in the best interests of fund shareholders, and include procedures to address conflicts between the interests of the funds’ shareholders, on the one hand, and those of the funds’ investment adviser, subadviser (if applicable), principal underwriter or any affiliated person of a fund, its investment adviser, subadviser or principal underwriter, on the other. Pursuant to such procedures, the Board has authorized one of the Chief Executive Officer, President, Chief Operating Officer or Chief Financial Officer of the Trusts (in consultation with a fund’s subadviser, if applicable) to authorize the release of the funds’ portfolio holdings prior to regular public disclosure (as outlined in the prospectus and below) or regular public filings, as necessary, in conformity with the foregoing principles.
The Board exercises on-going oversight of the disclosure of fund portfolio holdings by overseeing the implementation and enforcement of the funds’ policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters. The Board will receive periodic updates, at least annually, regarding entities which were authorized to be provided “early disclosure” of the funds’ portfolio holdings information and will periodically review any agreements that the Trusts have entered into to selectively disclose portfolio holdings.
Portfolio holdings may be made available on a selective basis to ratings agencies, certain industry organizations, consultants and other qualified financial professionals when the appropriate officer of the Trusts determines such disclosure meets the requirements noted above and serves a legitimate business purpose. Agreements entered into with such entities will describe the permitted use of portfolio holdings and provide that, among other customary confidentiality provisions: (i) the portfolio holdings will be kept confidential; (ii) the person will not trade on the basis of any material non-public information; and (iii) the information will be used only for the purpose described in the agreement.
The funds’ service providers including, without limitation, the investment adviser, subadvisers (if applicable), the distributor, the custodian, fund accountant, transfer agent, certain affiliates of the investment adviser or subadvisers, counsel, auditor, proxy voting service provider, pricing information vendors, trade execution measurement vendors, portfolio management system providers, cloud database providers, securities lending
19

agents, publisher, printer and mailing agent may receive disclosure of portfolio holdings information as frequently as daily in connection with the services they perform for the funds. Schwab Asset Management, any subadviser to a fund as disclosed in the most current prospectus, Glass, Lewis & Co., LLC, State Street, Citibank, N.A. and/or Brown Brothers Harriman & Co., as service providers to the funds, are currently receiving this information on a daily basis. Donnelley Financial Solutions, as a service provider to the funds, is currently receiving this information on a quarterly basis. Deloitte, the Transfer Agent, and the Distributor, as service providers to the funds, receive this information on an as-needed basis. Service providers are subject to a duty of confidentiality with respect to any portfolio holdings information they receive whether imposed by the confidentiality provisions of the service providers’ agreements with the Trusts or by the nature of its relationship with the Trusts. Although certain of the service providers are not under formal confidentiality obligations in connection with disclosure of portfolio holdings, a fund will not continue to conduct business with a service provider who the fund believes is misusing the disclosed information.
To the extent that a fund invests in an unaffiliated acquired fund, the Trusts will, when required by Rule 12d1-4, promptly notify the acquired fund, upon causing a fund to acquire more than 3% of the acquired fund’s outstanding shares.
The funds’ policies and procedures prohibit the funds, the funds’ investment adviser or any related party from receiving any compensation or other consideration in connection with the disclosure of portfolio holdings information.
Generally, a complete list of a fund’s portfolio holdings is published on the fund’s website www.schwabassetmanagement.com on the “Prospectus & Reports” tab under “Portfolio Holdings” generally 60-80 days after a fund’s fiscal quarter-end in-line with regulatory filings unless a different timing is outlined in the fund’s prospectus.
Specifically for the Schwab ETFs (other than the Schwab Ariel ESG ETF), each Schwab ETF discloses its portfolio holdings each business day on its website before the opening of regular trading on the ETF’s primary listing exchange in accordance with the requirements of Rule 6c-11 under the 1940 Act. Portfolio holdings information made available in connection with the process of purchasing or redeeming Creation Units for the Schwab ETFs may be provided to other entities that provided services to the funds in the ordinary course of business after it has been disseminated to the NSCC.
The Schwab Money Funds have an ongoing arrangement to make available information about the funds’ portfolio holdings and information derived from the funds’ portfolio holdings to iMoneyNet, a rating and ranking organization, which is subject to a confidentiality agreement. Under its arrangement with the funds, iMoneyNet, among other things, receives information concerning the funds’ net assets, yields, maturities and portfolio compositions on a weekly basis, subject to a one business day lag.
On the website, the funds also may provide, on a monthly or quarterly basis, information regarding certain attributes of a fund’s portfolio, such as a fund’s top ten holdings, sector weightings, composition, credit quality and duration and maturity, as applicable. This information is generally updated within 5-25 days after the end of the period. This information on the website is publicly available to all categories of persons.
The funds may disclose non-material information including commentary and aggregate information about the characteristics of a fund in connection with or relating to a fund or its portfolio securities to any person if such disclosure is for a legitimate business purpose, such disclosure does not effectively result in the disclosure of the complete portfolio securities of any fund (which can only be disclosed in accordance with the above requirements), and such information does not constitute material non-public information. Such disclosure does not fall within the portfolio securities disclosure requirements outlined above.
Whether the information constitutes material non-public information will be made on a good faith determination, which involves an assessment of the particular facts and circumstances. In most cases, commentary or analysis would be immaterial and would not convey any advantage to a recipient in making a decision concerning a fund. Commentary and analysis include, but are not limited to, the allocation of a fund’s portfolio securities and other investments among various asset classes, sectors, industries, countries or other relevant category, the characteristics of the stock components and other investments of a fund, the attribution of fund returns by asset class, sector, industry, country or other relevant category, and the volatility characteristics of a fund.
DESCRIPTION OF THE TRUST
The fund is a series of Schwab Annuity Portfolios, an open-end, management investment company organized as a Massachusetts business trust with a Declaration of Trust entered into and filed with the Commonwealth of Massachusetts on January 21, 1994.
On April 14, 2016, Schwab Government Money Market Portfolio changed its name from Schwab Money Market Portfolio.
The fund may hold special shareholder meetings, which may cause the fund to incur non-routine expenses. These meetings may be called for purposes such as electing Trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.
Insurance companies and their separate accounts are the record owners of fund shares. The fund understands that the insurance companies will vote their shares in accordance with timely instructions received from contract owners who have allocated contract values to the fund, to the extent required by applicable laws.
20

The bylaws of the Trust provide that one-third of shares present in person or represented by proxy and entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then one-third of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then one-third of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any meeting of shareholders may be adjourned from time to time by a majority of the votes properly cast upon the question of adjourning a meeting to another date or time, whether or not a quorum is present. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice.
The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment funds) by notice to the shareholders without shareholder approval.
Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the Trust’s obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust’s acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance which the Trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations. There is a remote possibility that the fund could become liable for a misstatement in the prospectus or SAI about another fund.
As more fully described in the Declaration of Trust, the Trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year’s income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof pursuant to elections made by the participating insurance companies. Distributions paid in shares will be paid at the net asset value as determined in accordance with the bylaws.
Any series of the Trust may reorganize or merge with one or more other series of the Trust or another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law and the Trust’s Declaration of Trust and Bylaws, without the approval of shareholders of any series.
PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER DOCUMENTS AND PRICING OF SHARES
Purchasing and Redeeming Shares of the Fund
You cannot purchase shares of the fund directly, but you may allocate account value under your variable contract to and from the fund in accordance with the terms of your variable contract. Please refer to the appropriate separate account prospectus for information on how to purchase units of a variable contract and how to select specific funds as investment options.
The fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC’s prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of the fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in “Pricing of Shares.” A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash. Please note that this ability to make in-kind redemptions may be affected by agreements made with participating insurance companies.
Delivery of Shareholder Documents
Typically once a year, an updated prospectus will be mailed or electronically delivered to shareholders describing the fund’s investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed or electronically delivered (or a notice will be mailed and financial reports will be made available on the fund’s designated website) to shareholders describing the fund’s performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called “householding.” If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by the fund or other date as communicated by the financial intermediary.
Liquidity Fees
As a government money market fund, the fund is not required to impose a liquidity fee on fund redemptions. The Board has determined not to subject the fund to a liquidity fee on fund redemptions. Please note that the Board has reserved its ability to change this determination with respect to liquidity fees, but only after providing appropriate prior notice to shareholders.
21

Pricing of Shares
Each business day, the fund calculates its share price, or NAV, as of the close of the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time). This means that NAVs are calculated using the values of the fund’s securities as of the close of the NYSE. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available or the investment adviser deems to be unreliable are required to be valued at fair value following procedures approved by the Board of Trustees. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the fund reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate its share prices as of the normally scheduled close of regular trading on the NYSE for that day.
To the extent the fund invests in foreign securities, shareholders of funds that invest in foreign securities should be aware that because foreign markets are often open on weekends and other days when the fund is closed, the value of some of the fund’s securities may change on days when it is not possible to buy or sell shares of the fund.
The fund uses approved pricing sources (including pricing services) to provide values for its portfolio securities. Values are generally determined by the approved pricing sources as follows: generally, securities traded on exchanges , excluding the NASDAQ National Market System, are valued at the last-quoted sales price on the exchange on which such securities are primarily traded, or, lacking any sales, at the mean between the bid and ask prices; generally, securities traded in the over-the-counter market are valued at an evaluated price using a mid-price supplied by an approved, independent pricing service. The mid-price is the mean of the bid and ask prices as calculated by the pricing service. Generally, securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price. In addition, securities that are primarily traded on foreign exchanges are generally valued at the official closing price or last sales price on the exchange where the securities are primarily traded with these values then translated into U.S. dollars at the current exchange rate. Fixed income securities normally are valued based on valuations provided by approved pricing services. Securities will be fair valued pursuant to procedures approved by the fund’s Board of Trustees when market quotations are not “readily available” or the investment adviser deems them unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended, approved pricing sources do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board has designated the investment adviser as the valuation designee (Valuation Designee) for the fund to perform the fair value determination relating to all fund investments. The Valuation Designee periodically provides reports to the Board on items related to its fair value of fund investments.
The fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of the fund’s investments at amortized cost with market values. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available are required to be valued at fair value using procedures approved by the Board of Trustees. The fund uses approved pricing sources to provide values for its portfolio securities. Securities may be fair valued pursuant to procedures approved by the fund’s Board of Trustees when approved pricing sources do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.
The amortized cost method of valuation seeks to maintain a stable NAV of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can, in certain circumstances, lead to a dilution of a shareholder’s interest.
If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and the fund’s $1.00 NAV calculated using amortized cost or if there were any other deviation that the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated including, without limitation, selling portfolio instruments prior to their maturity to realize capital gains/losses or to shorten average portfolio maturity; redeeming shares in kind; establishing a NAV by using available market quotations or equivalents; or reducing the number of shares outstanding on a pro rata basis through reverse stock splits or the assessment of negative dividends to the extent permissible by applicable law and the Trust’s organizational documents. The Board may also consider taking these actions during a negative interest rate environment in an effort to maintain a fund’s $1.00 NAV to the extent permissible by applicable law and the Trust’s organizational documents. In addition, if a fund’s NAV calculated using market values declined, or was expected to decline, below a fund’s $1.00 NAV calculated using amortized cost, the Board might temporarily reduce or suspend dividend payments in an effort to maintain a fund’s $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the Board, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a fund’s NAV calculated using market values were to increase, or were anticipated to increase above a fund’s $1.00 NAV calculated using amortized cost, the Board might supplement dividends in an effort to maintain a fund’s $1.00 NAV. The Board may take any of these, or other, actions to the extent permissible by applicable law.
22

TAXATION
This discussion of federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Federal Tax Information for the Fund
For a discussion of the tax status of a particular insurance contract and the tax consequences of ownership of such a contract, refer to the appropriate variable contract prospectus. Shares of the fund are available only through separate accounts of participating insurance companies and plans.
It is the fund’s policy to qualify for taxation as a “regulated investment company” (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code. By qualifying as a RIC, the fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If the fund does not qualify as a RIC under the Internal Revenue Code, it will be subject to federal income tax on its net investment income and any net realized capital gains. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.
The fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust’s other funds. The fund intends to qualify as a RIC so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, the fund must, among other requirements, distribute annually to its shareholders an amount at least equal to the sum of 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) and 90% of its net tax-exempt income. Among these requirements are the following: (i) at least 90% of the fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of the fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the fund’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers and which are engaged in the same, similar, or related trades or businesses if the fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.
Certain master limited partnerships may qualify as “qualified publicly traded partnerships” for purposes of the Subchapter M Internal Revenue Code diversification rules described above. To do so, the master limited partnership must satisfy two requirements during the taxable year. First, the interests of such partnership either must be traded on an established securities market or must be readily tradable on a secondary market (or the substantial equivalent thereof). Second, the partnership must meet the 90% gross income requirements for the exception from treatment as a corporation with gross income other than income consisting of dividends, interest, payments with respect to securities loans, or gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock securities or currencies.
The fund should not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute substantially all of their income and gains each calendar year so long as its only shareholders are certain retirement plans or segregated asset accounts of life insurance companies held in connection with variable annuity contracts or life insurance policies described in Section 817(d) of the Internal Revenue Code or certain other tax-exempt entities.
Internal Revenue Service regulations applicable to separate accounts generally require that funds that serve as the funding vehicles for separate accounts invest no more than 55% of the value of their total assets in one investment, 70% in two investments, 80% in three investments and 90% in four investments.
Alternatively, the fund will be treated as meeting these requirements for any quarter of its taxable year if, as of the close of such quarter, the fund meets the diversification requirements applicable to regulated investment companies and no more than 55% of the value of its total assets consists of cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies.
The fund intends to meet these requirements. Internal Revenue Service regulations also limit the types of investors that may invest in such a fund. The fund intends to meet this limitation by offering shares only to participating insurance companies and their separate accounts in connection with the purchase of contracts and variable life insurance policies and to certain qualified benefit plans.
The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the fund. No attempt is made to present a complete explanation of the federal tax treatment of the fund’s activities, and this discussion must be read in conjunction with the discussion in the prospectuses and/or statements of additional information for the applicable insurance and annuity contracts. It is not intended as a substitute for careful tax planning, and does not discuss the taxation of insurance companies or the taxation of holders of variable contracts. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the insurance and annuity contracts and the holders thereof.
23

APPENDIX – PROXY VOTING POLICY
The Charles Schwab Family of Funds Schwab Investments Schwab Capital Trust Schwab Annuity Portfolios Laudus Trust Schwab Strategic Trust

PROXY VOTING POLICY
AS OF MARCH 2025

The Boards of Trustees (the “Board”) of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, and Laudus Trust (“Schwab Funds”) and Schwab Strategic Trust (“Schwab ETFs”; collectively with Schwab Funds, the “Funds”) have delegated to the Funds’ investment adviser, Charles Schwab Investment Management, Inc. (“CSIM”), the responsibility to vote proxies relating to the Funds’ portfolio securities pursuant to CSIM’s Proxy Voting Policy (“CSIM Proxy Policy”). On an annual basis, CSIM will report to the Board any changes to the CSIM Proxy Policy and on the implementation of the CSIM Proxy Policy.

Charles Schwab Investment Management, Inc.

PROXY VOTING POLICY
AS OF MARCH 2025

I.
INTRODUCTION

Charles Schwab Investment Management, Inc. (“CSIM”), as an investment adviser, is responsible for voting proxies with respect to the securities held in accounts of investment companies and other clients that have delegated the authority to vote proxies to CSIM. CSIM’s Proxy Committee exercises and documents CSIM’s responsibility with regard to voting of client proxies, including the review and approval of the Proxy Voting Policy (the “Proxy Policy”). CSIM’s Investment Stewardship Team has the primary responsibility for overseeing that voting is carried out consistent with the Proxy Policy. The Investment Stewardship Team also conducts research into proxy issues and carries out engagement activities with companies. The Proxy Committee receives regular reports from the Investment Stewardship Team on these activities.
II.
PHILOSOPHY

As a leading asset manager, it is CSIM’s responsibility to use its proxy votes to encourage transparency, corporate governance structures, and the management of environmental, social and other governance issues that it believes protect and promote shareholder value.
Just as the investors in CSIM’s equity funds generally have a long-term investment horizon, CSIM takes a long-term, measured approach to investment stewardship. CSIM’s client-first philosophy drives all of its efforts, including its approach to decision making. In the investment stewardship context, that unfolds through CSIM’s efforts to appropriately manage risk by encouraging transparency and focusing on corporate governance structures that will help protect and promote shareholder value. CSIM also recognizes that companies can conduct themselves in ways that have important environmental and social consequences. Therefore, CSIM’s focus on maximizing long-term shareholder value includes consideration of potential environmental and social impacts that we believe are relevant to individual companies.
In general, CSIM believes corporate directors, as the elected representatives of all shareholders, are best positioned to oversee the management of their companies. Accordingly, CSIM typically supports a board of directors’ and management’s recommendations on proxy matters. However, CSIM will vote against management’s recommendations when it believes doing so will protect or promote long-term shareholder value.
III.
USE OF PROXY ADVISORS

To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Glass, Lewis & Co., LLC (“Glass Lewis”) as an expert in the proxy voting and corporate governance area. The services provided by Glass Lewis include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping. CSIM has also retained Institutional Shareholder Services Inc. to conduct research and provide voting recommendations on certain topics and may retain additional experts in the proxy voting, corporate governance, and environmental and social areas in the future.
To support CSIM in efficiently executing its votes, Glass Lewis, simultaneously with issuing its voting recommendations, also automatically populates votes based on CSIM’s custom voting guidelines, except for certain ballot items which CSIM elects to vote manually. CSIM’s votes are executed just prior to the vote deadline, which allows CSIM the opportunity to incorporate changes in Glass Lewis voting recommendations or the receipt of additional information from the company or other parties.
IV.
PROXY VOTING PRINCIPLES

CSIM invests on behalf of its clients in companies domiciled all over the world. Since corporate governance standards and best practices differ by country and jurisdiction, the market context is taken into account in the analysis of proposals. Furthermore, there are instances where CSIM may determine that voting is not in the best interests of its clients (typically due to costs or to trading restrictions) and will refrain from submitting votes.
The Proxy Committee reviews CSIM’s proxy voting guidelines with input from the Investment Stewardship Team at least annually and evaluates them in light of the long-term best interests of shareholders. In addition, for U.S. companies, contested director elections, “vote no” campaigns, mergers and acquisitions, some executive compensation and election of director proposals, and many shareholder proposals, including environmental, social, and governance-related proposals, such as those requesting additional environmental, social and political disclosures, are voted on a case-by-case basis by the Investment Stewardship Team.
While the voting policy is in place to provide structure and guidance and ensure CSIM’s approach is consistent and repeatable, CSIM recognizes instances may arise that would benefit from additional research and analysis to determine CSIM’s policy recommendation. As such, CSIM reserves the right to use discretion and apply a case-by-case approach when determining its vote decision for any proposal that it believes warrants added scrutiny by the Investment Stewardship Team.
1

The following is a summary of CSIM’s proxy voting principles which are grouped according to types of proposals usually presented to shareholders in proxy statements.
A.
DIRECTORS AND AUDITORS

i.
Directors
As a starting point, CSIM expects boards to be composed of at least a majority of independent directors and to be responsive to shareholders. CSIM also expects directors that serve on a company’s nominating, compensation or audit committee to be independent. CSIM believes that diversity of background, experience, and skills contribute to a board’s ability to make effective decisions on behalf of shareholders.
Factors that may result in a vote against one or more directors:
●
The board is not majority independent
●
A company board is not sufficiently diverse with respect to background, or the board has not provided a reasonable explanation of board diversity or lack thereof
●
Non-independent directors serve on the nominating, compensation or audit committees
●
A director recently failed to attend at least 75% of meetings or serves on an excessive number of publicly traded company boards
●
A director approved executive compensation schemes that appear misaligned with shareholders’ interests
●
A director recently acted in a manner inconsistent with this Proxy Policy or failed to be responsive to shareholder concerns
●
The company has not provided explicit disclosure of board oversight of material risks
ii.
Contested Director Elections
A proxy contest is when a dissident shareholder (or group of shareholders) proposes outside nominees to compete against incumbent directors. A “Vote No” campaign is when an activist shareholder attempts to solicit votes against certain directors. CSIM evaluates proxy contests and Vote No campaigns on a case-by-case basis and votes for the outcome it believes will maximize long-term shareholder value. CSIM considers numerous factors when making its voting decision, including but not limited to the merit of the campaign, the qualifications of director nominees, long-term company performance compared to peers, board oversight of material risks, and, in the case of proxy contests, the dissident’s and management’s strategic plans for driving improvements.
iii.
Auditors
CSIM typically supports the ratification of auditors unless CSIM believes that the auditors’ independence may have been compromised.
Factors that may result in a vote against the ratification of auditors:
●
Audit-related fees are less than half of the total fees paid by the company to the audit firm
●
A recent material restatement of annual financial statements
●
A pattern of inaccurate audits or other behavior that may call into question an auditor’s effectiveness
B.
BOARD MATTERS

i.
Classified Boards
CSIM generally does not support classified board proposals unless management has provided valid reasoning for the structure.
ii.
Majority Voting
CSIM generally supports majority voting proposals when they call for plurality voting standards in contested elections.
iii.
Proxy Access
CSIM typically supports proxy access proposals when the following criteria are met:
●
Ownership threshold of at least 3% of the company’s outstanding shares held for at least three years
●
Number of nominees is no more than 20% of current board (rounded down to nearest whole number)
●
Group size is capped at 20 shareholders
iv.
Separation of Chair and CEO role
CSIM believes that boards are typically best positioned to determine their leadership structure. Therefore, CSIM will typically not support shareholder proposals requiring the separation of these roles unless certain circumstances are in place.
2

Factors that may result in a vote supporting a shareholder proposal requiring the separation of the Chair and CEO roles include:
●
The board does not have a lead independent director
●
The board is not two-thirds independent
●
The company did not implement a shareholder proposal that was passed by shareholders at two previous shareholder meetings
●
The company nominated directors for election that did not receive a majority of shareholder support at the previous shareholder meeting
●
The company had material financial statement restatements
●
The company’s board adopted a Shareholder Rights Plan during the past year and did not submit it to shareholders for approval
●
Ongoing executive compensation concerns
●
Ongoing financial underperformance
●
Lack of robust lead independent director
v.
Independent Chair
CSIM believes that boards are typically best positioned to determine their leadership structure. Therefore, CSIM will typically not support shareholder proposals requiring an independent chair unless CSIM has concerns regarding a board’s accountability or responsiveness to shareholders.
Factors that may result in a vote supporting a shareholder proposal requiring an independent chair:
●
The board does not have a lead independent director
●
The board is not two-thirds independent
●
The company did not implement a shareholder proposal that was passed by shareholders at two previous shareholder meetings
●
The company nominated directors for election that did not receive a majority of shareholder support at the previous shareholder meeting
●
The company had material financial statement restatements
●
The company’s board adopted a Shareholder Rights Plan during the past year and did not submit it to shareholders for approval
●
Ongoing executive compensation concerns
●
Ongoing financial underperformance
C.
COMPENSATION

i.
Advisory Vote on Executive Compensation and Frequency
CSIM generally supports advisory votes on executive compensation (which are proposed by management and are known as “Say-On-Pay”) when the compensation scheme appears aligned with shareholder economic interests and lacks problematic features.
Factors that may result in a vote against a company’s Say-On-Pay proposal:
●
There is a disconnect identified between executive pay and company performance
●
Executive compensation is out of line with industry peers considering the company’s performance over time
●
Executive compensation plan includes significant guaranteed bonuses or has a low amount of compensation at risk
●
Executive compensation plan offers excessive one-time payments, perquisites, tax-gross up provisions, or golden parachutes
●
Compensation amounts are increased, or goals are lowered without providing a valid explanation
●
Executive compensation plan lacks adequate disclosure or rationale for decisions related to goals and amounts
ii.
Equity Compensation Plans
CSIM generally supports stock-based compensation plans when they do not overly dilute shareholders by providing participants with excessive awards and lack problematic features.
Factors that may result in a vote against Equity Compensation Plans:
●
Plan’s total potential dilution appears excessive
3

●
Plan’s burn rate appears excessive compared to industry peers
●
Plan allows for the re-pricing of options without shareholder approval
●
Plan has an evergreen feature
iii.
Employee Stock Purchase Plans
CSIM supports the concept of broad employee participation in a company’s equity. Therefore, CSIM typically supports employee stock purchase plans when the shares can be purchased at 85% or more of the shares’ market value.
iv.
Re-price/Exchange Option Plans
CSIM generally only supports management proposals to re-price options when the plan excludes senior management and directors, does not excessively dilute shareholders, and the company has not significantly underperformed its industry peers over time.
v.
Compensation-Related Shareholder Proposals
CSIM generally votes with management on compensation-related shareholder proposals. CSIM believes the responsibility for designing an effective executive compensation program lies with the board’s compensation committee, rather than shareholders. Therefore, rather than supporting policies proposed by shareholders, a more appropriate way for shareholders to express discontent with a company’s policies and practices is through the election of directors, the advisory vote on executive compensation, proposals regarding equity plans and/or other executive compensationspecific proposals.
D.
ANTI-TAKEOVER

i.
Shareholder Rights Plans
Shareholder Rights Plans constrain a potential acquirer’s ability to buy shares in a company above a certain threshold without the approval of the company’s board of directors. While such a plan may help a company in achieving a higher bid, it may also entrench the incumbent management and board. CSIM believes that shareholders should have the right to approve a Shareholder Rights Plan within a year of its adoption. CSIM generally votes against such plans if they do not have safeguards to protect shareholder interests.
Factors that may result in a vote against a Shareholder Rights Plan proposal:
●
Plan does not expire in a relatively short time horizon
●
Plan does not have a well-crafted permitted bid or qualified offer feature that mandates shareholder votes in certain situations
●
Plan automatically renews without shareholder approval
●
Company’s corporate governance profile is problematic
ii.
Right to Call Special Meeting
CSIM generally votes against shareholder proposals asking for shareholders to be given the right to call a special meeting unless the threshold to call a special meeting is 25% or more of shares outstanding to avoid wasting corporate resources.
iii.
Right to Act by Written Consent
CSIM generally votes against shareholder proposals asking for shareholders to be given the right to act by written consent if the company already offers shareholders the right to call special meetings. CSIM expects appropriate mechanisms for implementation.
iv.
Supermajority Voting
CSIM generally supports the concept of simple majority standards to pass proposals.
E.
CAPITAL STRUCTURE, MERGERS AND ACQUISITIONS

i.
Increase in Authorized Common Shares
CSIM typically supports proposals to increase the authorized shares unless the company does not sufficiently justify the need for the use of the proposed shares.
ii.
Preferred Shares
CSIM generally supports proposals to create a class of preferred shares with specific voting, dividend, conversion and other rights.
iii.
Mergers and Acquisitions
CSIM generally supports transactions that appear to maximize shareholder value. CSIM assesses these proposals on a case-by-case basis and considers the proposed transaction’s strategic rationale, the offer premium, the board’s oversight of the sales process, and other pertinent factors.
4

?
F.
ENVIRONMENTAL AND SOCIAL SHAREHOLDER PROPOSALS

Effective oversight of material environmental and social risks relevant to a company and its business is an essential board function. In CSIM’s view, appropriate risk oversight of environmental and social issues contributes to sustainable long-term value and companies should provide pertinent information on material risks common to their industry and specific to their business. CSIM evaluates, on a case-by-case basis, shareholder proposals regarding environmental and social issues, including those calling for additional disclosure of material risks to a company, with emphasis placed on those risks identified within the framework of the Sustainability Accounting Standards Board (SASB).
CSIM recognizes that financial performance can be impacted by a company’s environmental, social and human capital management policies. CSIM’s case-by-case evaluation of these proposals takes into consideration a company’s current practices, level of reporting, disclosures by its peers, and the existence of controversies or litigation related to the issue.
CSIM believes that, in most instances, boards are best positioned to determine their company’s strategy and manage its operations, and generally does not support shareholder proposals seeking a change in business practices.
i.
Climate Change Proposals
CSIM believes that companies should provide pertinent information on the management of potential climate change-related risks, with the understanding that the relevance of this disclosure for any specific company will vary depending on its industry and operations. For companies operating in carbon-intensive industries, we believe boards should be considering a range of energy demand scenarios. We generally support proposals requesting additional disclosure on climate change-related impacts when the company’s current reporting is inadequate.
ii.
Corporate Political Activity Proposals
CSIM expects boards of directors to have a stated oversight process for political contributions and lobbying activities. CSIM evaluates proposals asking for disclosure of a company’s political contributions and lobbying activities on a case-by-case basis and considers supporting them if there is no evidence of board oversight, a political spending policy and/or a company’s disclosure is deficient and lags that of its peers.
V.
ADMINISTRATION

A.
CONFLICTS OF INTERESTS

CSIM maintains the following practices that seek to prevent undue influence on its proxy voting activity. Such influence might arise from any relationship between the company holding the proxy (or any shareholder or board member of the company) and CSIM, CSIM’s affiliates, a mutual fund or exchange-traded fund managed by CSIM (“Affiliated Fund”), an affiliate of such Fund, or a CSIM employee. The Proxy Committee has directed that Glass Lewis be instructed to vote any such proxies in the same proportion as the votes of all other shareholders in the fund (i.e., “echo vote”).
With respect to proxies of an underlying Affiliated Fund, the Investment Stewardship Team will ensure that such proxies are “echo voted,” unless otherwise required by law. When required by law or applicable exemptive order, the Investment Stewardship Team will also ensure the “echo voting” of an unaffiliated mutual fund or exchange traded fund. For example, certain exemptive orders issued to a fund by the Securities and Exchange Commission and Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, require the fund, under certain circumstances, to “echo vote” proxies of registered investment companies that serve as underlying investments of the fund.
In addition, with respect to holdings of The Charles Schwab Corporation (“CSC”) (ticker symbol: SCHW), the Investment Stewardship Team will ensure such proxies are echo-voted, unless otherwise required by law.
Where the Proxy Committee has delegated an item to the Investment Stewardship Team, CSIM has taken certain steps to mitigate perceived or potential conflicts of interest, including, but not limited to, the following:
●
maintaining a reporting structure that separates employees with voting authority from those with sales or business relationship authority,
●
reporting of potential conflicts to the Proxy Committee to review the conflict and provide final vote determination,
●
defaulting to the standard CSIM Proxy Voting Policy.
In all other cases, proxy issues that present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM’s clients, will be delegated to Glass Lewis to be voted in accordance with CSIM’s Proxy Voting Guidelines which are set each year based on governance criteria and not influenced by any individual issuer or ballot item.
Where CSIM’s Investment Stewardship Team conducts an engagement meeting with a company, CSIM has taken certain steps to mitigate perceived or potential conflicts of interest, including, but not limited to, the following:
●
ensuring that no members of the board of (i) CSC or (ii) an Affiliated Fund, which are affiliated with such company, are participants in such meetings.
5

B.
FOREIGN SECURITIES/SHAREBLOCKING

Voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:
●
proxy statements and ballots written in a foreign language,
●
untimely and/or inadequate notice of shareholder meetings,
●
restrictions of foreigner’s ability to exercise votes,
●
requirements to vote proxies in person,
●
requirements to provide local agents with power of attorney to facilitate CSIM’s voting instructions.
In consideration of the foregoing issues, CSIM, in conjunction with Glass Lewis, uses its best efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote. In addition, certain foreign countries impose restrictions on the sale of securities for a period of time before and/or after the shareholder meeting. To avoid these trading restrictions, the Proxy Committee instructs Glass Lewis not to vote such foreign proxies (share-blocking).
C.
SECURITIES LENDING

Certain of the funds managed by CSIM enter into securities lending arrangements with lending agents to generate additional revenue for their portfolios. In securities lending arrangements, any voting rights that accompany the loaned securities generally pass to the borrower of the securities, but the lender retains the right to recall a security and may then exercise the security’s voting rights. In order to vote the proxies of securities out on loan, the securities must be recalled prior to the established record date. CSIM will use its best efforts to recall a fund’s securities on loan when deemed appropriate and in the best interest of shareholders and complies with all reporting requirements.
D.
SUB-ADVISORY RELATIONSHIPS

Where CSIM has delegated day-to-day investment management responsibilities to an investment sub-adviser, CSIM may (but generally does not) delegate proxy voting responsibility to such investment sub-adviser. In addition, CSIM may share proxy voting with an investment sub-adviser. Each sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to make voting decisions in the best interest of each investment company and its shareholders, or other client associated with the securities it has been allocated. Each sub-adviser to whom proxy voting has been delegated must inform CSIM of its voting decisions to allow CSIM to implement the votes or in the case of shared voting responsibility, potentially override the sub-adviser’s vote recommendation. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser’s proxy voting policy to determine whether it believes that each sub-adviser’s proxy voting policy is generally consistent with the maximization of the value of CSIM’s clients’ investments by protecting the long-term best interest of shareholders.
E.
REPORTING AND RECORD RETENTION

CSIM will maintain, or cause Glass Lewis to maintain, records that identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients’ proxy voting records and procedures.
CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940, as amended, and the Investment Company Act of 1940, as amended.
6

Schwab Funds®
Schwab® VIT Balanced Portfolio	SWB1Z
Schwab® VIT Balanced with Growth Portfolio	SWC1Z
Schwab® VIT Growth Portfolio	SWG1Z
STATEMENT OF ADDITIONAL INFORMATION
April 28, 2025
The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with each fund’s prospectus dated April 28, 2025 (as amended from time to time).
The funds’ audited financial statements and the report of the independent registered public accounting firm thereon from the funds’ Form N-CSR for the fiscal year ended December 31, 2024, are incorporated by reference into this SAI.
For a free copy of any of these documents, to request other information, or ask questions about the funds, call 1-877-824-5615. For TDD service, call 1-800-345-2550. In addition, you may visit www.schwabassetmanagement.com/prospectus for a free copy of these documents.
Each fund is a series of Schwab Annuity Portfolios (the Trust). The funds are part of the Schwab complex of funds (Schwab Funds). Charles Schwab Investment Management, Inc., dba Schwab Asset Management®, is the investment adviser to the funds (investment adviser).
REG66975-12

INVESTMENT OBJECTIVES
Schwab VIT Balanced Portfolio seeks long-term capital appreciation and income.
Schwab VIT Balanced with Growth Portfolio seeks long-term capital appreciation and income.
Schwab VIT Growth Portfolio seeks long-term capital appreciation.
Each fund’s investment objective is not fundamental and therefore may be changed by the fund’s Board of Trustees without shareholder approval.
There is no guarantee the funds will achieve their investment objectives.
INVESTMENT STRATEGIES
To pursue their goals, the Schwab VIT Balanced Portfolio, Schwab VIT Balanced with Growth Portfolio and Schwab VIT Growth Portfolio (each a “fund” and, collectively, the “funds”) aim to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed-income securities and money market investments, as well as diversification across a range of sub-asset classes within major asset classes. The funds gain exposure to these asset classes by primarily investing in affiliated Schwab exchange traded funds (ETFs), the Schwab ETFs. The funds may also invest in affiliated Schwab mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The funds will generally invest in a Schwab ETF that, in the investment adviser’s opinion, corresponds to a sub-asset class and is competitive with unaffiliated third party ETFs.
The Schwab VIT Balanced Portfolio and Schwab VIT Balanced with Growth Portfolio normally will invest, including their investments in the underlying funds, at least 25% of their assets in equity securities and at least 25% of their assets in fixed income securities, which may include bonds, cash equivalents, money market funds and money market investments.
The funds intend to invest in a combination of underlying funds; however, the funds may invest directly in securities represented in the major asset classes noted above. Each fund may invest on a limited basis in derivatives.
INVESTMENTS, SECURITIES AND RISKS
The different types of investments that the funds or their underlying funds may invest in, the investment techniques they may use and the risks normally associated with these investments are discussed below. The following investment strategies, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of a fund’s acquisition of such security or asset unless otherwise noted. Thus, any subsequent change in values, net assets or other circumstances does not require a fund to sell an investment if it could not then make the same investment. Not all investment securities or techniques discussed below are eligible investments for each fund.
From time to time a fund may hold certain securities not otherwise discussed in this SAI as a permissible investment for the fund. To the extent an investment becomes part of a fund’s principal or non-principal investment strategy, the fund will take the necessary steps to identify them as permissible investments. In addition, a fund may receive (i.e., not actively invest) such securities as a result of a corporate action, such as securities dividends, spin-offs or rights issues. In such cases, the fund will not actively add to its position and generally will dispose of the securities as soon as reasonably practicable.
Asset-Backed Securities are securities that are backed by the loans or accounts receivable of an entity, such as a bank or credit card company. These securities are obligations that the issuer intends to repay using the assets backing them (once collected). Therefore, repayment may depend largely on the cash flows generated by the assets backing the securities. The rate of principal payments on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision, and actual yield to maturity may be more or less than the anticipated yield to maturity.
Sometimes the credit quality of these securities is limited to the support provided by the underlying assets, but in other cases additional credit support also may be provided by a third party via a letter of credit or insurance guarantee. Such credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.
Bond Funds typically seek high current income by investing primarily in debt securities, including U.S. government securities, corporate bonds, stripped securities and mortgage- and asset-backed securities. Other investments may include some illiquid and restricted securities. Bond funds typically may enter into delayed-delivery or when-issued securities transactions, repurchase agreements, swap agreements and futures contracts. Bond funds are subject to interest rate and income risks as well as credit and prepayment risks. When interest rates fall, the price of debt securities generally rise, which may affect the values of bond funds and their yields. For example, when interest rates fall, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. A bond fund holding these securities would be forced to invest the principal received from the issuer in lower yielding debt securities. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This risk is known as extension risk and may affect the value of a bond fund if the value of its securities are depreciated as a result of the higher market interest rates. In addition, when interest rates rise, bond prices fall as a general rule. This means that the value of an investor’s shares in a bond fund could decline in response to a rise in interest rates.
Bond funds also are subject to the risk that the issuers of the securities in their funds will not make timely interest and/or principal payments or fail to make them at all. For a more detailed discussion of the risks of bonds, please refer to “Debt Securities” later in the document.
Borrowing. A fund may borrow for temporary or emergency purposes; for example, the fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. A fund’s borrowings will be subject to interest costs. Borrowing can also involve leveraging when securities are purchased with the borrowed money. Leveraging creates interest expenses that can exceed the income from the assets purchased with the borrowed money. In addition, leveraging may magnify changes in the net asset value (NAV) of a fund’s shares and in its fund yield. A fund is required to comply with the asset coverage requirements of the Investment Company Act, as amended (the 1940 Act) when it engages in borrowing activities. If assets used to secure a borrowing decrease in value, the fund may be required to pledge additional collateral to avoid liquidation of those assets.
A fund may establish lines-of-credit (lines) with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by the fund within 60 days and is not extended or renewed. A fund may use the lines to meet large or unexpected redemptions that would otherwise force the fund to liquidate securities under circumstances which are unfavorable to the fund’s remaining shareholders. A fund will pay fees to a bank if it uses its lines.
Build America Bonds are taxable municipal bonds with federal subsidies for a portion of the issuer’s borrowing costs. Build America Bonds were issued through the Build America Bond program, which was created as part of the American Recovery and Reinvestment Act of 2009 (the Act). The objective of the program was to reduce the borrowing costs of state and local governments. Because the Act was not extended beyond its expiration date on December 31, 2010, tax subsidies do not apply to Build America Bonds issued following such date (if any). However, Build America Bonds outstanding and issued before such date remain eligible for the federal interest rate subsidy, which continues for the life of the Build America Bonds.
If a fund or an underlying fund holds Build America Bonds, a fund or an underlying fund may be eligible to receive a federal income tax credit; however, the issuer of a Build America Bond may instead elect to receive a cash payment directly from the federal government in lieu of holders such as a fund or an underlying fund receiving a tax credit. The interest on Build America Bonds is taxable for federal income tax purposes and will be distributed to shareholders as taxable ordinary income. For any tax credit Build America Bond held by a fund or an underlying fund, a fund or an underlying fund may elect to pass through to its shareholders any tax credits from those bonds that otherwise would be allowed to a fund or an underlying fund. These tax credits can generally be used to offset U.S. federal income taxes and the federal alternative minimum tax, but such credits are generally not refundable. Any unused credits may be carried forward to succeeding taxable years.
Concentration means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry’s securities. Each fund will not concentrate its investments in a particular industry or group of industries, unless its underlying funds’ investments are so concentrated.
Credit and Liquidity Supports or Enhancements may be employed by issuers, funds or underlying funds to reduce the credit risk of their securities. Credit supports include letters of credit, insurance, total return and credit swap agreements and guarantees provided by foreign and domestic financial institutions. Liquidity supports include puts, demand features and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. The investment adviser may rely on its evaluation of the credit and liquidity support provider in determining whether to purchase or hold a security enhanced by such a support. Changes in the credit quality of a support provider could cause losses to a fund or an underlying fund.
Cyber Security Risk. As the use of technology, including cloud-based technology, and the frequency of cyber attacks in the market has become more prevalent, the funds are potentially more susceptible to operational and information security risks resulting from breaches in cybersecurity that may lead to financial losses. A breach in cybersecurity refers to both intentional and unintentional events that may, among other things, cause a fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, or otherwise disrupt normal business operations. This in turn could adversely affect a fund and its shareholders by, among other things, interfering with the processing of shareholder transactions; impeding a fund’s ability to calculate its NAV; causing the release or misuse of confidential fund information or private shareholder information (which may violate privacy and other laws, including those related to identity theft). A cyber attack may cause financial losses by impeding trading, causing reputational damage, and subjecting a fund to regulatory penalties, fines, reimbursement or other compensation costs. Additional compliance costs could be associated with corrective measures and/or cybersecurity risk management. Cybersecurity breaches may involve unauthorized access to a fund’s digital information systems (e.g., through “hacking” or malicious software coding), and may come from multiple sources, including from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users) or cyber extortion, including exfiltration of data held for ransom and/or “ransomware”

attacks that render systems inoperable until ransom is paid, or insider actions (e.g., intentionally or unintentionally harmful acts of adviser personnel). In addition, cybersecurity breaches involving a fund’s third-party service providers (e.g., the funds’ custodian and transfer agent), trading counterparties or issuers in which a fund invests can also subject a fund to many of the same risks associated with direct cybersecurity breaches or extortion of data. Recently, geopolitical tensions may have increased the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.
Cybersecurity failures or breaches may result in financial losses to a fund and its shareholders. For example, cybersecurity failures or breaches involving trading counterparties or issuers in which a fund invests could adversely impact such counterparties or issuers and cause a fund’s investment to lose value.
Although the investment adviser has business continuity plans and risk management systems designed to reduce the risks associated with cybersecurity, there are inherent limitations in these plans and systems, including the possibility that certain risks have not been identified, in large part because different or unknown threats may emerge in the future. As such, there is no guarantee that such efforts will succeed, especially because the funds do not directly control the cybersecurity systems of issuers in which a fund may invest, trading counterparties or third-party service providers to the funds. Such entities have experienced cyber attacks and other attempts to gain unauthorized access to systems from time to time, and there is no guarantee that efforts to prevent or mitigate the effects of such attacks or other attempts to gain unauthorized access will be successful. There is also a risk that cybersecurity breaches may not be detected. There can be no assurance that the funds will not suffer losses relating to cyber attacks on the funds, their service providers, trading counterparties or the issuers in which a fund invests.
Debt Securities are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically “IOUs,” but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed-, variable- or floating- rate of interest on the amount of money borrowed (the principal) until it is paid back upon maturity.
Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Conversely, when interest rates rise, the prices of debt securities generally fall. Debt securities may also experience price changes when interest rates are anticipated to change. Certain debt securities have call features that allow issuers to redeem their outstanding debts prior to final maturity. Depending on the call feature, an issuer may pre-pay its outstanding debts and issue new ones paying lower interest rates. This is especially true for bonds with sinking fund provisions, which commit the issuer to set aside a certain amount of money to cover timely repayment of principal and typically allow the issuer to annually repurchase certain of its outstanding bonds from the open market or at a pre- set call price. If an issuer redeems the debt securities prior to final maturity, a fund may have to replace these securities with lower yielding securities, which could result in a lower return. This is known as prepayment risk and is more likely to occur in a falling interest rate environment. In a rising interest rate environment, prepayment on outstanding debt securities is less likely to occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest.
A change in a central bank’s monetary policy or economic conditions may lead to a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of debt securities in which a fund invests. Some debt securities, such as bonds with longer durations, are more sensitive to interest rate changes than others and may experience an immediate and considerable reduction in value if interest rates rise. Longer duration securities tend to be more volatile than shorter duration securities. As the values of debt securities in a fund’s portfolio adjust to a rise in interest rates, a fund’s share price may fall. In the event that a fund holds a large portion of its portfolio in longer duration securities when interest rates increase, the share price of the fund may fall significantly.
Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all. This is called credit risk. Corporate debt securities (bonds) tend to have higher credit risk generally than U.S. government debt securities. Debt securities also may be subject to price volatility due to market perception of future interest rates, the creditworthiness of the issuer and general market liquidity (market risk). Investment-grade debt securities are considered medium- and/or high-quality securities, although some still possess varying degrees of speculative characteristics and risks. Debt securities rated below investment-grade are riskier, but may offer higher yields. These securities are sometimes referred to as high yield securities or “junk bonds.” The market for these securities has historically been less liquid and more volatile than for investment-grade securities.
Corporate bonds are debt securities issued by corporations. Although a higher return is expected from corporate bonds, these securities, while subject to the same general risks as U.S. government securities, are subject to greater credit risk than U.S. government securities. Their prices may be affected by the perceived credit quality of their issuer.
See Appendix — Ratings of Investment Securities for a full description of the various ratings assigned to debt securities by various nationally recognized statistical rating organizations (NRSROs).
Delayed-Delivery Transactions include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund or underlying fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund or underlying fund until the security is delivered. When a fund or underlying fund sells a security on a delayed-delivery basis, the fund or underlying fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund or underlying fund could suffer losses.

Depositary Receipts include American Depositary Receipts (ADRs) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), and are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.
Investments in the securities of foreign issuers may subject the funds or underlying funds to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States. Please see “Foreign Securities” in this section for more detail.
Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.
Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.
Derivative Instruments are commonly defined to include instruments or contracts whose values depend on (or “derive” from) the value of one or more other assets such as securities, currencies, or commodities. These “other assets” are commonly referred to as “underlying assets.”
A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Options and forward contracts are considered to be the basic “building blocks” of derivatives. For example, forward-based derivatives include forward contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and applying these structures to a wide range of underlying assets.
Risk management strategies include investment techniques designed to facilitate the sale of portfolio securities, manage the average duration of the portfolio or create or alter exposure to certain asset classes, such as equity, other debt or foreign securities.
In addition to the derivative instruments and strategies described in this SAI, the investment adviser expects to discover additional derivative instruments and other investment, hedging or risk management techniques. The investment adviser may utilize these new derivative instruments and techniques to the extent that they are consistent with a fund’s or underlying fund’s investment objective and permitted by a fund’s or underlying fund’s investment limitations, operating policies, and applicable regulatory authorities.
A fund or underlying fund’s derivative instruments can create (i) leverage risk, which generally refers to the risk that derivatives transactions can magnify a fund’s gains and losses, (ii) market risk, which generally refers to the risk from potential adverse market movements in relation to a fund’s derivatives positions, or the risk that markets could experience a change in volatility that adversely impacts fund returns and a fund’s obligations and exposures, (iii) counterparty risk, which generally refers to the risk that a counterparty on a derivatives transaction may not be willing or able to perform its obligations under the derivatives contract, and the related risks of having concentrated exposure to such a counterparty, (iv) liquidity risk, which generally refers to the risk involving the liquidity demands that derivatives transactions can create to make payments of margin, collateral, or settlement payments to counterparties, (v) operational risk, which generally refers to the risk related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls, and human error and (vi) legal risk, which generally refers to insufficient documentation, insufficient capacity or authority of the counterparty, or legality or enforceability of a contract. Certain of these risks are described in more detail as they apply to specific derivative instruments in the following sub-sections of this SAI.

Futures Contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery at the close of the transaction, the parties usually agree to deliver the final cash settlement price of the contract. To the extent allowed by applicable securities laws, a fund or underlying fund may purchase and sell futures contracts based on securities, securities indices and foreign currencies, interest rates, or any other futures contracts traded on U.S. exchanges or boards of trade that the Commodity Futures Trading Commission (CFTC) licenses and regulates on foreign exchanges. Although positions are usually marked to market on a daily basis with an intermediary (executing broker), there remains a credit risk with the futures exchange.
Each fund and underlying fund must maintain a small portion of its assets in cash to process shareholder transactions and to pay its expenses. In order to reduce the effect this otherwise uninvested cash would have on its performance, a fund or underlying fund may purchase futures contracts. Such transactions allow a fund’s or underlying fund’s cash balance to produce a return similar to that of the underlying security or index on which the futures contract is based. A fund or underlying fund may purchase or sell futures contracts on a specified foreign currency to “fix” the price in U.S. dollars of the foreign security it has acquired or sold or expects to acquire or sell. A fund or underlying fund may enter into a futures contract for other reasons as well.
When buying or selling futures contracts, a fund or underlying fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as “initial margin” and must be in the form of liquid assets, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as “variation margin” may be made daily, if necessary, as the value of the futures contracts fluctuate. This process is known as “marking-to-market.” The initial margin amount will be returned to the fund or underlying fund upon termination of the futures contracts assuming all contractual obligations are satisfied. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage.
While a fund or underlying fund may purchase and sell futures contracts in order to simulate full investment in their respective indices, there are risks associated with these transactions. Adverse market movements could cause a fund or underlying fund to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if a fund or underlying fund had instead transacted in the underlying securities directly. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. Additionally, a fund or an underlying fund incurs transaction costs (i.e. brokerage fees) when engaging in futures trading. To the extent a fund or underlying fund also invests in futures in order to simulate full investment, these same risks apply.
When interest rates are rising or securities prices are falling, a fund or underlying fund may seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When interest rates are falling or prices are rising, a fund or underlying fund may attempt, through the purchase of futures contracts, to secure better rates or prices than might later be available in the market when they affect anticipated purchases. Similarly, a fund or underlying fund may sell futures contracts on a specified currency to protect against a decline in the value of that currency and their portfolio securities that are denominated in that currency. A fund or underlying fund may purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in that currency that a fund or underlying fund has acquired or expects to acquire.
Futures contracts may require actual delivery or acquisition of an underlying security or cash value of an index on the expiration date of the contract. In most cases, however, the contractual obligation is fulfilled before the date of the contract by buying or selling, as the case may be, identical futures contracts. Such offsetting transactions terminate the original contracts and cancel the obligation to take or make delivery of the underlying securities or cash. There may not always be a liquid secondary market at the time a fund or underlying fund seeks to close out a futures position. If a fund or an underlying fund is unable to close out its position and prices move adversely, the fund or underlying fund would have to continue to make daily cash payments to maintain its margin requirements. If a fund or an underlying fund had insufficient cash to meet these requirements it may have to sell portfolio securities at a disadvantageous time or incur extra costs by borrowing the cash. Also, a fund or an underlying fund may be required to make or take delivery and incur extra transaction costs buying or selling the underlying securities. A fund or an underlying fund seeks to reduce the risks associated with futures transactions by buying and selling futures contracts that are traded on national exchanges or for which there appears to be a liquid secondary market.
Options Contracts generally provide the right, but not the obligation, to buy or sell a security, commodity, futures contract or foreign currency in exchange for an agreed upon price. If the right is not exercised after a specified period, the option expires and the option buyer forfeits the money paid to the option seller.
A call option gives the buyer the right to buy a specified number of shares of a security at a fixed price on or before a specified date or dates in the future. For this right, the call option buyer pays the call option seller, commonly called the call option writer, a fee called a premium. Call option buyers are usually anticipating that the price of the underlying security will rise above the price fixed with the call writer, thereby allowing them to profit. If the price of the underlying security does not rise, the call option buyer’s losses are limited to the premium paid to the call option writer. For call option writers, a rise in the price of the underlying security will be offset, in part, by the premium received from the call option buyer. If the call option writer does not own the underlying security, however, the losses that may ensue if the price rises could be potentially unlimited. If the call option writer owns the underlying security or commodity, this is called writing a covered call.
A put option is the opposite of a call option. It gives the buyer the right to sell a specified number of shares of a security at a fixed price on or before a specified date in the future. Put option buyers are usually anticipating a decline in the price of the underlying security, and wish to offset those losses when selling the security at a later date. Under current regulatory requirements, all put options a fund or an underlying fund writes will be covered, which means that a fund or an underlying fund will earmark or segregate cash, U.S. government securities or other liquid securities with a value at least equal to the exercise price of the put option, or will otherwise “cover” its position as required by current regulatory guidance under the 1940 Act (e.g., the fund will hold a put option on the same underlying security with the same or higher strike price). The purpose of writing such options is to generate additional income for a fund or an underlying fund. However, in return for the option premium, a fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities’ market value at the time of purchase. When a fund or an underlying fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. If a put provider fails to honor its commitment upon a fund’s or an underlying fund’s attempt to exercise the put, a fund or an underlying fund may have to treat the security’s final maturity as its effective maturity. If that occurs, the security’s price may be negatively impacted, and its sensitivity to interest rate changes may be increased, possibly contributing to increased share price volatility for a fund or an underlying fund. This also could lengthen a fund’s or an underlying fund’s overall average effective maturity. Standby commitments are types of puts.
A fund or an underlying fund may purchase and write put and call options on any securities in which it may invest or any securities index or basket of securities based on securities in which it may invest. In addition, a fund or underlying fund may purchase and sell foreign currency options and foreign currency futures contracts and related options. A fund or an underlying fund may purchase and write such options on securities that are listed on domestic or foreign securities exchanges or traded in the over-the-counter market. Like futures contracts, option contracts are rarely exercised. Option buyers usually sell the option before it expires. Option writers may terminate their obligations under a written call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as “closing purchase transactions.” A fund or an underlying fund may enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased or written.
An exchange-traded currency option position may be closed out only on an options exchange that provides a secondary market for an option of the same series. Although a fund or an underlying fund generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option or at any particular time. If a fund or an underlying fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.
Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) an exchange may impose restrictions on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or the Options Clearing Corporation (OCC) may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.
Options trading involves additional risks because of the low margin deposits required and the extremely high degree of leverage that options trading may involve. There may be imperfect correlation between the change in market value of the securities held by a fund or an underlying fund and the prices of the options, possible lack of a liquid secondary market, and the resulting inability to close such positions prior to their maturity dates.
A fund or an underlying fund may write or purchase an option only when the market value of that option, when aggregated with the market value of all other options transactions made on behalf of a fund or an underlying fund, does not exceed 5% of its net assets.
Derivatives Regulatory Matters. In October 2020, the SEC adopted a rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies that rescinded and withdrew the guidance of the SEC and its staff regarding asset segregation and cover transactions previously applicable to a fund’s use of such transactions. The rule requires a fund to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to value-at-risk (VaR) leverage limits and derivatives risk management program and reporting requirements. Generally, these requirements apply unless a fund satisfies a “limited derivatives users” exception that is included in the rule. Under the rule, when a fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating a fund’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether a fund satisfies the limited derivatives users exception, but for funds subject to the VaR testing requirement, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. The SEC also provided guidance in connection with the rule regarding the use of securities lending collateral that may limit a fund’s securities lending activities. In addition, under the rule, a fund will be permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the Delayed-Settlement Securities Provision). A fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, a fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of a fund or underlying fund to use derivatives, and reverse repurchase agreements and similar financing transactions, when-issued, delayed delivery and forward commitment transactions, and unfunded commitment agreements as part of its investment strategies. These requirements may increase the cost of a fund’s investments and cost of doing business, which could adversely affect investors. The investment adviser cannot predict the effects of these regulations on a fund. The investment adviser intends to monitor developments and seeks to manage the funds in a manner consistent with achieving the funds’ investment objectives, but there can be no assurance that it will be successful in doing so.
The Commodity Futures Trading Commission (CFTC) regulates the trading of commodity interests, including certain futures contracts, options, and swaps in which a fund may invest. A fund that invests in commodity interests will generally be subject to certain CFTC regulatory requirements if it is considered a “commodity pool.” A notice of eligibility for exclusion from the definition of the term “commodity pool operator” (CPO) under the Commodity Exchange Act, as amended (CEA) has been filed, by the funds’ investment adviser, with respect to each fund’s operation. Therefore, each fund and its investment adviser are not subject to registration or regulation as a CPO under the CEA. If a fund’s investment adviser were no longer able to claim the exclusion, the fund’s investment adviser may be required to register as a CPO and the fund and its investment adviser would be subject to regulation as a CPO under the CEA. If a fund or its investment adviser is subject to CFTC regulation, it may incur additional expenses and/or may choose to make changes to its investment strategies.
Diversification involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund is a series of an open-end investment management company. Each fund is a diversified mutual fund.
Emerging or Developing Markets exist in countries that are considered to be in the initial stages of industrialization. The risks of investing in these markets are similar to the risks of international investing in general, although the risks are greater in emerging and developing markets. Countries with emerging or developing securities markets tend to have economic structures that are less stable than countries with developed securities markets. This is because their economies may be based on only a few industries and their securities markets may trade a small number of securities. Prices on these exchanges tend to be volatile, and securities in these countries historically have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. There are no strict definitions of what is emerging or developing versus what is considered developed and certain countries are considered emerging or developing in some indices yet developed in others.
A fund’s investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging market country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by the imposition of sanctions, trade barriers, confiscations, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures or retaliatory actions imposed or negotiated by the countries with which they trade. Countries with emerging or developing securities markets may additionally experience problems with share registration, settlement and custody, which may result in losses to the fund.
In addition to the risks of investing in emerging market country debt securities, a fund’s investment in government or government-related securities of emerging market countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. A fund may have limited recourse in the event of default on such debt instruments.
Investing in China involves certain additional risks and considerations not typically associated with investing in other more established economies or securities markets. China based companies that incorporate in the People’s Republic of China (PRC) can issue different classes of shares depending on where they are listed and which investors are allowed to own them. These are referred to as Class A Shares, Class B shares, and Class H shares, which are all renminbi-denominated shares that trade in different currencies depending on what stock exchange they are listed on. Class H Shares trade on the Hong Kong Stock Exchange, are quoted and traded in Hong Kong dollars, and have no restrictions on who can trade them. Class B Shares trade on either the Shanghai or Shenzhen stock exchanges and can only be traded by non-residents of the PRC or residents with appropriate foreign currency dealing accounts. They trade in U.S. dollars on the Shanghai exchange and in Hong Kong dollars on the Shenzhen exchange. Class A Shares trade on either the Shanghai or Shenzhen exchanges and are quoted in renminbi. Class A Shares may only be traded by residents of the PRC, or under the Qualified Foreign Institutional Investor (QFII) rules, or through the Stock Connect programs (Shanghai-Hong Kong or Shenzhen-Hong Kong). Finally, China based companies that are controlled by PRC residents or PRC state entities and have a majority of their revenue or assets in the PRC may incorporate outside the PRC and trade on an exchange outside the PRC in the currency of the exchange. These are referred to as “Red Chip” (Hong Kong), “P Chip” (Hong Kong), “S Chip” (Singapore), or “N Shares” (United States). The multiplicity of share classes and various restrictions on ownership, in addition to the ability of Chinese regulatory authorities and Chinese issuers to suspend trading and their willingness to exercise this option in response to market volatility and other events, can significantly impact liquidity and volatility of the Chinese market and the markets for Chinese securities. In addition, to the extent that a fund invests in China A Shares, there may be legal restrictions imposed by the PRC on the repatriation of assets or proceeds from the sale of China A Shares. Further, there are quotas on the amount China A Shares available either to QFIIs or through the Stock Connect programs. These quotas are applicable to the entire market, not to a specific fund, but they impact the ability of a fund to implement its investment strategy.
Certain funds may invest a portion of their assets in certain operating companies in China through legal structures known as variable interest entities (VIEs). In China, ownership of companies in certain sectors by non-Chinese individuals and entities (including U.S. persons and entities, such as the funds) is prohibited. To facilitate indirect foreign investment in these businesses, many Chinese companies have created VIE structures. In such an arrangement, a China-based operating company typically establishes a shell entity in another jurisdiction, such as the Cayman Islands. The shell company enters into service and other contracts with the China-based operating company, and then issues shares on an exchange (such as the New York Stock Exchange or the Hong Kong Stock Exchange). Non-Chinese investors hold stock in the shell entity rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based operating company through contractual means rather than through formal equity ownership. The contractual arrangements also permit the VIE to consolidate the China-based operating company into its financial statements.
Although VIE structures are a longstanding industry practice and well known to officials and regulators in China, VIE structures are not formally recognized under Chinese law. As a result, investors face the risk that future actions by the Chinese government could significantly affect the China-based operating company’s financial performance and the enforceability of the VIE structure’s contractual arrangements. It is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the VIE structure, or whether any new laws, rules or regulations relating to this structure will be adopted (in each case either generally or with respect to specific industries, sectors or companies) and, if adopted, what impact they would have on the interests of shareholders in the VIE structure. Under extreme circumstances, China could prohibit the existence of VIE structures or limit a VIE structure’s ability to pass through economic and governance rights to non-Chinese individuals and entities. If the Chinese government takes action affecting VIE structures, the market value of a fund’s associated portfolio holdings in VIE structures would likely suffer significant, detrimental, and possibly permanent negative effects, which could result in substantial investment losses to the fund.
In addition, Chinese companies, including China-based operating companies listed on U.S. exchanges through a VIE structure, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies based in more developed countries. As a result, information about the Chinese securities and securities in the VIE structure in which a fund invests may be less reliable or complete than investments in other securities. Foreign companies listed on U.S. exchanges, including China-based operating companies that utilize a VIE structure, also could face delisting or other ramifications for failure to meet the requirements of the SEC, the Public Company Accounting Oversight Board or other U.S. regulators. Delisting would significantly decrease the liquidity and value of the securities, decrease the ability of a fund to transact in such securities and may increase the transaction costs of a fund if the fund is required to seek other markets in which to transact in those securities.
Investments involving a VIE structure may also pose additional risks because such investments are made through a company whose interests in the underlying China-based operating company are established through contract rather than through equity ownership. For example, in the event of a dispute, the contractual claims with respect to the China-based operating company may be deemed unenforceable in the PRC, thus limiting (or eliminating) the remedies and rights available to the VIE and its investors. Such legal uncertainty may also be exploited against the interests of the investors in the VIE structure. Further, the interests of the direct equity owners of the China-based operating company may conflict with the interests of the investors in the VIE structure, and the fiduciary duties of the officers and directors of the China-based operating company may differ from, or conflict with, the fiduciary duties of the officers and directors of the shell entity in which a fund invests.
There is the potential of increased tariffs and restrictions on trade between the United States and the PRC. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on PRC companies and a commensurately negative impact on a fund. In addition, the U.S. and other nations and international organizations may impose economic sanctions or take other actions that may adversely affect issuers located in certain countries, including China. See “Market Disruptions Risk” and “Foreign Securities” risk.
Equity Securities represent ownership interests in a company, and are commonly called “stocks.” Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company’s financial condition, market conditions and political, economic or even company-specific news. When a stock’s price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.
Types of equity securities include common stocks, preferred stocks, convertible securities, rights and warrants, depositary receipts, ADRs, EDRs, interests in real estate investment trusts and business development companies. For more information on real estate investment trusts (REITs), see the section titled “Real Estate Investment Trusts”, for more information on depositary receipts, see the section titled “Depositary Receipts,” and for more information on business development companies, see the section titled “Business Development Companies”).
Common Stocks, which are probably the most recognized type of equity security, represent an equity or ownership interest in an issuer and usually entitle the owner to voting rights in the election of the corporation’s directors and any other matters submitted to the corporation’s shareholders for voting, as well as to receive dividends on such stock. The market value of common stock can fluctuate widely, as it reflects increases and decreases in an issuer’s earnings. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners, other debt holders and owners of preferred stock take precedence over the claims of common stock owners. Common stocks are typically categorized by their market capitalization as large-, mid- or small-cap.
Preferred Stocks represent an equity or ownership interest in an issuer but do not ordinarily carry voting rights, though they may carry limited voting rights. Preferred stocks normally have preference over the corporation’s assets and earnings, however. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks normally pay dividends at a specified rate. However, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over the claims of preferred and common stock owners. Certain classes of preferred stock are convertible into shares of common stock of the issuer. By holding convertible preferred stock, a fund or an underlying fund can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock. Preferred stock is subject to many of the same risks as common stock and debt securities.
Convertible Securities are typically preferred stocks or bonds that are exchangeable for a specific number of another form of security (usually the issuer’s common stock) at a specified price or ratio. A convertible security generally entitles the holder to receive interest paid or accrued on bonds or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. A corporation may issue a convertible security that is subject to redemption after a specified date, and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. The convertible structure allows the holder of the convertible bond to participate in share price movements in the company’s common stock. The actual return on a convertible bond may exceed its stated yield if the company’s common stock appreciates in value and the option to convert to common stocks becomes more valuable.
Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the conversion feature. Convertible securities are also rated below investment grade (high yield) or are not rated, and are subject to credit risk.
Prior to conversion, convertible securities have characteristics and risks similar to nonconvertible debt and equity securities. In addition, convertible securities are often concentrated in economic sectors, which, like the stock market in general, may experience unpredictable declines in value, as well as periods of poor performance, which may last for several years. There may be a small trading market for a particular convertible security at any given time, which may adversely impact market price and a fund’s or an underlying fund’s ability to liquidate a particular security or respond to an economic event, including deterioration of an issuer’s creditworthiness.
Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a conversion feature similar to convertible bonds, but do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer’s common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of a company’s liquidation, bondholders have claims on company assets senior to those of shareholders; preferred shareholders have claims senior to those of common shareholders.
Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks declines, the price of the issuer’s convertible securities will tend not to fall as much because the convertible security’s income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because its conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.
Initial Public Offering (IPO). A fund or an underlying fund may purchase shares issued as part of, or a short period after, a company’s initial public offering (IPOs), and may at times dispose of those shares shortly after their acquisition. A fund’s or underlying fund’s purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.
Master Limited Partnerships (MLPs) are limited partnerships in which the common units are publicly traded. MLP common units are freely traded on a securities exchange or in the over-the-counter market and are generally registered with the SEC. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. MLPs generally have two classes of owners, the general partner and limited partners. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role, if any, in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (minimum quarterly distributions). Common and general partner interests also accrue arrearages in distributions to the extent the minimum quarterly distribution is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the minimum quarterly distribution; however, subordinated units do not accrue arrearages. Distributable cash in excess of the minimum quarterly distribution paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions are intended to encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results are intended to benefit all security holders of the MLP, however, such incentive distribution payments give rise to potential conflicts of interest between the common unit holders and the general partner.
MLP common units represent a limited partnership interest in the MLP. Common units are listed and traded on U.S. securities exchanges or over-the-counter, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP. The funds may purchase common units in market transactions as well as directly from the MLP or other parties in private placements. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common units along with general partner units have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.
MLP subordinated units are typically issued by MLPs to their original sponsors, such as their founders, corporate general partners of MLPs, entities that sell assets to the MLP, and investors. Subordinated units may be purchased directly from these persons as well as newly-issued subordinated units from MLPs themselves. Subordinated units have similar voting rights as common units and are generally not publicly traded. Once the minimum quarterly distribution on the common units, including any arrearages, has been paid, subordinated units receive cash distributions up to the minimum quarterly distribution prior to any incentive payments to the MLP’s general partner. Unlike common units, subordinated units do not have arrearage rights. In the event of liquidation, common units and general partner interests have priority over subordinated units. Subordinated units are typically converted into common units on a one-to-one basis after certain time periods and/or performance targets have been satisfied. The purchase or sale price of subordinated units is generally tied to the common unit price less a discount. The size of the discount varies depending on the likelihood of conversion, the length of time remaining to conversion, the size of the block purchased relative to trading volumes, and other factors, including smaller capitalization partnerships or companies potentially having limited product lines, markets or financial resources, lacking management depth or experience, and being more vulnerable to adverse general market or economic development than larger more established companies.
General partner interests of MLPs are typically retained by an MLP’s original sponsors, such as its founders, corporate partners, entities that sell assets to the MLP and investors. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder’s investment in the general partner interest. General partner interests often confer direct board participation rights and in many cases, operating control, over the MLP. These interests themselves are not publicly traded, although they may be owned by publicly traded entities. General partner interests receive cash distributions, typically 2% of the MLP’s aggregate cash distributions, which are contractually defined in the partnership agreement. In addition, holders of general partner interests typically hold incentive distribution rights, which provide them with a larger share of the aggregate MLP cash distributions as the distributions to limited partner unit holders are increased to prescribed levels. General partner interests generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.
Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.
Certain MLPs are dependent on their parent companies or sponsors for a majority of their revenues. Any failure by an MLP’s parents or sponsors to satisfy their payments or obligations would impact the MLP’s revenues and cash flows and ability to make distributions.
Real Estate Investment Trusts (REITs) are pooled investment vehicles, which invest primarily in income producing real estate or real estate related loans or interests and, in some cases, manage real estate. REITs are sometimes referred to as equity REITs, mortgage REITs or hybrid REITs. An equity REIT invests primarily in properties and generates income from rental and lease properties and, in some cases, from the management of real estate. Equity REITs also offer the potential for growth as a result of property appreciation and from the sale of appreciated property. Mortgage REITs invest primarily in real estate mortgages, which may secure construction, development or long-term loans, and derive income for the collection of interest payments. Hybrid REITs may combine the features of equity REITs and mortgage REITs. REITs are generally organized as corporations or business trusts, but are not taxed as a corporation if they meet certain requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (Internal Revenue Code). To qualify, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including other REITs), cash and government securities, distribute at least 90% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property.

Like any investment in real estate, a REIT’s performance depends on many factors, such as its ability to find tenants for its properties, to renew leases, and to finance property purchases and renovations. In general, REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent a REIT concentrates its investment in certain regions or property types. For example, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants’ failure to pay rent, or incompetent management. Property values could decrease because of overbuilding, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Ultimately, a REIT’s performance depends on the types of properties it owns and how well the REIT manages its properties. Additionally, declines in the market value of a REIT may reflect not only depressed real estate prices, but may also reflect the degree of leverage utilized by the REIT.
In general, during periods of rising interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Higher interest rates also mean that financing for property purchases and improvements is more costly and difficult to obtain. During periods of declining interest rates, certain mortgage REITs may hold mortgages that mortgagors elect to prepay, which can reduce the yield on securities issued by mortgage REITs. Mortgage REITs may be affected by the ability of borrowers to repay debts to the REIT when due and equity REITs may be affected by the ability of tenants to pay rent.
Like small-cap stocks in general, certain REITs have relatively small market capitalizations and their securities can be more volatile than – and at times will perform differently from – large-cap stocks. In addition, because small-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuations than the stocks of larger companies. Further, REITs are dependent upon specialized management skills, have limited diversification, and are therefore subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a fund, a shareholder will bear indirectly a proportionate share of the REIT’s expenses in addition to their proportionate share of a fund’s expenses. Finally, REITs could possibly fail to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemptions from registration under the 1940 Act and CFTC regulations.
Rights and Warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Business Development Companies (BDCs) are closed-end investment companies that have elected to be BDCs under the 1940 Act and are taxed as regulated investment companies (RICs) under the Internal Revenue Code. BDCs operate as venture capital companies and typically invest in, lend capital to, and provide significant managerial assistance to developing private companies or thinly-traded public companies. Under the 1940 Act, BDCs are required to invest at least 70% of their total assets primarily in securities of privately-held U.S. companies or thinly-traded U.S. public companies, cash, cash equivalents, U.S. government securities and high-quality debt investments that mature in one year or less. In addition, a BDC may only incur indebtedness in amounts such that the BDC’s coverage ratio of total assets to total senior securities equals 150% or 200%, as applicable.
BDCs generally invest in debt securities that are not rated by a credit rating agency and are considered below investment grade quality (junk bonds). Little public information generally exists for the type of companies in which a BDC may invest and, therefore, there is a risk that investors may not be able to make a fully informed evaluation of the BDC and its portfolio of investments. In addition, investments made by BDCs are typically illiquid and are difficult to value for purposes of determining a BDC’s NAV (for more information on BDCs, see the section titled “Securities of Other Investment Companies”).
Exchange-Traded Funds (ETFs). The funds intend to invest primarily in ETFs. ETFs are investment companies that typically are registered under the 1940 Act as open-end funds or unit investment trusts (UITs). ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. Shares of an ETF may be bought and sold throughout the day at market prices, which may be higher or lower than the shares’ net asset value. Market prices of ETF shares will fluctuate, sometimes rapidly and materially, in response to various factors including changes in the ETF’s net asset value, the value of ETF holdings, and supply of and demand for ETF shares. Although the creation/redemption feature of ETFs generally makes it more likely that ETF shares will trade close to their net asset value, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as Authorized Participants or market makers) and any disruptions in the ordinary functioning of the creation/redemption process may result in ETF shares trading significantly above (at a “premium”) or below (at a “discount”) their net asset value. An ETF’s investment results are based on the ETF’s daily net asset value. Investors transacting in ETF shares in the secondary market, where market prices may differ from net asset value, may experience investment results that differ from results based on the ETF’s daily net asset value. An “index-based ETF” seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As with any exchange listed security, ETF shares purchased in the secondary market are subject to customary brokerage charges.

Foreign Currency Transactions. A fund or an underlying fund may invest in foreign currency-denominated securities, may purchase and sell foreign currency options and foreign currency futures contracts and related options and may engage in foreign currency transactions on a spot (cash) basis at the rate prevailing in the currency exchange market at the time. A fund or an underlying fund may engage in these transactions to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. A fund or an underlying fund may also use foreign currency options and futures to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
Buying and selling foreign currency options and foreign currency futures contracts and related options involves costs and may result in losses. The ability of a fund or an underlying fund to engage in these transactions may be limited by tax considerations. Although these techniques tend to minimize the risk of loss due to declines in the value of the hedged currency, they tend to limit any potential gain that might result from an increase in the value of such currency. Transactions in these contracts involve certain other risks. Unanticipated fluctuations in currency prices may result in a poorer overall performance for a fund or an underlying fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between a fund’s or an underlying fund’s holdings of securities denominated in a particular currency and the currency transactions into which a fund or an underlying fund enters. Such imperfect correlation may cause a fund or an underlying fund to sustain losses, which will prevent it from achieving a complete hedge or expose it to risk of foreign exchange loss.
Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a fund or an underlying fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a fund or an underlying fund to benefit from favorable fluctuations in relevant foreign currencies.
A fund or an underlying fund may buy or sell foreign currency options and foreign currency futures contracts and related options under the same circumstances, and such use is subject to the same risks and costs, as those set forth in the section “Futures Contracts” with respect to the fund or an underlying fund’s use of forward foreign currency exchange contracts.
Foreign Securities involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks and corporations or because they are traded principally overseas. Foreign securities in which a fund or an underlying fund may invest include those issued by foreign entities that may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, a compromise in public health and safety, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, currency blockage, the imposition of sanctions and other similar measures, change of government or war could affect the value of foreign investments. Additionally, a country could experience a public health threat, such as an infectious illness which could reduce consumer demand or economic output and/or result in market closures, travel restrictions or quarantines, all of which could affect the value of that country’s securities and impact global markets. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a fund or an underlying fund will endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. Bankruptcy laws in some foreign countries are sometimes biased to the borrowers and against the creditors. These factors and others may increase the risks with respect to the liquidity of a fund or an underlying fund, and its ability to meet a large number of shareholder redemption requests.
In addition, the fund or an underlying fund’s investments in foreign securities may be subject to economic sanctions or other government restrictions. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is difficult to ascertain. These types of measures may include, but are not limited to, banning a sanctioned country or certain persons or entities associated with such country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities or persons. The imposition of sanctions and other similar measures could, among other things, result in a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country’s securities or those of companies located in or economically tied to the sanctioned country, currency devaluation or volatility, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could directly or indirectly limit or prevent a fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and adversely impact a fund’s liquidity and performance. As a result, such restrictions may limit the fund or underlying fund’s ability to meet a large number of shareholder redemption requests.
Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a fund or an underlying fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a fund or an underlying fund to miss attractive investment opportunities. Losses to a fund or an underlying fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for a fund or underlying fund.
Investments in the securities of foreign issuers may be made and held in foreign currencies. In addition, a fund or an underlying fund may hold cash in foreign currencies. These investments may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may cause a fund or an underlying fund to incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a fund.
During the 2008 – 2009 global financial crisis, financial markets in Europe experienced significant volatility due, in part, to concerns about rising levels of government debt and the prevalence of increased budget deficits. As a result, many economies in the region suffered through prolonged economic downturns. Due to the economic integration of the region, another economic downturn in one European country may have a negative impact on the economies of other European countries. As a fund may hold investments in issuers that are located in Europe or that depend on revenues generated from operations in Europe, any material negative developments in Europe could have a negative impact on the value and liquidity of these investments, which could harm the fund’s performance.
High Yield Securities, also called lower quality bonds (junk bonds), are frequently issued by companies without long track records of sales and earnings, or by those of questionable credit strength, and are more speculative and volatile (though typically higher yielding) than investment grade bonds. Adverse economic developments could disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly-leveraged issuers, to service their debt obligations or to repay their obligations upon maturity.
Also, the secondary market for high yield securities at times may not be as liquid as the secondary market for higher-quality debt securities. As a result, the investment adviser could find it difficult to sell these securities or experience difficulty in valuing certain high yield securities at certain times. Prices realized upon the sale of such lower rated securities, under these circumstances, may be less than the prices at which a fund or an underlying fund purchased them.
Thus, high yield securities are more likely to react to developments affecting interest rates and market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. When economic conditions appear to be deteriorating, medium- to lower-quality debt securities may decline in value more than higher-quality debt securities due to heightened concern over credit quality, regardless of prevailing interest rates. Prices for high yield securities also could be affected by legislative and regulatory developments. These laws could adversely affect a fund’s or an underlying fund’s net asset value and investment practices, the secondary market value for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.
Inflation-Protected Securities are fixed-income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index (CPI) accruals as part of a semiannual coupon.
Inflation-protected securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semiannual basis equal to a fixed percentage of the inflation adjusted principal amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-protected bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury in the case of U.S. Treasury inflation-protected bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. A fund or an underlying fund may also invest in other inflation-protected bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond to be repaid at maturity may be less than the original principal amount and, therefore, is subject to credit risk.
The value of inflation-protected bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the expected rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds.
While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
The periodic adjustment of U.S. inflation-protected bonds is tied to the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers (CPI-U), published monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by the IRS to be taxable income in the year it occurs. An underlying fund’s distributions to shareholders may include interest income and the income attributable to principal adjustments, both of which will be taxable to shareholders. The tax treatment of the income attributable to principal adjustments may result in the situation where an underlying fund needs to make its required annual distributions to shareholders in amounts that exceed the cash received. As a result, the underlying fund may need to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-protected security is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.
International Bonds are certain obligations or securities of foreign issuers, including Eurodollar Bonds, which are U.S. dollar-denominated bonds issued by foreign issuers payable in Eurodollars (U.S. dollars held in banks located outside the United States, primarily Europe), Yankee Bonds, which are U.S. dollar-denominated bonds issued in the U.S. by foreign banks and corporations, and EuroBonds, which are bonds denominated in U.S. dollars and usually issued by large underwriting groups composed of banks and issuing houses from many countries. Investments in securities issued by foreign issuers, including ADRs and securities purchased on foreign securities exchanges, may subject a fund or an underlying fund to additional investment risks, such as adverse political and economic developments, possible seizure, nationalization or expropriation of foreign investments, less stringent disclosure requirements, non-U.S. withholding taxes and the adoption of other foreign governmental restrictions.
Additional risks include less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and transaction costs may be higher. Foreign issuers of securities or obligations are often subject to accounting requirements and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.
Illiquid Securities or Investments means any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board and is governed by the 1940 Act and rules promulgated thereunder, which provide that a fund may not acquire any illiquid investments if, immediately after the acquisition, the fund would have invested more than 15% of the fund’s net assets in illiquid investments. Investments currently not considered liquid include, among others, repurchase agreements not maturing within seven days that are not subject to a demand feature of seven days or less and certain restricted securities. Any investment may become illiquid at times of market dislocation.
Indexing Strategies involve tracking the securities represented in, and therefore the performance of, an index. An underlying index fund normally will invest primarily in the securities of its index. Moreover, the underlying index fund seeks to invest so that its portfolio performs similarly to that of its index. Correlation for an underlying index fund is calculated using daily returns, according to a mathematical formula which measures correlation between the fund’s portfolio and index returns. An underlying index fund may rebalance its holdings in order to track its index more closely. A perfect correlation of 1.0 is unlikely as the fund incurs operating and trading expenses unlike its index.
There can be no guarantee that the performance of an underlying index fund will achieve a high degree of correlation with that of its index. A number of factors may affect an underlying index fund’s ability to achieve a high correlation with its index, including the degree to which the fund utilizes a sampling technique. The correlation between the performance of an underlying index fund and its index may also diverge due to transaction costs, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the underlying index fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the underlying index fund but not to the index.
Interfund Borrowing and Lending. The SEC has granted an exemption to the Schwab Funds that permits each fund to borrow money from and/ or lend money to other funds in the Fund Complex as defined under “Management of the Funds.” All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees.
Investments in Wholly-Owned Subsidiaries. An underlying fund may invest in a subsidiary that is expected to provide exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code and recent IRS revenue rulings, as discussed below under “Taxation.” The subsidiary is a company organized under the laws of the Cayman Islands, and is overseen by its own board of directors. The underlying fund is the sole shareholder of the subsidiary, and it is not currently expected that shares of the subsidiary will be sold or offered to other investors.
The subsidiary invests primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. Although the relevant underlying fund may enter into these commodity-linked derivative instruments directly, the underlying fund will likely gain exposure to these derivative instruments indirectly by investing in its subsidiary. The subsidiary will also invest in fixed income instruments, some of which are intended to serve as margin or collateral for the subsidiary’s derivatives position. To the extent an underlying fund invests in a subsidiary, the underlying fund may be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in each fund’s prospectus and this SAI.
The subsidiary is not registered under the 1940 Act, and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or its subsidiary to operate as described in its registration statement and could adversely affect the underlying fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the subsidiary. If Cayman Islands law changes such that the subsidiary must pay Cayman Islands taxes, underlying fund shareholders would likely suffer decreased investment returns.
Large Transaction Risk. Certain accounts or Schwab affiliates may from time to time own (beneficially or of record) or control a significant percentage of a fund’s shares. Redemptions by these shareholders of their holdings in a fund or large redemptions by several shareholders may impact the fund’s liquidity and NAV. These redemptions may also force a fund to sell securities when it would not otherwise do so, which could result in a loss to the fund, negative impact to the fund’s brokerage costs, acceleration of the realization of taxable income if sales of securities result in capital gains or other income (which particularly would impact shareholders who do not hold their fund shares in an IRA, 401(k) plan or other tax-advantaged investment plan), or higher portfolio turnover. Investors should consider whether a fund is an appropriate investment in light of their current financial position and goals.
Market Disruptions Risk. The funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, tariffs, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, epidemics and pandemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause a fund to lose value. These events can also impair the technology and other operational systems upon which the funds’ service providers, including Schwab Asset Management as the funds’ investment adviser, rely, and could otherwise disrupt the funds’ service providers’ ability to fulfill their obligations to the funds.
A widespread health crisis, such as an infectious disease outbreak, epidemic or pandemic, could cause substantial market volatility, securities exchange suspensions, restrictions or closures, and other deleterious effects, any of which could disrupt fund operations and adversely affect fund performance. For example, the outbreak of COVID-19, a novel coronavirus disease, caused volatility, severe market dislocations and liquidity constraints in many markets, including those in which the funds invest. Efforts to contain the spread of infectious disease could result in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that could have negative economic effects. Such disruptions could lead to instability in the market place, including losses and overall volatility. Future health crises could adversely affect economies, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways.
War, terrorism and related responses and events could cause substantial market volatility, disrupt fund operations and adversely affect fund performance. For example, Russia’s military invasion of Ukraine in February 2022, responses by the United States and other countries to the invasion and the potential for wider conflict have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals that, among other restrictions, prohibit companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. Additionally, armed conflict between Israel and Hamas and other militant groups in the Middle East and related events could cause significant market disruptions and volatility. These events and other similar events could negatively affect a fund’s performance.
U.S. and global markets have experienced increased volatility in past years, including as a result of the failures of certain U.S. and non-U.S. banks, which could be harmful to the funds and issuers in which they invest. For example, if a bank in which a fund or an issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer fails, the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by issuers in which the funds invest remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the funds and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the funds and issuers in which they invest.
International trade tensions may arise from time to time which could result in trade tariffs, embargos or other restrictions or limitations on trade. The imposition of any actions on trade could trigger a significant reduction in international trade, an oversupply of certain manufactured goods, substantial price reductions of goods, possible failure of individual companies or industries, slower economic growth or recession, inflation, increased unemployment or market volatility, any of which could have a negative impact on a fund’s performance. Recently the United States has increased tariffs or threatened to increase tariffs on imports from certain countries and on certain imported goods. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to retaliatory actions by other countries and an escalation of trade barriers, and could heighten the aforementioned risks to a fund.
The foregoing could lead to a significant economic downturn or recession, increased market volatility, market closures, changes in interest rates, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the funds. In certain cases, an exchange or market may close or issue trading halts on specific securities or even the entire market, which may result in the funds being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price their investments.
To satisfy any shareholder redemption requests during periods of extreme volatility, it is more likely the funds may be required to dispose of portfolio investments at inopportune times or prices.
Maturity of Money Market Investments. The maturity of an underlying money market fund’s investments will generally be determined using the portfolio securities’ final maturity dates or a shorter period as permitted by Rules 2a-7.
Mid-Cap Stocks. Mid-Cap stocks include common stocks issued by operating companies with market capitalizations that place them between the upper and lower end of the stock market, as well as the stocks of companies that are determined to be mid-sized based on several factors, including the capitalization of the company and the amount of revenues. REITs and other real estate companies may be small- to medium-sized companies in relation to the equity markets as a whole. Historically, mid-cap stocks have been riskier than large-cap stocks. Mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. Stock prices of mid-sized companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. During a period when mid-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — the fund’s mid-cap holdings could reduce performance.
Mid-cap companies may have less certain growth prospects and are typically less diversified and less able to withstand changing economic conditions than larger capitalized companies. Mid-cap companies also may have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively smaller management group. In addition, mid-cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Mid-cap company stocks may pay low or no dividends. These factors and others may cause sharp changes in the value of a mid-cap company’s stock, and even cause some mid-cap companies to fail. While mid-cap stocks are generally considered to offer greater growth opportunities for investors than large-cap stocks, they involve greater risks and the share price of a fund that invests in mid-cap stocks may change sharply during the short term and long term.
Money Market Funds typically seek current income by investing in money market securities. Certain money market funds seek a stable share price of $1.00, while others have a share price that fluctuates. Money market securities include commercial paper and short-term U.S. government securities, certificates of deposit, banker’s acceptances and repurchase agreements. Some money market securities may be illiquid or restricted securities or purchased on a delayed-delivery or when-issued basis. Certain underlying money market funds may impose a fee upon the sale of shares under certain circumstances. For a more detailed discussion of the risks of money market securities, please refer to “Money Market Securities”.
Money Market Securities are high-quality, short term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker’s acceptances, notes and time deposits. Certificates of deposit and time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. Banker’s acceptances are credit instruments evidencing a bank’s obligation to pay a draft drawn on it by a customer.
These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. Commercial paper consists of short term, unsecured promissory notes issued to finance short term credit needs.
Money market securities pay fixed-, variable- or floating-rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or sold separately; these puts, which are sometimes called demand features or guarantees, are agreements that allow the buyer to sell a security at a specified price and time to the seller or “put provider.” When a fund or an underlying fund buys a put, losses could occur as a result of the costs of the put or if it exercises its rights under the put and the put provider does not perform as agreed. Standby commitments are types of puts.
A fund or an underlying fund may keep a portion of its assets in cash for business operations. A fund or an underlying fund may invest in money market securities to reduce the effect this otherwise uninvested cash would have on its performance. A fund or an underlying fund may also invest in money market securities to the extent it is consistent with its investment objective.

Banker’s Acceptances or Notes are credit instruments evidencing a bank’s obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. A fund will invest only in banker’s acceptances of banks that have capital, surplus and undivided profits in the aggregate in excess of $100 million.
Certificates of Deposit or Time Deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. A fund will invest only in certificates of deposit of banks that have capital, surplus and undivided profits, in the aggregate, in excess of $100 million.
Commercial Paper consists of short term, promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.
Fixed Time Deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties, which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. The fund will not invest in fixed time deposits that (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.
Promissory Notes are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.
Repurchase Agreements are instruments under which a buyer acquires ownership of certain securities (usually U.S. government securities) from a seller who agrees to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the buyer’s holding period. Any repurchase agreements a fund enters into will involve a fund as the buyer and banks or broker-dealers as sellers. The period of repurchase agreements is usually short, from overnight to one week, although the securities collateralizing a repurchase agreement may have longer maturity dates. Default by the seller might cause a fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. A fund also may incur disposition costs in liquidating the collateral. In the event of a bankruptcy or other default of a repurchase agreement’s seller, a fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. Certain repurchase agreements a fund may enter into may or may not be subject to an automatic stay in bankruptcy proceedings. A fund will make payment under a repurchase agreement only upon physical delivery or evidence of book entry transfer of the collateral to the account of its custodian bank.
Mortgage-Backed Securities (MBS) represent an interest in an underlying pool of mortgages. Issuers of these securities include agencies and instrumentalities of the U.S. government, such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae), and private entities, such as banks. The income paid on mortgage-backed securities depends upon the income received from the underlying pool of mortgages.
Mortgage-backed securities include collateralized mortgage obligations, mortgage-backed bonds and stripped mortgage-backed securities. These securities are subject to interest rate risk, like other debt securities, in addition to prepayment and extension risk. Prepayments occur when the holder of an individual mortgage prepays the remaining principal before the mortgage’s scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity indicates. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of mortgage-backed securities. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments adversely impact yields for mortgage-backed securities purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not be fully amortized at the time the obligation is repaid. The opposite is true for mortgage-backed securities purchased at a discount. The funds and their underlying funds may purchase mortgage-related securities at a premium or at a discount. When interest rates rise, extension risk increases and may affect the value of the fund or its underlying fund. Principal and interest payments on certain mortgage-related securities may be guaranteed by the government to the extent described under the “U.S. Government Securities” section below. Such guarantees do not extend to the value or yield of the mortgage-related securities themselves or of the fund’s shares.
Municipal Securities are debt securities issued by municipal issuers. Municipal issuers include states, counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. Municipal issuers may also include issuers located in U.S. territories, commonwealths and possessions if interest on securities issued by those issuers is not subject to federal or state income tax. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.
Municipal securities also may be issued to finance various private activities, including certain types of private activity bonds (“industrial development bonds” under prior law). These securities may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities.

Municipal securities may be owned directly or through participation interests, and include general obligation or revenue securities, tax-exempt commercial paper, notes and leases. General obligation securities typically are secured by the issuer’s pledge of its full faith and credit and most often its taxing power for the payment of principal and interest. Revenue securities typically are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity bonds is frequently related to the credit standing of private corporations or other entities.
In addition to bonds, municipalities issue short-term securities such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and tax-free commercial paper. Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of the receipt of property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality’s issuance of a longer-term bond in the future. Revenue anticipation notes are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by Fannie Mae or Ginnie Mae at the end of the project construction period. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. A fund or underlying fund may purchase other municipal securities similar to the foregoing that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.
A fund or underlying fund also may invest in moral obligation securities, which are normally issued by special purpose public authorities. If the issuer of a moral obligation security is unable to meet its obligation from current revenues, it may draw on a reserve fund. The state or municipality that created the entity has only a moral commitment, not a legal obligation, to restore the reserve fund.
The marketability, valuation or liquidity of municipal securities may be negatively affected in the event that states, localities or their authorities default on their debt obligations or other market events arise, which in turn may negatively affect fund performance, sometimes substantially. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal issuers of a particular state, territory, commonwealth, or possession could affect the market value or marketability of any one or all such states, territories, commonwealths, or possessions.
The value of municipal securities may be affected by uncertainties with respect to the rights of holders of municipal securities in the event of bankruptcy or the taxation of municipal securities as a result of legislation or litigation. For example, under federal law, certain issuers of municipal securities may be authorized in certain circumstances to initiate bankruptcy proceedings without prior notice to or the consent of creditors. Such action could result in material adverse changes in the rights of holders of the securities. In addition, litigation challenging the validity under the state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law, which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.
Municipal securities pay fixed-, variable- or floating-rates of interest, which may be exempt from federal income tax, and, typically personal income tax of a state or locality.
The investment adviser relies on the opinion of the issuer’s counsel, which is rendered at the time the security is issued, to determine whether the security is fit, with respect to its validity and tax status, to be purchased by a fund. Neither the investment adviser nor the funds guarantee this opinion is correct, and there is no assurance that the IRS will agree with such counsel’s opinion.
Mortgage Pass-Through Securities. The term “U.S. agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. government-sponsored entities, such as the Government National Mortgage Association (Ginnie Mae), Fannie Mae, or Freddie Mac. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a “pool” consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitles to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.
An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows, value and yield of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome relative to other fund investments.
For these reasons, a fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions. “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in the fixed-rate mortgage pass-through securities occur through the use of TBA transactions. TBA transactions are generally conducted in accordance with widely-accepted guidelines that establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decided on general trade parameters, such as agency, settlement date, paramount and price. The actual pools delivered generally are determined two days prior to settlement date. A fund may use TBA transactions in several ways. For example, a fund anticipates that it will regularly enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes knows as a “TBA roll.” In a TBA roll, a fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, a fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement.
Default by or bankruptcy of a counterparty to a TBA transaction would expose a fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To help minimize this risk, a fund will enter into TBA transactions only with established counterparties (such as major broker-dealers) and a fund investment adviser will monitor the creditworthiness of such counterparties. A fund may also acquire interests in mortgage pools through means other than TBA transactions.
A fund use of “TBA rolls” may cause the fund to experience higher portfolio turnover, higher transaction costs and to pay higher capital gains distributions to shareholders, which may be taxable, than if it acquired exposure to mortgage pools through means other than TBA transactions.
Generally, a fund intends to invest cash pending settlement of any TBA transactions in U.S. Treasury securities, money market instruments, repurchase agreements, or other high-quality, liquid short-term instruments, including money market funds.
Mutual Funds (open-end mutual funds) are registered investment companies, which may issue and redeem their shares on a continuous basis.
Closed-End Funds are registered investment companies that offer a fixed number of shares and are usually listed on an exchange. These funds generally offer investors the advantages of diversification and professional investment management, by combining shareholders’ money and investing it in various types of securities, such as stocks, bonds and money market securities. These funds also make various investments and use certain techniques in order to enhance their performance. These may include entering into delayed-delivery and when-issued securities transactions or swap agreements; buying and selling futures contracts, illiquid and restricted securities and repurchase agreements and borrowing or lending money and/or portfolio securities. The risks of investing in these funds generally reflect the risks of the securities in which these funds invest and the investment techniques they may employ. Also, these funds charge fees and incur operating expenses.
Non-Publicly Traded Securities and Private Placements.  A fund or an underlying fund may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Such unlisted securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a fund or an underlying fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, a fund or an underlying fund may be required to bear the expenses of registration.
Other Securities. Under certain circumstances, an underlying fund may make payment of a redemption by the fund wholly, or in part, by a distribution in-kind of securities from its portfolio rather than payment in cash. In such a case, the funds may hold the securities distributed until the investment adviser determines that it is appropriate to sell them.
Quality of Fixed-Income Investments will be principally investment-grade for a fund’s assets. Investment-grade quality securities are rated by at least one Nationally Recognized Statistical Rating Organization (NRSRO) in one of the four highest rating categories (within which there may be sub-categories or gradations indicating relative standing) or have been determined to be of equivalent quality by the investment adviser or sub-adviser. Sometimes an investment-grade quality security may be downgraded to a below investment-grade quality rating. If a security no longer has at least one investment-quality rating from an NRSRO, the investment adviser would reanalyze the security in light of the downgrade and determine whether a fund should continue to hold the security. However, such downgrade would not require the investment adviser or sub-advisers to sell the security on behalf of a fund. Sometimes lower-quality securities may be downgraded to an even lower quality. The investment adviser may also elect to purchase high-yield securities that are rated (at the time of purchase) B or higher or the equivalent by Moody’s, S&P or Fitch Ratings, Inc. or are determined to be of similar investment quality by the investment manager.
Quality of Money Market Investments. The money market funds in which a fund may invest follow regulations set forth by the SEC that dictate the quality requirements for investments made by money market funds as such regulations may be amended or interpreted from time to time. Under the regulations, money market funds are required to limit their investments to “eligible securities,” which are defined to mean either (i) a security with a remaining maturity of 397 calendar days or less that a fund’s board of directors (or its delegate) determines presents minimal credit risks to a fund; (ii) a security that is issued by a registered investment company that is a money market fund; or (iii) a security that is a government security. For securities that are not money market fund securities or government securities, the regulations require a money market fund’s board, or an appropriate delegate, to consider a series of factors that money market funds have traditionally used to evaluate the creditworthiness of a portfolio security, including the issuer’s or guarantor’s: (i) financial condition, (ii) sources of liquidity; (iii) ability to react to market-wide and issuer- or guarantor-specific events, including the ability to repay debt in a highly adverse situation; and (iv) position within its industry, as well as industry strength within the economy and relative economic trends.

Should a portfolio security held by an underlying fund cease to be an eligible security (e.g., no longer presents minimal credit risks), the underlying fund is required to dispose of such security as soon as practicable, consistent with achieving an orderly disposition of the security, by sale, exercise of any demand feature or otherwise, absent a funding by a fund’s Board that disposal of the portfolio security would not be in the best interests of a fund.
Repurchase Agreements are instruments under which a buyer acquires ownership of certain securities (usually U.S. government securities) from a seller who agrees to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the buyer’s holding period. Any repurchase agreements a fund enters into will involve a fund as the buyer and banks or broker-dealers as sellers. The period of repurchase agreements is usually short, from overnight to one week, although the securities collateralizing a repurchase agreement may have longer maturity dates. Default by the seller might cause a fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. A fund also may incur disposition costs in liquidating the collateral. In the event of a bankruptcy or other default of a repurchase agreement’s seller, a fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. Certain repurchase agreements a fund may enter into may or may not be subject to an automatic stay in bankruptcy proceedings. A fund will make payment under a repurchase agreement only upon physical delivery or evidence of book entry transfer of the collateral to the account of its custodian bank.
Restricted Securities are securities that are subject to legal restrictions on their sale. Difficulty in selling restricted securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (the 1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. To the extent a fund or an underlying fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund’s portfolio may be increased if such securities become illiquid.
Reverse Repurchase Agreements and Mortgage Dollar Rolls may be used by a fund or an underlying fund. A fund or an underlying fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions as discussed below. In a reverse repurchase agreement, a fund or an underlying fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A fund or an underlying fund generally retains the right to interest and principal payments on the security. If a fund or an underlying fund uses the cash it obtains to invest in other securities, this may be considered a form of leverage and may expose a fund or an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s investment securities. Because a fund or underlying fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing.
A fund or an underlying fund also may enter into mortgage dollar rolls, in which a fund or an underlying fund would sell MBS for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a fund or an underlying fund would forego principal and interest paid on the MBS during the roll period, a fund or an underlying fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A fund or an underlying fund also could be compensated through the receipt of fee income equivalent to a lower forward price. This transaction allows a fund to have the same price and duration exposure in the mortgage security while having the cash for the bonds for the given time period. The net effect is that the investment advisor is able to maintain mortgage exposure while having the cash available to facilitate redemptions. Mortgage dollar roll transactions may be considered a borrowing by a fund or an underlying fund.
The mortgage dollar rolls and reverse repurchase agreements entered into by a fund may be used as arbitrage transactions in which the fund will maintain an offsetting position in short duration investment-grade debt obligations. Since the fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and short duration, the investment adviser believes that such arbitrage transactions present lower risks to the fund than those associated with other types of leverage. There can be no assurance that a fund’s use of the cash it receives from a mortgage dollar roll will provide a positive return. A fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the fund’s repurchase of the underlying security. A fund’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the fund’s forward commitment to repurchase the subject security.
Securities Lending of portfolio securities is a common practice in the securities industry. A fund may engage in security lending arrangements. When a fund is lending its portfolio securities, a fund may receive cash collateral and may invest it in short-term, interest-bearing obligations, including cash collateral funds, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to the loaned securities may pass with the lending of the securities and efforts to recall such securities promptly may be unsuccessful, especially for foreign securities. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent. A fund will also bear the risk of any decline in value of securities acquired with cash collateral.

A fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other permitted instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) a fund may at any time call the loan and obtain the return of the securities loaned; (3) a fund will receive payments in lieu of any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan).
Although voting rights with respect to loaned securities pass to the borrower, the lender retains the right to recall a security (or terminate a loan) for the purpose of exercising the security’s voting rights. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to a fund, it is expected that a fund will do so only where the items being voted upon, in the judgment of the investment adviser, either are material to the economic value of the security or threaten to materially impact the issuer’s corporate governance policies or structure.
To the extent a fund participates in securities lending under the current securities lending agreements with unaffiliated lending agents, costs and expenses, including agent fees, associated with securities lending activities under the securities lending program paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by a fund, as applicable. No portion of the lending revenue is paid to or retained by Schwab Asset Management or any affiliate of Schwab Asset Management.
Securities of Other Investment Companies. Investment companies, such as mutual funds and ETFs, generally offer investors the advantages of diversification and professional investment management, by combining shareholders’ money and investing it in securities such as stocks, bonds and money market instruments. Investment companies include: (1) open-end funds (commonly called mutual funds) that issue and redeem their shares on a continuous basis; (2) business development companies that generally invest in, and provide services to, privately-held companies or thinly-traded public companies (see the sub-section titled “Business Development Companies” for more information); (3) closed-end funds that offer a fixed number of shares, and are usually listed on an exchange; (4) unit investment trusts that generally offer a fixed number of redeemable shares; and (5) money market funds that typically seek current income by investing in money market securities (see the sections titled “Money Market Funds” and “Money Market Securities” for more information). Certain open-end funds, closed-end funds and unit investment trusts are traded on exchanges (see the section titled “Exchange-Traded Funds” for more information).
To the extent a fund invests, or has invested, in shares of other investment companies, including BDCs, during its prior fiscal year, the fund, pursuant to SEC rules, must disclose any material fees and expenses indirectly incurred by the fund as a result of such investments. These indirect fees and expenses, to the extent incurred, will appear in the fee table of the fund’s prospectus as a separate line item captioned “Acquired fund fees and expenses.” Unlike securities of other investment companies, BDCs may be included in various indices by index providers. As a result, particularly to the extent a fund seeks to track the total return of its index by replicating the index (rather than employing sampling techniques), a fund may hold securities of BDCs and may be required to disclose acquired fund fees and expenses.
Investment companies may make investments and use techniques designed to enhance their performance. These may include delayed-delivery and when-issued securities transactions; swap agreements; buying and selling futures contracts, illiquid, and/or restricted securities and repurchase agreements; and borrowing or lending money and/or portfolio securities. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Also, investment companies charge fees and incur expenses.
The funds may buy securities of other investment companies, including those of mutual funds, ETFs and foreign issuers, in compliance with the requirements of federal law or any SEC exemptive order. A fund may invest in investment companies that are not registered with the SEC or in privately placed securities of investment companies (which may or may not be registered), such as hedge funds and offshore funds. Unregistered funds are largely exempt from the regulatory requirements that apply to registered investment companies. As a result, unregistered funds may have a greater ability to make investments, or use investment techniques, that offer a higher potential investment return (for example, leveraging), but which may carry high risk. Unregistered funds, while not regulated by the SEC like registered funds, may be indirectly supervised by the financial institutions (e.g., commercial and investment banks) that may provide them with loans or other sources of capital. Investments in unregistered funds may be difficult to sell, which could cause a fund selling an interest in an unregistered fund to lose money. For example, many hedge funds require their investors to hold their investments for at least one year.
Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which a fund may invest in another investment company may be limited. Except as described below, the 1940 Act currently requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a fund’s total assets will be invested in the securities of any one acquired investment company (acquired fund), (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of acquired funds as a group and (iii) not more than 3% of the outstanding voting stock of any one acquired fund will be owned by a fund.
The limitations described above do not apply to investments in money market funds subject to certain conditions. The funds may invest in affiliated and unaffiliated money market funds without limit under Rule 12d1-1 under the 1940 Act subject to the fund’s investment policies and restrictions and the conditions of the Rule.

Section 12(d)(1)(G) of the 1940 Act permits a fund to invest in acquired funds in the “same group of investment companies” (“affiliated funds”), government securities and short-term paper. In order to be an eligible investment under Section 12(d)(1)(G), an affiliated acquired fund must have a policy prohibiting it from investing in other registered open-end funds under Section 12(d)(1)(F) or (G) of the 1940 Act and, under certain circumstances, limit itself from investing in other investment companies and private funds.
Rule 12d1-4 allows a fund to acquire shares of an acquired fund in excess of the limitations currently imposed by the 1940 Act. Fund of funds arrangements relying on Rule 12d1-4 will be subject to several conditions, certain of which are specific to a fund’s position in the arrangement (i.e., as an acquiring or acquired fund). Notable conditions include those relating to: (i) control and voting that prohibit an acquiring fund, its investment adviser (or a subadviser) and their respective affiliates from beneficially owning more than 25% of the outstanding voting securities of an unaffiliated acquired fund; (ii) certain required findings relating to complexity, fees and undue influence (among other things); (iii) fund of funds investment agreements; and (iv) general limitations on an acquired fund’s investments in other investment companies and private funds to no more than 10% of the acquired fund’s assets, except in certain circumstances. The limitation on a fund and its investment adviser and their respective affiliates from beneficially owning more than 25% of the outstanding voting securities of an unaffiliated acquired fund could limit a fund’s investment in an unaffiliated acquired fund or cause the fund to sell shares of the unaffiliated acquired fund, potentially at an inopportune time.
Short Sales may be used by a fund or an underlying fund as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. A fund may engage in short sales that are either “against the box” or “uncovered.” A short sale is “against the box” if at all times during which the short position is open, a fund owns at least an equal amount of the securities or securities convertible into, or has the right to acquire, at no added cost, the securities of the same issuer as the securities that are sold short. A short sale against the box is a taxable transaction to a fund with respect to the securities that are sold short. “Uncovered” short sales are transactions under which a fund sells a security it does not own. To complete such a transaction, a fund may borrow the security through a broker to make delivery to the buyer and, in doing so, the fund becomes obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. A fund also may have to pay a fee to borrow particular securities, which would increase the cost of the security. In addition, a fund is often obligated to pay any accrued interest and dividends on the securities until they are replaced. The proceeds of the short sale position will be retained by the broker until the fund or an underlying fund replaces the borrowed securities.
A fund or an underlying fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time a fund or an underlying fund replaces the borrowed security and, conversely, the fund or an underlying fund will realize a gain if the price declines. Any gain will be decreased, and any loss increased, by the transaction costs described above. A short sale creates the risk of an unlimited loss, as the price of the underlying securities could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. If a fund or an underlying fund sells securities short “against the box,” it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises. The successful use of short selling as a hedging strategy may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
A fund’s or an underlying fund’s obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or other liquid securities.
Small-Cap Stocks include common stocks issued by operating companies with market capitalizations that place them at the lower end of the stock market, as well as the stocks of companies that are determined to be small based on several factors, including the capitalization of the company and the amount of revenues. Historically, small-cap company stocks have been riskier than stocks issued by large- or mid-cap companies for a variety of reasons. Small-cap companies may have less certain growth prospects and are typically less diversified and less able to withstand changing economic conditions than larger capitalized companies. Small-cap companies also may have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small-cap company stocks pay low or no dividends.
These factors and others may cause sharp changes in the value of a small-cap company’s stock, and even cause some small-cap companies to fail. Additionally, small-cap stocks may not be as broadly traded as large- or mid-cap stocks, and an underlying fund’s position in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for an underlying fund to dispose of securities of these small-cap companies at prevailing market prices in order to meet redemptions. This lower degree of liquidity can adversely affect the value of these securities. For these reasons and others, the value of a fund’s or an underlying fund’s investments in small-cap stocks is expected to be more volatile than other types of investments, including other types of stock investments. While small-cap stocks are generally considered to offer greater growth opportunities for investors, they involve greater risks and the share price of a fund or an underlying fund that invests in small-cap stocks may change sharply during the short term and long term.
Stock Funds typically seek growth of capital and invest primarily in equity securities. Other investments generally include debt securities, such as U.S. government securities, and some illiquid and restricted securities. Stock funds typically may enter into delayed-delivery or when issued securities transactions, repurchase agreements, swap agreements and futures and options contracts. Some stock funds invest exclusively in equity securities and may focus on a specialized segment of the stock market, like stocks of small companies or foreign issuers, or may focus in a specific industry or group of industries. The greater a fund’s investment in stock, the greater exposure it will have to stock risk and stock market risk. Stock risk is the risk that a stock may decline in price over the short or long term. When a stock’s price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Some stocks, like small company and international stocks, are more sensitive to stock risk than others. Diversifying investments across companies can help to lower the stock risk of a fund. Market risk is typically the result of a negative economic condition that affects the value of an entire class of securities, such as stocks or bonds. Diversification among various asset classes, such as stocks, bonds and cash, can help to lower the market risk of a fund. A stock fund’s other investments and use of investment techniques also will affect its performance and portfolio value.
Stock Substitution Strategy is a strategy, whereby a fund or underlying fund may, in certain circumstances, substitutes a similar stock for a security in its index. For example, a stock issued by a foreign corporation and included in an underlying fund’s index may not be available for purchase by the underlying fund because the fund or underlying fund does not reside in the foreign country in which the stock was issued.
However, the foreign corporation may have issued a series of stock that is sold only to foreign investors such as a fund or an underlying fund. In these cases, a fund or an underlying fund may buy that issue as a substitute for the security included in its index.
Stripped Securities are securities whose income and principal components are detached and sold separately. While risks associated with stripped securities are similar to other fixed-income securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by the Federal Reserve Bank are obligations of the U.S. Treasury.
Swap Agreements are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.
Certain standardized swaps are now subject to mandatory central clearing and exchange trading requirements. Unlike uncleared swaps, which are negotiated bilaterally and traded over-the-counter, cleared swaps must trade through a futures commission merchant and be cleared through a clearinghouse that serves as the central counterparty to the transaction. Depending on the size of the funds and other factors, the margin required under the rules of a clearinghouse and by a clearing member may be in excess of the collateral required to be posted by the funds to support its obligations under a similar bilateral swap. However, the CTFC and other applicable regulators have adopted rules imposing certain margin requirements, including minimums, on uncleared swaps which, once effective, may result in a fund and its counterparties posting higher margin amounts for uncleared swaps. Any type of swap agreement poses a risk for the fund and may cause it to lose money.
Regulators are in the process of developing rules that would require trading and execution of most liquid swaps on trading facilities. Moving trading to an exchange-type system may increase market transparency and liquidity but may require the fund to incur increased expenses to access the same types of swaps.
Swap agreements can be structured to increase or decrease a fund’s exposure to long or short term interest rates, corporate borrowing rates and other conditions, such as changing security prices and inflation rates. They also can be structured to increase or decrease a fund’s exposure to specific issuers or specific sectors of the bond market such as mortgage securities. For example, if a fund agreed to pay a longer-term fixed rate in exchange for a shorter-term floating rate while holding longer-term fixed rate bonds, the swap would tend to decrease a fund’s exposure to longer-term interest rates. Swap agreements tend to increase or decrease the overall volatility of a fund’s investments and its share price and yield. Changes in interest rates, or other factors determining the amount of payments due to and from a fund, can be the most significant factors in the performance of a swap agreement. If a swap agreement calls for payments from a fund, a fund must be prepared to make such payments when they are due. A fund could sustain losses if a counterparty does not perform as agreed under the terms of the swap. A fund will enter into swap agreements with counterparties deemed creditworthy by the investment adviser.
In addition, the funds or certain underlying funds may invest in swaptions, which are privately-negotiated option-based derivative products. Swaptions give the holder the right to enter into a swap. A fund may use a swaption in addition to or in lieu of a swap involving a similar rate or index.
For purposes of applying a fund’s investment policies and restrictions (as stated in the prospectuses and this SAI) swap agreements are generally valued by the funds at market value. In the case of a credit default swap sold by a fund (i.e., where the fund is selling credit default protection), however, the fund will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.
Temporary Defensive Investments. During unusual economic or market conditions or for temporary defensive or liquidity purposes, the funds may invest up to 100% of their assets in cash, money market instruments, repurchase agreements and other short-term obligations.
U.S. Government Securities are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the U.S. government. Some U.S. government securities, such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (Sallie Mae) and the Federal Home Loan Banks (FHLB), are supported by a line of credit the issuing entity has with the U.S. Treasury. Securities issued by other issuers are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB).

There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. U.S. government securities, including U.S. Treasury securities, are among the safest securities; however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their yields and prices to fluctuate.
In September 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to Fannie Mae and Freddie Mac and the assets of Fannie Mae and Freddie Mac. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement (SPA) with each of Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury agreed to purchase up to 1,000,000 shares of senior preferred stock with an aggregate initial liquidation preference of $1 billion and obtained warrants and options for the purchase of common stock of each of Fannie Mae and Freddie Mac. Under the SPAs as currently amended, the U.S. Treasury has pledged to provide financial support to a government-sponsored enterprise (GSE) in any quarter in which the GSE has a net worth deficit as defined in the respective SPA. The SPAs contain various covenants that severely limit each enterprise’s operations.
The conditions attached to entering into the SPAs place significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the U.S. Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. Under a letter agreement entered into in January 2021, each enterprise is permitted to retain earnings and raise private capital to enable them to meet the minimum capital requirements under the FHFA’s Enterprise Regulatory Capital Framework (“ERCF”). The letter agreement also permits each enterprise to develop a plan to exit conservatorship, but may not do so until litigation involving the conservatorships is resolved and each enterprise has the minimum capital required by FHFA’s rules. In addition, significant restrictions are placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and mortgage-backed securities, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in its role as conservator, the restrictions placed on Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury, market responses to developments at Freddie Mac and Fannie Mae, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by Freddie Mac and Fannie Mae, including any such mortgage-backed securities held by a fund.
Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The SPAs are intended to enhance each of Fannie Mae’s and Freddie Mac’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of the FHFA determines that the FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed. Under amendments to the ERCF, Fannie Mae and Freddie Mac have published capital disclosures which provide additional information about their capital position and capital requirements on a quarterly basis since the first quarter of 2023 and delivered their first capital plans to FHFA in May 2023. The FHFA finalized amendments to certain provisions of the ERCF in November 2023 that modify various capital requirements for Freddie Mac and Fannie Mae. The FHFA previously announced plans to consider taking Fannie Mae and Freddie Mac out of conservatorship. Should Fannie Mae and Freddie Mac be taken out of conservatorship, it is unclear whether the U.S. Treasury would continue to enforce its rights or perform its obligations under the SPAs. It also is unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed post-conservatorship, and what effects, if any, the privatization of Fannie Mae and Freddie Mac will have on their creditworthiness and guarantees of certain mortgage-backed securities. The ERCF requires Fannie Mae and Freddie Mac, upon exit from conservatorship, to maintain higher levels of capital than prior to conservatorship to satisfy their risk-based capital requirements, leverage ratio requirements and prescribed buffer amounts. Accordingly, should the FHFA take Fannie Mae and Freddie Mac out of conservatorship, there could be an adverse impact on the value of their securities which could cause a fund’s investments to lose value.
A default by the U.S. government securities on a portfolio investment could cause a fund’s share price or yield to fall. The risk of default on U.S. government securities may be heightened when there is uncertainty relating to negotiations in the U.S. Congress over increasing the statutory debt ceiling or periodic legislation to fund the government. If the U.S. Congress is unable to negotiate an increase to the statutory debt ceiling or pass legislation to fund the government, the U.S. government may default on certain U.S. government securities including those held by a fund, which could have an adverse impact on the fund. In August 2011, the long-term credit rating of the U.S. government was downgraded by a major rating agency as a result of concern about the U.S. government’s budget deficit and rising debt burden. More recently, in August 2023, another major ratings agency downgraded the long-term credit rating of the U.S. government due to a combination of expected fiscal deterioration, a high and growing government debt burden and an erosion of governance relative to peers. Similar downgrades in the future could increase volatility in domestic and foreign financial markets, result in higher interest rates, lower prices of U.S. Treasury securities and increase the costs of different kinds of debt. It is possible that under certain scenarios the U.S. government could default on its debt, including U.S. Treasury securities.
U.S. Treasury Securities are obligations of the U.S. Treasury and include bills, notes and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States government.

Wrap Agreements may be entered into by a fund or an underlying fund with insurance companies, banks or other financial institutions (“wrapper providers”). A wrap agreement typically obligates the wrapper provider to maintain the value of the assets covered under the agreement (“covered assets”) up to a specified maximum dollar amount upon the occurrence of certain specified events. The value is pre-determined using the purchase price of the securities plus interest at a specified rate minus an adjustment for any defaulted securities. The specified interest rate may be adjusted periodically under the terms of the agreement. While the rate typically will reflect movements in the market rates of interest, it may at times be less or more than the actual rate of income earned on the covered assets. The rate also can be impacted by defaulted securities and by purchase and redemption levels in a fund. A fund or an underlying fund also pays a fee under the agreement, which reduces the rate as well.
Wrap agreements may be used as a risk management technique intended to help minimize fluctuations in a fund’s net asset value (NAV). However, a fund’s NAV will typically fluctuate at least minimally, and may fluctuate more at times when interest rates are fluctuating. Additionally, wrap agreements do not protect against losses a fund may incur if the issuers of portfolio securities do not make timely payments of interest and/or principal. A wrap agreement provider also could default on its obligations under the agreement. Therefore, a fund or an underlying fund will only invest in a wrap provider with an investment-grade credit rating. There is no active trading market for wrap agreements and none is expected to develop. Therefore, wrap agreements are considered illiquid investments. There is no guarantee that a fund or an underlying fund will be able to purchase any wrap agreements or replace ones that defaulted. Wrap agreements are valued using procedures adopted by the Board of Trustees. There are risks that the value of a wrap agreement may not be sufficient to minimize the fluctuations in a fund’s NAV. All of these factors might result in a decline in the value of a fund’s or an underlying fund’s shares.
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities are debt securities that do not make cash interest payments throughout the period prior to maturity. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. A zero-coupon security pays no interest to its holders during its life. Step-coupon securities are debt securities that, instead of having a fixed coupon for the life of the security, have coupon or interest payments that may increase or decrease to predetermined rates at future dates. Some step-coupon securities are issued with no coupon payments at all during an initial period, and only become interest-bearing at a future date; these securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. High-yield securities structured as zero-coupon bonds or pay-in-kind securities tend to be especially volatile as they are especially sensitive to downward pricing pressures from rising interest rates and may require a fund to pay out imputed income without receiving the actual cash delivery. Thus, these types of high yield investments increase the chance that the fund may lose money. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon, and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accruing that year. In order to continue to qualify as a “regulated investment company” or “RIC” under the Internal Revenue Code and avoid a certain excise tax, a fund may be required to distribute a portion of such discount and income and may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.
INVESTMENT LIMITATIONS AND RESTRICTIONS
The following investment policies and restrictions of the funds may be changed only by a vote of a majority of a fund’s outstanding voting shares:
Each fund may not:
(1)
Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(2)
Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
(3)
Purchase or sell commodities, commodities contracts or real estate, lend or borrow money, issue senior securities, underwrite securities issued by others, or pledge, mortgage or hypothecate any of its assets, except as permitted by (or not prohibited by) the 1940 Act or the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions.
Borrowing. The 1940 Act restricts an investment company from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 ⅓% of its total assets (not including temporary borrowings not in excess of 5% of its total assets). Transactions that are entered into in accordance with the conditions to applicable SEC requirements shall not be regarded as borrowings for the purposes of a fund’s investment restriction.
Concentration. The SEC has defined concentration as investing more than 25% of an investment company’s total assets in an industry or group of industries, with certain exceptions.

Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities, or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the fund.
Lending. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.
Real Estate. The 1940 Act does not directly restrict an investment company’s ability to invest in real estate, but does require that every investment company have a fundamental investment policy governing such investments. Each fund has adopted a fundamental policy that would permit direct investment in real estate. However, each fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of a fund’s Board.
Senior Securities. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. The 1940 Act generally prohibits an investment company from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, when such investments are entered into in accordance with the conditions to applicable SEC requirements.
Underwriting. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified investment company may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.
Other Investment Policies
The following investment policies and restrictions of the funds are non-fundamental and may be changed by the Board of Trustees.
Each fund may not:
(1)
Lend any security or make any other loan if, as a result, more than 33 ⅓% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).
(2)
Borrow money except that a fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leverage) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 ⅓% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).
(3)
Sell securities short except as in accordance with current SEC rules and interpretations.
(4)
Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.
(5)
Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries unless its underlying funds’ investments are so concentrated.
Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the fund’s acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing and futures and option contracts, any subsequent change in net assets or other circumstances does not require a fund to sell an investment if it could not then make the same investment.
The investments of life insurance company separate accounts made under variable annuity contracts and variable life insurance policies are subject to state insurance laws and regulations. The funds will, when required, comply with investment restrictions imposed under such laws and regulations on life insurance company separate accounts investing in the funds.
MANAGEMENT OF THE FUNDS
The funds are overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of each fund. The trustees met five times during the most recent fiscal year.
Certain trustees are “interested persons.” A trustee is considered an interested person (Interested Trustee) of the Trust under the 1940 Act if he or she is an officer, director, or an employee of Schwab Asset Management or Charles Schwab & Co., Inc. (Schwab or the distributor). A trustee also may be considered an interested person of the Trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation (CSC), a publicly traded company and the parent company of Schwab Asset Management and Schwab.

As used herein, the terms “Fund Complex” and “Family of Investment Companies” each refer collectively to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios, Schwab Capital Trust, Schwab Strategic Trust and Laudus Trust which, as of April 28, 2025, included 108 funds. As used herein, the term “Schwab Funds” refers collectively to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Capital Trust; and the term “Schwab ETFs” refers to Schwab Strategic Trust.
Each of the officers and/or trustees serves in the same capacity, unless otherwise noted, for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The tables below provide information about the trustees and officers for the Trust, which includes the funds in this SAI. The address of each individual listed below is 211 Main Street, San Francisco, CA 94105.
Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served(1))	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships During the Past Five Years
INDEPENDENT TRUSTEES
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired.	108	None
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	108	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director (2004‑present), Corcept Therapeutics Incorporated Director (2009‑2021), Adamas Pharmaceuticals, Inc.
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018-present), Fulham Advisers LLC (management consulting).	108	None
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008-present), Patmore Management Consulting (management consulting).	108	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Retired.	108	None

Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served(1))	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships During the Past Five Years
INTERESTED TRUSTEES
Omar Aguilar(2) 1970 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2025)	Director (Oct. 2024-present), Chief Executive Officer (Jan. 2022-present), President (Oct. 2023-present), Chief Investment Officer (Apr. 2011-present) and Senior Vice President (Apr. 2011-Jan. 2022), Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022-July 2024), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Sept. 2023-present), President (Oct. 2023-present), Chief Investment Officer (June 2011-present) and Vice President (June 2011-Sept. 2023), Schwab Funds, Laudus Trust and Schwab ETFs.	108	None
Richard A. Wurster(2) 1973 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Director and Chief Executive Officer (Jan. 2025-present), President (Oct. 2021-present), and Executive Vice President – Schwab Asset Management Solutions (Apr. 2019-Oct. 2021), The Charles Schwab Corporation; President, Director (Nov. 2021-Dec. 2024), Executive Vice President – Schwab Asset Management Solutions (July 2019-Oct. 2021), Charles Schwab & Co., Inc.; President (Nov. 2021-Dec. 2024), Schwab Holdings, Inc.; Director (Oct. 2021-present) and Chief Executive Officer (Nov. 2019-Jan. 2022), Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and President (Mar. 2018-Oct. 2022), Charles Schwab Investment Advisory, Inc.	108	Director (2025‑present), The Charles Schwab Corporation
Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served(3))	Principal Occupations During the Past Five Years
OFFICERS
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Director (Oct. 2024-present), Chief Executive Officer (Jan. 2022-present), President (Oct. 2023-present), Chief Investment Officer (Apr. 2011-present) and Senior Vice President (Apr. 2011-Jan. 2022), Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022-July 2024), Charles Schwab Investment Advisory, Inc.; Trustee (Jan. 2025-present), Chief Executive Officer (Sept. 2023-present), President (Oct. 2023-present), Chief Investment Officer (June 2011-present) and Vice President (June 2011-Sept. 2023), Schwab Funds, Laudus Trust and Schwab ETFs.
Jessica Seidlitz
1978
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust from 2013‑2017 and since 2023)	Chief Operating Officer and Chief Financial Officer (Sept. 2024-present), Managing Director (Nov. 2023-present), and Chief Compliance Officer (Nov. 2023-Dec. 2024), Charles Schwab Investment Management, Inc.; Managing Director (Jan. 2019-present), Charles Schwab & Co., Inc.; Chief Compliance Officer (Mar. 2021-June 2023), Schwab Wealth Advisory, Inc.; Chief Operating Officer (Sept. 2024–present), and Chief Compliance Officer (Oct. 2023-Dec. 2024), Schwab Funds, Laudus Trust and Schwab ETFs.
Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2023)	Treasurer and Chief Financial Officer (Jan. 2023-present) and Assistant Treasurer (Dec. 2015-Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023-present), Vice President (Mar. 2022-Mar. 2023) and Director (Oct. 2015-Mar. 2022), Charles Schwab Investment Management, Inc.; Managing Director (May 2022-present) and Vice President (Apr. 2022-May 2022), Charles Schwab & Co., Inc.
Patrick Cassidy
1964
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Chief Investment Officer (Oct. 2023-present) and Vice President (Feb. 2018-present), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023-present), Chief Investment Officer (Oct. 2023-present), and Senior Vice President (Oct. 2012-Mar. 2023), Charles Schwab Investment Management, Inc.
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Managing Director (Mar. 2023-present), Senior Vice President (Jan. 2020-Mar. 2023) and Chief Investment Officer (Jan. 2020-present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021-present), Schwab Funds, Laudus Trust and Schwab ETFs.

Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served(3))	Principal Occupations During the Past Five Years
OFFICERS
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Chief Legal Officer (Mar. 2022-present), Managing Director (Mar. 2023-present) and Vice President (Sept. 2005-Mar. 2023), Charles Schwab Investment Management, Inc.; Managing Director (May 2022-present) and Vice President (Aug. 2005-May 2022), Charles Schwab & Co., Inc.; Vice President (Dec. 2005-present) and Chief Legal Officer and Clerk (Mar. 2007-present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021-present), Vice President (Nov. 2005-Oct. 2021) and Assistant Secretary (June 2007-Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021-present), Vice President and Assistant Secretary (Oct. 2009-Oct. 2021), Schwab ETFs.

(1)
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.

?
(2)
Mr. Aguilar and Mr. Wurster are Interested Trustees. Mr. Aguilar and Mr. Wurster are Interested Trustees because each owns stock of CSC, the parent company of Schwab Asset Management, the investment adviser for the trusts in the Fund Complex. In addition, Mr. Wurster is an employee of Charles Schwab & Co., Inc., the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.

(3)
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Board Leadership Structure
The Chairman of the Board, Richard A. Wurster, is Chief Executive Officer and a member of the Board of Directors of CSC and an interested person of the Trust as that term is defined in the 1940 Act. The Board is comprised of a super-majority (78 percent) of trustees who are not interested persons of the Trust (i.e., independent trustees). There are three primary committees of the Board: the Audit, Compliance and Valuation Committee; the Governance Committee; and the Investment Oversight Committee. Each of the Committees is chaired by an independent trustee, and each Committee is currently comprised solely of independent trustees. The Committee chairs preside at Committee meetings, participate in formulating agendas for those meetings, and coordinate with management to serve as a liaison between the independent trustees and management on matters within the scope of the responsibilities of each Committee as set forth in its Board-approved charter. The independent trustees meet regularly in executive session without management. While the Board does not have single lead independent trustee, the chair of the Governance Committee leads executive sessions held by the independent trustees and coordinates responses from the independent trustees to management. The Board has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Board made this determination in consideration of, among other things, the fact that the independent trustees of the Trust constitute a super-majority of the Board, the fact that Committee chairs are independent trustees, the number of funds (and classes) overseen by the Board, and the total number of trustees on the Board.
Board Oversight of Risk Management
Like most investment companies, fund management and its other service providers have responsibility for day-to-day risk management for the funds. The Board’s duties, as part of its risk oversight of the Trust, consist of monitoring risks identified during regular and special reports to the Committees of the Board, as well as regular and special reports to the full Board. In addition to monitoring such risks, the Committees and the Board oversee efforts of fund management and service providers to manage risks to which the funds of the Trust may be exposed. For example, the Investment Oversight Committee meets with portfolio managers and receives regular reports regarding investment risk and credit risk of a fund’s portfolio. The Audit, Compliance and Valuation Committee meets with the funds’ Chief Compliance Officer and Chief Financial Officer and receives regular reports regarding compliance risks, operational risks and risks related to the valuation and liquidity of portfolio securities. From its review of these reports and discussions with management, each Committee receives information about the material risks of the funds of the Trust and about how management and service providers mitigate those risks, enabling the independent Committee chairs and other independent members of the Committees to discuss these risks with the full Board.
The Board recognizes that not all risks that may affect the funds can be identified nor can processes and controls be developed to eliminate or mitigate the occurrence or effects of certain risks; some risks are simply beyond the reasonable control of the funds, their management, and service providers. Although the risk oversight functions of the Board, and the risk management policies of fund management and fund service providers, are designed to be effective, there is no guarantee that they will eliminate or mitigate all risks. In addition, it may be necessary to bear certain risks (such as investment-related risks) to achieve each fund’s investment objective. As a result of the foregoing and other factors, the funds’ ability to manage risk is subject to significant limitations.
Individual Trustee Qualifications
The Board has concluded that each of the trustees should initially and continue to serve on the Board because of (i) his or her ability to review and understand information about the Trust provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management regarding material factors bearing on the management of the Trust, and to exercise their business judgment in a manner that serves the best interests of the Trust’s shareholders and (ii) the trustee’s experience, qualifications, attributes or skills as described below.

The Board has concluded that Mr. Aguilar should serve as trustee of the Trust because of the experience he gained as chief executive officer, chief investment officer, and president of Schwab Asset Management, the Schwab Funds, Schwab ETFs and Laudus Funds, as well as his knowledge of and experience in financial and investment management services.
The Board has concluded that Mr. Beer should serve as trustee of the Trust because of the experience he gained serving as director, president and chief executive officer of Principal Funds and his knowledge and experience in the investment management industry.
The Board has concluded that Mr. Burns should serve as trustee of the Trust because of the experience he gained as managing director of Pacific Investment Management Company, LLC (PIMCO) and president of PIMCO Funds as well as the experience he has gained serving as trustee of the Schwab ETFs since 2009, and the Schwab Funds and Laudus Trust since 2016.
The Board has concluded that Ms. Heller should serve as trustee of the Trust because of the experience she gained as president of TIAA Charitable and as senior managing director at TIAA, the experience she has gained serving on other non-public company boards, her knowledge of and experience in the financial services industry, as well as the experience she has gained serving as trustee of the Schwab Funds and Schwab ETFs since 2018.
The Board has concluded that Mr. Mahoney should serve as trustee of the Trust because of the experience he gained serving as trustee of the Schwab Funds and Laudus Trust since 2011 and Schwab ETFs since 2016, as co-chief executive officer of McKesson Corporation, and his service on other public company boards.
The Board has concluded that Ms. Moncreiff should serve as trustee of the Trust because of the experience she gained as chief investment officer of CareGroup Healthcare System, the experience she has gained serving on other non-public company boards, her knowledge of and experience in the financial services industry, as well as the experience she has gained serving as trustee of the Schwab Funds and Schwab ETFs since 2019.
The Board has concluded that Ms. Patmore should serve as trustee of the Trust because of the experience she gained serving as chief financial officer and executive vice president of First Data Corporation, her knowledge of and experience in management consulting, as well as the experience she has gained serving as trustee of the Schwab Funds and Schwab ETFs since 2016.
The Board has concluded that Mr. Penn should serve as trustee of the Trust because of the experience he gained as head of equity sales and trading of BNY Mellon and his knowledge of and experience in the financial services industry, as well as the experience he has gained serving as trustee of the Schwab Funds and Schwab ETFs since 2021.
The Board has concluded that Mr. Wurster should serve as trustee of the Trust because of the experience he gained leading investment advisory firms and organizations, including Schwab Asset Management, and his knowledge of and experience in the investment management industry.
Trustee Committees
The Board has established certain committees and adopted Committee charters with respect to those committees, each as described below:
●
The Audit, Compliance and Valuation Committee reviews the integrity of the Trust’s financial reporting processes and compliance policies, procedures and processes, and the Trust’s overall system of internal controls. The Audit, Compliance and Valuation Committee also reviews and evaluates the qualifications, independence and performance of the Trust’s independent auditors, and the implementation and operation of the Trust’s valuation policy and procedures. This Committee is comprised of at least three independent trustees and currently has the following members: Kimberly S. Patmore (Chair), Michael J. Beer and J. Derek Penn. The Committee met four times during the most recent fiscal year.
●
The Governance Committee reviews and makes recommendations to the Board regarding Trust governance-related matters, including but not limited to Board compensation practices, retirement policies and term limits, Board self-evaluations, the effectiveness and allocation of assignments and functions by the Board, the composition of Committees of the Board, and the training of trustees. The Governance Committee is responsible for selecting and nominating candidates to serve as trustees. The Governance Committee does not have a written policy with respect to consideration of candidates for trustee submitted by shareholders. However, if the Governance Committee determined that it would be in the best interests of the Trust to fill a vacancy on the Board, and a shareholder submitted a candidate for consideration by the Board to fill the vacancy, the Governance Committee would evaluate that candidate in the same manner as it evaluates nominees identified by the Governance Committee. Nominee recommendations may be submitted to the Secretary of the Trust at the Trust’s principal business address. This Committee is comprised of at least three independent trustees and currently has the following members: David L. Mahoney (Chair), Robert W. Burns and Kimberly S. Patmore. The Committee met four times during the most recent fiscal year.
●
The Investment Oversight Committee reviews the investment activities of the Trust and the performance of the funds’ investment adviser. This Committee is comprised of at least three trustees (at least two-thirds of whom shall be independent trustees) and currently has the following members: Jane P. Moncreiff (Chair), Robert W. Burns, Nancy F. Heller and David L. Mahoney. The Committee met four times during the most recent fiscal year.

Trustee Compensation
The following table provides trustee compensation for the fiscal year ended December 31, 2024, earned with respect to the funds in this SAI and the Fund Complex.
Name of Trustee	Aggregate Compensation from the Funds in this SAI	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation from the Funds and Fund Complex Paid to Trustees
INTERESTED TRUSTEES
Omar Aguilar(1)	None	N/A	None
Richard A. Wurster	None	N/A	None
INDEPENDENT TRUSTEES
Michael J. Beer	$5,051	N/A	$352,500
Robert W. Burns	$5,051	N/A	$352,500
Nancy F. Heller	$5,051	N/A	$352,500
David L. Mahoney	$5,516	N/A	$385,000
Jane P. Moncreiff	$5,409	N/A	$377,500
Kimberly S. Patmore	$5,409	N/A	$377,500
J. Derek Penn	$5,051	N/A	$352,500

(1)
Mr. Aguilar joined the Board effective January 1, 2025.

Securities Beneficially Owned by Each Trustee
The following table provides each trustee’s equity ownership of the funds and ownership of all registered investment companies overseen by each trustee in the Family of Investment Companies as of December 31, 2024.
Name of Trustee	Dollar Range of Trustee Ownership of the Funds Included in the SAI		Aggregate Dollar Range of Trustee Ownership in the Family of Investment Companies
INTERESTED TRUSTEES
Omar Aguilar(1)			Over $100,000
	Schwab VIT Balanced Portfolio	None
	Schwab VIT Balanced with Growth Portfolio	None
	Schwab VIT Growth Portfolio	None
Richard A. Wurster			Over $100,000
	Schwab VIT Balanced Portfolio	None
	Schwab VIT Balanced with Growth Portfolio	None
	Schwab VIT Growth Portfolio	None
INDEPENDENT TRUSTEES
Michael J. Beer			Over $100,000
	Schwab VIT Balanced Portfolio	None
	Schwab VIT Balanced with Growth Portfolio	None
	Schwab VIT Growth Portfolio	None
Robert W. Burns			Over $100,000
	Schwab VIT Balanced Portfolio	None
	Schwab VIT Balanced with Growth Portfolio	None
	Schwab VIT Growth Portfolio	None
Nancy F. Heller			Over $100,000
	Schwab VIT Balanced Portfolio	None
	Schwab VIT Balanced with Growth Portfolio	None

Name of Trustee	Dollar Range of Trustee Ownership of the Funds Included in the SAI		Aggregate Dollar Range of Trustee Ownership in the Family of Investment Companies
	Schwab VIT Growth Portfolio	None
David L. Mahoney			Over $100,000
	Schwab VIT Balanced Portfolio	None
	Schwab VIT Balanced with Growth Portfolio	None
	Schwab VIT Growth Portfolio	None
Jane P. Moncreiff			Over $100,000
	Schwab VIT Balanced Portfolio	None
	Schwab VIT Balanced with Growth Portfolio	None
	Schwab VIT Growth Portfolio	None
Kimberly S. Patmore			Over $100,000
	Schwab VIT Balanced Portfolio	None
	Schwab VIT Balanced with Growth Portfolio	None
	Schwab VIT Growth Portfolio	None
J. Derek Penn			None
	Schwab VIT Balanced Portfolio	None
	Schwab VIT Balanced with Growth Portfolio	None
	Schwab VIT Growth Portfolio	None

(1)
Mr. Aguilar joined the Board effective January 1, 2025.

As of December 31, 2024, none of the independent trustees or their immediate family members owned beneficially or of record any securities of Schwab Asset Management or Schwab or any subadvisers or the distributor of the funds, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Schwab Asset Management or Schwab or any sub-advisers or the distributor of the funds.
Deferred Compensation Plan
Independent trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the Trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of Schwab Funds selected by the trustee. Currently, none of the independent trustees has elected to participate in this plan.
Code of Ethics
The funds, their investment adviser and Schwab have adopted a Code of Ethics as required under the 1940 Act. Subject to certain conditions or restrictions, the Code of Ethics permits the trustees, directors, officers or advisory representatives of the funds or the investment adviser or the directors or officers of Schwab to buy or sell directly or indirectly securities for their own accounts. This includes securities that may be purchased or held by the funds. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser’s Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
As of March 31, 2025, the officers and trustees of the Trust, as a group owned, of record or beneficially, less than 1% of the outstanding voting securities of each fund.
As of March 31, 2025, the following persons or entities owned, of record or beneficially, 5% or more of the outstanding voting securities of each fund (a shareholder’s or an entity’s address will be listed once at the first mention and not repeated for future entries):

Fund	Name and Address	Percent owned
Schwab VIT Balanced Portfolio	Pacific Life Insurance Separate Account A of Pacific Life Insurance Co Account # 221603 700 Newport Center Dr Newport Beach, CA 92660‑6307	65.22%
	Protective Life Insurance Company 2801 Highway 280 S Birmingham, AL 35223‑2488	24.41%
	Pacific Life Insurance Separate Account A of Pacific Life Insurance Co Account # 221601	5.41%
Schwab VIT Balanced with Growth Portfolio	Pacific Life Insurance Separate Account A of Pacific Life Insurance Co Account # 221603	78.42%
	Protective Life Insurance Company	11.89%
Schwab VIT Growth Portfolio	Pacific Life Insurance Separate Account A of Pacific Life Insurance Co Account # 221603	89.66%
	Protective Life Insurance Company	6.04%
Persons who beneficially own more than 25% of a fund may be deemed to control the fund. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of such fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.
INVESTMENT ADVISORY AND OTHER SERVICES
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of CSC, 211 Main Street, San Francisco, CA 94105, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the Trust. Schwab is an affiliate of Schwab Asset Management and is the Trust’s distributor. Charles R. Schwab is the founder, Chairman and Director of CSC. As a result of his ownership of and interests in CSC, Mr. Schwab may be deemed to be a controlling person of Schwab Asset Management and Schwab.
Advisory Agreement
The continuation of a fund’s Advisory Agreement must be specifically approved at least annually (1) by the vote of the Trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the Trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, at a meeting called for the purpose of voting on such approval.
Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement between the Trust and Schwab Asset Management with respect to existing funds in the Trust. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Schwab Asset Management, as well as extensive data provided by third parties, and the Independent Trustees receive advice from counsel to the Independent Trustees.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, accrued daily and payable monthly based on the fund’s average daily net assets as follows.
Fund	Fee
Schwab VIT Balanced Portfolio	0.45%
Schwab VIT Balanced with Growth Portfolio	0.45%
Schwab VIT Growth Portfolio	0.45%
The following table shows the net advisory fees paid by each fund and gross fees reduced by each fund for the past three fiscal years. The figures in the “net fees paid” row represent the actual amounts paid to the investment adviser, which include the effect of any reductions due to the application of a fund’s contractual expense limitation agreement. The figures in the “gross fees reduced by” row represent the amount, if any, the advisory fees payable to the investment adviser were reduced due to the application of a fund’s contractual expense limitation agreement.
Fund		2024	2023	2022
Schwab VIT Balanced Portfolio	Net fees paid	$352,786	$332,726	$365,137
	Gross fees reduced by	$0	$0	$0
Schwab VIT Balanced with Growth Portfolio	Net fees paid	$744,092	$698,566	$721,464
	Gross fees reduced by	$0	$0	$0
Schwab VIT Growth Portfolio	Net fees paid	$742,612	$690,927	$716,873
	Gross fees reduced by	$0	$0	$0
The investment adviser and Schwab have agreed to limit for so long as the investment adviser serves as the adviser to the fund, the total annual operating expenses (excluding interest, taxes, and certain non-routine expenses, if any) of each fund to 0.58% of the average daily net assets of the fund. This agreement may only be amended or terminated with the approval of the funds’ Board of Trustees.
The amount of the expense cap is determined in coordination with the Board of Trustees, and the expense cap is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of a fund. The expense cap is not intended to cover all fund expenses, and a fund’s expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest, taxes and the fees and expenses of pooled investment vehicles, such as ETFs, REITs and other investment companies, that are held by a fund, nor does it cover extraordinary or non-routine expenses, such as shareholder meeting costs.
Distributor
Pursuant to a Distribution Agreement between Schwab and the Trust, Schwab, located at 3000 Schwab Way, Westlake, TX 76262, is the principal underwriter for shares of the funds and is the Trust’s agent for the purpose of the continuous offering of the funds’ shares. Each fund pays for prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the Distribution Agreement; however, as described below in “Payments to Financial Intermediaries,” Schwab Asset Management compensates Schwab, in its capacity as a financial intermediary and not in its capacity as distributor and principal underwriter for the funds, for providing certain additional services that may be deemed to be distribution-related.
Payments to Financial Intermediaries
Schwab Asset Management and its affiliates make payments to certain broker-dealers, banks, trust companies, insurance companies, retirement plan service providers, consultants and other financial intermediaries (Intermediaries) for services and expenses incurred in connection with certain activities or services which may educate financial advisors or facilitate, directly or indirectly, investment in the funds and other investment companies advised by Schwab Asset Management, including the Schwab ETFs. These payments are made by Schwab Asset Management or its affiliates at their own expense, and not from the assets of the funds. Although a portion of Schwab Asset Management’s and its affiliates’ revenue comes directly or indirectly in part from fees paid by the funds, these payments do not increase the expenses paid by investors for the purchase of fund shares, or the cost of owning a fund.
These payments may relate to educational efforts regarding the funds, or for other activities, such as marketing and/or fund promotion activities and presentations, educational training programs, conferences, data analytics and support, or the development and support of technology platforms and/or reporting systems. In addition, Schwab Asset Management or its affiliates make payments to certain Intermediaries that make shares of the funds available to their customers or otherwise promote the funds, which may include Intermediaries that allow customers to buy and sell fund shares without paying a commission or other transaction charge. Payments of this type are sometimes referred to as revenue-sharing or marketing support.
Payments made to Intermediaries may be significant and may cause an Intermediary to make decisions about which investment options it will recommend or make available to its clients or what services to provide for various products based on payments it receives or is eligible to receive. As a result, these payments could create conflicts of interest between an Intermediary and its clients and these financial incentives may cause the Intermediary to recommend the funds over other investments.
As of April 28, 2025, Schwab Asset Management anticipates that Ascensus, LLC, Envestnet Asset Management, Inc., Fidelity Brokerage Services LLC/National Financial Services LLC, Empower Annuity Insurance Company of America, Morgan Stanley Smith Barney LLC, OneDigital Investment Advisors LLC, Principal Life Insurance Company, Schwab Retirement Plan Services, Inc. and Standard Insurance Company will receive these payments. Schwab Asset Management may enter into similar agreements with other FINRA member firms (or their affiliates) in the future. In addition to member firms of FINRA, Schwab Asset Management and its affiliates may also make these payments to certain other financial intermediaries, such as banks, trust companies, insurance companies, and plan administrators and consultants that sell fund shares or provide services to the funds and their shareholders. These firms may not be included in this list. You should ask your financial intermediary if it receives such payments.

Schwab Asset Management also makes payments to Schwab for certain administrative, professional and support services provided by Schwab, in its capacity as an affiliated financial intermediary and not as distributor and principal underwriter of the funds. These payments reimburse Schwab for its charges, costs and expenses of providing Schwab personnel to perform marketing and sales activities under the direction of Schwab Asset Management, such as sales lead generation and sales support, assistance with public relations, marketing and/or advertising activities and presentations, educational training programs, conferences, and data analytics and support. Payments also are made by Schwab Asset Management to Schwab for Schwab Asset Management’s allocated costs of general corporate services provided by Schwab, such as human resources, facilities, project management support and technology.
Shareholder Services Agent
Schwab provides fund information to shareholders, including share price, shareholder ownership and account activities and distributes the funds’ prospectuses, financial reports and other informational literature about the funds. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets the funds and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.
For the services performed as shareholder services agent under its contract with each fund, Schwab does not receive a fee.
Transfer Agent
BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581, serves as the funds’ transfer agent. As part of these services, the firm maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
Custodian and Fund Accountant
Citibank, N.A. (Citibank), 388 Greenwich Street, New York, NY 10013 serves as custodian for the funds.
State Street Bank and Trust Company (State Street), One Congress Street, Suite 1, Boston, MA 02114-2016 serves as fund accountant to the funds.
The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The fund accountant maintains all books and records related to the funds’ transactions.
Independent Registered Public Accounting Firm
The funds’ independent registered public accounting firm, Deloitte & Touche LLP (Deloitte), 1601 Wewatta Street, Suite 400, Denver, CO 80202, audits and reports on the annual financial statements of the funds and reviews certain regulatory reports. Deloitte or one of its affiliates also reviews each fund’s federal income tax returns and performs other professional, accounting, auditing, tax and advisory services when engaged to do so by the Trust.
Other Expenses
The funds pay other expenses that typically are connected with the Trust’s operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the funds. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the Trust on the basis of each fund’s relative net assets at the time the expense is incurred.
Securities Lending Activities
The funds’ securities lending agent is Citibank. The securities lending agent provides services to the funds which include the following: locating borrowers, negotiating the loan terms, monitoring the value of loans and collateral on a daily basis, marking each loan to market on a daily basis, coordinating collateral movements, collecting income, monitoring and processing corporate actions, managing recalls of loaned securities and termination of loans, and recordkeeping.
The funds did not have any earnings from securities lending during the most recent fiscal year.
PORTFOLIO MANAGERS
Other Accounts. In addition to the funds, each portfolio manager (collectively, referred to as the Portfolio Managers) is responsible for the day-to-day management of certain other accounts, as listed below. The accounts listed below are not subject to a performance-based advisory fee. The information below is provided as of December 31, 2024.
	Registered Investment Companies (this amount does not include the funds in this SAI)		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Zifan Tang	32	$15,784,863,386	0	$0	0	$0

	Registered Investment Companies (this amount does not include the funds in this SAI)		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Drew Hayes	32	$15,784,863,386	0	$0	0	$0
Patrick Kwok	32	$15,784,863,386	0	$0	0	$0
Conflicts of Interest. A Portfolio Manager’s management of other accounts may give rise to potential conflicts of interest in connection with their management of a fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include separate accounts and other mutual funds advised by Schwab Asset Management (collectively, the Other Managed Accounts). The Other Managed Accounts might have similar investment objectives as a fund, track the same index a fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by a fund. While a Portfolio Manager’s management of Other Managed Accounts may give rise to the potential conflicts of interest listed below, Schwab Asset Management does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Schwab Asset Management believes it has adopted policies and procedures that are designed to manage those conflicts in an appropriate way.
Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of the Portfolio Managers’ day-to-day management of the funds. Because of their position with the funds, the Portfolio Managers know the size, timing, and possible market impact of fund trades. It is theoretically possible that the Portfolio Managers could use this information to the advantage of the Other Managed Accounts they manage and to the possible detriment of a fund. However, Schwab Asset Management has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. Moreover, with respect to index funds, which seek to track their respective benchmark indexes, much of this information is publicly available. When it is determined to be in the best interest of both accounts, the Portfolio Managers or traders may aggregate trade orders for the Other Managed Accounts, excluding separately managed accounts, with those of a fund. All aggregated orders are subject to Schwab Asset Management’s aggregation and allocation policy and procedures, which provide, among other things, that (i) Schwab Asset Management will not receive additional compensation or remuneration of any kind as a result of aggregating transactions; (ii) no account will be favored over any other account; (iii) each account that participates in an aggregated order will participate at the average security price with all transaction costs shared on a pro-rata basis. For equity transactions, if the aggregated order cannot be executed in full, the partial execution is allocated pro-rata among the participating accounts in accordance with the size of each account’s order and round lots. For fixed income transactions, aggregated orders are generally allocated after execution. For fixed income and money market fund accounts that have similar strategies, Schwab Asset Management determines allocations with the general purpose of achieving, as nearly as possible, performance and portfolio characteristic parity/ proportionality among such accounts over time. For fixed income and money market fund accounts that do not have similar strategies, Schwab Asset Management has target ranges for significant portfolio characteristics and determines allocations among such accounts in accordance with the target ranges in effect at the time of the trade. In addition, Schwab Asset Management may follow certain investment priorities to satisfy the investment targets for fixed income and money market funds that have investment mandates related to particular sectors.
Investment Opportunities. A potential conflict of interest may arise as a result of the Portfolio Managers’ management of the funds and Other Managed Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors the Other Managed Accounts over a fund, which conflict of interest may be exacerbated to the extent that Schwab Asset Management or the Portfolio Managers receive, or expect to receive, greater compensation from their management of the Other Managed Accounts than the funds. Notwithstanding this theoretical conflict of interest, it is Schwab Asset Management’s policy to manage each account based on its investment objectives and related restrictions and, as discussed above, Schwab Asset Management has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account’s investment objectives and related restrictions. For example, while the Portfolio Managers may buy for an Other Managed Account securities that differ in identity or quantity from securities bought for a fund or refrain from purchasing securities for an Other Managed Account that they are otherwise buying for a fund in an effort to outperform its specific benchmark, such an approach might not be suitable for a fund given its investment objectives and related restrictions.
Fund of Funds Information Barrier. The Portfolio Managers for any Schwab fund or fund that invests in other Schwab Funds (Underlying Affiliated Funds) must make investment decisions without taking into consideration, or being in possession of, material non-public information about the Underlying Affiliated Funds. Despite a Portfolio Manager’s intention to not receive material, non-public information, Schwab Asset Management has established procedures to prevent Portfolio Managers from having access to and trading on material, non-public information regarding Underlying Affiliated Funds. Under these procedures, the adviser monitors Schwab fund of funds’ trading activity in Underlying Affiliated Funds, escalates breaches of information barriers and develops enhancements to information barriers as necessary. In the event that a Portfolio Manager comes into possession of material, non-public information about an Underlying Affiliated Fund, a Portfolio Manager’s ability to initiate transactions in that Underlying Affiliated Fund could potentially be restricted as a result of a Portfolio Manager’s possession of such information. The trading restriction could have an adverse effect on the ability of the fund managed by a Portfolio Manager to participate in any potential gains or avoid any potential losses in the restricted Underlying Affiliated Fund. In some instances, these trading restrictions could continue in effect for a substantial period of time.
Compensation. During the most recent fiscal year, Portfolio Manager compensation consisted of a fixed annual (base) salary and a discretionary bonus. Portfolio Managers also have the potential to participate in discretionary equity awards. The base salary is determined considering compensation payable for a similar position across the investment management industry and an evaluation of the individual Portfolio Manager’s overall performance such as the Portfolio Manager’s contribution to the investment process, good corporate citizenship, risk management and mitigation, and functioning as an active contributor to the firm’s success. The discretionary bonus is determined in accordance with the relevant Portfolio Manager Incentive Plan (the Plan) as follows:
There are two independent funding components for the Plan:
●
a portion based on weighting of Investment Fund Performance and Other Managed Account Performance (if applicable)
●
a portion based on corporate results
Investment Fund Performance
At the close of the year, each fund’s performance will be determined by its 1-year, 1- and 2-year, or 1- and 3-year percentile standing (based on pre-tax return before expenses) within its designated benchmark, peer group, or category, depending on the strategy of the fund (i.e., whether the fund is passively or actively managed) using standard statistical methods approved by Schwab Asset Management senior management. Investment Fund Performance measurements may be changed or modified at the discretion of the Schwab Asset Management President and Schwab Asset Management Chief Operating Officer. As each participant may be a member of a team that manages and/or supports a number of funds, there may be several funds and/or Other Managed Accounts considered in arriving at the incentive compensation funding.
Portfolio Managers who are chief investment officers of the investment adviser are covered by a Plan that specifically includes a risk mitigation component in the funding determination.
Certain Portfolio Managers receive a discretionary bonus that is funded based only on corporate results.
Corporate Performance
The Corporate Bonus Plan is an annual bonus plan that provides discretionary awards based on the financial performance of CSC during the annual performance period. Quarterly advances may be paid for the first three quarters. Allocations are discretionary and aligned with CSC and individual performance. Funding for the Plan is determined at the conclusion of the calendar year. Funding will be capped at 200% of target.
Allocation of Discretionary Bonus
At year-end, funding for both components of discretionary bonus is allocated to Plan participants by Schwab Asset Management senior management based on their assessment of a variety of performance factors.
Factors considered in Schwab Asset Management senior management’s allocation process will include objective and subjective factors that will take into consideration total performance and will include, but are not limited to:
●
Fund performance relative to performance measure
●
Risk management and mitigation
●
Individual performance against key objectives
●
Contribution to overall group results
●
Functioning as an active contributor to the firm’s success
●
Team work
●
Collaboration between Analysts and Portfolio Managers
●
Regulatory/Compliance management
The Portfolio Managers’ compensation is neither based on the value of the assets held in a fund’s portfolio or any Other Managed Account, nor flows into a fund’s portfolio or any Other Managed Account.
Ownership of Fund Shares. The Portfolio Managers did not beneficially own any shares of the funds as of December 31, 2024, the funds’ most recent fiscal year end. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the 1934 Act).
BROKERAGE ALLOCATION AND OTHER PRACTICES
Portfolio Turnover
For reporting purposes, a fund’s portfolio turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the fund owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less (“short-term securities”) are excluded.
A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year.

High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a fund, and could involve realization of capital gains that would be taxable when distributed to shareholders of a fund. To the extent that portfolio turnover results in the realization of net short-term capital gains, such gains are ordinarily taxed to shareholders at ordinary income tax rates.
The portfolio turnover rate for each of the funds for the past two fiscal years is as follows:
Fund	2024	2023
Schwab VIT Balanced Portfolio	26%	20%
Schwab VIT Balanced with Growth Portfolio	12%	18%
Schwab VIT Growth Portfolio	11%	14%
Portfolio Transactions
The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of the funds. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. A fund generally does not incur any commissions or sales charges when it invests in underlying Schwab Funds, but it may incur such costs if it invests directly in other types of securities or in unaffiliated funds. Purchases and sales of securities on a stock exchange, including ETF shares, or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Exchange fees may also apply to transactions effected on an exchange. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer’s underwriter, or a dealer. The funds do not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices the funds pay to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which certain of the funds may invest are traded primarily in the over-the-counter market on a net basis and do not normally involve either brokerage commissions or transfer taxes. It is expected that the cost of executing portfolio securities transactions of the funds will primarily consist of dealer spreads and brokerage commissions.
The investment adviser seeks to obtain best execution for the funds’ transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; ability to facilitate short selling; provision of additional brokerage or research services or products; whether a broker guarantees that a fund will receive, on aggregate, prices at least as favorable as the closing prices on a given day when adherence to “market-on-close” pricing aligns with fund objectives; or whether a broker guarantees that a fund will receive the volume-weighted average price (VWAP) for a security for a given trading day (or portion thereof) when the investment adviser believes that VWAP execution is in a fund’s best interest. In addition, the investment adviser may have incentive sharing arrangements with certain unaffiliated brokers who guarantee market-on-close pricing: on a day when such a broker executes transactions at prices better, on aggregate, than market-on-close prices, that broker may receive, in addition to his or her standard commission, a portion of the net difference between the actual execution prices and corresponding market-on-close prices for that day.
The investment adviser may cause a fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless principal transactions, in accordance with applicable SEC and other regulatory guidelines. In both instances, these services or products may include: company financial data and economic data (e.g., unemployment, inflation rates and GDP figures), stock quotes, last sale prices and trading volumes, research reports analyzing the performance of a particular company or stock, narrowly distributed trade magazines or technical journals covering specific industries, products, or issuers, seminars or conferences registration fees which provide substantive content relating to eligible research, quantitative analytical software and software that provides analyses of securities portfolios, trading strategies and pre/post trade analytics, discussions with research analysts or meetings with corporate executives which provide a means of obtaining oral advice on securities, markets or particular issuers, short-term custody related to effecting particular transactions and clearance and settlement of those trades, lines between the broker-dealer and order management systems operated by a third party vendor, dedicated lines between the broker-dealer and the investment adviser’s order management system, dedicated lines providing direct dial-up service between the investment adviser and the trading desk at the broker-dealer, message services used to transmit orders to broker-dealers for execution, electronic communication of allocation instructions between institutions and broker-dealers, comparison services required by the SEC or another regulator (e.g., use of electronic confirmation and affirmation of institutional trades), exchange of messages among broker-dealers, custodians, and institutions related to a trade, post-trade matching of trade information, routing settlement instructions to custodian banks and broker-dealers’ clearing agents, software that provides algorithmic trading strategies, and trading software operated by a broker-dealer to route orders to market centers or direct market access systems. The investment adviser may use research services furnished by brokers or dealers in servicing all client accounts, and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.

The investment adviser may receive a service from a broker or dealer that has both a “research” and a “non-research” use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions or spreads, while the investment adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser believes that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.
The investment adviser may purchase for the funds new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services, in accordance with applicable rules and regulations permitting these types of arrangements. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e) of the 1934 Act.
The investment adviser may place orders directly with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable the funds to trade directly with other institutional holders. At times, this may allow the funds to trade larger blocks than would be possible trading through a single market maker.
The investment adviser may aggregate securities sales or purchases among two or more funds. The investment adviser will not aggregate transactions unless it believes such aggregation is consistent with its duty to seek best execution for each affected fund and is consistent with the terms of the investment advisory agreement for such fund. In any single transaction in which purchases and/or sales of securities of any issuer for the account of a fund are aggregated with other accounts managed by the investment adviser, the actual prices applicable to the transaction will be averaged among the accounts for which the transaction is effected, including the account of the fund.
In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the funds on securities exchanges, the investment adviser follows procedures, adopted by the funds’ Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.
Brokerage Commissions
For each of the last three fiscal years, the funds paid the following brokerage commissions.
Funds	2024	2023	2022
Schwab VIT Balanced Portfolio	$8,623(1)	$5,802(2)	$4,655
Schwab VIT Balanced with Growth Portfolio	$10,166	$10,773(2)	$5,463
Schwab VIT Growth Portfolio	$10,904	$9,647(2)	$6,427

(1)
The fund experienced increased brokerage commissions due to both higher volatility and assets in 2024.

?
(2)
The fund experienced increased brokerage commissions due to adjustments by the Portfolio Managers to portfolio positions.

Regular Broker-Dealers
During the fiscal year, the funds held securities issued by their respective “regular broker-dealers” (as defined in Rule 10b-1 under the 1940 Act), indicated below as of December 31, 2024.
Fund	Regular Broker-Dealer	Value of Holdings
Schwab VIT Balanced Portfolio	None	N/A
Schwab VIT Balanced with Growth Portfolio	None	N/A
Schwab VIT Growth Portfolio	None	N/A
PROXY VOTING
The Board has delegated the responsibility for voting proxies to Schwab Asset Management, pursuant to the investment adviser’s Proxy Voting Policy with respect to proxies voted on behalf of the various Schwab Funds’ portfolios. A description of such Proxy Voting Policy is included in Appendix – Proxy Voting Policy.
The Trust is required to disclose annually a fund’s complete proxy voting record on Form N-PX. A fund’s proxy voting record for the most recent 12-month period ended June 30th is available by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/prospectus. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. A fund’s Form N-PX will also be available on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE
For this section only, the following disclosure relates to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios, Schwab Capital Trust, Schwab Strategic Trust and Laudus Trust (collectively, the Trusts) and each series thereunder (each a fund and collectively, the funds).
The Trusts’ Board has approved policies and procedures that govern the timing and circumstances regarding the disclosure of fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the funds’ portfolio securities is in the best interests of fund shareholders, and include procedures to address conflicts between the interests of the funds’ shareholders, on the one hand, and those of the funds’ investment adviser, subadviser (if applicable), principal underwriter or any affiliated person of a fund, its investment adviser, subadviser or principal underwriter, on the other. Pursuant to such procedures, the Board has authorized one of the Chief Executive Officer, President, Chief Operating Officer or Chief Financial Officer of the Trusts (in consultation with a fund’s subadviser, if applicable) to authorize the release of the funds’ portfolio holdings prior to regular public disclosure (as outlined in the prospectus and below) or regular public filings, as necessary, in conformity with the foregoing principles.
The Board exercises on-going oversight of the disclosure of fund portfolio holdings by overseeing the implementation and enforcement of the funds’ policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters. The Board will receive periodic updates, at least annually, regarding entities which were authorized to be provided “early disclosure” of the funds’ portfolio holdings information and will periodically review any agreements that the Trusts have entered into to selectively disclose portfolio holdings.
Portfolio holdings may be made available on a selective basis to ratings agencies, certain industry organizations, consultants and other qualified financial professionals when the appropriate officer of the Trusts determines such disclosure meets the requirements noted above and serves a legitimate business purpose. Agreements entered into with such entities will describe the permitted use of portfolio holdings and provide that, among other customary confidentiality provisions: (i) the portfolio holdings will be kept confidential; (ii) the person will not trade on the basis of any material non-public information; and (iii) the information will be used only for the purpose described in the agreement.
The funds’ service providers including, without limitation, the investment adviser, subadvisers (if applicable), the distributor, the custodian, fund accountant, transfer agent, certain affiliates of the investment adviser or subadvisers, counsel, auditor, proxy voting service provider, pricing information vendors, trade execution measurement vendors, portfolio management system providers, cloud database providers, securities lending agents, publisher, printer and mailing agent may receive disclosure of portfolio holdings information as frequently as daily in connection with the services they perform for the funds. Schwab Asset Management, any subadviser to a fund as disclosed in the most current prospectus, Glass, Lewis & Co., LLC, State Street, Citibank, N.A. and/or Brown Brothers Harriman & Co., as service providers to the funds, are currently receiving this information on a daily basis. Donnelley Financial Solutions, as a service provider to the funds, is currently receiving this information on a quarterly basis. Deloitte, the Transfer Agent, and the Distributor, as service providers to the funds, receive this information on an as-needed basis. Service providers are subject to a duty of confidentiality with respect to any portfolio holdings information they receive whether imposed by the confidentiality provisions of the service providers’ agreements with the Trusts or by the nature of its relationship with the Trusts. Although certain of the service providers are not under formal confidentiality obligations in connection with disclosure of portfolio holdings, a fund will not continue to conduct business with a service provider who the fund believes is misusing the disclosed information.
To the extent that a fund invests in an unaffiliated acquired fund, the Trusts will, when required by Rule 12d1-4, promptly notify the acquired fund, upon causing a fund to acquire more than 3% of the acquired fund’s outstanding shares.
The funds’ policies and procedures prohibit the funds, the funds’ investment adviser or any related party from receiving any compensation or other consideration in connection with the disclosure of portfolio holdings information.
Generally, a complete list of a fund’s portfolio holdings is published on the fund’s website www.schwabassetmanagement.com on the “Prospectus & Reports” tab under “Portfolio Holdings” generally 60-80 days after a fund’s fiscal quarter-end in-line with regulatory filings unless a different timing is outlined in the fund’s prospectus.
Specifically for the Schwab ETFs (other than the Schwab Ariel ESG ETF), each Schwab ETF discloses its portfolio holdings each business day on its website before the opening of regular trading on the ETF’s primary listing exchange in accordance with the requirements of Rule 6c-11 under the 1940 Act. Portfolio holdings information made available in connection with the process of purchasing or redeeming Creation Units for the Schwab ETFs may be provided to other entities that provided services to the funds in the ordinary course of business after it has been disseminated to the NSCC.
The Schwab Money Funds have an ongoing arrangement to make available information about the funds’ portfolio holdings and information derived from the funds’ portfolio holdings to iMoneyNet, a rating and ranking organization, which is subject to a confidentiality agreement. Under its arrangement with the funds, iMoneyNet, among other things, receives information concerning the funds’ net assets, yields, maturities and portfolio compositions on a weekly basis, subject to a one business day lag.
On the website, the funds also may provide, on a monthly or quarterly basis, information regarding certain attributes of a fund’s portfolio, such as a fund’s top ten holdings, sector weightings, composition, credit quality and duration and maturity, as applicable. This information is generally updated within 5-25 days after the end of the period. This information on the website is publicly available to all categories of persons.

The funds may disclose non-material information including commentary and aggregate information about the characteristics of a fund in connection with or relating to a fund or its portfolio securities to any person if such disclosure is for a legitimate business purpose, such disclosure does not effectively result in the disclosure of the complete portfolio securities of any fund (which can only be disclosed in accordance with the above requirements), and such information does not constitute material non-public information. Such disclosure does not fall within the portfolio securities disclosure requirements outlined above.
Whether the information constitutes material non-public information will be made on a good faith determination, which involves an assessment of the particular facts and circumstances. In most cases, commentary or analysis would be immaterial and would not convey any advantage to a recipient in making a decision concerning a fund. Commentary and analysis include, but are not limited to, the allocation of a fund’s portfolio securities and other investments among various asset classes, sectors, industries, countries or other relevant category, the characteristics of the stock components and other investments of a fund, the attribution of fund returns by asset class, sector, industry, country or other relevant category, and the volatility characteristics of a fund.
DESCRIPTION OF THE TRUST
Each fund is a series of Schwab Annuity Portfolios, an open-end, management investment company organized as a Massachusetts business trust with a Declaration of Trust entered into and filed with the Commonwealth of Massachusetts on January 21, 1994.
The funds may hold special shareholder meetings, which may cause the funds to incur non-routine expenses. These meetings may be called for purposes such as electing Trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.
Insurance companies and their separate accounts are the record owners of fund shares. The funds understand that the insurance companies will vote their shares in accordance with timely instructions received from contract owners who have allocated contract values to the funds, to the extent required by applicable laws.
The bylaws of the Trust provide that one-third of shares present in person or represented by proxy and entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then one-third of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then one-third of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any meeting of shareholders may be adjourned from time to time by a majority of votes properly cast upon the question of adjourning a meeting to another date or time, whether or not a quorum is present. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment funds) by notice to the shareholders without shareholder approval.
Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the Trust’s obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust’s acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance which the Trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.
As more fully described in the Declaration of Trust, the Trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year’s income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof pursuant to elections made by the participating insurance companies. Distributions paid in shares will be paid at the net asset value as determined in accordance with the bylaws.
Any series of the Trust may reorganize or merge with one or more other series of the Trust or another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law and the Trust’s Declaration of Trust and Amended and Restated Bylaws, without the approval of shareholders of any series.
PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER DOCUMENTS AND PRICING OF SHARES
Purchasing and Redeeming Shares of the Funds
You cannot purchase shares of the funds directly, but you may allocate account value under your variable contract to and from the funds in accordance with the terms of your variable contract. Please refer to the appropriate separate account prospectus for information on how to purchase units of a variable contract and how to select specific funds as investment options.

The funds have made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC’s prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in “Pricing of Shares.” A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash. Please note that this ability to make in-kind redemptions may be affected by agreements made with participating insurance companies.
The funds are designed for long-term investing. Because short-term trading activities can disrupt the smooth management of a fund and increase its expenses, each fund reserves the right, in its sole discretion, to refuse any purchase or exchange order, or large purchase or exchange orders, including any purchase or exchange order which appears to be associated with short-term trading activities or “market timing.” Because market timing decisions to buy and sell securities typically are based on an individual investor’s market outlook, including such factors as the perceived strength of the economy or the anticipated direction of interest rates, it is difficult for a fund to determine in advance what purchase or exchange orders may be deemed to be associated with market timing or short-term trading activities. The funds and Schwab reserve the right to refuse any purchase or exchange order, including large orders that may negatively impact their operations. More information regarding the funds’ market timing policies is included in each fund’s prospectus.
Delivery of Shareholder Documents
Typically once a year, an updated prospectus will be mailed or electronically delivered to shareholders describing each fund’s investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed or electronically delivered (or a notice will be mailed and financial reports will be made available on the fund’s designated website) to shareholders describing each fund’s performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called “householding.” If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by a fund or other date as communicated by the financial intermediary.
Pricing of Shares
Each business day, each fund calculates its share price, or NAV, as of the close of the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time). This means that NAVs are calculated using the values of a fund’s securities as of the close of the NYSE. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available or the investment adviser deems to be unreliable are required to be valued at fair value following procedures approved by the Board of Trustees. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the funds reserve the right to treat such day as a business day and accept purchase and redemption orders and calculate their respective share prices as of the normally scheduled close of regular trading on the NYSE for that day.
To the extent a fund invests in foreign securities, shareholders should be aware that because foreign markets are often open on weekends and other days when the funds are closed, the value of some of a fund’s securities may change on days when it is not possible to buy or sell shares of the fund.
The funds use approved pricing sources to provide values for their portfolio securities. Values are generally determined by the approved pricing sources as follows: generally, securities traded on exchanges, excluding the NASDAQ National Market System, are valued at the last-quoted sales price on the exchange on which such securities are primarily traded, or, lacking any sales, at the mean between the bid and ask prices; generally, securities traded in the over-the-counter market are valued at an evaluated price using a mid-price supplied by an approved, independent pricing service. The mid-price is the mean of the bid and ask prices as calculated by the pricing service. Generally, securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price. In addition, securities that are primarily traded on foreign exchanges are generally valued at the official closing price or last sales price on the exchange where the securities are primarily traded with these values then translated into U.S. dollars at the current exchange rate. Fixed income securities normally are valued based on valuations provided by approved pricing services. Securities will be fair valued pursuant to procedures approved by the funds’ Board of Trustees when market quotations are not “readily available” or the investment adviser deems them unreliable. For example, the fund may fair value a security when a security is delisted or its trading is halted or suspended; when approved pricing sources do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board has designated the investment adviser as the valuation designee (Valuation Designee) for the fund to perform the fair value determination relating to all fund investments. The Valuation Designee periodically provides reports to the Board on items related to its fair value of fund investments.
In accordance with the 1940 Act, the underlying funds in which the funds invest are valued at their respective net asset values as determined by those funds. The underlying funds that are money market funds may value their portfolio securities based on the value or amortized cost method. The underlying funds value their portfolio securities based on market quotes if they are readily available.

TAXATION
This discussion of federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Federal Tax Information for the Funds
For a discussion of the tax status of a particular insurance contract and the tax consequences of ownership of such a contract, refer to the appropriate variable contract prospectus. Shares of the funds are available only through separate accounts of participating insurance companies and plans.
It is each fund’s policy to qualify for taxation as a RIC by meeting the requirements of Subchapter M of the Internal Revenue Code. By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Internal Revenue Code, it will be subject to federal income tax on its net investment income and any net realized capital gains. In addition, each fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.
Each fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust’s other funds. Each fund intends to qualify as a RIC so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a fund must, among other requirements, distribute annually to its shareholders an amount at least equal to the sum of 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) and 90% of its net tax-exempt income. Among these requirements are the following: (i) at least 90% of a fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of a fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a fund’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers and which are engaged in the same, similar, or related trades or businesses if the fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.
Certain master limited partnerships may qualify as “qualified publicly traded partnerships” for purposes of the Subchapter M Internal Revenue Code diversification rules described above. To do so, the master limited partnership must satisfy two requirements during the taxable year. First, the interests of such partnership either must be traded on an established securities market or must be readily tradable on a secondary market (or the substantial equivalent thereof). Second, the partnership must meet the 90% gross income requirements for the exception from treatment as a corporation with gross income other than income consisting of dividends, interest, payments with respect to securities loans, or gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock securities or currencies.
The funds should not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute substantially all of their income and gains each calendar year so long as their only shareholders are certain retirement plans or segregated asset accounts of life insurance companies held in connection with variable annuity contracts or life insurance policies described in Section 817(d) of the Internal Revenue Code or certain other tax-exempt entities.
Internal Revenue Service regulations applicable to separate accounts generally require that funds that serve as the funding vehicles for separate accounts invest no more than 55% of the value of their total assets in one investment, 70% in two investments, 80% in three investments and 90% in four investments.
Alternatively, a fund will be treated as meeting these requirements for any quarter of its taxable year if, as of the close of such quarter, the fund meets the diversification requirements applicable to regulated investment companies and no more than 55% of the value of its total assets consists of cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies.
The funds intend to meet these requirements. Internal Revenue Service regulations also limit the types of investors that may invest in such a fund. The funds intend to meet this limitation by offering shares only to participating insurance companies and their separate accounts in connection with the purchase of contracts and variable life insurance policies and to certain qualified benefit plans.
A fund’s transactions in futures contracts, forward contracts, foreign currency exchange transactions, options and certain other investment and hedging activities may be restricted by the Internal Revenue Code and are subject to special tax rules. In a given case, these rules may accelerate income to a fund, defer its losses, cause adjustments in the holding periods of the fund’s assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the fund’s income. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of a fund and its shareholders.

Each fund may invest in a non-U.S. corporation that could be treated as a passive foreign investment company (PFIC) or become a PFIC under the Internal Revenue Code. In addition, an underlying fund of the fund may invest in non-U.S. corporations that could be treated as PFICs or become PFICs. The direct or indirect investment in PFICs could result in adverse tax consequences upon the disposition of, or the receipt of “excess distributions” with respect to, such equity investments. To the extent the fund (or an underlying fund) does invest in a PFIC, it may elect to treat the PFIC as a “qualified electing fund” or mark-to-market its investments in PFICs annually. In either case, the fund (or the underlying fund) may be required to distribute amounts in excess of realized income and gains. To the extent the fund (or an underlying fund) does invest in foreign securities that are determined to be PFIC securities and is required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to the fund’s shareholders. Therefore, the payment of this tax would reduce the fund’s economic return from its PFIC shares, and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.
The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the funds. No attempt is made to present a complete explanation of the federal tax treatment of the funds’ activities, and this discussion must be read in conjunction with the discussion in the prospectuses and/or statements of additional information for the applicable insurance and annuity contracts. It is not intended as a substitute for careful tax planning, and does not discuss the taxation of insurance companies or the taxation of holders of variable contracts. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the insurance and annuity contracts and the holders thereof.

APPENDIX – RATINGS OF INVESTMENT SECURITIES
From time to time, a fund may report the percentage of its assets that fall into the rating categories set forth below, as defined by the ratings agencies.
MOODY’S INVESTORS SERVICE
Global Long-Term Rating Scale
Aaa:
Obligations rated Aaa are judged to be of the highest quality, with minimal risk.

Aa:
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:
Obligations rated A are considered upper medium-grade and are subject to low credit risk.

Baa:
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess speculative characteristics.

Ba:
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:
Obligations rated B are considered speculative and are subject to high credit risk.

Caa:
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery in principal and interest.

C:
Obligations rated C are the lowest-rated class of bonds and are typically in default, with little prospect for recovery of principal and interest.

Global Short-Term Rating Scale
P-1:
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2:
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3:
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP:
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR’S FINANCIAL SERVICES LLC
Long-Term Issue Credit Ratings
AAA:
An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:
An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB:
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB:
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B:
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C:
An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D:
An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

Short-Term Issue Credit Ratings
A-1:
A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2:
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3:
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

FITCH RATINGS, INC.
Long-Term Ratings Scales
AAA:
‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA:
‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A:
‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB:
‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB:
‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.

B:
‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC:
Very low margin for safety. Default is a real possibility.

CC:
Default of some kind appears probable.

C:
A default or default-like process has begun, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:

i.
the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
ii.
the formal announcement by the issuer or their agent of a distressed debt exchange; and
iii.
a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.
RD:
‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced:

i.
an uncured payment default or distressed debt exchange on a bond, loan or other material financial obligation, but

ii.
has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and
iii.
has not otherwise ceased operating.
This would include:
a.
the selective payment default on a specific class or currency of debt;
b.
the uncured expiry of any applicable original grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation.
D:
‘D’ ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure or that has otherwise ceased business and debt is still outstanding.

Short-Term Ratings
F1:
Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2:
Good intrinsic capacity for timely payment of financial commitments.

F3:
The intrinsic capacity for timely payment of financial commitments is adequate.

APPENDIX – PROXY VOTING POLICY
The Charles Schwab Family of Funds Schwab Investments Schwab Capital Trust Schwab Annuity Portfolios Laudus Trust Schwab Strategic Trust

PROXY VOTING POLICY
AS OF MARCH 2025

The Boards of Trustees (the “Board”) of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, and Laudus Trust (“Schwab Funds”) and Schwab Strategic Trust (“Schwab ETFs”; collectively with Schwab Funds, the “Funds”) have delegated to the Funds’ investment adviser, Charles Schwab Investment Management, Inc. (“CSIM”), the responsibility to vote proxies relating to the Funds’ portfolio securities pursuant to CSIM’s Proxy Voting Policy (“CSIM Proxy Policy”). On an annual basis, CSIM will report to the Board any changes to the CSIM Proxy Policy and on the implementation of the CSIM Proxy Policy.

Charles Schwab Investment Management, Inc.

PROXY VOTING POLICY
AS OF MARCH 2025

I.
INTRODUCTION

Charles Schwab Investment Management, Inc. (“CSIM”), as an investment adviser, is responsible for voting proxies with respect to the securities held in accounts of investment companies and other clients that have delegated the authority to vote proxies to CSIM. CSIM’s Proxy Committee exercises and documents CSIM’s responsibility with regard to voting of client proxies, including the review and approval of the Proxy Voting Policy (the “Proxy Policy”). CSIM’s Investment Stewardship Team has the primary responsibility for overseeing that voting is carried out consistent with the Proxy Policy. The Investment Stewardship Team also conducts research into proxy issues and carries out engagement activities with companies. The Proxy Committee receives regular reports from the Investment Stewardship Team on these activities.
II.
PHILOSOPHY

As a leading asset manager, it is CSIM’s responsibility to use its proxy votes to encourage transparency, corporate governance structures, and the management of environmental, social and other governance issues that it believes protect and promote shareholder value.
Just as the investors in CSIM’s equity funds generally have a long-term investment horizon, CSIM takes a long-term, measured approach to investment stewardship. CSIM’s client-first philosophy drives all of its efforts, including its approach to decision making. In the investment stewardship context, that unfolds through CSIM’s efforts to appropriately manage risk by encouraging transparency and focusing on corporate governance structures that will help protect and promote shareholder value. CSIM also recognizes that companies can conduct themselves in ways that have important environmental and social consequences. Therefore, CSIM’s focus on maximizing long-term shareholder value includes consideration of potential environmental and social impacts that we believe are relevant to individual companies.
In general, CSIM believes corporate directors, as the elected representatives of all shareholders, are best positioned to oversee the management of their companies. Accordingly, CSIM typically supports a board of directors’ and management’s recommendations on proxy matters. However, CSIM will vote against management’s recommendations when it believes doing so will protect or promote long-term shareholder value.
III.
USE OF PROXY ADVISORS

To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Glass, Lewis & Co., LLC (“Glass Lewis”) as an expert in the proxy voting and corporate governance area. The services provided by Glass Lewis include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping. CSIM has also retained Institutional Shareholder Services Inc. to conduct research and provide voting recommendations on certain topics and may retain additional experts in the proxy voting, corporate governance, and environmental and social areas in the future.
To support CSIM in efficiently executing its votes, Glass Lewis, simultaneously with issuing its voting recommendations, also automatically populates votes based on CSIM’s custom voting guidelines, except for certain ballot items which CSIM elects to vote manually. CSIM’s votes are executed just prior to the vote deadline, which allows CSIM the opportunity to incorporate changes in Glass Lewis voting recommendations or the receipt of additional information from the company or other parties.
IV.
PROXY VOTING PRINCIPLES

CSIM invests on behalf of its clients in companies domiciled all over the world. Since corporate governance standards and best practices differ by country and jurisdiction, the market context is taken into account in the analysis of proposals. Furthermore, there are instances where CSIM may determine that voting is not in the best interests of its clients (typically due to costs or to trading restrictions) and will refrain from submitting votes.
The Proxy Committee reviews CSIM’s proxy voting guidelines with input from the Investment Stewardship Team at least annually and evaluates them in light of the long-term best interests of shareholders. In addition, for U.S. companies, contested director elections, “vote no” campaigns, mergers and acquisitions, some executive compensation and election of director proposals, and many shareholder proposals, including environmental, social, and governance-related proposals, such as those requesting additional environmental, social and political disclosures, are voted on a case-by-case basis by the Investment Stewardship Team.
While the voting policy is in place to provide structure and guidance and ensure CSIM’s approach is consistent and repeatable, CSIM recognizes instances may arise that would benefit from additional research and analysis to determine CSIM’s policy recommendation. As such, CSIM reserves the right to use discretion and apply a case-by-case approach when determining its vote decision for any proposal that it believes warrants added scrutiny by the Investment Stewardship Team.
1

The following is a summary of CSIM’s proxy voting principles which are grouped according to types of proposals usually presented to shareholders in proxy statements.
A.
DIRECTORS AND AUDITORS

i.
Directors
As a starting point, CSIM expects boards to be composed of at least a majority of independent directors and to be responsive to shareholders. CSIM also expects directors that serve on a company’s nominating, compensation or audit committee to be independent. CSIM believes that diversity of background, experience, and skills contribute to a board’s ability to make effective decisions on behalf of shareholders.
Factors that may result in a vote against one or more directors:
●
The board is not majority independent
●
A company board is not sufficiently diverse with respect to background, or the board has not provided a reasonable explanation of board diversity or lack thereof
●
Non-independent directors serve on the nominating, compensation or audit committees
●
A director recently failed to attend at least 75% of meetings or serves on an excessive number of publicly traded company boards
●
A director approved executive compensation schemes that appear misaligned with shareholders’ interests
●
A director recently acted in a manner inconsistent with this Proxy Policy or failed to be responsive to shareholder concerns
●
The company has not provided explicit disclosure of board oversight of material risks
ii.
Contested Director Elections
A proxy contest is when a dissident shareholder (or group of shareholders) proposes outside nominees to compete against incumbent directors. A “Vote No” campaign is when an activist shareholder attempts to solicit votes against certain directors. CSIM evaluates proxy contests and Vote No campaigns on a case-by-case basis and votes for the outcome it believes will maximize long-term shareholder value. CSIM considers numerous factors when making its voting decision, including but not limited to the merit of the campaign, the qualifications of director nominees, long-term company performance compared to peers, board oversight of material risks, and, in the case of proxy contests, the dissident’s and management’s strategic plans for driving improvements.
iii.
Auditors
CSIM typically supports the ratification of auditors unless CSIM believes that the auditors’ independence may have been compromised.
Factors that may result in a vote against the ratification of auditors:
●
Audit-related fees are less than half of the total fees paid by the company to the audit firm
●
A recent material restatement of annual financial statements
●
A pattern of inaccurate audits or other behavior that may call into question an auditor’s effectiveness
B.
BOARD MATTERS

i.
Classified Boards
CSIM generally does not support classified board proposals unless management has provided valid reasoning for the structure.
ii.
Majority Voting
CSIM generally supports majority voting proposals when they call for plurality voting standards in contested elections.
iii.
Proxy Access
CSIM typically supports proxy access proposals when the following criteria are met:
●
Ownership threshold of at least 3% of the company’s outstanding shares held for at least three years
●
Number of nominees is no more than 20% of current board (rounded down to nearest whole number)
●
Group size is capped at 20 shareholders
iv.
Separation of Chair and CEO role
CSIM believes that boards are typically best positioned to determine their leadership structure. Therefore, CSIM will typically not support shareholder proposals requiring the separation of these roles unless certain circumstances are in place.
2

Factors that may result in a vote supporting a shareholder proposal requiring the separation of the Chair and CEO roles include:
●
The board does not have a lead independent director
●
The board is not two-thirds independent
●
The company did not implement a shareholder proposal that was passed by shareholders at two previous shareholder meetings
●
The company nominated directors for election that did not receive a majority of shareholder support at the previous shareholder meeting
●
The company had material financial statement restatements
●
The company’s board adopted a Shareholder Rights Plan during the past year and did not submit it to shareholders for approval
●
Ongoing executive compensation concerns
●
Ongoing financial underperformance
●
Lack of robust lead independent director
v.
Independent Chair
CSIM believes that boards are typically best positioned to determine their leadership structure. Therefore, CSIM will typically not support shareholder proposals requiring an independent chair unless CSIM has concerns regarding a board’s accountability or responsiveness to shareholders.
Factors that may result in a vote supporting a shareholder proposal requiring an independent chair:
●
The board does not have a lead independent director
●
The board is not two-thirds independent
●
The company did not implement a shareholder proposal that was passed by shareholders at two previous shareholder meetings
●
The company nominated directors for election that did not receive a majority of shareholder support at the previous shareholder meeting
●
The company had material financial statement restatements
●
The company’s board adopted a Shareholder Rights Plan during the past year and did not submit it to shareholders for approval
●
Ongoing executive compensation concerns
●
Ongoing financial underperformance
C.
COMPENSATION

i.
Advisory Vote on Executive Compensation and Frequency
CSIM generally supports advisory votes on executive compensation (which are proposed by management and are known as “Say-On-Pay”) when the compensation scheme appears aligned with shareholder economic interests and lacks problematic features.
Factors that may result in a vote against a company’s Say-On-Pay proposal:
●
There is a disconnect identified between executive pay and company performance
●
Executive compensation is out of line with industry peers considering the company’s performance over time
●
Executive compensation plan includes significant guaranteed bonuses or has a low amount of compensation at risk
●
Executive compensation plan offers excessive one-time payments, perquisites, tax-gross up provisions, or golden parachutes
●
Compensation amounts are increased, or goals are lowered without providing a valid explanation
●
Executive compensation plan lacks adequate disclosure or rationale for decisions related to goals and amounts
ii.
Equity Compensation Plans
CSIM generally supports stock-based compensation plans when they do not overly dilute shareholders by providing participants with excessive awards and lack problematic features.
Factors that may result in a vote against Equity Compensation Plans:
●
Plan’s total potential dilution appears excessive
3

●
Plan’s burn rate appears excessive compared to industry peers
●
Plan allows for the re-pricing of options without shareholder approval
●
Plan has an evergreen feature
iii.
Employee Stock Purchase Plans
CSIM supports the concept of broad employee participation in a company’s equity. Therefore, CSIM typically supports employee stock purchase plans when the shares can be purchased at 85% or more of the shares’ market value.
iv.
Re-price/Exchange Option Plans
CSIM generally only supports management proposals to re-price options when the plan excludes senior management and directors, does not excessively dilute shareholders, and the company has not significantly underperformed its industry peers over time.
v.
Compensation-Related Shareholder Proposals
CSIM generally votes with management on compensation-related shareholder proposals. CSIM believes the responsibility for designing an effective executive compensation program lies with the board’s compensation committee, rather than shareholders. Therefore, rather than supporting policies proposed by shareholders, a more appropriate way for shareholders to express discontent with a company’s policies and practices is through the election of directors, the advisory vote on executive compensation, proposals regarding equity plans and/or other executive compensationspecific proposals.
D.
ANTI-TAKEOVER

i.
Shareholder Rights Plans
Shareholder Rights Plans constrain a potential acquirer’s ability to buy shares in a company above a certain threshold without the approval of the company’s board of directors. While such a plan may help a company in achieving a higher bid, it may also entrench the incumbent management and board. CSIM believes that shareholders should have the right to approve a Shareholder Rights Plan within a year of its adoption. CSIM generally votes against such plans if they do not have safeguards to protect shareholder interests.
Factors that may result in a vote against a Shareholder Rights Plan proposal:
●
Plan does not expire in a relatively short time horizon
●
Plan does not have a well-crafted permitted bid or qualified offer feature that mandates shareholder votes in certain situations
●
Plan automatically renews without shareholder approval
●
Company’s corporate governance profile is problematic
ii.
Right to Call Special Meeting
CSIM generally votes against shareholder proposals asking for shareholders to be given the right to call a special meeting unless the threshold to call a special meeting is 25% or more of shares outstanding to avoid wasting corporate resources.
iii.
Right to Act by Written Consent
CSIM generally votes against shareholder proposals asking for shareholders to be given the right to act by written consent if the company already offers shareholders the right to call special meetings. CSIM expects appropriate mechanisms for implementation.
iv.
Supermajority Voting
CSIM generally supports the concept of simple majority standards to pass proposals.
E.
CAPITAL STRUCTURE, MERGERS AND ACQUISITIONS

i.
Increase in Authorized Common Shares
CSIM typically supports proposals to increase the authorized shares unless the company does not sufficiently justify the need for the use of the proposed shares.
ii.
Preferred Shares
CSIM generally supports proposals to create a class of preferred shares with specific voting, dividend, conversion and other rights.
iii.
Mergers and Acquisitions
CSIM generally supports transactions that appear to maximize shareholder value. CSIM assesses these proposals on a case-by-case basis and considers the proposed transaction’s strategic rationale, the offer premium, the board’s oversight of the sales process, and other pertinent factors.
4

?
F.
ENVIRONMENTAL AND SOCIAL SHAREHOLDER PROPOSALS

Effective oversight of material environmental and social risks relevant to a company and its business is an essential board function. In CSIM’s view, appropriate risk oversight of environmental and social issues contributes to sustainable long-term value and companies should provide pertinent information on material risks common to their industry and specific to their business. CSIM evaluates, on a case-by-case basis, shareholder proposals regarding environmental and social issues, including those calling for additional disclosure of material risks to a company, with emphasis placed on those risks identified within the framework of the Sustainability Accounting Standards Board (SASB).
CSIM recognizes that financial performance can be impacted by a company’s environmental, social and human capital management policies. CSIM’s case-by-case evaluation of these proposals takes into consideration a company’s current practices, level of reporting, disclosures by its peers, and the existence of controversies or litigation related to the issue.
CSIM believes that, in most instances, boards are best positioned to determine their company’s strategy and manage its operations, and generally does not support shareholder proposals seeking a change in business practices.
i.
Climate Change Proposals
CSIM believes that companies should provide pertinent information on the management of potential climate change-related risks, with the understanding that the relevance of this disclosure for any specific company will vary depending on its industry and operations. For companies operating in carbon-intensive industries, we believe boards should be considering a range of energy demand scenarios. We generally support proposals requesting additional disclosure on climate change-related impacts when the company’s current reporting is inadequate.
ii.
Corporate Political Activity Proposals
CSIM expects boards of directors to have a stated oversight process for political contributions and lobbying activities. CSIM evaluates proposals asking for disclosure of a company’s political contributions and lobbying activities on a case-by-case basis and considers supporting them if there is no evidence of board oversight, a political spending policy and/or a company’s disclosure is deficient and lags that of its peers.
V.
ADMINISTRATION

A.
CONFLICTS OF INTERESTS

CSIM maintains the following practices that seek to prevent undue influence on its proxy voting activity. Such influence might arise from any relationship between the company holding the proxy (or any shareholder or board member of the company) and CSIM, CSIM’s affiliates, a mutual fund or exchange-traded fund managed by CSIM (“Affiliated Fund”), an affiliate of such Fund, or a CSIM employee. The Proxy Committee has directed that Glass Lewis be instructed to vote any such proxies in the same proportion as the votes of all other shareholders in the fund (i.e., “echo vote”).
With respect to proxies of an underlying Affiliated Fund, the Investment Stewardship Team will ensure that such proxies are “echo voted,” unless otherwise required by law. When required by law or applicable exemptive order, the Investment Stewardship Team will also ensure the “echo voting” of an unaffiliated mutual fund or exchange traded fund. For example, certain exemptive orders issued to a fund by the Securities and Exchange Commission and Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, require the fund, under certain circumstances, to “echo vote” proxies of registered investment companies that serve as underlying investments of the fund.
In addition, with respect to holdings of The Charles Schwab Corporation (“CSC”) (ticker symbol: SCHW), the Investment Stewardship Team will ensure such proxies are echo-voted, unless otherwise required by law.
Where the Proxy Committee has delegated an item to the Investment Stewardship Team, CSIM has taken certain steps to mitigate perceived or potential conflicts of interest, including, but not limited to, the following:
●
maintaining a reporting structure that separates employees with voting authority from those with sales or business relationship authority,
●
reporting of potential conflicts to the Proxy Committee to review the conflict and provide final vote determination,
●
defaulting to the standard CSIM Proxy Voting Policy.
In all other cases, proxy issues that present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM’s clients, will be delegated to Glass Lewis to be voted in accordance with CSIM’s Proxy Voting Guidelines which are set each year based on governance criteria and not influenced by any individual issuer or ballot item.
Where CSIM’s Investment Stewardship Team conducts an engagement meeting with a company, CSIM has taken certain steps to mitigate perceived or potential conflicts of interest, including, but not limited to, the following:
●
ensuring that no members of the board of (i) CSC or (ii) an Affiliated Fund, which are affiliated with such company, are participants in such meetings.
5

B.
FOREIGN SECURITIES/SHAREBLOCKING

Voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:
●
proxy statements and ballots written in a foreign language,
●
untimely and/or inadequate notice of shareholder meetings,
●
restrictions of foreigner’s ability to exercise votes,
●
requirements to vote proxies in person,
●
requirements to provide local agents with power of attorney to facilitate CSIM’s voting instructions.
In consideration of the foregoing issues, CSIM, in conjunction with Glass Lewis, uses its best efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote. In addition, certain foreign countries impose restrictions on the sale of securities for a period of time before and/or after the shareholder meeting. To avoid these trading restrictions, the Proxy Committee instructs Glass Lewis not to vote such foreign proxies (share-blocking).
C.
SECURITIES LENDING

Certain of the funds managed by CSIM enter into securities lending arrangements with lending agents to generate additional revenue for their portfolios. In securities lending arrangements, any voting rights that accompany the loaned securities generally pass to the borrower of the securities, but the lender retains the right to recall a security and may then exercise the security’s voting rights. In order to vote the proxies of securities out on loan, the securities must be recalled prior to the established record date. CSIM will use its best efforts to recall a fund’s securities on loan when deemed appropriate and in the best interest of shareholders and complies with all reporting requirements.
D.
SUB-ADVISORY RELATIONSHIPS

Where CSIM has delegated day-to-day investment management responsibilities to an investment sub-adviser, CSIM may (but generally does not) delegate proxy voting responsibility to such investment sub-adviser. In addition, CSIM may share proxy voting with an investment sub-adviser. Each sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to make voting decisions in the best interest of each investment company and its shareholders, or other client associated with the securities it has been allocated. Each sub-adviser to whom proxy voting has been delegated must inform CSIM of its voting decisions to allow CSIM to implement the votes or in the case of shared voting responsibility, potentially override the sub-adviser’s vote recommendation. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser’s proxy voting policy to determine whether it believes that each sub-adviser’s proxy voting policy is generally consistent with the maximization of the value of CSIM’s clients’ investments by protecting the long-term best interest of shareholders.
E.
REPORTING AND RECORD RETENTION

CSIM will maintain, or cause Glass Lewis to maintain, records that identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients’ proxy voting records and procedures.
CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940, as amended, and the Investment Company Act of 1940, as amended.
6

Schwab Annuity Portfolios
PEA No. 60
Part C: Other Information
ITEM 28.
EXHIBITS.

(a)	Agreement and Declaration of Trust, dated January 21, 1994, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314) electronically filed with the SEC on February 27, 1998 (hereinafter referred to as PEA No. 7).
(b)	Second Amended and Restated Bylaws, dated February 24, 2021, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314) electronically filed with the SEC on April 28, 2021(hereinafter referred to as PEA No. 55).
(c)(i)	Article III, Sections 4 and 5; Article IV, Section 1; Article V; Article VIII, Section 4; and Article IX, Sections 1, 4, and 7 of the Agreement and Declaration of Trust is incorporated herein by reference to Exhibit 1 of PEA No. 7.
(c)(ii)	Article 9 and Article 11 of the Second Amended and Restated Bylaws are incorporated herein by reference to Exhibit (b) of PEA No. 55.
(d)(i)	Investment Advisory and Administration Agreement between Registrant and Charles Schwab Investment Management, Inc. (the Investment Adviser), dated June 15, 1994, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314) electronically filed with the SEC on April 30, 1997.
(d)(ii)	Amended Schedules A and B, dated March 3, 2012, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, are incorporated herein by reference to Exhibit (d)(iv) of Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314) electronically filed with the SEC on March 5, 2012 (hereinafter referred to as PEA No. 31).
(d)(iii)	Amended Schedule B, dated September 24, 2020, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated January 1, 2007, is incorporated herein by reference to Exhibit (d)(iii) of PEA No. 55.
(d)(iv)	Letter of Agreement between Registrant and the Investment Adviser, dated April 30, 2015, is incorporated herein by reference to Exhibit (d)(iv) of Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314) electronically filed with the SEC on April 29, 2015 (hereinafter referred to as PEA No. 39).
(d)(v)	Expense Limitation Agreement, dated March 3, 2012, between the Investment Adviser, Charles Schwab & Co., Inc. (Schwab) and the Registrant on behalf of Schwab VIT Balanced Portfolio, Schwab VIT Balanced with Growth Portfolio and Schwab VIT Growth Portfolio is incorporated herein by reference to Exhibit (d)(v) of PEA No. 31.
(d)(vi)	Amended and Restated Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated March 1, 2017, with respect to the Schwab S&P 500 Index Portfolio is incorporated herein by reference to Exhibit (d)(vi) of Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314) electronically filed with the SEC on April 27, 2017 (hereinafter referred to as PEA No. 47).
(d)(vii)	Amended Schedules A, B and C, dated March 1, 2017, to the Shareholder Services Agreement between the Registrant and the Investment Adviser are incorporated herein by reference to Exhibit (d)(vii) of PEA No. 47.
(d)(viii)	Letter of Agreement between the Investment Adviser and the Registrant, dated April 30, 2018, on behalf of Schwab MarketTrack Growth Portfolio II is incorporated herein by reference to Exhibit (d)(viii) of Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314) electronically filed with the SEC on April 27, 2018 (hereinafter referred to as PEA No. 49).
(d)(ix)	Amended Schedules A and B, dated March 1, 2017, to the Investment Advisory and Administration Agreement for Schwab Annuity Portfolios is incorporated herein by reference to Exhibit (d)(ix) of PEA No. 47.
(d)(x)	Expense Limitation Agreement, dated October 3, 2017, between the Investment Adviser, Schwab and the Registrant on behalf of Schwab Government Money Market Portfolio is incorporated herein by reference to Exhibit (d)(x) of PEA No. 49.
(d)(xi)	Schedule A, dated September 24, 2020, to the Expense Limitation Agreement between the Investment Adviser, Schwab and Registrant on behalf of Schwab Government Money Market Portfolio is incorporated herein by reference to Exhibit (d)(xi) of PEA No. 55.
(e)(i)	Distribution Agreement, dated March 29, 1994, between Registrant and Schwab, is incorporated herein by reference to Exhibit 6(a) of PEA No. 7.
(e)(ii)	Amended Schedule A to Distribution Agreement between Registrant and Schwab, dated March 29, 1994, is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314) electronically filed with the SEC on September 9, 1996 (hereinafter referred to as PEA No. 5).
(e)(iii)	Amended Schedule A, dated March 3, 2012, to Distribution Agreement between Registrant and Schwab, dated March 29, 1994, is incorporated herein by reference to Exhibit (e)(iii) of PEA No. 31.
(f)	Inapplicable.

(g)(i)	Amended and Restated Master Custodian Agreement, dated October 17, 2005, between Registrant and State Street Bank and Trust Company on behalf of Schwab Money Market Portfolio, is incorporated herein by reference to Exhibit (g)(i) of Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314) electronically filed with the SEC on April 25, 2006 (hereinafter referred to as PEA No. 20).
(g)(i)(a)	Amendment, dated November 2, 2021, to the Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(ii) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314) electronically filed with the SEC on April 28, 2022 (hereinafter referred to as PEA No. 56).
(g)(i)(b)	Amendment, dated April 30, 2021, to the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 17, 2005, is filed herein as Exhibit (g)(i)(b).
(g)(i)(c)	Amendment, dated December 11, 2024, to the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated October 17, 2005, is filed herein as Exhibit (g)(i)(c).
(g)(ii)	Custodian Agreement, dated April 1, 2007, between Registrant and Brown Brothers Harriman & Co., Inc., is incorporated herein by reference to Exhibit (g)(ii) of Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314) electronically filed with the SEC on April 28, 2020.
(g)(ii)(a)	Amended Schedule 1, dated August 18, 2016, to the Custodian Agreement between Registrant and Brown Brothers Harriman & Co., Inc., is incorporated herein by reference to Exhibit (g)(iii) of Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314) electronically filed with the SEC on December 22, 2016 (hereinafter referred to as PEA No. 44).
(g)(iii)	Global Custody Services Agreement between Registrant and Citibank, N.A., dated February 2, 2022, is incorporated herein by reference to Exhibit (g)(v) of Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314) electronically filed with the SEC on April 28, 2023 (hereinafter referred to as PEA No. 57).
(h)(i)	License Agreement, dated August 1, 1996, between Registrant and Standard & Poor’s Corporation, is incorporated herein by reference to Exhibit 9 of PEA No. 5.
(h)(ii)	Transfer Agency and Service Agreement, dated November 12, 2020, between Registrant and BNY Mellon Investment Servicing (US) Inc., is incorporated herein by reference to Exhibit (h)(ii) of PEA No. 55.
(h)(ii)(a)	Amendment No. 1, dated March 2, 2021, to the Transfer Agency and Service Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc., is incorporated herein by reference to Exhibit (h)(ii)(a) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314) electronically filed with the SEC on April 2, 2024 (hereinafter referred to as PEA No. 58).
(h)(ii)(b)	Amendment No. 2, dated April 28, 2023, to the Transfer Agency and Service Agreement between Registrant and BNY Mellon Investment Servicing (US) Inc., is incorporated herein by reference tos Exhibit (h)(ii)(b) of PEA No. 58.
(h)(iii)	Shareholder Service Agreement, dated March 29, 1994, between Registrant and Schwab, is incorporated herein by reference to Exhibit 8(i) of PEA No. 7.
(h)(iv)	Amended Schedules A, B and C, dated March 29, 2013, to the Shareholder Service Agreement between Registrant and Schwab, dated March 29, 1994, is incorporated herein by reference to Exhibit (g)(vii) of PEA No. 39.
(h)(v)	Master Fund Accounting and Services Agreement between Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (g)(ix) of PEA No. 20.
(h)(v)(a)	Amended Appendix A, modified February 25, 2021, to the Master Fund Accounting and Services Agreement between Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(vi) of PEA No. 55.
(h)(v)(b)	Amendment, dated November 2, 2021, to Appendix A and Appendix B of the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(vii) of PEA No. 56.
(h)(v)(c)	Amendment, dated November 14, 2024, to the Master Fund Accounting and Services Agreement between the Registrant and State Street Bank and Trust Company, dated October 1, 2005, is filed herein as Exhibit (h)(v)(c).
(h)(vi)	Form of Fund of Funds Investment Agreement, is incorporated herein by reference to Exhibit (h)(viii) of PEA No. 56.
(i)	Opinion and Consent of Counsel is filed herein as Exhibit (i).
(j)(i)	Consent of Deloitte & Touche LLP is filed herein as Exhibit (j)(i).
(j)(ii)	Power of Attorney executed by Omar Aguilar, dated January 1, 2025, is filed herein as Exhibit (j)(ii).
(j)(iii)	Power of Attorney executed by Robert W. Burns, dated January 1, 2016, is incorporated herein by reference to Exhibit (j)(v) of PEA No. 41.
(j)(iv)	Power of Attorney executed by Jean Derek Penn, dated June 1, 2021, is incorporated herein by reference to Exhibit (j)(vi) of PEA No. 56.

(j)(v)	Power of Attorney executed by David L. Mahoney, dated January 1, 2016, is incorporated herein by reference to Exhibit (j)(viii) of PEA No. 41.
(j)(vi)	Power of Attorney executed Dana S. Smith, dated January 11, 2023, is incorporated herein by reference to Exhibit (j)(vii) of PEA No. 57.
(j)(vii)	Power of Attorney executed by Kimberly S. Patmore, dated January 1, 2016, is incorporated herein by reference to Exhibit (j)(x) of PEA No. 41.
(j)(viii)
Power of Attorney executed by Nancy F. Heller, dated June 1, 2018, is incorporated herein by reference to Exhibit (j)(xi) of Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A (File No. 811-8314) electronically filed with the SEC on April 26, 2019 (hereinafter referred to as PEA No. 51).

(j)(ix)	Power of Attorney executed by Jane P. Moncreiff, dated January 28, 2019, is incorporated herein by reference to Exhibit (j)(xiii) of PEA No. 51.
(j)(x)	Registrant, Certified Resolution regarding Powers of Attorney, dated June 10, 2020, is incorporated herein by reference to Exhibit (j)(xiii) of PEA No. 55.
(j)(xi)	Power of Attorney executed by Michael J. Beer, dated September 26, 2022, is incorporated herein by reference to Exhibit (j)(xii) of PEA No. 57.
(j)(xii)	Power of Attorney executed by Richard A. Wurster, dated January 1, 2025, is filed herein as Exhibit (j)(xii).
(k)	Inapplicable.
(l)(i)	Purchase Agreement, dated March 17, 1994, between Registrant and Schwab relating to Schwab Money Market Portfolio is incorporated herein by reference to Exhibit 13(a) of PEA No. 7.
(l)(ii)	Purchase Agreement, dated August 5, 1996, between Registrant and Schwab relating to Schwab Asset Director®-High Growth Portfolio and Schwab S&P 500 Portfolio is incorporated herein by reference to Exhibit 13(b) of PEA No. 5.
(m)	Inapplicable.
(n)	Inapplicable.
(o)	Inapplicable.
(p)	Registrant, Investment Adviser and Schwab Joint Code of Ethics, dated June 6, 2024, is filed herein as Exhibit (p).

ITEM 29.
PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

The Board of Trustees of the Registrant is identical to the boards of trustees of The Charles Schwab Family of Funds, Schwab Investments, Schwab Strategic Trust, Schwab Capital Trust and Laudus Trust. Each such trust has Charles Schwab Investment Management, Inc. as its investment adviser. In addition, the officers of the Registrant are also identical to those of each such other trust. As a result, the above-named trusts may be deemed to be under common control with the Registrant. Nonetheless, the Registrant takes the position that it is not under common control with such other trusts because the power residing in the respective trusts’ boards and officers arises as a result of an official position with each such trust.
ITEM 30.
INDEMNIFICATION.

Article VIII of Registrant’s Agreement and Declaration of Trust (Exhibit (a) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.
Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the 1933 Act), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
ITEM 31.
BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

The Registrant’s investment adviser is Charles Schwab Investment Management, Inc., dba Schwab Asset Management®, a Delaware corporation, organized in October 1989 with a principal place of business at 211 Main Street, San Francisco, CA 94105. The only business in which the investment adviser engages is that of investment adviser and administrator to The Charles Schwab Family of Funds, Schwab Investments,

Schwab Capital Trust, Schwab Annuity Portfolios and Schwab Strategic Trust; investment adviser to Laudus Trust; investment adviser and/or administrator to any other open-end management investment companies that Schwab may sponsor in the future; and an investment adviser to certain non-investment company clients.
The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below.
Name and Position with Adviser	Name of Other Company	Capacity
Omar Aguilar, Director, Chief Executive Officer, President and Chief Investment Officer	Schwab ETFs	Trustee, Chief Executive Officer, President and Chief Investment Officer
	Schwab Funds	Trustee, Chief Executive Officer, President and Chief Investment Officer
	Laudus Trust	Trustee, Chief Executive Officer, President and Chief Investment Officer
Patrick Cassidy, Managing Director and Chief Investment Officer	Schwab Funds	Vice President and Chief Investment Officer
	Laudus Trust	Vice President and Chief Investment Officer
	Schwab ETFs	Vice President and Chief Investment Officer
Mark Hunter, Managing Director and Chief Compliance Officer	Charles Schwab & Co., Inc	Managing Director
	Schwab ETFs	Chief Compliance Officer
	Schwab Funds	Chief Compliance Officer
	Laudus Trust	Chief Compliance Officer
Catherine MacGregor, Managing Director and Chief Legal Officer	Charles Schwab & Co., Inc.	Managing Director
	Schwab ETFs	Secretary and Chief Legal Officer
	Schwab Funds	Secretary and Chief Legal Officer
	Laudus Trust	Vice President, Chief Legal Officer and Clerk
William P. McMahon, Jr., Managing Director and Chief Investment Officer	Schwab ETFs	Vice President and Chief Investment Officer
	Schwab Funds	Vice President and Chief Investment Officer
	Laudus Trust	Vice President and Chief Investment Officer
Jessica Seidlitz, Managing Director, Chief Operating Officer, and Chief Financial Officer	Schwab Funds	Chief Operating Officer
	Schwab ETFs	Chief Operating Officer
	Laudus Trust	Chief Operating Officer
	Charles Schwab & Co., Inc.	Managing Director
Michael D. Verdeschi, Director	The Charles Schwab Corporation	Managing Director and Chief Financial Officer
	Charles Schwab & Co., Inc.	Director, Managing Director and Chief Financial Officer
	Family Wealth Alliance, Inc.	Managing Director and Chief Financial Officer
	Ameritrade Holding LLC	Manager
	Schwab Holdings, Inc.	Director, Managing Director and Chief Financial Officer
	Charles Schwab Global Holdings, Inc.	Managing Director and Chief Financial Officer
	Performance Technologies, Inc.	Managing Director and Chief Financial Officer
	Schwab (SIS) Holdings, Inc. I	Managing Director and Chief Financial Officer
	Schwab Technology Holdings, Inc.	Managing Director and Chief Financial Officer

Name and Position with Adviser	Name of Other Company	Capacity
Richard A. Wurster, Director	Schwab Funds	Chairman and Trustee
	Schwab ETFs	Chairman and Trustee
	Laudus Trust	Chairman and Trustee
	The Charles Schwab Corporation	Director, Chief Executive Officer and President

ITEM 32.
PRINCIPAL UNDERWRITERS.

(a) Schwab acts as principal underwriter and distributor of Registrant’s shares. Schwab also acts as principal underwriter for The Charles Schwab Family of Funds, Schwab Capital Trust and Schwab Investments and may act as such for any other investment company which Schwab may sponsor in the future.
(b) Information with respect to Schwab’s directors and officers is as follows:
Name	Position and Offices with the Underwriter	Position and Offices with the Registrant
Jonathan M. Craig	President and Director; Managing Director and Head of Investor Services and Marketing	None
Steven H. Anderson	Managing Director and Head of Workplace Services	None
Jonathan Beatty	Director; Managing Director and Head of Advisor Services	None
Jason C. Clague	Managing Director and Head of Operations	None
Neesha K. Hathi	Managing Director – Wealth and Advice Solutions	None
Timothy C. Heier	Managing Director and Chief Technology Officer	None
Dennis W. Howard	Managing Director and Chief Information Officer	None
Lisa Kidd Hunt	Managing Director and Head of International Services	None
Shannon Jurecka	Managing Director and Head of Human Resources Officer	None
James Kostulias	Managing Director – Trading Services	None
Mitchell N. Mantua	Managing Director and General Auditor	None
Peter J. Morgan III	Managing Director, General Counsel and Corporate Secretary	None
Nigel J. Murtagh	Managing Director and Chief Risk Officer	None
Michael D. Verdeschi	Director; Managing Director and Chief Financial Officer	None
The principal business address of all directors and officers of Schwab is 3000 Schwab Way, Westlake, TX 76262.
(c) None.
ITEM 33.
LOCATION OF ACCOUNTS AND RECORDS.

All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant and Registrant’s investment adviser and administrator: Charles Schwab Investment Management, Inc., 211 Main Street, San Francisco, CA 94105; Registrant’s principal underwriter: Charles Schwab & Co., Inc., 3000 Schwab Way, Westlake, TX 76262; Registrant’s custodian for the Schwab Government Money Market Portfolio: State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, MA, 02114-2016; and Registrant’s custodian for the Schwab VIT Portfolios and Schwab S&P 500 Index Portfolio: Citibank, N.A., 388 Greenwich Street, New York, NY 10013.
ITEM 34.
MANAGEMENT SERVICES.

Not applicable.
ITEM 35.
UNDERTAKINGS.

Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment No. 60 to Registrant’s Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 60 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington in the District of Columbia, on the 25th day of April, 2025.
SCHWAB ANNUITY PORTFOLIOS Registrant
Omar Aguilar * Omar Aguilar, Chief Executive Officer, President and Chief Investment Officer
Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 60 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 25th day of April, 2025.
Signature	Title
Richard A. Wurster* Richard A. Wurster	Chairman and Trustee
Michael J. Beer* Michael J. Beer	Trustee
Robert W. Burns* Robert W. Burns	Trustee
Nancy F. Heller* Nancy F. Heller	Trustee
David L. Mahoney* David L. Mahoney	Trustee
Jane P. Moncreiff* Jane P. Moncreiff	Trustee
Kimberly S. Patmore* Kimberly S. Patmore	Trustee
J. Derek Penn* J. Derek Penn	Trustee
Omar Aguilar* Omar Aguilar	Trustee, Chief Executive Officer, President and Chief Investment Officer
Dana S. Smith* Dana S. Smith	Treasurer and Chief Financial Officer
*By:	/s/ Douglas P. Dick Douglas P. Dick, Attorney‑in‑Fact Pursuant to Power of Attorney